UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
1 Iron Street, Boston, MA 02210
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2015

Date of reporting period: May 31, 2015

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 96.10%

BRAZIL — 4.08%
Abril Educacao SA	173,000	$669,219
Aliansce Shopping Centers SA	155,000	747,667
Alupar Investimento SA Units	151,500	826,640
Ambev SA	7,592,500	43,758,066
Arezzo Industria e Comercio SA	130,800	1,004,578
B2W Cia. Digital[a]	201,951	1,613,027
Banco Bradesco SA	1,231,352	10,105,062
Banco do Brasil SA	1,420,100	10,114,977
Banco Santander Brasil SA Units	674,500	3,350,739
BB Seguridade Participacoes SA	1,164,100	12,160,225
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	2,867,500	10,086,458
BR Malls Participacoes SA	734,700	3,497,914
BRF SA	1,065,100	21,501,502
CCR SA	1,445,300	6,989,736
CETIP SA — Mercados Organizados	343,262	3,577,124
Cia. de Saneamento Basico do Estado de Sao Paulo	570,000	3,311,877
Cia. de Saneamento de Minas Gerais-COPASA	113,700	561,270
Cia. Siderurgica Nacional SA	1,152,000	2,222,740
Cielo SA	1,387,392	17,382,597
Cosan SA Industria e Comercio	212,900	1,677,806
CPFL Energia SA	383,105	2,320,758
Cyrela Brazil Realty SA Empreendimentos e Participacoes	537,200	1,829,031
Duratex SA	500,029	1,252,970
EDP — Energias do Brasil SA	442,600	1,457,034
Embraer SA	1,107,600	8,277,685
Equatorial Energia SA	289,476	3,063,771
Estacio Participacoes SA	498,900	2,859,697
Eternit SA	50,066	43,282
Even Construtora e Incorporadora SA	814,500	961,807
EZ TEC Empreendimentos e Participacoes SA	103,157	531,844
Fibria Celulose SA	414,700	5,681,569
Fleury SA	136,000	736,954
Gafisa SA	715,600	533,461
Hypermarcas SAa	547,800	3,733,674
Iguatemi Empresa de Shopping Centers SA	141,000	1,167,713
Iochpe-Maxion SA	165,800	622,153
JBS SA	1,234,200	6,030,671
JSL SA	91,600	291,504
Klabin SA Units	909,400	5,412,078
Kroton Educacional SA	2,281,656	8,168,680
Light SA	149,800	797,657
Linx SA	51,600	799,068
Localiza Rent A Car SA	261,635	2,618,317
Lojas Americanas SA	258,025	1,015,904
Lojas Renner SA	216,100	7,245,977
LPS Brasil Consultoria de Imoveis SA	96,600	162,785
M. Dias Branco SA	65,400	1,763,747
Magnesita Refratarios SA	107,900	108,150
Marfrig Global Foods SAa	513,800	655,004
Minerva SA/Brazil[a]	231,500	739,617
MRV Engenharia e Participacoes SA	530,800	1,263,572
Multiplan Empreendimentos Imobiliarios SA	137,200	2,141,413
Multiplus SA	88,800	1,058,613
Natura Cosmeticos SA	279,500	2,509,950
Odontoprev SA	571,500	2,024,577
Petroleo Brasileiro SAa	4,900,700	20,338,995

Security	Shares	Value

Porto Seguro SA	192,600	$2,184,441
Qualicorp SA	349,600	2,080,561
Raia Drogasil SA	363,800	4,058,935
Restoque Comercio e Confeccoes de Roupas SA	231,100	611,663
Santos Brasil Participacoes SA Units	34,700	127,492
Sao Martinho SA	87,800	979,864
SLC Agricola SA	115,400	571,108
Smiles SA	85,100	1,355,960
Sonae Sierra Brasil SA	49,500	306,216
Souza Cruz SA	631,500	4,806,568
Sul America SA	301,889	1,241,559
Tegma Gestao Logistica	31,800	144,428
TIM Participacoes SA	1,366,500	4,031,958
TOTVS SA	215,300	2,515,408
TPI — Triunfo Participacoes e Investimentos SA	20,200	20,626
Tractebel Energia SA	263,600	2,794,857
Transmissora Alianca de Energia Eletrica SA Units	142,300	917,734
Ultrapar Participacoes SA	600,800	12,917,031
Vale SA	2,157,300	13,548,163
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	136,500	2,065,072
Via Varejo SA	215,200	1,032,658
WEG SA	933,760	5,033,518

		318,724,726
CHILE — 1.15%
AES Gener SA	4,166,077	2,507,927
Aguas Andinas SA Series A	4,321,491	2,472,366
Banco de Chile	34,195,938	3,935,973
Banco de Credito e Inversiones	58,519	2,725,812
Banco Santander Chile	106,351,196	5,720,985
Besalco SA	702,498	357,464
Cencosud SA	2,076,795	5,266,404
Cia. Cervecerias Unidas SA	253,735	2,861,709
Cia. Sud Americana de Vapores SAa	21,216,961	788,886
Colbun SA	13,709,667	4,102,820
CorpBanca SA	235,442,305	2,904,365
E.CL SA	1,044,107	1,529,625
Empresa Nacional de Electricidad SA/Chile	5,210,389	7,784,305
Empresas CMPC SA	1,968,984	5,778,571
Empresas COPEC SA	724,604	8,285,086
Enersis SA	31,185,210	10,605,038
ENTEL Chile SA	201,756	2,423,876
Inversiones Aguas Metropolitanas SA	778,051	1,222,301
Inversiones La Construccion SA	72,193	857,742
LATAM Airlines Group SAa	499,581	4,224,380
Parque Arauco SA	1,077,750	2,085,490
SACI Falabella	827,957	6,209,577
SalfaCorp SA	979,517	718,893
Sociedad Matriz SAAM SA	11,467,574	982,485
SONDA SA	939,997	2,159,631
Vina Concha y Toro SA	791,873	1,526,932

		90,038,643
CHINA — 25.43%
361 Degrees International Ltd.	2,173,000	857,813
AAC Technologies Holdings Inc.	1,217,000	6,805,987
Agile Property Holdings Ltd.	2,714,500	2,087,121
Agricultural Bank of China Ltd. Class H	37,343,000	20,281,625
AGTech Holdings Ltd.[a,b]	4,648,000	521,671
Air China Ltd. Class H	3,164,000	3,889,921

1

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Ajisen (China) Holdings Ltd.	1,597,000	$968,310
Alibaba Health Information Technology Ltd.[a,b]	4,054,000	5,606,476
Alibaba Pictures Group Ltd.[a,b]	8,810,000	3,784,701
Aluminum Corp. of China Ltd. Class Ha,b	6,632,000	3,995,516
Anhui Conch Cement Co. Ltd. Class H	1,995,500	8,366,553
Anhui Expressway Co. Ltd. Class H	1,274,000	1,237,587
Anta Sports Products Ltd.	1,691,000	3,922,336
APT Satellite Holdings Ltd.	922,500	1,106,779
Asia Cement China Holdings Corp.	1,192,500	624,591
AVIC International Holding HK Ltd.[a,b]	6,554,000	1,530,370
AviChina Industry & Technology Co. Ltd. Class H	3,692,000	4,691,475
Bank of China Ltd. Class H	129,046,000	85,736,001
Bank of Communications Co. Ltd. Class H	13,973,000	13,303,241
Baoxin Auto Group Ltd.	1,490,500	1,246,001
BBMG Corp. Class H	2,080,000	2,329,134
Beijing Capital International Airport Co. Ltd. Class H	2,590,000	3,100,696
Beijing Capital Land Ltd. Class H	2,268,000	1,720,409
Beijing Enterprises Holdings Ltd.	846,500	7,409,489
Beijing Enterprises Water Group Ltd.[b]	7,286,000	6,156,614
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	696,000	1,140,314
Belle International Holdings Ltd.	7,542,000	9,632,370
Biostime International Holdings Ltd.	334,500	1,402,461
Boer Power Holdings Ltd.	275,391	619,595
Bosideng International Holdings Ltd.	6,100,000	960,066
Brilliance China Automotive Holdings Ltd.	5,004,000	7,811,135
Byd Co. Ltd. Class Hb	1,077,000	7,572,228
BYD Electronic International Co. Ltd.	1,413,500	2,308,559
C C Land Holdings Ltd.	4,027,000	981,872
Carnival Group International Holdings Ltd.[a,b]	7,847,000	1,417,239
Central China Securities Co. Ltd. Class H	856,979	840,224
CGN Power Co. Ltd. Class Ha,c	10,978,000	6,854,567
Chaowei Power Holdings Ltd.[b]	1,413,000	1,164,808
China Aerospace International Holdings Ltd.	4,930,000	1,297,444
China Agri-Industries Holdings Ltd.[b]	4,133,200	2,495,420
China Aircraft Leasing Group Holdings Ltd.[b]	427,000	756,878
China Animal Healthcare Ltd.[b]	1,237,000	829,821
China Aoyuan Property Group Ltd.[b]	3,868,000	1,127,733
China BlueChemical Ltd. Class H	3,690,000	1,651,837
China Cinda Asset Management Co. Ltd. Class Ha	14,267,000	9,037,027
China CITIC Bank Corp. Ltd. Class Ha	13,119,000	11,102,378
China CNR Corp. Ltd. Class H	3,162,500	6,731,718
China Coal Energy Co. Ltd. Class Hb	4,304,000	2,609,646
China Communications Construction Co. Ltd. Class H	7,239,000	12,513,962
China Communications Services Corp. Ltd. Class H	4,148,000	2,274,255
China Conch Venture Holdings Ltd.	1,263,000	3,951,178
China Construction Bank Corp. Class H	136,061,000	136,735,903
China COSCO Holdings Co. Ltd. Class Ha,b	4,308,500	3,234,898
China Datang Corp. Renewable Power Co. Ltd. Class Ha	5,848,000	1,018,480
China Dongxiang Group Co. Ltd.[b]	6,173,000	1,751,985
China Dynamics Holdings Ltd.[a,b]	6,230,000	602,783
China Electronics Corp. Holdings Co. Ltd.	1,804,000	1,044,947
China Everbright Bank Co. Ltd. Class H	5,005,000	3,176,732
China Everbright International Ltd.[b]	4,164,000	7,896,588
China Everbright Ltd.	1,500,000	5,969,774
China Fiber Optic Network System Group Ltd.	2,824,000	1,071,084
China Foods Ltd.[a]	1,618,000	1,252,395
China Galaxy Securities Co. Ltd. Class H	5,458,500	9,252,948
China Gas Holdings Ltd.	2,940,000	5,067,167
China Harmony Auto Holding Ltd.	902,500	1,140,998
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	1,885,000	1,896,782
China Huarong Energy Co. Ltd.[a,b]	8,036,000	912,292
China Huishan Dairy Holdings Co. Ltd.[b]	10,818,000	2,246,903
China Huiyuan Juice Group Ltd.[a]	1,659,000	963,098

Security	Shares	Value

China Innovationpay Group Ltd.[a,b]	7,904,000	$1,305,174
China International Marine Containers Group Co. Ltd. Class H	867,700	2,485,044
China Lesso Group Holdings Ltd.	2,047,000	1,959,446
China Life Insurance Co. Ltd. Class H	12,078,000	58,040,714
China Lilang Ltd.	1,110,000	1,331,734
China Longyuan Power Group Corp. Ltd.	5,237,000	6,479,069
China LotSynergy Holdings Ltd.[b]	13,660,000	1,215,937
China Lumena New Materials Corp.[a,b]	2,584,000	125,007
China Medical System Holdings Ltd.	1,888,000	3,151,721
China Mengniu Dairy Co. Ltd.	2,249,000	12,838,497
China Merchants Bank Co. Ltd. Class H	7,440,964	22,654,405
China Merchants Holdings International Co. Ltd.	1,906,000	8,409,312
China Merchants Land Ltd.	2,592,000	815,899
China Metal Recycling Holdings Ltd.[a]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	9,654,100	13,301,312
China Mobile Ltd.	9,934,500	130,852,855
China Modern Dairy Holdings Ltd.[a,b]	3,666,000	1,466,107
China National Building Material Co. Ltd. Class H	4,636,000	4,946,071
China National Materials Co. Ltd. Class H	2,578,000	977,781
China New Town Development Co. Ltd.[a]	10,607,500	752,640
China Oceanwide Holdings Ltd.[a]	7,404,000	1,633,330
China Oil and Gas Group Ltd.	14,048,000	1,685,423
China Oilfield Services Ltd. Class H	2,984,000	5,543,356
China Overseas Grand Oceans Group Ltd.	2,033,000	1,140,875
China Overseas Land & Investment Ltd.	6,428,000	23,302,023
China Pacific Insurance Group Co. Ltd. Class H	4,301,000	22,166,528
China Petroleum & Chemical Corp. Class H	41,376,200	36,457,153
China Power International Development Ltd.	5,060,000	3,681,638
China Power New Energy Development Co. Ltd.[a,b]	9,940,000	923,273
China Precious Metal Resources Holdings Co. Ltd.[a,b]	8,282,000	747,902
China Railway Construction Corp. Ltd. Class H	3,260,000	6,014,023
China Railway Group Ltd. Class H	6,568,000	8,490,090
China Rare Earth Holdings Ltd.[a,b]	4,646,000	952,989
China Regenerative Medicine International Ltd.[a]	16,040,000	1,655,411
China Resources and Transportation Group Ltd.[a,b]	36,400,000	812,379
China Resources Cement Holdings Ltd.	3,296,000	2,028,229
China Resources Enterprise Ltd.[b]	1,964,000	5,903,490
China Resources Gas Group Ltd.[b]	1,490,000	4,594,049
China Resources Land Ltd.	4,551,777	14,738,936
China Resources Power Holdings Co. Ltd.	3,114,000	8,657,198
China SCE Property Holdings Ltd.[a]	4,770,200	1,033,849
China Shanshui Cement Group Ltd.[a]	3,521,000	2,857,118
China Shenhua Energy Co. Ltd. Class H	5,471,000	13,452,440
China Shineway Pharmaceutical Group Ltd.	718,000	1,257,870
China Shipping Container Lines Co. Ltd. Class Ha	6,311,000	2,890,267
China Singyes Solar Technologies Holdings Ltd.[b]	955,000	1,478,414
China South City Holdings Ltd.	99	38
China Southern Airlines Co. Ltd. Class H	3,006,000	3,082,958
China State Construction International Holdings Ltd.	3,066,000	5,402,992
China Suntien Green Energy Corp. Ltd. Class H	3,984,000	966,248
China Taiping Insurance Holdings Co. Ltd.[a]	2,674,308	10,902,095
China Telecom Corp. Ltd. Class H	22,356,000	15,199,040
China Traditional Chinese Medicine Co. Ltd.[a,b]	1,942,000	1,653,502
China Travel International Investment Hong Kong Ltd.[b]	4,844,000	2,368,399
China Unicom Hong Kong Ltd.	9,670,000	16,317,201
China Vanke Co. Ltd. Class Ha,b	2,154,887	5,684,984
China Water Affairs Group Ltd.[b]	2,198,000	1,230,634
China Yurun Food Group Ltd.[a,b]	3,116,000	1,463,222
China ZhengTong Auto Services Holdings Ltd.	1,772,000	1,156,713
Chinasoft International Ltd.[a]	2,764,000	1,946,893
Chongqing Changan Automobile Co. Ltd. Class B	1,452,600	3,871,576
Chongqing Rural Commercial Bank Co. Ltd. Class H	4,356,000	3,540,298
CIFI Holdings Group Co. Ltd.	4,438,000	1,248,117

2

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

CIMC Enric Holdings Ltd.[b]	1,062,000	$1,070,008
CITIC Ltd.	3,594,000	6,936,192
CITIC Resources Holdings Ltd.[a]	5,232,000	1,376,922
CITIC Securities Co. Ltd. Class H	1,839,000	7,817,153
CNOOC Ltd.	28,979,000	45,310,355
Cogobuy Group[a,c]	714,000	1,449,821
Colour Life Services Group Co. Ltd.	408,293	614,161
Comba Telecom Systems Holdings Ltd.	2,391,150	845,218
Coolpad Group Ltd.	4,868,000	1,752,130
COSCO International Holdings Ltd.	1,960,000	1,365,404
COSCO Pacific Ltd.	2,906,000	4,191,301
Country Garden Holdings Co. Ltd.	9,208,733	4,241,110
CPMC Holdings Ltd.[b]	1,374,000	1,022,761
Credit China Holdings Ltd.[b]	3,304,000	792,801
CSPC Pharmaceutical Group Ltd.[b]	6,824,000	7,025,114
CSR Corp. Ltd. Class Hb	3,323,000	6,430,327
CT Environmental Group Ltd.	1,194,000	1,626,596
Dah Chong Hong Holdings Ltd.[b]	1,898,000	1,131,227
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	470,800	3,862,825
Daphne International Holdings Ltd.	2,382,000	691,410
Datang International Power Generation Co. Ltd. Class H	4,642,000	2,718,770
Dawnrays Pharmaceutical Holdings Ltd.[b]	1,048,000	1,007,231
Dazhong Transportation Group Co. Ltd. Class B	1,118,100	1,910,833
Digital China Holdings Ltd.	1,545,000	2,778,451
Dongfeng Motor Group Co. Ltd. Class H	4,420,000	7,230,244
Dongjiang Environmental Co. Ltd. Class H	132,000	791,842
Dongyue Group Ltd.	2,927,000	1,310,279
ENN Energy Holdings Ltd.[b]	1,254,000	8,428,430
EverChina International Holdings Co. Ltd.[a,b]	12,070,000	576,130
Evergrande Real Estate Group Ltd.[b]	8,617,000	5,613,826
Fantasia Holdings Group Co. Ltd.[b]	4,320,000	696,635
Far East Horizon Ltd.	3,209,000	3,121,422
FDG Electric Vehicles Ltd.[a,b]	18,940,000	2,028,007
First Tractor Co. Ltd. Class Hb	896,000	828,779
Fosun International Ltd.[b]	3,049,500	7,860,236
Franshion Properties China Ltd.[b]	6,306,000	2,456,814
Fufeng Group Ltd.[b]	1,928,400	1,582,216
Fullshare Holdings Ltd.[a]	6,722,500	1,066,712
GCL-Poly Energy Holdings Ltd.[a,b]	17,686,000	4,722,929
Geely Automobile Holdings Ltd.	8,850,000	4,589,663
Genvon Group Ltd.	5,610,000	955,319
GF Securities Co. Ltd.[a]	1,530,400	5,192,448
Glorious Property Holdings Ltd.[a]	5,305,000	773,349
Golden Eagle Retail Group Ltd.[b]	989,000	1,520,842
Goldin Properties Holdings Ltd.[a]	2,354,000	7,531,294
GOME Electrical Appliances Holding Ltd.[b]	19,649,000	5,145,741
Goodbaby International Holdings Ltd.[a,b]	2,298,000	1,099,855
Great Wall Motor Co. Ltd. Class H	1,674,500	10,811,867
Greatview Aseptic Packaging Co. Ltd.	2,169,000	1,253,571
Guangdong Investment Ltd.	4,656,000	6,523,103
Guangdong Land Holdings Ltd.[a]	2,142,000	685,303
Guangzhou Automobile Group Co. Ltd. Class H	3,632,000	3,715,613
Guangzhou R&F Properties Co. Ltd. Class H	1,718,000	2,012,428
Haier Electronics Group Co. Ltd.	2,027,000	6,145,158
Haitian International Holdings Ltd.	1,150,000	2,827,693
Haitong Securities Co. Ltd. Class H	2,676,400	8,493,713
Hanergy Thin Film Power Group Ltd.[a,b]	20,984,000	5,875,520
Hangzhou Steam Turbine Co. Class B	831,400	1,715,023
Harbin Electric Co. Ltd. Class H	1,542,000	1,299,000
HC International Inc.[a]	644,000	963,730
Hengan International Group Co. Ltd.	1,179,000	13,551,986
Hengdeli Holdings Ltd.[b]	5,790,800	1,187,810
Hi Sun Technology (China) Ltd.[a,b]	3,423,000	1,753,109

Security	Shares	Value

Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	810,000	$772,220
Honbridge Holdings Ltd.[a]	4,068,000	1,311,996
Honghua Group Ltd.[a,b]	5,956,000	752,995
Hopson Development Holdings Ltd.[a,b]	1,214,000	1,284,233
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Hb	5,360,192	1,168,634
Huabao International Holdings Ltd.[b]	3,506,000	3,383,179
Huadian Power International Corp. Ltd. Class H	2,768,000	3,199,525
Huaneng Power International Inc. Class H	5,778,000	7,737,245
Huaneng Renewables Corp. Ltd. Class H	6,830,000	3,198,444
Imperial Pacific International Holdings Ltd.[a,b]	4,140,000	1,271,126
Industrial & Commercial Bank of China Ltd. Class H	120,639,000	105,051,667
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,798,600	3,102,585
Intime Retail Group Co. Ltd.[b]	1,898,000	3,241,870
Jiangnan Group Ltd.	3,288,000	1,018,016
Jiangsu Expressway Co. Ltd. Class H	2,038,000	2,839,484
Jiangsu Future Land Co. Ltd. Class B	1,203,100	1,550,796
Jiangxi Copper Co. Ltd. Class H	2,186,000	4,337,285
Jintian Pharmaceutical Group Ltd.	2,208,000	1,202,051
Ju Teng International Holdings Ltd.	1,898,000	1,172,852
Kaisa Group Holdings Ltd.[b]	2,773,000	558,066
Kingboard Chemical Holdings Ltd.	1,229,700	2,392,280
Kingboard Laminates Holdings Ltd.	2,217,500	1,127,123
Kingdee International Software Group Co. Ltd.[b]	3,404,000	2,722,655
Kingsoft Corp. Ltd.[b]	1,101,000	4,417,323
Kunlun Energy Co. Ltd.[b]	5,338,000	5,798,319
KWG Property Holding Ltd.[b]	2,085,000	1,990,441
Lao Feng Xiang Co. Ltd. Class B	397,806	2,272,268
Launch Tech Co.	236,811	976,077
Lee & Man Paper Manufacturing Ltd.	2,498,000	1,672,520
Lenovo Group Ltd.	10,842,000	17,203,862
Leyou Technologies Holdings Ltd.	4,459,030	1,069,953
Li Ning Co. Ltd.[a,b]	2,632,000	1,541,534
Lianhua Supermarket Holdings Co. Ltd. Class Ha	1,048,000	916,648
Lifetech Scientific Corp.[a]	3,598,000	1,137,205
Lijun International Pharmaceutical Holding Co. Ltd.	4,126,000	1,596,842
Livzon Pharmaceutical Group Inc. Class H	118,100	997,936
Longfor Properties Co. Ltd.	2,405,000	3,965,130
Lonking Holdings Ltd.	6,151,000	1,491,815
Luthai Textile Co. Ltd. Class B	685,369	1,127,317
Luye Pharma Group Ltd.[a]	2,279,000	2,481,408
Microport Scientific Corp.[a,b]	1,656,000	944,265
MIE Holdings Corp.[a]	1,948,000	231,200
Minth Group Ltd.	1,228,000	3,025,821
MMG Ltd.[b]	3,132,000	1,240,428
National Agricultural Holdings Ltd.[a]	1,346,000	918,570
NetDragon Websoft Inc.[b]	336,000	1,683,999
New China Life Insurance Co. Ltd. Class H	1,255,000	8,014,204
New World China Land Ltd.	4,230,000	2,799,427
New World Department Store China Ltd.[b]	2,463,000	794,357
Nexteer Automotive Group Ltd.	1,504,000	1,752,052
Nine Dragons Paper (Holdings) Ltd.	2,743,000	2,515,978
North Mining Shares Co. Ltd.[a,b]	20,980,000	947,294
NVC Lighting Holdings Ltd.[b]	1,831,000	415,731
Parkson Retail Group Ltd.[b]	2,984,000	727,565
PAX Global Technology Ltd.[a,b]	1,388,000	2,514,016
People’s Insurance Co. Group of China Ltd. Class H	10,908,000	7,739,613
PetroChina Co. Ltd. Class H	34,024,000	40,337,811
Phoenix Healthcare Group Co. Ltd.	703,000	1,443,809
Phoenix Satellite Television Holdings Ltd.[b]	2,940,000	1,156,801
PICC Property & Casualty Co. Ltd. Class H	5,685,360	13,040,708
Ping An Insurance Group Co. of China Ltd. Class H	4,234,500	62,330,302
Poly Property Group Co. Ltd.[b]	3,602,000	1,984,189
Real Nutriceutical Group Ltd.	2,693,000	976,234

3

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Renhe Commercial Holdings Co. Ltd.[a,b]	27,394,000	$2,438,462
REXLot Holdings Ltd.[b]	18,375,000	1,351,181
Road King Infrastructure Ltd.	1,157,000	1,132,887
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	2,960,000	985,197
Semiconductor Manufacturing International Corp.[a]	42,076,000	4,830,987
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	346,000	810,594
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,212,000	2,830,138
Shanghai Electric Group Co. Ltd. Class Hb	4,688,000	4,941,071
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	679,500	2,927,840
Shanghai Industrial Holdings Ltd.	906,000	3,488,864
Shanghai Industrial Urban Development Group Ltd.[a,b]	3,514,000	1,205,854
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	2,512,000	1,254,129
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	50,000	114,900
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	421,600	1,451,569
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,167,600	3,871,138
Shenzhen Expressway Co. Ltd. Class H	1,554,000	1,369,251
Shenzhen International Holdings Ltd.	2,024,250	3,608,973
Shenzhen Investment Ltd.[b]	4,176,000	2,262,670
Shenzhou International Group Holdings Ltd.	939,000	4,639,550
Shimao Property Holdings Ltd.	2,271,000	4,875,082
Shougang Concord International Enterprises Co. Ltd.[a,b]	15,572,000	1,345,955
Shougang Fushan Resources Group Ltd.	5,662,000	1,329,391
Shui On Land Ltd.	6,319,166	1,997,272
Shunfeng International Clean Energy Ltd.[a]	2,088,000	1,468,042
Sihuan Pharmaceutical Holdings Group Ltd.	6,629,000	3,771,361
Sino Biopharmaceutical Ltd.	5,060,000	5,998,981
Sino Oil And Gas Holdings Ltd.[a,b]	33,230,000	853,090
Sino-Ocean Land Holdings Ltd.	5,645,500	4,034,815
Sinofert Holdings Ltd.[a]	4,586,000	1,189,163
Sinolink Worldwide Holdings Ltd.[a]	4,022,000	752,353
Sinopec Engineering Group Co. Ltd. Class H	2,215,500	2,175,043
Sinopec Kantons Holdings Ltd.[b]	1,826,000	1,505,265
Sinopec Shanghai Petrochemical Co. Ltd. Class H	5,889,000	2,886,932
Sinopharm Group Co. Ltd. Class H	1,970,800	9,407,099
Sinosoft Technology Group Ltd.	928,000	882,322
Sinotrans Ltd. Class H	3,160,000	2,466,345
Sinotrans Shipping Ltd.[b]	4,017,000	1,005,345
Skyworth Digital Holdings Ltd.	3,356,000	3,208,127
SOHO China Ltd.	3,010,500	2,054,498
Sound Global Ltd.[a]	1,007,000	909,367
Sun Art Retail Group Ltd.[b]	4,053,500	3,566,367
Sunac China Holdings Ltd.	2,581,000	3,033,317
Sunny Optical Technology Group Co. Ltd.[b]	1,225,000	2,689,720
Superb Summit International Group Ltd.[a,b]	6,035,000	1,136,689
TCC International Holdings Ltd.	2,428,000	920,889
TCL Communication Technology Holdings Ltd.[b]	1,051,000	1,125,362
TCL Multimedia Technology Holdings Ltd.[b]	1,130,000	1,005,863
Tech Pro Technology Development Ltd.[a,b]	2,524,000	2,569,081
Tencent Holdings Ltd.	8,360,200	167,925,530
Tiangong International Co. Ltd.[b]	3,870,000	803,801
Tianjin Development Holdings Ltd.	1,314,000	1,322,213
Tianjin Port Development Holdings Ltd.	3,862,000	1,140,931
Tianneng Power International Ltd.[a,b]	1,888,000	1,169,108
Tibet 5100 Water Resources Holdings Ltd.[b]	2,916,000	1,102,216
Tingyi Cayman Islands Holding Corp.	3,210,000	6,816,263
Tong Ren Tang Technologies Co. Ltd. Class H	1,212,000	2,195,236
Tongda Group Holdings Ltd.	5,650,000	1,195,374
Towngas China Co. Ltd.[b]	1,883,000	1,965,216
TravelSky Technology Ltd. Class H	229,192	397,384
Tsingtao Brewery Co. Ltd. Class H	596,000	3,821,326
V1 Group Ltd.[a]	7,804,000	896,022
Vinda International Holdings Ltd.[b]	519,000	1,123,494
Viva China Holdings Ltd.[a]	4,664,000	806,259

Security	Shares	Value

Wanda Hotel Development Co. Ltd.[a,b]	2,578,000	$661,832
Want Want China Holdings Ltd.[b]	9,678,000	10,924,589
Wasion Group Holdings Ltd.	1,030,000	1,597,177
Weichai Power Co. Ltd. Class H	835,000	3,118,505
Weiqiao Textile Co. Class H	1,239,000	963,829
Welling Holding Ltd.	3,380,000	824,119
West China Cement Ltd.	5,334,000	908,319
Wisdom Holdings Group[b]	1,337,000	1,379,853
Wumart Stores Inc. Class H	817,000	705,114
Xiamen International Port Co. Ltd. Class H	1,932,000	996,962
Xingda International Holdings Ltd.	2,735,000	889,138
Xinhua Winshare Publishing and Media Co. Ltd. Class H	1,149,000	1,500,072
Xinyi Solar Holdings Ltd.	4,684,000	2,193,486
XTEP International Holdings Ltd.	1,935,500	851,450
Yanchang Petroleum International Ltd.[a]	17,670,000	877,624
Yanzhou Coal Mining Co. Ltd. Class Hb	3,100,000	2,747,451
Yingde Gases Group Co. Ltd.	2,229,500	1,768,862
Yuanda China Holdings Ltd.	7,700,000	764,879
YuanShengTai Dairy Farm Ltd.[a,b]	6,569,000	822,020
Yuexiu Property Co. Ltd.[b]	11,808,880	2,742,159
Yuexiu REIT[b]	2,144,000	1,200,400
Yuexiu Transport Infrastructure Ltd.[b]	1,648,000	1,269,238
Yuxing InfoTech Investment Holdings Ltd.	2,076,000	1,122,155
Yuzhou Properties Co. Ltd.[b]	3,204,400	892,919
Zhaojin Mining Industry Co. Ltd. Class H	1,633,500	1,361,329
Zhejiang Expressway Co. Ltd. Class H	2,584,000	4,026,900
Zhongsheng Group Holdings Ltd.	1,344,500	1,125,685
Zhuzhou CSR Times Electric Co. Ltd. Class H	872,500	7,169,953
Zijin Mining Group Co. Ltd. Class H	9,402,000	4,196,699
ZTE Corp. Class H	1,085,200	3,772,941

		1,985,070,279
COLOMBIA — 0.33%
Almacenes Exito SA	338,506	3,006,897
Cementos Argos SA	702,087	2,545,523
Corp. Financiera Colombiana SA	160,044	2,303,395
Ecopetrol SA	7,852,753	5,616,901
Grupo Argos SA/Colombia	448,579	2,874,469
Grupo de Inversiones Suramericana SA	395,204	5,267,362
Interconexion Electrica SA ESP	609,336	1,966,704
Isagen SA ESP	1,536,155	1,807,081

		25,388,332
CZECH REPUBLIC — 0.16%
CEZ AS	245,140	6,097,403
Komercni Banka AS	26,492	5,680,146
Pegas Nonwovens SA	26,043	833,414
Philip Morris CR AS	346	150,309

		12,761,272
EGYPT — 0.30%
Commercial International Bank Egypt SAE	1,318,741	9,811,853
Egypt Kuwait Holding Co. SAE	1,195,721	753,304
Egyptian Financial Group-Hermes Holding Co.[a]	931,113	1,886,620
Ezz Steel[a]	471,523	720,566
Global Telecom Holding SAE[a]	3,914,085	1,446,612
Global Telecom Holding SAE GDR[a]	209,442	391,657
Juhayna Food Industries	907,030	1,166,174
Orascom Telecom Media And Technology Holding SAE[a]	6,210,374	830,215
Orascom Telecom Media And Technology Holding SAE GDR[a]	50,000	40,500

4

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Palm Hills Developments SAE[a]	3,475,825	$1,403,076
Pioneers Holding For Financial Investments SAE[a]	542,626	697,657
Six of October Development & Investment[a]	541,271	905,186
South Valley Cement	321,025	223,412
Talaat Moustafa Group	1,883,421	2,419,057
Telecom Egypt Co.	470,960	534,533

		23,230,422
GREECE — 0.36%
Alpha Bank AEa,b	8,590,455	3,145,662
Athens Water Supply & Sewage Co. SA (The)	23,555	156,497
Ellaktor SAa	239,420	446,230
Eurobank Ergasias SAa,b	13,859,979	2,309,700
FF Group	58,108	1,586,298
Hellenic Exchanges — Athens Stock Exchange SA Holding	162,170	933,425
Hellenic Telecommunications Organization SAa	414,704	3,673,661
Intralot SA-Integrated Lottery Systems & Services[a]	259,880	472,966
JUMBO SA	174,629	1,646,510
Metka SA	8,469	72,887
Motor Oil Hellas Corinth Refineries SA	99,544	900,365
Mytilineos Holdings SAa	137,330	891,326
National Bank of Greece SAa,b	2,576,499	3,276,705
OPAP SA	377,477	3,683,239
Piraeus Bank SAa	3,615,191	2,009,503
Piraeus Port Authority SA	12,345	190,836
Public Power Corp. SAa	235,220	1,175,949
Titan Cement Co. SA	76,966	1,769,485

		28,341,244
HUNGARY — 0.20%
Magyar Telekom Telecommunications PLC[a]	840,251	1,238,401
MOL Hungarian Oil & Gas PLC	56,319	2,936,121
OTP Bank PLC	372,096	7,514,301
Richter Gedeon Nyrt	228,332	3,721,203

		15,410,026
INDIA — 7.75%
Adani Ports & Special Economic Zone Ltd.	877,332	4,448,734
ACC Ltd.	87,602	2,074,480
Adani Enterprises Ltd.	239,300	2,646,430
Aditya Birla Nuvo Ltd.	79,960	2,262,912
AIA Engineering Ltd.	75,061	1,195,734
Ajanta Pharma Ltd.	49,960	1,235,697
Alstom T&D India Ltd.	67,220	557,252
Amara Raja Batteries Ltd.	106,427	1,475,768
Ambuja Cements Ltd.	1,150,031	4,278,431
Apollo Hospitals Enterprise Ltd.	139,360	2,645,857
Apollo Tyres Ltd.	495,332	1,472,433
Arvind Infrastructure Ltd.[a]	27,551	—
Arvind Ltd.	275,510	1,027,130
Ashok Leyland Ltd.[a]	2,202,308	2,463,819
Asian Paints Ltd.	512,641	6,317,485
Aurobindo Pharma Ltd.	229,379	4,935,512
Bajaj Auto Ltd.	136,283	4,942,283
Balkrishna Industries Ltd.	88,723	1,013,421
Balrampur Chini Mills Ltd.[a]	39,501	26,008
Bayer CropScience Ltd./India	20,492	1,157,656
Berger Paints India Ltd.	345,676	1,150,968
Bharat Forge Ltd.	193,503	3,731,370
Bharat Heavy Electricals Ltd.	1,001,759	3,947,197

Security	Shares	Value

Bharat Petroleum Corp. Ltd.	316,292	$4,210,293
Bharti Airtel Ltd.	1,986,626	13,238,730
Bharti Infratel Ltd.	801,343	6,008,230
Biocon Ltd.	123,435	872,329
Blue Dart Express Ltd.	5,086	504,314
Bosch Ltd.	13,438	4,980,126
Cairn India Ltd.	730,583	2,203,203
Century Textiles & Industries Ltd.	81,757	861,654
CESC Ltd.	131,526	1,128,962
Cipla Ltd.	600,441	6,115,231
Coal India Ltd.	1,138,501	6,970,987
Container Corp. of India Ltd.	121,057	3,461,141
Credit Analysis & Research Ltd.	24,131	581,434
CRISIL Ltd.	17,389	572,071
Crompton Greaves Ltd.	736,528	1,939,165
Dabur India Ltd.	959,337	4,053,426
DCB Bank Ltd.[a]	748,605	1,561,297
Dewan Housing Finance Corp. Ltd.	155,659	1,076,418
Divi’s Laboratories Ltd.	81,945	2,335,063
DLF Ltd.	481,436	887,622
Dr. Reddy’s Laboratories Ltd.	195,575	10,825,851
Eicher Motors Ltd.	19,067	5,641,456
Federal Bank Ltd.	1,275,577	2,854,089
Finolex Cables Ltd.	192,320	747,102
GAIL (India) Ltd.	619,424	3,771,366
Gateway Distriparks Ltd.	205,211	1,152,070
GlaxoSmithKline Consumer Healthcare Ltd.	19,660	1,898,039
GMR Infrastructure Ltd.	3,661,839	811,305
Godrej Consumer Products Ltd.	202,933	3,336,501
Godrej Industries Ltd.	265,210	1,574,037
GRUH Finance Ltd.	231,268	844,629
Gujarat Pipavav Port Ltd.[a]	461,646	1,596,375
Havells India Ltd.	470,250	2,030,359
HCL Technologies Ltd.	929,874	14,716,226
Hero Motocorp Ltd.	83,693	3,534,065
Hexaware Technologies Ltd.	230,200	1,013,740
Hindalco Industries Ltd.	1,853,795	3,751,637
Hindustan Unilever Ltd.	1,246,779	16,779,894
Housing Development & Infrastructure Ltd.[a]	548,536	938,758
Housing Development Finance Corp. Ltd.	2,443,350	47,287,930
ICICI Bank Ltd.	1,846,311	9,171,388
Idea Cellular Ltd.	1,850,461	5,018,297
IFCI Ltd.	1,129,259	548,130
Indiabulls Housing Finance Ltd.	348,783	3,254,571
Indian Hotels Co. Ltd.[a]	678,280	1,083,804
Infosys Ltd.	1,497,865	47,449,249
IRB Infrastructure Developers Ltd.	290,575	1,123,104
ITC Ltd.	3,662,223	18,756,591
Jain Irrigation Systems Ltd.	861,644	904,597
Jaiprakash Associates Ltd.[a]	2,877,510	810,994
Jammu & Kashmir Bank Ltd. (The)	452,490	762,342
Jindal Steel & Power Ltd.	652,175	1,221,815
JSW Steel Ltd.	151,019	2,166,695
Jubilant Foodworks Ltd.[a]	40,212	1,127,381
Just Dial Ltd.	47,719	850,355
Kajaria Ceramics Ltd.	92,539	1,225,957
Karur Vysya Bank Ltd. (The)	146,448	1,061,908
KPIT Technologies Ltd.	385,001	626,334
Larsen & Toubro Ltd.	529,224	13,709,505
LIC Housing Finance Ltd.	511,322	3,354,572
Lupin Ltd.	371,314	10,658,390
Mahindra & Mahindra Financial Services Ltd.	498,666	2,110,495
Mahindra & Mahindra Ltd.	622,622	12,265,018

5

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Marico Ltd.	425,971	$2,932,016
MAX India Ltd.	256,861	1,889,469
MindTree Ltd.	96,350	2,185,540
Motherson Sumi Systems Ltd.	393,210	2,998,041
Mphasis Ltd.	143,038	828,110
MRF Ltd.	2,668	1,498,642
NCC Ltd./India	724,709	934,449
Nestle India Ltd.	41,529	4,390,192
NIIT Technologies Ltd.	102,065	610,237
Nirvikara Paper Mills Ltd.[a]	7,763	5,798
NTPC Ltd.	2,006,167	4,289,309
Oil & Natural Gas Corp. Ltd.	1,426,894	7,369,479
Oil India Ltd.	200,532	1,459,885
Page Industries Ltd.	10,461	2,654,264
Persistent Systems Ltd.	68,485	843,540
PI Industries Ltd.	78,100	834,057
Piramal Enterprises Ltd.	129,498	1,894,732
Power Finance Corp. Ltd.	449,317	1,917,817
PTC India Ltd.	614,893	663,838
Rallis India Ltd.	196,655	715,907
Ramco Cements Ltd. (The)	151,394	765,785
Raymond Ltd.	98,086	664,235
Redington India Ltd.	643,670	1,231,077
Reliance Capital Ltd.	181,540	1,123,215
Reliance Communications Ltd.[a]	1,432,026	1,525,835
Reliance Industries Ltd.	2,135,331	29,321,986
Reliance Infrastructure Ltd.	180,843	1,159,111
Rural Electrification Corp. Ltd.	508,170	2,357,197
Sesa Sterlite Ltd.	1,592,334	4,897,955
Shree Cement Ltd.	16,014	2,842,470
Shree Renuka Sugars Ltd.[a]	3,170,395	560,945
Shriram Transport Finance Co. Ltd.	256,069	3,302,189
Siemens Ltd.	139,771	2,995,175
SKS Microfinance Ltd.[a]	220,992	1,599,838
Sobha Ltd.	104,465	702,036
State Bank of India	2,489,878	10,843,905
Sun Pharma Advanced Research Co. Ltd.[a]	147,437	955,384
Sun Pharmaceuticals Industries Ltd.	1,386,675	20,976,129
Sundaram Finance Ltd.	66,705	1,599,312
Supreme Industries Ltd.	70,405	736,171
Suzlon Energy Ltd.[a]	2,337,899	922,476
Tata Consultancy Services Ltd.	765,693	31,294,908
Tata Global Beverages Ltd.	579,417	1,326,831
Tata Motors Ltd.	1,336,329	10,077,981
Tata Power Co. Ltd.	1,828,458	2,134,328
Tata Steel Ltd.	491,209	2,526,564
Tech Mahindra Ltd.	413,016	3,585,244
Thermax Ltd.	71,744	1,082,458
Torrent Pharmaceuticals Ltd.	86,048	1,623,179
TTK Prestige Ltd.	9,377	582,357
Tube Investments of India Ltd.	155,251	838,653
TV18 Broadcast Ltd.[a]	1,167,809	586,042
TVS Motor Co. Ltd.	258,652	964,484
Ultratech Cement Ltd.	66,574	3,101,444
Unitech Ltd.[a]	2,583,050	578,359
United Breweries Ltd.	124,675	1,860,865
United Spirits Ltd.[a]	100,156	5,702,970
UPL Ltd.	483,264	4,181,799
VA Tech Wabag Ltd.	67,113	770,158
Vijaya Bank	910,704	660,930
Voltas Ltd.	250,277	1,304,754
Wipro Ltd.	1,029,090	9,050,787
Wockhardt Ltd.	53,336	1,207,584

Security	Shares	Value

Zee Entertainment Enterprises Ltd.	1,040,964	$5,276,842

		605,252,463
INDONESIA — 2.48%
Ace Hardware Indonesia Tbk PT	15,774,400	823,074
Adaro Energy Tbk PT	23,412,200	1,522,572
Alam Sutera Realty Tbk PT	23,313,000	1,057,759
Aneka Tambang Persero Tbk PTa	4,677,900	268,845
Arwana Citramulia Tbk PT	12,101,600	617,709
Astra Agro Lestari Tbk PT	730,000	1,369,026
Astra International Tbk PT	33,019,700	18,227,753
Bank Bukopin Tbk PT	11,102,000	604,465
Bank Central Asia Tbk PT	20,213,100	21,590,293
Bank Danamon Indonesia Tbk PT	5,717,000	1,910,854
Bank Mandiri Persero Tbk PT	15,625,300	12,731,595
Bank Negara Indonesia Persero Tbk PT	12,806,300	6,657,843
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,063,600	542,695
Bank Rakyat Indonesia Persero Tbk PT	18,207,000	16,211,995
Bank Tabungan Negara Persero Tbk PT	9,490,176	864,766
Benakat Integra Tbk PT	38,585,600	227,592
Bumi Serpong Damai Tbk PT	14,477,700	2,085,603
Charoen Pokphand Indonesia Tbk PT	12,402,500	2,944,937
Ciputra Development Tbk PT	19,331,600	2,090,456
Ciputra Property Tbk PT	10,298,200	517,869
Energi Mega Persada Tbk PTa	44,737,800	230,049
Gajah Tunggal Tbk PT	2,064,800	157,702
Global Mediacom Tbk PT	11,439,200	1,115,893
Gudang Garam Tbk PT	855,500	3,047,039
Hanson International Tbk PTa	31,570,800	1,862,161
Indo Tambangraya Megah Tbk PT	840,200	857,736
Indocement Tunggal Prakarsa Tbk PT	2,405,500	4,074,652
Indofood CBP Sukses Makmur Tbk PT	2,130,300	2,271,418
Indofood Sukses Makmur Tbk PT	7,206,000	3,977,904
Japfa Comfeed Indonesia Tbk PT	12,226,700	628,717
Jasa Marga Persero Tbk PT	3,363,500	1,646,904
Kalbe Farma Tbk PT	35,446,700	4,932,088
Kawasan Industri Jababeka Tbk PT	42,000,023	867,060
Krakatau Steel Persero Tbk PTa	2,582,500	76,163
Link Net Tbk PTa	1,824,900	776,245
Lippo Cikarang Tbk PTa	1,322,100	1,084,754
Lippo Karawaci Tbk PT	31,788,200	3,124,974
Matahari Department Store Tbk PT	3,388,000	4,470,705
Medco Energi Internasional Tbk PT	3,016,400	604,466
Media Nusantara Citra Tbk PT	8,763,900	1,365,217
Mitra Adiperkasa Tbk PT	1,497,000	656,579
MNC Investama Tbk PT	51,652,066	812,434
MNC Sky Vision Tbk PTa	1,406,680	136,690
Modernland Realty Tbk PT	27,870,900	1,190,794
Multipolar Tbk PT	13,568,435	769,535
Pakuwon Jati Tbk PT	42,392,000	1,416,913
Panin Financial Tbk PTa	32,964,200	757,798
Pembangunan Perumahan Persero Tbk PT	4,941,900	1,502,302
Perusahaan Gas Negara Persero Tbk PT	17,657,500	5,734,949
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,193,100	779,757
Ramayana Lestari Sentosa Tbk PT	9,183,800	486,136
Salim Ivomas Pratama Tbk PT	3,784,500	178,865
Semen Indonesia Persero Tbk PT	4,913,000	4,996,964
Sigmagold Inti Perkasa Tbk PTa	18,499,565	572,166
Sugih Energy Tbk PTa	41,324,400	1,290,606
Summarecon Agung Tbk PT	18,486,200	2,760,908
Sunway Construction Group Bhd[a]	131,870	57,554
Surya Citra Media Tbk PT	10,231,300	2,390,708

6

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Tambang Batubara Bukit Asam Persero Tbk PT	1,445,800	$1,074,182
Telekomunikasi Indonesia Persero Tbk PT	81,509,100	17,535,798
Timah Persero Tbk PT	2,766,752	184,115
Tower Bersama Infrastructure Tbk PT	3,480,600	2,480,691
Unilever Indonesia Tbk PT	2,498,200	8,179,980
United Tractors Tbk PT	2,864,100	4,396,645
Wijaya Karya Persero Tbk PT	4,948,600	1,175,031
XL Axiata Tbk PT	5,390,600	1,748,765

		193,306,413
MALAYSIA — 3.27%
AEON Credit Service M Bhd	181,600	728,183
AirAsia Bhd[b]	2,316,600	1,383,894
Alliance Financial Group Bhd	2,026,600	2,493,171
AMMB Holdings Bhd[b]	3,267,500	5,615,180
Astro Malaysia Holdings Bhd	3,033,700	2,581,872
Axiata Group Bhd	4,051,000	7,271,026
Berjaya Corp. Bhd[b]	5,739,400	649,714
Berjaya Sports Toto Bhd	1,091,545	982,569
British American Tobacco Malaysia Bhd	232,807	3,937,271
Bumi Armada Bhd[a]	3,933,500	1,362,669
Bursa Malaysia Bhd	934,700	2,141,702
Cahya Mata Sarawak Bhd	1,055,800	1,511,989
CapitaMalls Malaysia Trust[b]	2,514,400	960,218
Carlsberg Brewery Malaysia Bhd	348,900	1,161,097
CIMB Group Holdings Bhd[b]	8,410,100	13,007,438
Dialog Group Bhd[b]	6,965,196	3,115,909
DiGi.Com Bhd	5,686,600	8,702,080
DRB-Hicom Bhd[b]	1,527,300	687,410
Eastern & Oriental Bhd	1,502,090	749,816
Felda Global Ventures Holdings Bhd	2,165,200	1,163,514
Gamuda Bhd	2,664,400	3,626,666
Genting Bhd[b]	3,489,700	8,110,268
Genting Malaysia Bhd	5,145,959	5,965,719
Genting Plantations Bhd	557,500	1,505,524
Hartalega Holdings Bhd[b]	774,200	1,695,806
Hong Leong Bank Bhd	944,500	3,519,332
Hong Leong Financial Group Bhd	440,900	1,859,333
IHH Healthcare Bhd	4,130,500	6,568,689
IJM Corp. Bhd[b]	2,449,800	4,697,789
IOI Corp. Bhd	4,873,500	5,304,219
IOI Properties Group Bhd	2,898,273	1,549,540
KPJ Healthcare Bhd[b]	1,147,822	1,324,410
Kuala Lumpur Kepong Bhd[b]	730,600	4,125,319
Lafarge Malaysia Bhd[b]	734,700	1,903,887
Magnum Bhd	1,173,700	864,427
Mah Sing Group Bhd	2,369,538	1,383,200
Malayan Banking Bhd[b]	7,401,400	18,230,944
Malaysia Airports Holdings Bhd	1,496,100	2,591,444
Malaysia Building Society Bhd	1,848,300	922,638
Malaysian Resources Corp. Bhd	2,636,856	906,284
Maxis Bhd	2,860,400	5,375,929
Media Chinese International Ltd.	395,227	66,841
Media Prima Bhd	2,204,100	919,878
MISC Bhd	1,881,300	4,259,354
OSK Holdings Bhd	1,299,200	779,662
Parkson Holdings Bhd[a]	1,166,377	645,866
Pavilion REIT	1,995,200	838,136
Petronas Chemicals Group Bhd	4,687,500	8,004,296
Petronas Dagangan Bhd[b]	446,300	2,422,632
Petronas Gas Bhd	1,183,200	7,068,216
POS Malaysia Bhd[b]	847,500	1,037,991

Security	Shares	Value

PPB Group Bhd	833,169	$3,468,128
Public Bank Bhd	4,076,560	20,571,839
QL Resources Bhd	1,344,750	1,463,599
RHB Capital Bhd	1,026,200	2,155,412
Sapurakencana Petroleum Bhd[b]	6,056,200	4,344,737
Sarawak Oil Palms Bhd	86,536	104,098
Sime Darby Bhd	5,032,700	11,421,731
Sunway Bhd[b]	1,440,159	1,323,878
Sunway REIT	2,973,700	1,305,962
Supermax Corp. Bhd[b]	1,252,400	683,252
Ta Ann Holdings Bhd	661,000	719,419
TA Enterprise Bhd	2,991,900	542,721
Telekom Malaysia Bhd	1,850,100	3,673,957
Tenaga Nasional Bhd[b]	5,514,500	20,096,487
TIME dotCom Bhd	779,000	1,336,582
Top Glove Corp. Bhd[b]	955,200	1,412,216
TSH Resources Bhd	1,769,900	1,076,617
UEM Sunrise Bhd	3,214,200	903,062
UMW Holdings Bhd	924,500	2,703,393
UOA Development Bhd	1,134,200	680,644
WCT Holdings Bhd	2,236,992	1,037,339
Westports Holdings Bhd	1,977,500	2,281,731
YTL Corp. Bhd	6,852,000	2,971,817
YTL Power International Bhd	2,430,835	1,047,659

		255,607,241
MEXICO — 4.15%
Alfa SAB de CV	4,760,200	9,339,384
Alsea SAB de CVb	950,900	2,855,182
America Movil SAB de CV	52,861,500	55,523,726
Arca Continental SAB de CV	632,800	3,831,285
Axtel SAB de CV CPO[a,b]	2,029,600	615,858
Banregio Grupo Financiero SAB de CVb	408,300	2,249,412
Bolsa Mexicana de Valores SAB de CV	864,200	1,530,242
Cemex SAB de CV CPO[a]	20,705,123	19,358,298
Coca-Cola Femsa SAB de CV Series L	661,500	5,638,292
Concentradora Fibra Hotelera Mexicana SA de CV	938,800	1,168,688
Consorcio ARA SAB de CVa	1,863,500	755,151
Controladora Comercial Mexicana SAB de CV BC Units	685,800	2,222,378
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	915,200	1,097,178
Corp Inmobiliaria Vesta SAB de CV	934,500	1,677,141
El Puerto de Liverpool SAB de CV Series C1	319,900	3,591,791
Fibra Uno Administracion SA de CV	3,698,000	9,418,082
Fomento Economico Mexicano SAB de CV	2,947,500	26,187,472
Genomma Lab Internacional SAB de CV Series Ba	1,406,200	1,514,401
Gentera SAB de CVb	1,923,100	3,296,761
Gruma SAB de CV Series B	338,000	4,456,189
Grupo Aeromexico SAB de CVa	831,100	1,397,807
Grupo Aeroportuario del Centro Norte SAB de CV	443,100	2,070,525
Grupo Aeroportuario del Pacifico SAB de CV Series B	542,600	3,854,392
Grupo Aeroportuario del Sureste SAB de CV Series B	363,000	5,228,970
Grupo Bimbo SAB de CVa	2,703,200	7,305,164
Grupo Carso SAB de CV Series A1	972,400	4,104,403
Grupo Comercial Chedraui SA de CV	608,700	1,852,158
Grupo Famsa SAB de CV Series Aa,b	662,853	441,809
Grupo Financiero Banorte SAB de CV	4,088,000	23,041,177
Grupo Financiero Inbursa SAB de CV Series O	3,872,800	8,831,237
Grupo Financiero Santander Mexico SAB de CV Series B	3,000,100	5,637,132
Grupo Herdez SAB de CV	532,800	1,378,355
Grupo Lala SAB de CVb	1,113,500	2,311,000
Grupo Mexico SAB de CV Series B	6,239,600	19,293,374
Grupo Simec SAB de CV Series Ba,b	251,300	730,767

7

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Grupo Televisa SAB	3,972,000	$29,987,174
Industrias CH SAB de CV Series Ba,b	306,000	1,271,160
Industrias Penoles SAB de CV	224,710	3,954,762
Kimberly-Clark de Mexico SAB de CV Series A	2,494,400	5,624,964
Mexichem SAB de CV	1,568,900	4,746,397
Mexico Real Estate Management SA de CV	1,303,700	1,895,968
Minera Frisco SAB de CV Series A1[a]	1,212,500	958,318
OHL Mexico SAB de CVa	1,339,000	1,801,452
PLA Administradora Industrial S. de RL de CV	1,166,300	2,271,613
Promotora y Operadora de Infraestructura SAB de CVa	455,600	4,955,304
Qualitas Controladora SAB de CVa	553,200	994,976
TV Azteca SAB de CV CPO[b]	2,364,200	692,862
Urbi Desarrollos Urbanos SAB de CVa,b	558,900	—
Wal-Mart de Mexico SAB de CV	8,461,300	20,858,031

		323,818,162
PERU — 0.35%
Cia. de Minas Buenaventura SA ADR	321,797	3,604,127
Credicorp Ltd.	110,880	15,649,603
Southern Copper Corp.	270,664	8,125,333

		27,379,063
PHILIPPINES — 1.34%
Aboitiz Equity Ventures Inc.	3,106,660	3,902,051
Aboitiz Power Corp.	2,219,100	2,140,211
Alliance Global Group Inc.	3,669,800	1,889,019
Atlas Consolidated Mining & Development Corp.[a]	1,726,000	255,503
Ayala Corp.	344,440	6,103,120
Ayala Land Inc.	11,926,600	10,713,476
Bank of the Philippine Islands	1,220,535	2,682,795
BDO Unibank Inc.	2,637,430	6,388,750
Belle Corp.	7,635,900	599,431
Cebu Air Inc.	483,710	933,028
Cosco Capital Inc.	3,577,200	623,412
D&L Industries Inc.	2,045,400	890,002
DMCI Holdings Inc.	7,123,800	2,125,077
East West Banking Corp.[a]	1,049,200	516,540
Energy Development Corp.	16,641,100	2,952,363
Filinvest Land Inc.	17,873,000	745,627
First Gen Corp.	2,412,200	1,458,087
First Philippine Holdings Corp.	348,820	701,787
Globe Telecom Inc.	54,285	3,104,783
GT Capital Holdings Inc.	137,410	4,302,442
International Container Terminal Services Inc.	799,300	1,918,248
JG Summit Holdings Inc.	4,126,063	6,339,247
Jollibee Foods Corp.	726,920	3,277,132
Lopez Holdings Corp.	4,745,900	798,346
Manila Water Co. Inc.	2,009,700	1,059,279
Megaworld Corp.	19,758,200	2,105,001
Melco Crown Philippines Resorts Corp.[a]	3,338,200	609,464
Metro Pacific Investments Corp.	19,293,400	1,947,298
Metropolitan Bank & Trust Co.	521,442	1,046,743
Nickel Asia Corp.	1,546,612	787,442
Philippine Long Distance Telephone Co.	151,075	9,419,951
Philippine National Bank[a]	433,186	602,389
Rizal Commercial Banking Corp.	613,890	564,528
Security Bank Corp.	820,900	2,872,275
SM Investments Corp.	253,065	4,994,891
SM Prime Holdings Inc.	13,381,696	5,774,674
Universal Robina Corp.	1,442,170	6,171,718

Security	Shares	Value

Vista Land & Lifescapes Inc.	7,735,800	$1,219,753

		104,535,883
POLAND — 1.43%
Alior Bank SAa	87,931	2,176,617
Asseco Poland SA	136,340	2,178,303
Bank Handlowy w Warszawie SA	51,570	1,495,439
Bank Millennium SAa	797,368	1,516,006
Bank Pekao SA	208,355	10,397,222
Bank Zachodni WBK SAa	58,635	5,308,596
Budimex SA	28,028	1,235,190
CCC SA	41,402	2,026,332
Ciech SA	73,186	1,062,107
Cyfrowy Polsat SAa	337,848	2,251,780
ENEA SA	349,640	1,558,549
Energa SA	348,114	2,124,613
Eurocash SA	146,631	1,454,440
Getin Holding SAa	598,872	312,560
Getin Noble Bank SAa	2,224,732	936,006
Globe Trade Centre SAa,b	544,852	828,435
Grupa Azoty SA	79,067	1,604,752
Grupa Lotos SAa	167,619	1,348,397
Kernel Holding SA	89,938	922,036
KGHM Polska Miedz SA	229,373	7,036,207
LPP SA	2,167	4,462,217
Lubelski Wegiel Bogdanka SA	61,452	1,377,491
mBank SAa	25,910	3,139,226
Netia SA	647,444	1,039,593
Orange Polska SA	1,063,254	2,938,855
PGE Polska Grupa Energetyczna SA	1,322,979	7,239,500
Polski Koncern Naftowy Orlen SA	530,849	9,986,814
Polskie Gornictwo Naftowe i Gazownictwo SA	2,914,342	4,927,856
Powszechna Kasa Oszczednosci Bank Polski SA	1,427,938	12,426,110
Powszechny Zaklad Ubezpieczen SA	89,271	10,649,573
Synthos SA	1,031,755	1,307,758
Tauron Polska Energia SA	1,459,823	1,850,338
TVN SAa	313,282	1,480,736
Warsaw Stock Exchange	75,601	1,027,098

		111,626,752
QATAR — 0.85%
Al Khalij Commercial Bank QSC	173,425	1,048,260
Al Meera Consumer Goods Co. QSC	12,960	810,067
Barwa Real Estate Co.	162,430	2,231,365
Commercial Bank of Qatar QSC (The)	119,199	1,768,483
Doha Bank QSC	184,356	2,709,851
Ezdan Holding Group QSC	1,089,765	5,470,233
Gulf International Services QSC	85,918	1,822,367
Industries Qatar QSC	245,340	9,039,232
Masraf Al Rayan QSC	610,210	7,460,600
Mazaya Qatar Real Estate Development QSC	137,701	718,450
Medicare Group	16,731	781,457
Ooredoo QSC	125,811	3,055,662
Qatar Electricity & Water Co. QSC	45,635	2,670,620
Qatar Industrial Manufacturing Co.	43,300	553,191
Qatar Insurance Co. SAQ	86,868	2,408,160
Qatar Islamic Bank SAQ	99,570	2,921,690
Qatar National Bank SAQ	280,443	14,477,907
Qatar National Cement Co. QSC	23,246	772,802
Qatari Investors Group QSC	65,459	937,004
Salam International Investment Co.	285,361	1,081,952

8

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

United Development Co. QSC	143,843	$898,698
Vodafone Qatar QSC	582,023	2,494,590

		66,132,641
RUSSIA — 3.16%
Alrosa AO	3,133,500	3,889,068
Gazprom OAO	8,515,620	22,666,269
Gazprom OAO ADR	5,325,818	28,583,665
Inter RAO UES JSC[a]	44,668,000	1,054,336
LSR Group PJSC GDR[d]	435,204	1,033,609
Lukoil OAO	362,707	17,151,510
Lukoil OAO ADR (London)	458,161	21,973,402
M Video OJSC	204,580	790,745
Magnit PJSC GDR[d]	426,271	22,230,033
Mechel ADR[a]	235,575	292,113
MegaFon OAO GDR[d]	168,669	2,589,069
MMC Norilsk Nickel OJSC	91,394	15,859,207
Mobile TeleSystems OJSC ADR	859,581	8,991,217
Moscow Exchange MICEX-RTS OAO	2,123,860	2,887,139
NOVATEK OAO GDR[d]	149,832	15,118,049
Rosneft OAO	1,206,660	5,425,650
Rosneft OAO GDR[d]	688,401	3,152,188
Rostelecom OJSC	1,562,460	2,382,424
RusHydro JSC	211,720,000	2,365,263
Sberbank of Russia	12,641,030	17,693,510
Sberbank of Russia ADR	1,211,540	6,845,201
Severstal PAO	379,200	4,452,576
Sistema JSFC GDR[d]	289,500	2,200,200
Surgutneftegas OAO	5,220,950	3,125,280
Surgutneftegas OAO ADR	653,722	3,981,167
Tatneft OAO Class S	2,340,340	12,821,337
TMK OAO GDR[d]	160,771	671,219
Uralkali PJSC	587,640	1,608,828
Uralkali PJSC GDR[d]	115,400	1,572,902
VTB Bank OJSC	5,421,870,000	8,272,368
VTB Bank OJSC GDR[d]	1,535,502	4,568,118

		246,247,662
SINGAPORE — 0.01%
Technovator International Ltd.[a]	888,000	979,469

		979,469
SOUTH AFRICA — 7.17%
Adcock Ingram Holdings Ltd.[a,b]	149,487	614,398
Adcorp Holdings Ltd.	314,243	834,176
Advtech Ltd.	1,073,719	985,674
Aeci Ltd.	205,633	2,053,837
African Oxygen Ltd.	278,406	320,329
African Rainbow Minerals Ltd.	185,616	1,491,915
Anglo American Platinum Ltd.[a]	89,946	2,135,966
AngloGold Ashanti Ltd.[a]	659,620	6,377,867
ArcelorMittal South Africa Ltd.[a]	115,932	147,586
Aspen Pharmacare Holdings Ltd.	553,851	16,628,161
Assore Ltd.[b]	73,233	671,738
Astral Foods Ltd.	85,936	1,166,813
Attacq Ltd.[a]	838,675	1,619,762
Aveng Ltd.[a,b]	923,087	648,632
AVI Ltd.	558,411	3,712,720
Barclays Africa Group Ltd.	530,820	7,666,249
Barloworld Ltd.	378,046	3,053,511

Security	Shares	Value

Bidvest Group Ltd. (The)	517,208	$12,793,595
Blue Label Telecoms Ltd.	988,795	656,610
Brait SEa	566,761	4,947,616
Capital Property Fund[a]	2,390,139	2,730,409
Capitec Bank Holdings Ltd.	60,312	2,511,366
Cashbuild Ltd.	54,260	1,270,909
City Lodge Hotels Ltd.	105,263	1,270,570
Clicks Group Ltd.[b]	447,698	3,170,155
Clover Industries Ltd.	562,310	864,186
Coronation Fund Managers Ltd.	371,266	2,700,338
DataTec Ltd.	292,878	1,601,860
Discovery Ltd.	598,103	5,988,035
Emira Property Fund	846,736	1,196,923
EOH Holdings Ltd.	204,072	2,655,271
Exxaro Resources Ltd.[b]	232,367	1,604,144
Famous Brands Ltd.	134,798	1,270,349
FirstRand Ltd.	5,366,416	22,933,873
Foschini Group Ltd. (The)	322,228	4,303,347
Fountainhead Property Trust	846,413	606,581
Gold Fields Ltd.	1,278,560	4,441,637
Grindrod Ltd.[b]	759,658	992,670
Group Five Ltd./South Africa	318,981	734,028
Growthpoint Properties Ltd.	3,448,673	7,309,591
Harmony Gold Mining Co. Ltd.[a]	743,060	1,096,170
Hosken Consolidated Investments Ltd.	85,685	1,133,758
Hudaco Industries Ltd.	117,330	1,252,587
Hyprop Investments Ltd.	399,198	3,752,893
Illovo Sugar Ltd.	370,127	547,536
Impala Platinum Holdings Ltd.[a]	874,638	4,406,345
Imperial Holdings Ltd.	293,210	4,388,119
Investec Ltd.	391,607	3,539,597
JSE Ltd.	190,105	2,070,137
Lewis Group Ltd.	181,448	1,459,607
Liberty Holdings Ltd.	194,075	2,503,026
Life Healthcare Group Holdings Ltd.	1,512,736	4,534,074
Massmart Holdings Ltd.	180,322	2,234,065
Mediclinic International Ltd.	653,008	5,734,331
Metair Investments Ltd.[b]	235,878	717,264
MMI Holdings Ltd./South Africa	1,768,140	4,449,504
Mondi Ltd.	197,482	4,469,891
Mpact Ltd.	429,852	1,448,413
Mr. Price Group Ltd.	395,963	7,859,545
MTN Group Ltd.	2,677,562	47,360,021
Murray & Roberts Holdings Ltd.	935,283	1,004,635
Nampak Ltd.	969,748	2,850,805
Naspers Ltd. Class N	642,624	94,275,110
Nedbank Group Ltd.	295,395	5,850,728
Netcare Ltd.	1,599,674	5,115,433
Northam Platinum Ltd.[a,b]	604,100	2,400,463
Omnia Holdings Ltd.	114,001	1,553,305
Pick n Pay Holdings Ltd.	465,088	993,798
Pick n Pay Stores Ltd.	396,148	1,857,389
PPC Ltd.	948,324	1,582,131
PSG Group Ltd.	153,471	2,627,652
Rand Merchant Insurance Holdings Ltd.	1,136,627	4,054,128
Redefine Properties Ltd.	5,250,631	4,617,267
Remgro Ltd.	771,922	15,764,839
Resilient Property Income Fund Ltd.	430,152	3,265,093
Reunert Ltd.	299,729	1,661,500
RMB Holdings Ltd.	1,129,928	6,079,710
Royal Bafokeng Platinum Ltd.[a]	144,310	596,323
SA Corporate Real Estate Fund Nominees Pty Ltd.	2,680,918	1,022,330
Sanlam Ltd.	2,814,161	15,835,763

9

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Sappi Ltd.[a]	911,430	$3,612,687
Sasol Ltd.	898,518	31,620,095
Shoprite Holdings Ltd.	737,023	9,752,672
Sibanye Gold Ltd.	1,228,841	2,150,112
SPAR Group Ltd. (The)	270,003	4,131,788
Standard Bank Group Ltd.	1,939,510	25,200,759
Steinhoff International Holdings Ltd.	3,683,396	22,779,524
Sun International Ltd./South Africa	177,310	1,812,773
Super Group Ltd./South Africa[a]	664,440	1,790,006
Telkom SA SOC Ltd.[a]	393,776	2,249,825
Tiger Brands Ltd.	265,464	6,130,582
Tongaat Hulett Ltd.	179,565	1,955,363
Trencor Ltd.	268,666	1,435,211
Truworths International Ltd.	618,278	4,408,014
Tsogo Sun Holdings Ltd.	656,119	1,401,992
Vodacom Group Ltd.	572,022	6,281,653
Vukile Property Fund Ltd.	872,972	1,345,214
Wilson Bayly Holmes-Ovcon Ltd.	106,896	1,012,142
Woolworths Holdings Ltd./South Africa	1,553,949	12,183,578
Zeder Investments Ltd.	2,121,239	1,471,370

		559,374,042
SOUTH KOREA — 14.25%
Ahnlab Inc.[b]	21,829	945,447
Amicogen Inc.	655	49,350
AmorePacific Corp.	54,732	19,951,931
AmorePacific Group	46,379	7,323,551
Asiana Airlines Inc.[a]	198,370	1,235,058
ATLASBX Co. Ltd.[b]	22,380	806,750
BGF retail Co. Ltd.	26	3,578
Binggrae Co. Ltd.	12,380	995,315
Bioland Ltd.[b]	26,299	783,097
BNK Financial Group Inc.	322,845	4,573,577
Bukwang Pharmaceutical Co. Ltd.[b]	52,317	1,380,801
Cell Biotech Co. Ltd.[b]	14,822	779,718
Celltrion Inc.[a,b]	102,218	6,364,125
Chabiotech Co. Ltd.[a,b]	69,011	921,600
Cheil Industries Inc.[a,b]	44,810	7,763,158
Cheil Worldwide Inc.[a]	130,499	2,425,698
Chong Kun Dang Pharmaceutical Corp.	14,996	1,158,274
CJ CGV Co. Ltd.[b]	25,635	2,347,803
CJ CheilJedang Corp.	13,140	4,861,178
CJ Corp.[b]	24,835	5,378,209
CJ E&M Corp.[a]	34,094	2,033,488
CJ Freshway Corp.[b]	18,317	933,824
CJ Hellovision Co. Ltd.	65,344	775,343
CJ Korea Express Co. Ltd.[a]	12,079	2,049,043
CJ O Shopping Co. Ltd.	5,810	1,281,791
Com2uSCorp.[a,b]	12,802	1,555,993
Cosmax Inc.	12,547	2,185,040
COSON Co. Ltd.[a]	2,057	74,243
Coway Co. Ltd.	87,488	7,223,237
Daeduck Electronics Co.	105,501	819,638
Daeduck GDS Co. Ltd.	55,932	540,016
Daekyo Co. Ltd.	93,663	682,031
Daelim Industrial Co. Ltd.	45,115	3,187,462
Daesang Corp.	38,827	1,294,525
Daewoo Engineering & Construction Co. Ltd.[a,b]	191,680	1,222,809
Daewoo International Corp.	79,650	1,915,337
Daewoo Securities Co. Ltd.	305,109	3,936,890
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	176,816	2,552,724
Daewoong Pharmaceutical Co. Ltd.[b]	10,426	867,383

Security	Shares	Value

Daishin Securities Co. Ltd.	91,630	$975,623
Daou Technology Inc.[b]	64,662	1,061,898
Daum Kakao Corp.[b]	44,328	4,691,788
DGB Financial Group Inc.	260,481	3,090,751
Dong-A Socio Holdings Co. Ltd.	5,737	885,204
Dong-A ST Co. Ltd.	7,807	1,109,499
Dongbu Insurance Co. Ltd.	71,993	3,338,994
Dongkuk Steel Mill Co. Ltd.[a,b]	131,253	646,642
Dongsuh Co. Inc.[b]	55,358	1,545,978
Dongwon Industries Co. Ltd.[b]	2,759	785,441
Doosan Corp.	13,012	1,344,348
Doosan Engine Co. Ltd.[a,b]	2,509	13,131
Doosan Heavy Industries & Construction Co. Ltd.	85,568	2,103,973
Doosan Infracore Co. Ltd.[a]	218,521	2,060,496
DuzonBIzon Co. Ltd.[b]	67,140	793,624
DY Corp.[b]	102,694	631,963
E-Mart Co. Ltd.	33,881	7,535,905
E1 Corp.[b]	788	52,616
EO Technics Co. Ltd.[b]	15,797	1,566,515
Fila Korea Ltd.[b]	18,689	1,846,556
Gamevil Inc.[a,b]	9,306	838,023
GemVax & Kael Co. Ltd.[a,b]	43,359	1,623,640
Global & Yuasa Battery Co. Ltd.	17,100	718,254
GOLFZON Co. Ltd.[a]	5,119	590,307
GOLFZONYUWONHOLDINGS Co. Ltd.[b]	1	12
Grand Korea Leisure Co. Ltd.[b]	55,702	2,085,841
Green Cross Cell Corp.[a]	91	5,230
Green Cross Corp./South Korea	10,250	1,900,632
Green Cross Holdings Corp.	45,440	1,381,753
GS Engineering & Construction Corp.[a,b]	85,573	2,088,653
GS Holdings Corp.	82,978	3,713,701
GS Home Shopping Inc.	5,882	1,247,255
Gwangju Shinsegae Co. Ltd.[b]	2,789	890,869
Halla Holdings Corp.	14,822	914,798
Halla Visteon Climate Control Corp.	62,531	2,082,016
Hana Financial Group Inc.	469,103	12,571,495
Hana Tour Service Inc.[b]	18,461	2,040,580
Hancom Inc.[b]	44,123	742,517
Handsome Co. Ltd.	32,892	1,114,455
Hanil Cement Co. Ltd.	5,988	780,750
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	128,404	639,558
Hanjin Kal Corp.[b]	68,937	1,922,087
Hanjin Shipping Co. Ltd.[a,b]	251,364	1,460,667
Hanjin Transportation Co. Ltd.[b]	18,773	1,021,441
Hankook Shell Oil Co. Ltd.	1,755	742,698
Hankook Tire Co. Ltd.	120,686	4,775,169
Hankook Tire Worldwide Co. Ltd.	44,464	788,376
Hanmi Pharm Co. Ltd.[a,b]	8,938	3,322,767
Hanmi Science Co. Ltd.[a]	20,551	1,136,726
Hansae Co. Ltd.	36,880	1,219,627
Hansol Chemical Co. Ltd.[b]	22,441	1,711,044
Hansol Holdings Co. Ltd.[a,b]	100,727	958,872
Hanssem Co. Ltd.	16,517	3,353,327
Hanwha Chemical Corp.	177,052	3,043,393
Hanwha Corp.	76,585	2,985,312
Hanwha General Insurance Co. Ltd.[a]	140,501	746,719
Hanwha Investment & Securities Co. Ltd.[b]	160,445	767,298
Hanwha Life Insurance Co. Ltd.	363,324	2,704,645
Hite Jinro Co. Ltd.	44,786	864,805
HMC Investment Securities Co. Ltd.[b]	80,687	877,310
Hotel Shilla Co. Ltd.	54,062	5,829,379
Huchems Fine Chemical Corp.	52,610	1,234,252
Hwa Shin Co. Ltd.[b]	86,381	533,134

10

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Hy-Lok Corp.	27,433	$907,214
Hyosung Corp.	36,991	3,838,453
Hyundai Corp.[b]	28,159	1,051,913
Hyundai Department Store Co. Ltd.	24,651	3,403,206
Hyundai Development Co. Engineering & Construction	91,621	5,001,643
Hyundai Elevator Co. Ltd.[a]	14,307	1,006,944
Hyundai Engineering & Construction Co. Ltd.	120,059	4,793,693
Hyundai Glovis Co. Ltd.	31,056	7,019,651
Hyundai Greenfood Co. Ltd.	79,435	1,422,770
Hyundai Heavy Industries Co. Ltd.[a]	69,275	8,126,100
Hyundai Home Shopping Network Corp.	10,536	1,197,867
Hyundai Hysco Co. Ltd.[b]	17,936	1,019,597
Hyundai Livart Furniture Co. Ltd.[b]	21,754	862,701
Hyundai Marine & Fire Insurance Co. Ltd.	97,526	2,446,400
Hyundai Merchant Marine Co. Ltd.[a,b]	138,086	1,102,694
Hyundai Mipo Dockyard Co. Ltd.[a]	21,035	1,489,959
Hyundai Mobis Co. Ltd.	110,424	22,269,131
Hyundai Motor Co.	249,874	35,623,814
Hyundai Securities Co. Ltd.	244,220	2,106,694
Hyundai Steel Co.	116,197	7,821,607
Hyundai Wia Corp.	26,442	3,411,871
Ilyang Pharmaceutical Co. Ltd.[a,b]	33,387	1,385,790
iMarketKorea Inc.[b]	34,584	979,867
Industrial Bank of Korea	453,150	5,949,319
Interpark Holdings Corp.[b]	78,715	674,040
IS Dongseo Co. Ltd.	18,307	1,276,906
JB Financial Group Co. Ltd.	204,534	1,293,736
Kangwon Land Inc.	192,904	7,014,691
KB Capital Co. Ltd.	47,132	1,016,427
KB Financial Group Inc.	577,313	20,967,154
KCC Corp.	9,664	4,778,590
KCP Co. Ltd.[a]	22,585	746,889
KEPCO Plant Service & Engineering Co. Ltd.	39,969	3,876,984
Kia Motors Corp.	426,985	18,358,525
KISWIRE Ltd.[b]	16,847	913,607
KIWOOM Securities Co. Ltd.[b]	21,612	1,464,526
Koh Young Technology Inc.[b]	31,941	1,291,186
Kolon Corp.	12,209	808,609
Kolon Industries Inc.[b]	29,136	1,753,549
Komipharm International Co. Ltd.[a,b]	58,428	1,523,636
Korea Aerospace Industries Ltd.	78,401	4,506,333
Korea District Heating Corp.	3,523	253,357
Korea Electric Power Corp.	423,110	17,638,333
Korea Gas Corp.	44,037	2,066,252
Korea Investment Holdings Co. Ltd.	67,361	4,035,886
Korea Kolmar Co. Ltd.	25,214	2,159,087
Korea Petro Chemical Ind.	6,198	933,964
Korea Zinc Co. Ltd.	14,179	6,422,610
Korean Air Lines Co. Ltd.[a]	58,974	2,152,491
Korean Reinsurance Co.	185,596	2,026,358
KT Corp.[a]	57,904	1,512,584
KT Skylife Co. Ltd.	44,925	717,503
KT&G Corp.	177,404	15,431,307
Kukdo Chemical Co. Ltd.[b]	14,846	821,168
Kumho Petrochemical Co. Ltd.	23,174	1,645,652
Kumho Tire Co. Inc.[a,b]	127,124	937,156
Kwang Dong Pharmaceutical Co. Ltd.	85,827	1,409,476
Kwangju Bank[a,b]	93,548	697,231
Kyongnam Bank[a,b]	71,092	635,065
LF Corp.	44,066	1,238,580
LG Chem Ltd.	75,784	17,061,230
LG Corp.	157,234	8,838,870
LG Display Co. Ltd.	376,902	9,947,560

Security	Shares	Value

LG Electronics Inc.[b]	172,945	$8,629,694
LG Hausys Ltd.[b]	12,439	1,750,944
LG Household & Health Care Ltd.	15,186	11,071,769
LG Innotek Co. Ltd.	22,692	1,947,222
LG International Corp.	53,521	2,018,658
LG Life Sciences Ltd.[a]	24,995	1,332,916
LG Uplus Corp.	368,821	3,101,657
LIG Insurance Co. Ltd.	69,530	1,675,119
Lock&Lock Co. Ltd.[b]	36,587	378,002
Lotte Chemical Corp.	25,789	5,491,725
Lotte Chilsung Beverage Co. Ltd.	1,060	2,453,327
Lotte Confectionery Co. Ltd.	1,219	2,206,464
Lotte Food Co. Ltd.	1,571	1,271,543
LOTTE Himart Co. Ltd.	16,218	1,229,246
Lotte Shopping Co. Ltd.	17,163	3,918,104
LS Corp.	29,255	1,300,076
LS Industrial Systems Co. Ltd.	27,809	1,329,914
Maeil Dairy Industry Co. Ltd.[b]	19,549	706,463
Mando Corp.	12,777	1,625,587
Medipost Co. Ltd.[a,b]	13,993	1,218,430
Medy-Tox Inc.	7,017	2,949,261
MegaStudy Co. Ltd.	1	32
Meritz Fire & Marine Insurance Co. Ltd.[b]	107,788	1,415,128
Meritz Securities Co. Ltd.[b]	323,064	1,888,973
Mirae Asset Securities Co. Ltd.	43,535	2,246,968
Modetour Network Inc.[b]	34,719	1,046,347
Muhak Co. Ltd.[a,b]	28,082	1,180,800
Namhae Chemical Corp.	94,719	927,319
Namyang Dairy Products Co. Ltd.[b]	1,364	920,615
NAVER Corp.	45,404	24,950,179
NCsoft Corp.	24,876	4,421,901
Neowiz Games Corp.[a]	39,830	686,445
Nexen Corp.	8,305	672,194
Nexen Tire Corp.	65,802	748,121
NH Investment & Securities Co. Ltd.	243,733	2,804,057
NHN Entertainment Corp.[a,b]	26,138	1,318,398
NICE Holdings Co. Ltd.[b]	50,500	968,306
Nong Shim Holdings Co. Ltd.[b]	5,748	663,879
NongShim Co. Ltd.	5,682	1,440,688
OCI Co. Ltd.[b]	28,604	2,441,632
OCI Materials Co. Ltd.[b]	15,115	1,562,986
Orion Corp./Republic of Korea	5,809	6,551,996
Osstem Implant Co. Ltd.[a,b]	23,699	1,169,714
Ottogi Corp.	2,248	1,470,607
Paradise Co. Ltd.[b]	79,241	2,195,081
Partron Co. Ltd.[b]	84,270	725,410
Poongsan Corp.	47,629	1,343,024
POSCO	106,640	23,478,601
POSCO Chemtech Co. Ltd.	66,266	690,613
POSCO ICT Co. Ltd.[b]	148,032	674,542
Pyeong Hwa Automotive Co. Ltd.[b]	42,119	623,281
S&T Dynamics Co. Ltd.	78,766	1,012,782
S-1 Corp.	31,212	2,329,107
S-Oil Corp.	76,435	4,551,960
Samchully Co. Ltd.[b]	5,946	764,543
Samkwang Glass[b]	10,753	1,057,593
Samlip General Foods Co. Ltd.	4,154	1,088,867
Samsung C&T Corp.	202,524	11,512,756
Samsung Card Co. Ltd.	54,471	2,054,489
Samsung Electro-Mechanics Co. Ltd.[b]	96,834	4,823,133
Samsung Electronics Co. Ltd.	178,788	210,851,266
Samsung Engineering Co. Ltd.[a,b]	53,780	1,819,761
Samsung Fine Chemicals Co. Ltd.	37,441	1,385,140

11

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Samsung Fire & Marine Insurance Co. Ltd.	55,806	$15,307,940
Samsung Heavy Industries Co. Ltd.[b]	243,190	3,927,905
Samsung Life Insurance Co. Ltd.	130,563	13,194,727
Samsung SDI Co. Ltd.	89,148	9,853,941
Samsung SDS Co. Ltd.	47,824	14,456,161
Samsung Securities Co. Ltd.	92,899	4,895,377
Samsung Techwin Co. Ltd.[a]	60,269	1,460,160
SBS Media Holdings Co. Ltd.	80,668	360,304
SeAH Besteel Corp.	29,286	1,116,475
Sebang Co. Ltd.[b]	37,469	699,850
Seegene Inc.[a,b]	32,626	1,287,965
Seobu T&Da	40,383	956,511
Seoul Semiconductor Co. Ltd.[a]	21,957	354,640
SFA Engineering Corp.	21,771	926,237
Shinhan Financial Group Co. Ltd.	640,464	24,214,249
Shinsegae Co. Ltd.	11,168	2,448,747
Shinsegae Food Co. Ltd.[b]	4,671	754,441
Shinsegae International Co. Ltd.[b]	6,250	685,202
Simm Tech Co. Ltd.[a,b]	74,810	651,402
Sindoh Co. Ltd.	15,562	1,061,572
SK Broadband Co. Ltd.[a]	290,236	1,092,068
SK C&C Co. Ltd.	33,228	7,480,610
SK Chemicals Co. Ltd.[b]	25,397	1,872,262
SK Gas Ltd.[b]	8,122	828,140
SK Holdings Co. Ltd.[b]	34,445	5,563,415
SK Hynix Inc.	941,139	43,394,724
SK Innovation Co. Ltd.[a]	101,231	10,276,100
SK Networks Co. Ltd.	199,721	1,488,559
SK Securities Co. Ltd.[a,b]	725,722	890,577
SK Telecom Co. Ltd.	15,832	3,521,397
SKC Co. Ltd.	41,075	1,447,308
SL Corp.	34,226	592,952
SM Entertainment Co.[a,b]	33,831	1,028,743
Soulbrain Co. Ltd.	22,238	923,030
Ssangyong Motor Co.[a,b]	84,156	763,156
Sung Kwang Bend Co. Ltd.[b]	51,547	634,890
Sungwoo Hitech Co. Ltd.[b]	67,120	620,781
Suprema Inc.[a,b]	42,873	812,392
Taekwang Industrial Co. Ltd.	629	699,803
Taewoong Co. Ltd.[a,b]	41,263	591,998
Taeyoung Engineering & Construction Co. Ltd.[a]	168,956	968,076
Taihan Electric Wire Co. Ltd.[a]	200,343	216,929
Tera Resource Co. Ltd.[a]	49,111	—
TK Corp.[a,b]	76,950	774,187
Tongyang Life Insurance	75,155	979,914
ViroMed Co. Ltd.[a,b]	22,040	2,684,773
Webzen Inc.[a]	4,079	122,011
WeMade Entertainment Co. Ltd.[a,b]	18,560	704,217
Wonik IPS Co. Ltd.[a,b]	91,317	1,198,883
Woori Bank	481,820	4,564,954
YG Entertainment Inc.[b]	22,612	1,017,106
Youlchon Chemical Co. Ltd.[b]	54,264	626,735
Youngone Corp.[b]	38,870	2,121,935
Youngone Holdings Co. Ltd.[b]	12,332	1,094,941
Yuanta Securities Korea Co. Ltd.[a,b]	163,147	899,461
Yuhan Corp.	7,596	1,830,031
Yungjin Pharmaceutical Co. Ltd.[a,b]	787,617	1,279,234

		1,112,620,826
TAIWAN — 13.39%
A-DATA Technology Co. Ltd.[b]	491,820	733,892
Ability Enterprise Co. Ltd.	1,161,000	705,459

Security	Shares	Value

AcBel Polytech Inc.[b]	864,000	$755,821
Accton Technology Corp.	2,097,000	1,055,571
Acer Inc.[a,b]	4,440,872	2,655,003
Advanced Semiconductor Engineering Inc.	10,029,000	14,377,089
Advantech Co. Ltd.	538,302	4,340,721
Airtac International Group[b]	207,800	1,648,562
ALI Corp.[b]	1,351,000	917,745
Alpha Networks Inc.	1,131,000	829,098
Altek Corp.[b]	641,000	735,125
Ambassador Hotel (The)	941,000	840,042
AmTRAN Technology Co. Ltd.[b]	1,510,000	853,566
Ardentec Corp.	1,187,912	1,116,582
Asia Cement Corp.	2,840,050	3,599,451
Asia Optical Co. Inc.[a]	652,000	878,383
Asia Pacific Telecom Co. Ltd.	3,336,000	1,353,182
Asia Polymer Corp.	1,028,000	678,233
Asutek Computer Inc.[b]	1,113,000	10,951,227
AU Optronics Corp.[b]	14,128,000	7,756,062
Bank of Kaohsiung Co. Ltd.	3,262,168	1,020,324
BES Engineering Corp.[b]	4,333,000	1,116,673
Bizlink Holding Inc.[b]	211,095	1,007,572
Brogent Technologies Inc.[a,b]	55,401	674,169
Capital Securities Corp.	2,672,000	944,554
Career Technology MFG. Co. Ltd.[b]	842,000	736,575
Casetek Holdings Ltd.	234,000	1,650,572
Catcher Technology Co. Ltd.[b]	1,065,000	12,491,448
Cathay Financial Holding Co. Ltd.	13,075,078	23,387,150
Cathay Real Estate Development Co. Ltd.	1,489,000	914,464
Chailease Holding Co. Ltd.	1,597,640	4,039,255
Chang Hwa Commercial Bank Ltd.	5,991,440	3,503,937
Cheng Loong Corp.	1,574,000	653,846
Cheng Shin Rubber Industry Co. Ltd.[b]	2,468,650	5,710,558
Cheng Uei Precision Industry Co. Ltd.[b]	681,000	1,355,654
Chia Hsin Cement Corp.[b]	845,000	370,288
Chicony Electronics Co. Ltd.	778,410	2,175,987
Chin-Poon Industrial Co. Ltd.	806,000	1,446,929
China Airlines Ltd.[a]	4,306,000	2,104,389
China Bills Finance Corp.	2,696,000	1,049,660
China Development Financial Holding Corp.	22,210,000	8,900,498
China Life Insurance Co. Ltd./Taiwan	4,675,044	5,239,681
China Man-Made Fiber Corp.[a,b]	2,430,000	862,966
China Metal Products	1,109,146	1,037,125
China Motor Corp.	398,000	342,332
China Petrochemical Development Corp.[a,b]	3,950,900	1,383,774
China Steel Chemical Corp.[b]	267,000	1,283,110
China Steel Corp.[b]	18,139,529	15,011,372
China Synthetic Rubber Corp.	1,082,000	1,131,600
Chipbond Technology Corp.	994,000	2,305,829
Chong Hong Construction Co. Ltd.[b]	319,450	700,452
Chroma ATE Inc.[b]	654,000	1,472,368
Chung Hung Steel Corp.[a]	3,658,000	748,452
Chunghwa Telecom Co. Ltd.	5,759,000	18,200,339
Clevo Co.	555,175	720,807
CMC Magnetics Corp.[a,b]	7,418,000	874,895
Compal Electronics Inc.[b]	6,833,000	5,654,651
Compeq Manufacturing Co. Ltd.	2,108,000	1,356,433
Continental Holdings Corp.	2,101,600	732,647
Coretronic Corp.	995,750	1,281,469
Coxon Precise Industrial Co. Ltd.	452,000	1,132,467
CSBC Corp. Taiwan	1,865,000	966,132
CTBC Financial Holding Co. Ltd.[b]	21,932,241	16,649,438
CTCI Corp.	1,156,000	1,992,389
Cyberlink Corp.	382,540	1,085,565

12

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

CyberTAN Technology Inc.[b]	1,321,000	$1,037,243
D-Link Corp.	1,638,420	792,706
Darwin Precisions Corp.[a]	1,283,000	744,059
Delta Electronics Inc.	2,939,000	16,804,956
Depo Auto Parts Ind. Co. Ltd.	224,000	835,630
Dynapack International Technology Corp.[b]	397,000	950,689
E Ink Holdings Inc.[a,b]	1,666,000	732,773
E.Sun Financial Holding Co. Ltd.	10,138,526	6,903,698
Eclat Textile Co. Ltd.	292,062	4,301,047
Elan Microelectronics Corp.	808,000	1,205,695
Elite Material Co. Ltd.	839,000	1,451,500
Elite Semiconductor Memory Technology Inc.	650,000	927,573
Epistar Corp.[b]	1,675,694	2,702,468
Eternal Materials Co. Ltd.	1,257,030	1,351,513
EVA Airways Corp.[a]	3,243,279	2,403,955
Evergreen Marine Corp. Taiwan Ltd.[a]	2,913,000	1,675,120
Everlight Chemical Industrial Corp.[b]	1,129,192	932,624
Everlight Electronics Co. Ltd.[b]	685,000	1,568,941
Far Eastern Department Stores Ltd.	1,485,167	1,093,564
Far Eastern International Bank	2,758,587	997,632
Far Eastern New Century Corp.	4,506,291	4,969,796
Far EasTone Telecommunications Co. Ltd.	2,451,000	5,821,454
Faraday Technology Corp.	899,000	1,203,822
Farglory Land Development Co. Ltd.	620,782	704,860
Federal Corp.	1,695,354	952,818
Feng Hsin Iron & Steel Co.	782,000	1,025,494
Feng TAY Enterprise Co. Ltd.	546,305	2,927,937
Firich Enterprises Co. Ltd.[b]	331,903	1,335,484
First Financial Holding Co. Ltd.	10,934,272	6,733,058
FLEXium Interconnect Inc.[b]	420,471	1,541,165
Formosa Chemicals & Fibre Corp.	4,965,210	12,148,935
Formosa Petrochemical Corp.	1,695,000	4,147,346
Formosa Plastics Corp.	6,481,800	15,901,982
Formosa Taffeta Co. Ltd.	1,221,000	1,324,709
Formosan Rubber Group Inc.	1,289,000	1,293,494
Foxconn Technology Co. Ltd.	1,461,720	5,143,380
Fubon Financial Holding Co. Ltd.	10,744,000	22,122,986
Gemtek Technology Corp.[b]	1,137,000	900,176
Getac Technology Corp.	1,352,000	973,486
Giant Manufacturing Co. Ltd.[b]	475,000	4,039,195
Gigabyte Technology Co. Ltd.	862,000	966,110
Gigasolar Materials Corp.[b]	51,800	973,792
Gigastorage Corp.[a,b]	917,000	703,592
Ginko International Co. Ltd.	82,000	1,155,475
Gintech Energy Corp.[a,b]	1,260,000	743,036
Global Mixed Mode Technology Inc.	360,000	982,895
Gloria Material Technology Corp.[b]	1,534,200	1,139,666
Goldsun Development & Construction Co. Ltd.[a]	1,962,000	639,234
Gourmet Master Co. Ltd.	138,000	710,390
Grand Pacific Petrochemical	1,832,000	1,140,038
Grape King Bio Ltd.	237,000	1,459,388
Great Wall Enterprise Co. Ltd.	1,076,500	831,234
Greatek Electronics Inc.	577,000	795,201
HannStar Display Corp.[b]	4,950,640	1,046,807
HannsTouch Solution Inc.[a]	3,271,000	585,078
Hermes Microvision Inc.	65,000	5,135,536
Hey Song Corp.	672,000	818,845
Highwealth Construction Corp.	998,100	2,503,949
Hiwin Technologies Corp.[b]	349,770	2,695,097
Ho Tung Chemical Corp.[a,b]	3,178,177	924,677
Holy Stone Enterprise Co. Ltd.	816,900	1,153,768
Hon Hai Precision Industry Co. Ltd.	21,395,568	69,080,924
Hotai Motor Co. Ltd.	395,000	6,363,910

Security	Shares	Value

HTC Corp.[a,b]	1,111,000	$3,728,309
Hua Nan Financial Holdings Co. Ltd.	8,769,116	5,271,241
Huaku Development Co. Ltd.	450,000	1,040,954
Hung Sheng Construction Ltd.[b]	1,145,000	807,652
Ichia Technologies Inc.[b]	795,000	664,378
IEI Integration Corp.[b]	468,582	801,504
Innolux Corp.[b]	13,166,241	8,150,346
Inotera Memories Inc.[a,b]	3,789,000	4,468,830
Inventec Corp.	3,791,000	2,717,297
ITEQ Corp.	865,000	658,057
KEE TAI Properties Co. Ltd.[b]	1,533,000	978,946
Kenda Rubber Industrial Co. Ltd.[b]	850,744	1,485,677
Kerry TJ Logistics Co. Ltd.	685,000	859,235
Kindom Construction Corp.	803,000	620,047
King Slide Works Co. Ltd.[b]	111,000	1,591,242
King Yuan Electronics Co. Ltd.[b]	1,878,000	1,679,572
King’s Town Bank Co. Ltd.[b]	1,497,000	1,468,077
Kinpo Electronics[a]	2,384,000	1,009,742
Kinsus Interconnect Technology Corp.[b]	494,000	1,500,042
Kuoyang Construction Co. Ltd.	2,305,023	1,006,331
Largan Precision Co. Ltd.	163,000	18,162,447
LCY Chemical Corp.[b]	1,128,000	718,483
Lealea Enterprise Co. Ltd.[a,b]	3,217,173	1,079,623
Lien Hwa Industrial Corp.	1,030,000	724,856
Lite-On Technology Corp.	3,248,547	4,170,096
Long Bon International Co. Ltd.	947,000	734,324
Macronix International[a,b]	6,038,000	1,373,122
Makalot Industrial Co. Ltd.[b]	299,727	2,578,045
Masterlink Securities Corp.	2,314,592	821,981
MediaTek Inc.	2,410,572	32,554,071
Medigen Biotechnology Corp.[a,b]	115,088	438,709
Mega Financial Holding Co. Ltd.	15,487,958	13,876,742
Merida Industry Co. Ltd.	357,850	2,582,471
Merry Electronics Co. Ltd.[b]	347,070	799,461
Micro-Star International Co. Ltd.	1,257,000	1,431,341
Microbio Co. Ltd.[a,b]	1,168,141	930,539
MIN AIK Technology Co. Ltd.[b]	166,000	594,924
Mitac Holdings Corp.[b]	1,025,000	968,462
Motech Industries Inc.[b]	692,000	820,669
Nan Kang Rubber Tire Co. Ltd.[b]	732,000	738,129
Nan Ya Plastics Corp.	7,473,440	17,677,377
Nan Ya Printed Circuit Board Corp.[a]	436,000	740,091
National Petroleum Co. Ltd.[b]	812,000	1,002,665
Neo Solar Power Corp.[b]	1,215,806	956,626
Novatek Microelectronics Corp.[b]	953,000	5,200,779
OptoTech Corp.	2,070,000	876,747
Oriental Union Chemical Corp.[b]	1,153,000	976,705
Pan-International Industrial Corp.	1,739,366	980,387
Parade Technologies Ltd.[b]	105,000	1,205,894
PChome Online Inc.	131,502	1,919,425
Pegatron Corp.[b]	2,703,000	8,066,817
PharmaEngine Inc.[a,b]	103,000	850,699
Phison Electronics Corp.	240,000	2,322,354
Pixart Imaging Inc.[b]	305,000	914,215
Pou Chen Corp.	3,622,000	5,192,324
Powertech Technology Inc.	1,054,000	2,245,841
Poya International Co. Ltd.	81,000	1,023,947
President Chain Store Corp.	904,000	6,538,559
President Securities Corp.	1,902,000	1,093,745
Primax Electronics Ltd.	791,000	1,117,188
Prince Housing & Development Corp.	2,071,995	806,710
Qisda Corp.[a,b]	2,562,000	1,139,390
Quanta Computer Inc.	4,236,000	10,751,129

13

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Radiant Opto-Electronics Corp.[b]	734,940	$2,693,798
Radium Life Tech Co. Ltd.	1,487,036	707,351
Realtek Semiconductor Corp.[b]	739,110	2,256,365
Rich Development Co. Ltd.	2,295,770	934,973
Richtek Technology Corp.	291,000	1,716,059
Ritek Corp.[a,b]	7,983,000	793,280
Ruentex Development Co. Ltd.	1,074,964	1,726,639
Ruentex Industries Ltd.	981,906	2,296,968
Sampo Corp.	2,537,000	1,115,873
Sanyang Motor Co. Ltd.[a,b]	843,000	692,132
ScinoPharm Taiwan Ltd.	485,366	645,984
Sercomm Corp.[b]	506,000	1,060,040
Shih Wei Navigation Co. Ltd.	1,499,675	833,071
Shihlin Paper Corp.[a,b]	126,000	150,660
Shin Kong Financial Holding Co. Ltd.	11,678,384	3,793,487
Shin Zu Shing Co. Ltd.	386,000	1,270,192
Shining Building Business Co. Ltd.[a]	1,263,910	642,394
Shinkong Synthetic Fibers Corp.	3,257,000	1,124,823
Shinkong Textile Co. Ltd.	340,000	422,605
Sigurd Microelectronics Corp.[b]	1,170,000	1,057,814
Silergy Corp.	96,000	963,347
Siliconware Precision Industries Co. Ltd.[b]	4,698,000	7,775,662
Simplo Technology Co. Ltd.	491,000	2,263,594
Sino-American Silicon Products Inc.	879,000	1,138,378
SinoPac Financial Holdings Co. Ltd.	13,224,064	6,096,521
Sinyi Realty Inc.	339,687	354,152
Soft-World International Corp.	268,000	680,194
Solar Applied Materials Technology Co.	1,199,000	933,636
Sonix Technology Co. Ltd.[b]	580,000	853,191
St. Shine Optical Co. Ltd.[b]	89,000	1,574,528
Standard Foods Corp.	534,953	1,392,589
Synnex Technology International Corp.	1,962,000	2,911,710
TA Chen Stainless Pipe[b]	1,509,200	821,153
Ta Chong Bank Ltd.[a]	3,388,489	1,219,913
Taichung Commercial Bank Co. Ltd.	3,021,975	1,073,193
Taiflex Scientific Co. Ltd.[b]	654,000	959,916
Taigen Biopharmaceuticals Holdings Ltd.[a]	577,000	577,132
Tainan Spinning Co. Ltd.[b]	1,573,995	853,843
Taishin Financial Holding Co. Ltd.	12,094,316	5,240,752
Taiwan Acceptance Corp.	306,000	814,524
Taiwan Business Bank[a]	5,518,404	1,806,925
Taiwan Cement Corp.	5,003,000	6,797,156
Taiwan Cogeneration Corp.	1,279,000	1,143,862
Taiwan Cooperative Financial Holding Co. Ltd.	9,088,935	4,841,628
Taiwan Fertilizer Co. Ltd.	1,247,000	2,165,481
Taiwan Glass Industry Corp.[b]	1,416,000	888,085
Taiwan Hon Chuan Enterprise Co. Ltd.	609,674	1,233,531
Taiwan Land Development Corp.	2,289,322	969,641
Taiwan Life Insurance Co. Ltd.[a]	1,084,674	1,136,164
Taiwan Liposome Co. Ltd.[a]	92,000	599,485
Taiwan Mobile Co. Ltd.	2,566,000	9,029,029
Taiwan Paiho Ltd.	497,000	1,473,528
Taiwan PCB Techvest Co. Ltd.	710,042	1,069,933
Taiwan Secom Co. Ltd.	587,185	1,760,044
Taiwan Semiconductor Manufacturing Co. Ltd.[b]	39,821,000	189,419,933
Taiwan Sogo Shin Kong SEC	983,770	1,312,527
Taiwan Surface Mounting Technology Co. Ltd.	647,392	793,078
Taiwan TEA Corp.[b]	1,401,000	798,798
Tatung Co. Ltd.[a]	2,935,000	681,802
Teco Electric and Machinery Co. Ltd.	3,184,000	2,935,757
Test Research Inc.[b]	550,400	1,212,232
Test Rite International Co. Ltd.	1,141,000	791,819
Ton Yi Industrial Corp.[b]	1,444,000	978,568

Security	Shares	Value

Tong Hsing Electronic Industries Ltd.[b]	301,000	$887,515
Tong Yang Industry Co. Ltd.[b]	735,400	803,853
Topco Scientific Co. Ltd.	667,351	1,317,612
TPK Holding Co. Ltd.[b]	470,000	3,123,839
Transcend Information Inc.	290,000	1,114,912
Tripod Technology Corp.	739,000	1,369,990
TSRC Corp.	1,138,900	1,254,189
TTY Biopharm Co. Ltd.[b]	458,124	1,135,869
Tung Ho Steel Enterprise Corp.	1,102,000	831,176
TWi Pharmaceuticals Inc.[a]	80,000	542,143
TXC Corp.	761,000	1,042,585
U-Ming Marine Transport Corp.	604,000	840,283
Uni-President Enterprises Corp.	7,311,971	13,031,141
Unimicron Technology Corp.	1,999,000	1,090,908
Union Bank of Taiwan[a]	2,554,511	898,860
Unitech Printed Circuit Board Corp.	2,391,000	997,126
United Microelectronics Corp.[b]	18,616,000	8,430,665
Unity Opto Technology Co. Ltd.[b]	739,000	658,510
UPC Technology Corp.	2,468,146	876,512
USI Corp.	1,461,000	687,826
Vanguard International Semiconductor Corp.	1,370,000	2,231,779
Visual Photonics Epitaxy Co. Ltd.	1,012,000	1,460,646
Voltronic Power Technology Corp.	86,000	1,115,173
Wah Lee Industrial Corp.	654,000	1,146,359
Walsin Lihwa Corp.[a]	5,275,000	1,364,595
Wan Hai Lines Ltd.	933,000	890,656
Waterland Financial Holdings Co. Ltd.[b]	2,861,293	828,752
Wei Chuan Foods Corp.[b]	812,000	579,376
Win Semiconductors Corp.	1,175,000	1,845,209
Winbond Electronics Corp.[a,b]	4,797,000	1,533,202
Wistron Corp.	3,636,299	2,985,526
Wistron NeWeb Corp.[b]	463,591	1,430,361
Wowprime Corp.[b]	132,260	1,228,101
WPG Holdings Ltd.	2,010,000	2,590,021
WT Microelectronics Co. Ltd.	823,997	1,268,493
Yageo Corp.	834,078	1,581,577
Yang Ming Marine Transport Corp.[a]	2,789,000	1,131,302
YC Co. Ltd.[b]	2,463,467	1,195,897
Yeong Guan Energy Technology Group Co. Ltd.	138,000	1,009,383
YFY Inc.[b]	1,308,000	509,256
Yieh Phui Enterprise Co. Ltd.	1,862,340	552,155
Youngtek Electronics Corp.[b]	583,855	1,213,630
Yuanta Financial Holding Co. Ltd.	13,390,425	7,852,854
Yulon Motor Co. Ltd.	1,257,000	1,691,399
YungShin Global Holding Corp.	593,000	1,051,028
Yungtay Engineering Co. Ltd.[b]	674,000	1,438,341
Zhen Ding Technology Holding Ltd.	582,950	2,070,229
Zinwell Corp.	950,000	947,121

		1,045,530,179
THAILAND — 2.38%
Advanced Info Service PCL NVDR	1,727,800	12,018,585
Airports of Thailand PCL NVDR	768,200	6,805,101
Amata Corp. PCL NVDR[b]	1,773,600	880,473
AP Thailand PCL NVDR	4,516,890	939,900
Bangchak Petroleum PCL (The) NVDR[b]	912,000	901,427
Bangkok Bank PCL Foreign	449,300	2,430,815
Bangkok Bank PCL NVDR	491,200	2,657,503
Bangkok Chain Hospital PCL NVDR[b]	4,013,250	835,100
Bangkok Dusit Medical Services PCL NVDR	6,617,600	3,796,661
Bangkok Expressway PCL NVDR	829,500	986,326
Bangkok Land PCL NVDR[b]	20,481,300	937,610

14

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Banpu PCL NVDR[b]	1,954,000	$1,539,269
BEC World PCL NVDR	1,774,100	1,977,668
BTS Group Holdings PCL NVDR	9,605,600	2,741,194
Bumrungrad Hospital PCL NVDR	663,500	3,431,897
Central Pattana PCL NVDR	2,406,500	3,093,969
Charoen Pokphand Foods PCL NVDR	5,686,800	4,141,694
CP ALL PCL NVDR	7,420,200	10,091,384
Delta Electronics Thailand PCL NVDR	923,100	2,346,167
Dynasty Ceramic PCL NVDR	9,342,320	1,088,641
Energy Absolute PCL NVDR[b]	2,243,900	1,640,902
Esso Thailand PCL NVDR[a]	3,949,400	751,372
Glow Energy PCL NVDR	918,000	2,442,360
Hana Microelectronics PCL NVDR[b]	1,174,600	1,431,587
Home Product Center PCL NVDR[b]	8,077,973	1,608,871
Indorama Ventures PCL NVDR	2,355,100	1,785,227
IRPC PCL NVDR[b]	20,570,600	2,531,578
Jasmine International PCL NVDR	7,180,400	1,195,310
Kasikornbank PCL Foreign	1,900,400	11,015,993
Kasikornbank PCL NVDR[b]	1,047,200	6,070,273
Khon Kaen Sugar Industry PCL NVDR	4,328,860	612,526
Kiatnakin Bank PCL NVDR[b]	793,900	849,596
Krung Thai Bank PCL NVDR[b]	5,768,100	3,103,526
LPN Development PCL NVDR[b]	1,652,200	810,383
Major Cineplex Group PCL NVDR	706,800	709,111
Minor International PCL NVDR[b]	3,277,260	2,971,356
Polyplex Thailand PCL NVDR[a]	1,150,100	358,979
PTT Exploration & Production PCL NVDR	2,294,201	7,365,449
PTT Global Chemical PCL NVDR	2,703,500	5,263,949
PTT PCL NVDR	1,659,400	17,116,879
Quality Houses PCL NVDR[b]	16,179,917	1,260,148
Samart Corp. PCL NVDR[b]	1,143,000	874,918
Siam Cement PCL (The) Foreign	505,500	7,904,073
Siam Cement PCL (The) NVDR	199,000	3,123,425
Siam Commercial Bank PCL (The) NVDR	2,583,000	12,170,199
Siam Global House PCL NVDR[b]	3,090,823	790,163
Sino-Thai Engineering & Construction PCL NVDR[b]	1,791,228	1,230,005
Sri Trang Agro-Industry PCL NVDR	771,900	302,886
Srisawad Power 1979 PCL NVDR	1,063,200	1,327,420
Supalai PCL NVDR[b]	1,666,600	906,622
Superblock PCL[a,b]	15,130,000	899,524
Thai Airways International PCL NVDR[a,b]	1,642,800	669,036
Thai Oil PCL NVDR	1,595,600	2,537,592
Thai Union Frozen Products PCL NVDR	3,540,000	2,146,730
Thai Vegetable Oil PCL NVDR	1,113,900	731,783
Thaicom PCL NVDR[b]	1,016,000	1,109,929
Thanachart Capital PCL NVDR	1,179,900	1,201,295
Thoresen Thai Agencies PCL NVDR[b]	1,740,323	651,845
TICON Industrial Connection PCL NVDR[b]	1,834,560	872,561
Tisco Financial Group PCL NVDR[b]	916,350	1,225,795
TMB Bank PCL NVDR	24,259,400	1,831,715
True Corp. PCL NVDR[a,b]	15,058,518	5,147,829
TTW PCL NVDR[b]	2,957,800	975,969
VGI Global Media PCL NVDR[b]	6,933,700	931,639
WHA Corp. PCL NVDR	13,057,400	1,482,737

		185,582,449
TURKEY — 1.40%
Akbank TAS	3,653,375	10,883,270
Akfen Holding ASb	235,929	594,697
Akmerkez Gayrimenkul Yatirim Ortakligi AS	37,743	243,869
Aksa Akrilik Kimya Sanayii AS	181,677	743,907
Albaraka Turk Katilim Bankasi AS	846,368	527,788

Security	Shares	Value

Anadolu Efes Biracilik ve Malt Sanayii AS	340,817	$3,155,950
Arcelik AS	400,095	2,171,815
BIM Birlesik Magazalar AS	353,077	6,479,268
Bizim Toptan Satis Magazalari ASb	110,809	611,905
Cimsa Cimento Sanayi VE Ticaret AS	145,095	866,646
Coca-Cola Icecek AS	135,580	2,297,017
Dogus Otomotiv Servis ve Ticaret AS	129,809	824,107
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,390,284	3,808,020
Enka Insaat ve Sanayi AS	948,741	1,846,160
Eregli Demir ve Celik Fabrikalari TAS	2,408,080	3,871,744
Ford Otomotiv Sanayi AS	133,451	1,787,201
Haci Omer Sabanci Holding AS	1,511,047	5,676,360
Is Gayrimenkul Yatirim Ortakligi ASb	1,454,401	874,170
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	1,711,420	1,041,510
KOC Holding AS	1,096,815	4,903,117
Koza Altin Isletmeleri ASb	83,433	839,972
Sekerbank TAS[a,b]	770,699	529,819
TAV Havalimanlari Holding AS	300,621	2,495,764
Tofas Turk Otomobil Fabrikasi AS	247,536	1,678,447
Trakya Cam Sanayii ASb	773,614	900,903
Tupras Turkiye Petrol Rafinerileri ASa	216,567	5,418,243
Turk Hava Yollari AOa	948,182	3,212,848
Turk Telekomunikasyon AS	770,836	2,012,513
Turkcell Iletisim Hizmetleri AS	1,421,902	6,196,117
Turkiye Garanti Bankasi AS	3,851,801	12,197,852
Turkiye Halk Bankasi AS	1,059,041	5,311,118
Turkiye Is Bankasi Class C	2,657,926	5,651,338
Turkiye Sinai Kalkinma Bankasi ASb	1,398,337	1,087,362
Turkiye Sise ve Cam Fabrikalari AS	1,220,893	1,632,749
Turkiye Vakiflar Bankasi Tao Class D	1,318,092	2,277,695
Ulker Biskuvi Sanayi AS	277,147	1,941,695
Yapi ve Kredi Bankasi ASb	1,431,061	2,214,865
Yazicilar Holding AS	83,672	718,221

		109,526,042
UNITED ARAB EMIRATES — 0.71%
Abu Dhabi Commercial Bank PJSC	3,226,904	6,694,439
Agthia Group PJSC	300,085	604,574
Air Arabia PJSC	3,762,584	1,639,002
Al Waha Capital PJSC	1,720,946	1,147,906
Aldar Properties PJSC	5,325,436	3,784,154
Arabtec Holding PJSC[a]	3,944,071	2,469,709
Dana Gas PJSC[a]	5,773,991	675,955
Deyaar Development PJSC[a]	3,267,670	709,038
DP World Ltd.	267,598	5,365,340
Dubai Financial Market PJSC	3,531,146	1,778,527
Dubai Islamic Bank PJSC	1,711,272	3,163,457
Dubai Parks & Resorts PJSC	4,572,016	1,319,431
Emaar Malls Group PJSC[a]	3,210,291	3,059,043
Emaar Properties PJSC	5,764,629	12,241,627
Eshraq Properties Co. PJSC[a]	2,365,360	489,423
First Gulf Bank PJSC	1,453,226	5,796,208
National Bank of Abu Dhabi PJSC	1,126,868	3,205,992
Orascom Construction Ltd.[a]	50,497	650,906
Union Properties PJSC	2,072,930	620,798

		55,415,529

TOTAL COMMON STOCKS (Cost: $7,253,025,192)		7,501,899,760

15

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

PREFERRED STOCKS — 3.38%

BRAZIL — 2.38%
AES Tiete SA	166,700	$887,646
Banco ABC Brasil SA	168,830	617,658
Banco Bradesco SA	4,109,804	36,314,468
Banco Daycoval SA	136,300	326,597
Banco do Estado do Rio Grande do Sul SA Class B	312,500	976,868
Banco Industrial e Comercial SA	21,900	51,653
Braskem SA Class A	269,500	1,094,849
Centrais Eletricas Brasileiras SA Class B	362,300	1,057,645
Cia. Brasileira de Distribuicao	224,500	6,022,811
Cia. Energetica de Minas Gerais	1,269,620	5,639,044
Cia. Energetica de Sao Paulo Class B	310,700	1,925,939
Cia. Energetica do Ceara Class A	18,600	241,778
Cia. Ferro Ligas da Bahia-Ferbasa	123,900	312,408
Cia. Paranaense de Energia Class B	167,400	1,718,254
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	189,500	971,064
Gerdau SA	1,425,900	3,872,252
GOL Linhas Aereas Inteligentes SA	214,800	524,116
Itau Unibanco Holding SA	4,487,848	48,257,791
Itausa — Investimentos Itau SA	5,793,987	16,006,692
Lojas Americanas SA	812,275	4,116,585
Oi SA	609,200	1,349,071
Petroleo Brasileiro SA	6,321,700	24,414,759
Randon Participacoes SA	446,650	489,656
Suzano Papel e Celulose SA Class A	630,900	3,296,189
Telefonica Brasil SA	543,800	7,639,363
Usinas Siderurgicas de Minas Gerais SA Class A	773,800	1,236,102
Vale SA	3,096,800	16,257,085

		185,618,343
CHILE — 0.07%
Bupa Chile SA	1,134,256	971,224
Embotelladora Andina SA Class B	475,515	1,514,487
Sociedad Quimica y Minera de Chile SA Series B	164,346	3,184,942

		5,670,653
COLOMBIA — 0.18%
Avianca Holdings SA	644,971	838,788
Banco Davivienda SA	183,522	1,816,795
Bancolombia SA	684,780	6,989,548
Grupo Aval Acciones y Valores	4,791,678	2,417,107
Grupo de Inversiones Suramericana SA	125,421	1,639,015

		13,701,253
RUSSIA — 0.15%
AK Transneft OAO	2,068	4,845,100
Surgutneftegas OAO	9,889,800	7,202,424

		12,047,524
SOUTH KOREA — 0.60%
Amorepacific Corp.	8,466	1,646,220
Hyundai Motor Co.	37,582	3,967,601
Hyundai Motor Co. Series 2	60,536	6,609,390
LG Chem Ltd.	12,238	1,960,068

Security	Shares	Value

Samsung Electronics Co. Ltd.	33,323	$32,443,507

		46,626,786

TOTAL PREFERRED STOCKS (Cost: $358,198,037)		263,664,559

RIGHTS — 0.00%

BRAZIL — 0.00%
CETIP SA — Mercados Organizados[a]	155	142

		142

CHINA — 0.00%
Hua Han Bio-Pharmaceutical Holdings Ltd.[a]	2,600,096	130,817

		130,817

TOTAL RIGHTS (Cost: $135,602)		130,959

WARRANTS — 0.00%

THAILAND — 0.00%
Superblock PCL (Expires 03/31/17)[a]	1,321,200	20,816

		20,816

TOTAL WARRANTS (Cost: $0)		20,816

SHORT-TERM INVESTMENTS — 5.02%

MONEY MARKET FUNDS — 5.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	371,028,833	371,028,833
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	20,778,242	20,778,242

		391,807,075

TOTAL SHORT-TERM INVESTMENTS (Cost: $391,807,075)		391,807,075

TOTAL INVESTMENTS IN SECURITIES — 104.50% (Cost: $8,003,165,906)		8,157,523,169
Other Assets, Less Liabilities — (4.50)%		(351,395,111)

NET ASSETS — 100.00%		$7,806,128,058

16

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2015

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-mini	620	Jun. 2015	NYSE LIFFE	$30,903,900	$338,138

See accompanying notes to schedules of investments.

17

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.63%

EXCHANGE-TRADED FUNDS — 99.63%
iShares MSCI Emerging Markets ETF[a]	4,477,069	$184,097,077

		184,097,077

TOTAL INVESTMENT COMPANIES
(Cost: $186,724,286)		184,097,077

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	89,228	89,228

		89,228

TOTAL SHORT-TERM INVESTMENTS
(Cost: $89,228)		89,228

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $186,813,514)		184,186,305
Other Assets, Less Liabilities — 0.32%		595,281

NET ASSETS — 100.00%		$184,781,586

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of May 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	3,882,000	USD	4,229,541	06/03/15	GS	$34,110
HKD	371,836,000	USD	47,955,695	06/03/15	GS	381
INR	417,000	USD	6,507	06/03/15	BNP	22
INR	60,379,000	USD	942,538	06/03/15	JPM	2,883
INR	8,384,000	USD	131,041	06/03/15	SCB	237
MXN	99,000	USD	6,343	06/03/15	BNP	85
RUB	322,381,000	USD	6,135,915	06/03/15	JPM	15,681
TRY	4,000	USD	1,466	06/03/15	BNP	35
TRY	35,000	USD	13,085	06/03/15	GS	53
TRY	61,000	USD	22,653	06/03/15	SSB	245
TWD	554,000	USD	18,022	06/03/15	BNP	17
USD	14,353,940	BRL	42,619,000	06/03/15	BNP	982,135
USD	302,370	BRL	930,000	06/03/15	CITI	10,581
USD	305,208	BRL	926,000	06/03/15	DB	14,673
USD	348,428	BRL	1,058,000	06/03/15	JPM	16,478
USD	1,114	EUR	1,000	06/03/15	BNP	15
USD	174,503	EUR	154,000	06/03/15	DB	5,363
USD	127,789	EUR	114,000	06/03/15	JPM	2,581
USD	4,140,105	EUR	3,705,000	06/03/15	MS	70,856
USD	934,587	HKD	7,244,000	06/03/15	BNY	321
USD	9,804	HKD	76,000	06/03/15	BNP	2
USD	3,811,408	HKD	29,543,000	06/03/15	JPM	1,216
USD	43,937,210	HKD	340,542,000	06/03/15	MS	17,154
USD	13,070,598	INR	834,427,000	06/03/15	RBS	5,043
USD	34,593,421	KRW	37,245,007,000	06/03/15	BNP	1,013,863
USD	695,516	KRW	751,853,000	06/03/15	CITI	17,656
USD	681,341	KRW	743,684,000	06/03/15	DB	10,847
USD	7,214	KRW	7,902,000	06/03/15	JPM	90
USD	12,136,808	MXN	184,605,000	06/03/15	BNP	149,526
USD	250,804	MXN	3,796,000	06/03/15	CITI	4,311
USD	88,611	MXN	1,364,000	06/03/15	JPM	40
USD	245,218	MXN	3,773,000	06/03/15	MS	219
USD	257,156	RUB	12,995,000	06/03/15	CITI	9,188
USD	6,125,224	RUB	316,702,000	06/03/15	JPM	81,992
USD	766	TRY	2,000	06/03/15	BNP	15
USD	58,285	TRY	151,000	06/03/15	GS	1,604
USD	33,898,890	TWD	1,029,611,000	06/03/15	BNP	372,462

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2015

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	679,849	TWD	20,818,000	06/03/15	CITI	$1,969
USD	679,823	TWD	20,721,000	06/03/15	DB	5,101
USD	77,896	TWD	2,385,000	06/03/15	JPM	235
USD	3,098	ZAR	37,000	06/03/15	BNP	52
USD	289,568	ZAR	3,494,000	06/03/15	CITI	1,921
USD	14,661,323	ZAR	172,538,000	06/03/15	DB	456,965
USD	167,653	ZAR	2,014,000	06/03/15	JPM	1,848
USD	288,537	ZAR	3,439,000	06/03/15	SSB	5,418
BRL	190,000	USD	58,828	07/03/15	UBS	143
EUR	63,000	USD	69,097	07/03/15	RBS	124
INR	3,600,000	USD	56,065	07/03/15	BNP	61
KRW	166,259,000	USD	148,981	07/03/15	BNP	60
MXN	349,000	USD	22,577	07/03/15	JPM	35
RUB	47,000	USD	883	07/03/15	UBS	3
USD	14,088,685	BRL	44,926,000	07/03/15	RBS	144,881
USD	490,957	HKD	3,806,000	07/03/15	JPM	126
USD	402,855	INR	25,839,000	07/03/15	UBS	12
USD	33,919,041	KRW	37,655,054,000	07/03/15	JPM	163,775
USD	212,222	KRW	236,583,000	07/03/15	UBS	141
USD	12,322,975	MXN	189,372,000	07/03/15	SSB	53,538
USD	2,756,082	TRY	7,391,000	07/03/15	BBP	5,471
USD	6,328	TRY	17,000	07/03/15	JPM	1
USD	34,414,673	TWD	1,053,588,000	07/03/15	JPM	200,831
USD	89,053	TWD	2,741,000	07/03/15	UBS	43
USD	14,540,070	ZAR	177,355,000	07/03/15	BBP	12,550
ZAR	6,411,000	USD	524,161	07/03/15	JPM	977

						3,898,261

BRL	24,000	USD	7,767	06/03/15	BNP	(237)
BRL	44,926,000	USD	14,235,108	06/03/15	RBS	(139,476)
BRL	583,000	USD	192,156	06/03/15	SCB	(9,238)
EUR	2,000	USD	2,239	06/03/15	BNP	(43)
EUR	78,000	USD	87,402	06/03/15	GS	(1,734)
EUR	12,000	USD	13,409	06/03/15	MS	(230)
HKD	194,000	USD	25,028	06/03/15	BNP	(8)
HKD	4,338,000	USD	559,710	06/03/15	HSBC	(233)
HKD	1,037,000	USD	133,796	06/03/15	MS	(53)
INR	797,449,000	USD	12,503,120	06/03/15	JPM	(16,571)
KRW	19,844,000	USD	18,320	06/03/15	BNP	(429)
KRW	38,388,541,000	USD	34,634,773	06/03/15	JPM	(24,221)
KRW	340,061,000	USD	315,455	06/03/15	SCB	(8,861)
MXN	969,000	USD	63,707	06/03/15	BNP	(785)
MXN	192,470,000	USD	12,551,381	06/03/15	SSB	(53,388)
RUB	170,000	USD	3,247	06/03/15	BNP	(3)
RUB	5,915,000	USD	114,044	06/03/15	JPM	(1,176)
RUB	1,231,000	USD	23,673	06/03/15	SCB	(183)
TRY	7,391,000	USD	2,779,898	06/03/15	BBP	(5,512)
TWD	1,053,588,000	USD	34,393,889	06/03/15	JPM	(86,715)
TWD	19,393,000	USD	633,551	06/03/15	SCB	(2,072)
USD	249,298	INR	15,975,000	06/03/15	CITI	(841)
USD	251,079	INR	16,054,000	06/03/15	DB	(296)
USD	2,701	INR	173,000	06/03/15	JPM	(8)
USD	2,707,764	TRY	7,245,000	06/03/15	GS	(11,817)
USD	34,458	TRY	93,000	06/03/15	JPM	(451)
ZAR	177,355,000	USD	14,614,290	06/03/15	BBP	(13,368)
ZAR	93,000	USD	7,675	06/03/15	BNP	(19)
ZAR	543,000	USD	46,141	06/03/15	DB	(1,438)
ZAR	3,531,000	USD	294,739	06/03/15	SSB	(4,046)
BRL	415,000	USD	128,838	07/03/15	DB	(33)
EUR	56,000	USD	61,547	07/03/15	CITI	(17)
HKD	12,176,000	USD	1,570,404	07/03/15	CITI	(158)
MXN	589,000	USD	38,167	07/03/15	CITI	(5)
TRY	101,000	USD	37,596	07/03/15	CITI	(8)
TWD	4,260,000	USD	139,016	07/03/15	DB	(678)
USD	4,231,197	EUR	3,882,000	07/03/15	GS	(34,135)
USD	47,952,647	HKD	371,836,000	07/03/15	GS	(195)
USD	12,431,974	INR	797,449,000	07/03/15	JPM	(666)
USD	12,630	RUB	670,000	07/03/15	BNP	(3)
USD	6,065,266	RUB	322,381,000	07/03/15	JPM	(13,284)
ZAR	1,554,000	USD	127,406	07/03/15	CITI	(115)

						(432,749)

Net Unrealized Appreciation						$3,465,512

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

BNY — Bank of New York

CITI — Citibank N.A. London

DB — Deutsche Bank AG London

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A. London

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland PLC

SCB — Standard Chartered Bank London

SSB — State Street Bank London

UBS — UBS AG London

Currency abbreviations:

BRL — Brazilian Real

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

RUB — New Russian Ruble

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

See accompanying notes to schedules of investments.

19

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.38%

CANADA — 6.23%
Agnico Eagle Mines Ltd.	189,970	$6,090,606
Bank of Montreal	110,214	6,702,459
Bank of Nova Scotia (The)	168,304	8,818,011
Barrick Gold Corp.	94,200	1,110,854
BCE Inc.	162,338	7,087,860
Canadian Imperial Bank of Commerce/Canada	79,128	6,015,820
Dollarama Inc.	144,754	7,987,707
Eldorado Gold Corp.	237,384	1,139,139
Enbridge Inc.	104,248	4,967,491
Fairfax Financial Holdings Ltd.	9,734	4,884,663
First Capital Realty Inc.	113,982	1,716,693
Franco-Nevada Corp.	182,434	9,347,870
Goldcorp Inc.	719,688	12,730,391
H&R REIT	61,858	1,120,456
Intact Financial Corp.	153,860	10,993,610
RioCan REIT	115,238	2,557,254
Rogers Communications Inc. Class B	63,428	2,174,311
Royal Bank of Canada	89,804	5,688,606
Shaw Communications Inc. Class B	439,600	9,667,150
Silver Wheaton Corp.	351,994	6,697,262
TELUS Corp.	214,776	7,285,092
Thomson Reuters Corp.	161,710	6,433,422
Toronto-Dominion Bank (The)	26,062	1,130,589
TransCanada Corp.	195,936	8,460,605

		140,807,921
CHILE — 0.41%
Aguas Andinas SA Series A	2,559,414	1,464,265
Banco de Chile	26,736,158	3,077,347
Empresa Nacional de Electricidad SA/Chile	744,180	1,111,803
Empresas COPEC SA	311,174	3,557,948

		9,211,363
CHINA — 5.49%
Agricultural Bank of China Ltd. Class H	4,710,000	2,558,082
Bank of China Ltd. Class H	11,618,000	7,718,805
Beijing Capital International Airport Co. Ltd. Class H	1,884,000	2,255,487
Beijing Enterprises Holdings Ltd.[a]	628,000	5,496,939
China Coal Energy Co. Ltd. Class H	1,429,178	866,554
China Communications Services Corp. Ltd. Class H	2,512,000	1,377,273
China Construction Bank Corp. Class H	14,444,000	14,515,647
China Medical System Holdings Ltd.[a]	1,256,000	2,096,695
China Mengniu Dairy Co. Ltd.	628,000	3,584,960
China Merchants Holdings International Co. Ltd.	628,000	2,770,749
China Mobile Ltd.	785,000	10,339,674
China Petroleum & Chemical Corp. Class H	1,884,000	1,660,019
China Resources Gas Group Ltd.[a]	628,000	1,936,284
China South City Holdings Ltd.	50	19
China Unicom Hong Kong Ltd.	1,256,000	2,119,380
CITIC Ltd.	1,570,000	3,030,000
COSCO Pacific Ltd.	1,256,000	1,811,519
CSPC Pharmaceutical Group Ltd.	1,256,000	1,293,016
Dalian Wanda Commercial Properties Co. Ltd. Class Hb	345,400	2,833,942
Geely Automobile Holdings Ltd.	1,570,000	814,211

Security	Shares	Value

Guangdong Investment Ltd.	3,140,000	$4,399,172
Haier Electronics Group Co. Ltd.	628,000	1,903,877
Hanergy Thin Film Power Group Ltd.[a,c]	11,018,000	3,085,040
Hengan International Group Co. Ltd.	471,000	5,413,898
Industrial & Commercial Bank of China Ltd. Class H	2,826,000	2,460,863
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,278,436	2,205,302
Jiangsu Expressway Co. Ltd. Class H	1,256,000	1,749,947
Lenovo Group Ltd.[a]	3,768,000	5,978,985
Luye Pharma Group Ltd.[c]	1,570,000	1,709,439
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,512,000	2,213,359
Shenzhou International Group Holdings Ltd.	628,000	3,102,915
Sihuan Pharmaceutical Holdings Group Ltd.[a]	4,767,000	2,712,034
Sino Biopharmaceutical Ltd.[a]	3,768,000	4,467,225
SOHO China Ltd.	1,570,000	1,071,437
Sun Art Retail Group Ltd.[a]	2,826,000	2,486,383
Tingyi Cayman Islands Holding Corp.[a]	1,884,000	4,000,573
Zhejiang Expressway Co. Ltd. Class H	1,884,000	2,936,022
Zijin Mining Group Co. Ltd. Class H	6,908,000	3,083,471

		124,059,197
COLOMBIA — 0.05%
Corp. Financiera Colombiana SA	75,988	1,093,639

		1,093,639
EGYPT — 0.06%
Commercial International Bank Egypt SAE	198,134	1,474,180

		1,474,180
GERMANY — 0.52%
Fresenius Medical Care AG & Co. KGaA	47,728	4,069,965
Kabel Deutschland Holding AGc	25,748	3,472,147
MAN SE	41,134	4,243,654

		11,785,766
HONG KONG — 3.37%
Bank of East Asia Ltd. (The)	690,800	3,119,118
Cheung Kong Infrastructure Holdings Ltd.	628,000	5,185,028
CLP Holdings Ltd.[a]	1,884,000	16,478,666
Hang Seng Bank Ltd.	879,200	17,648,537
HKT Trust & HKT Ltd.	2,198,000	2,776,015
Hong Kong & China Gas Co. Ltd.	2,512,600	6,061,448
Link REIT (The)	942,000	5,468,584
MTR Corp. Ltd.[a]	1,727,000	8,276,803
Power Assets Holdings Ltd.	785,000	7,524,366
Sun Hung Kai Properties Ltd.	30,000	508,543
Swire Pacific Ltd. Class A	157,000	2,112,494
Yue Yuen Industrial Holdings Ltd.[a]	314,000	1,079,539

		76,239,141
INDONESIA — 0.81%
Bank Central Asia Tbk PT	7,284,800	7,781,140
Indofood Sukses Makmur Tbk PT	3,265,600	1,802,698
Jasa Marga Persero Tbk PT	2,386,400	1,168,477
Kalbe Farma Tbk PT	14,663,800	2,040,335
Telekomunikasi Indonesia Persero Tbk PT	9,953,800	2,141,452
Tower Bersama Infrastructure Tbk PT	1,727,000	1,230,866
Unilever Indonesia Tbk PT	628,000	2,056,292

		18,221,260

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2015

Security	Shares	Value

IRELAND — 0.21%
Kerry Group PLC Class A	33,912	$2,528,202
Ryanair Holdings PLC ADR	31,927	2,126,338

		4,654,540
ISRAEL — 0.61%
Bank Leumi le-Israel BMa,c	401,606	1,570,326
Mizrahi Tefahot Bank Ltd.[c]	162,024	1,843,233
NICE-Systems Ltd.	41,134	2,583,200
Teva Pharmaceutical Industries Ltd.	128,426	7,792,948

		13,789,707
JAPAN — 12.55%
ABC-Mart Inc.	31,400	1,821,830
Ajinomoto Co. Inc.	54,000	1,117,684
ANA Holdings Inc.	1,256,000	3,464,513
Aozora Bank Ltd.	942,000	3,636,069
Astellas Pharma Inc.	314,000	4,584,939
Benesse Holdings Inc.	62,800	1,647,238
Calbee Inc.	31,400	1,208,228
Canon Inc.	565,200	19,548,236
Chugai Pharmaceutical Co. Ltd.	31,400	941,279
East Japan Railway Co.	32,200	2,948,975
Eisai Co. Ltd.	62,800	3,947,298
ITOCHU Techno-Solutions Corp.	62,800	1,486,816
Japan Airlines Co. Ltd.	125,600	4,326,846
Japan Prime Realty Investment Corp.	942	3,108,498
Japan Real Estate Investment Corp.	942	4,342,028
Japan Retail Fund Investment Corp.	2,826	5,679,555
Kakaku.com Inc.	157,000	2,448,084
Kintetsu Group Holdings Co. Ltd.	314,000	1,052,613
Kyowa Hakko Kirin Co. Ltd.	314,000	3,970,071
Lawson Inc.	94,200	6,588,952
M3 Inc.	219,800	4,190,715
McDonald’s Holdings Co. Japan Ltd.[a]	62,800	1,316,272
Miraca Holdings Inc.	62,800	3,036,383
Mitsubishi Tanabe Pharma Corp.	251,200	3,995,881
Nagoya Railroad Co. Ltd.	628,000	2,383,561
Nippon Building Fund Inc.	942	4,410,347
Nippon Prologis REIT Inc.	1,570	3,030,058
Nippon Telegraph & Telephone Corp.	125,600	8,774,136
Nissin Foods Holdings Co. Ltd.	62,800	2,682,139
Nitori Holdings Co. Ltd.	94,200	7,264,547
Nomura Research Institute Ltd.	125,600	4,832,910
NTT DOCOMO Inc.	1,161,800	20,933,839
Oracle Corp. Japan	31,400	1,358,782
Oriental Land Co. Ltd./Japan	188,400	12,160,716
Osaka Gas Co. Ltd.	628,000	2,521,210
Otsuka Corp.	62,800	3,056,626
Otsuka Holdings Co. Ltd.	376,800	11,817,604
Park24 Co. Ltd.	125,600	2,219,596
Recruit Holdings Co. Ltd.	157,000	4,921,471
Sankyo Co. Ltd.	31,400	1,163,947
Santen Pharmaceutical Co. Ltd.	439,600	6,117,807
Secom Co. Ltd.	157,000	10,514,743
Shimadzu Corp.	50,000	665,619
Shimamura Co. Ltd.	31,400	3,388,098

Security	Shares	Value

Showa Shell Sekiyu KK	125,600	$1,176,093
Suntory Beverage & Food Ltd.	157,000	6,553,528
Taisho Pharmaceutical Holdings Co. Ltd.	31,400	2,178,605
Takeda Pharmaceutical Co. Ltd.	565,200	27,509,634
Tobu Railway Co. Ltd.	1,256,000	5,546,460
Toho Co. Ltd./Tokyo	94,200	2,379,766
TonenGeneral Sekiyu KK	314,000	2,968,065
Unicharm Corp.	125,600	2,781,327
United Urban Investment Corp.	3,140	4,708,925
USS Co. Ltd.	251,200	4,720,564
West Japan Railway Co.	157,000	9,349,531
Yamato Holdings Co. Ltd.	408,200	8,369,917
Yamazaki Baking Co. Ltd.	48,000	800,677

		283,669,851
MALAYSIA — 1.04%
Axiata Group Bhd	3,015,000	5,411,539
Hong Leong Bank Bhd	282,600	1,053,005
IHH Healthcare Bhd	910,600	1,448,117
Malayan Banking Bhd	1,538,600	3,789,841
Maxis Bhd[a]	2,041,000	3,835,922
Public Bank Bhd	1,067,560	5,387,305
Telekom Malaysia Bhd	1,318,800	2,618,894

		23,544,623
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	974,656	3,363,554

		3,363,554
PERU — 0.11%
Cia. de Minas Buenaventura SA ADR	222,626	2,493,411

		2,493,411
PHILIPPINES — 0.42%
Bank of the Philippine Islands	920,029	2,022,269
BDO Unibank Inc.	1,884,000	4,563,687
International Container Terminal Services Inc.	596,600	1,431,786
Philippine Long Distance Telephone Co.	23,550	1,468,409

		9,486,151
QATAR — 0.29%
Ooredoo QSC	43,646	1,060,062
Qatar Insurance Co. SAQ	43,960	1,218,662
Qatar National Bank SAQ	82,896	4,279,517

		6,558,241
SINGAPORE — 1.37%
Oversea-Chinese Banking Corp. Ltd.	785,000	5,935,948
Singapore Airlines Ltd.	628,000	5,284,157
Singapore Press Holdings Ltd.[a]	1,182,500	3,646,823
Singapore Technologies Engineering Ltd.[a]	471,000	1,187,190
Singapore Telecommunications Ltd.	4,176,200	12,786,497
StarHub Ltd.[a]	722,200	2,152,305

		30,992,920

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2015

Security	Shares	Value

SOUTH KOREA — 0.58%
Dongbu Insurance Co. Ltd.	48,042	$2,228,160
Kia Motors Corp.	25,748	1,107,054
S-1 Corp.	22,294	1,663,626
Samsung Fire & Marine Insurance Co. Ltd.	19,782	5,426,328
Samsung Life Insurance Co. Ltd.	14,758	1,491,447
Yuhan Corp.	4,900	1,180,510

		13,097,125
SWITZERLAND — 3.57%
Chocoladefabriken Lindt & Sprungli AG Registered	86	5,388,276
Givaudan SA Registered	628	1,146,357
Kuehne + Nagel International AG Registered	9,420	1,318,111
Nestle SA Registered	302,382	23,367,412
Novartis AG Registered	159,512	16,317,282
Roche Holding AG	32,342	9,469,296
Schindler Holding AG Registered	23,864	4,128,483
Swiss Prime Site AG Registered	55,872	4,456,848
Swisscom AG Registered	26,376	15,224,182

		80,816,247
TAIWAN — 4.09%
Advanced Semiconductor Engineering Inc.	1,256,000	1,800,541
Asia Cement Corp.	2,826,000	3,581,644
Asutek Computer Inc.	314,000	3,089,564
Chang Hwa Commercial Bank Ltd.	5,652,096	3,305,481
Cheng Shin Rubber Industry Co. Ltd.	942,000	2,179,064
Chicony Electronics Co. Ltd.	628,930	1,758,127
Chunghwa Telecom Co. Ltd.	4,710,000	14,885,153
Delta Electronics Inc.	314,000	1,795,426
Far EasTone Telecommunications Co. Ltd.	1,884,000	4,474,753
First Financial Holding Co. Ltd.	8,792,232	5,414,042
Foxconn Technology Co. Ltd.	628,200	2,210,458
HTC Corp.[c]	628,000	2,107,451
Hua Nan Financial Holdings Co. Ltd.	7,222,050	4,341,277
Lite-On Technology Corp.	2,512,261	3,224,940
Mega Financial Holding Co. Ltd.	5,966,000	5,345,356
Quanta Computer Inc.	314,000	796,944
SinoPac Financial Holdings Co. Ltd.	9,106,330	4,198,174
Synnex Technology International Corp.	1,570,000	2,329,961
Taiwan Business Bank[c]	4,710,800	1,542,487
Taiwan Cooperative Financial Holding Co. Ltd.	8,164,397	4,349,131
Taiwan Fertilizer Co. Ltd.	942,000	1,635,832
Taiwan Mobile Co. Ltd.	1,884,000	6,629,264
Taiwan Semiconductor Manufacturing Co. Ltd.	1,884,000	8,961,783
WPG Holdings Ltd.	942,000	1,213,831
Yulon Motor Co. Ltd.	942,000	1,267,540

		92,438,224
THAILAND — 0.64%
Advanced Info Service PCL NVDR	509,200	3,541,998
BTS Group Holdings PCL NVDR[a]	6,834,000	1,950,250
CP ALL PCL NVDR	2,229,400	3,031,957
PTT PCL NVDR	575,600	5,937,372

		14,461,577
UNITED ARAB EMIRATES — 0.22%
DP World Ltd.	61,230	1,227,661

Security	Shares	Value

First Gulf Bank PJSC	398,152	$1,588,034
National Bank of Abu Dhabi PJSC	765,218	2,177,081

		4,992,776
UNITED KINGDOM — 2.40%
Capita PLC	65,626	1,253,779
Compass Group PLC	333,468	5,821,311
Fresnillo PLC	258,422	2,995,007
G4S PLC	581,528	2,646,177
GlaxoSmithKline PLC	368,008	8,162,307
Inmarsat PLC	341,946	5,181,403
Randgold Resources Ltd.	108,644	7,849,940
Reckitt Benckiser Group PLC	82,582	7,441,250
Royal Dutch Shell PLC Class B	37,052	1,115,808
Sky PLC	579,644	9,331,563
SSE PLC	93,886	2,385,370

		54,183,915
UNITED STATES — 54.19%
Abbott Laboratories	373,660	18,159,876
Accenture PLC Class A	21,980	2,110,959
Actavis PLC[c]	3,768	1,156,060
Adobe Systems Inc.[c]	18,212	1,440,387
Airgas Inc.	10,937	1,114,918
Alleghany Corp.[c]	15,072	7,164,475
Altria Group Inc.	225,138	11,527,066
American Capital Agency Corp.	411,000	8,573,460
American Tower Corp.	61,858	5,739,804
American Water Works Co. Inc.	54,322	2,872,004
AmerisourceBergen Corp.	217,602	24,493,281
Annaly Capital Management Inc.	1,100,000	11,484,000
Arch Capital Group Ltd.[c]	147,580	9,428,886
AT&T Inc.	427,115	14,752,552
Automatic Data Processing Inc.	383,394	32,784,021
AutoZone Inc.[c]	28,888	19,459,535
AvalonBay Communities Inc.	34,854	5,803,191
Axis Capital Holdings Ltd.	117,750	6,480,960
Baxter International Inc.	146,010	9,725,726
Becton Dickinson and Co.	87,292	12,265,399
Berkshire Hathaway Inc. Class Bc	94,172	13,466,596
Bristol-Myers Squibb Co.	215,404	13,915,098
Campbell Soup Co.	43,018	2,079,490
Cardinal Health Inc.	39,878	3,516,043
CH Robinson Worldwide Inc.	22,922	1,414,975
Chevron Corp.	10,990	1,131,970
Chipotle Mexican Grill Inc.[c]	5,627	3,463,531
Chubb Corp. (The)	145,068	14,144,130
Church & Dwight Co. Inc.	152,604	12,814,158
Clorox Co. (The)	129,054	13,893,954
Coca-Cola Co. (The)	259,364	10,623,549
Colgate-Palmolive Co.	314,314	20,993,032
Consolidated Edison Inc.	330,956	20,466,319
Costco Wholesale Corp.	16,642	2,372,983
CR Bard Inc.	67,824	11,551,784
Crown Castle International Corp.	74,732	6,094,395
CVS Health Corp.	36,738	3,761,236
DaVita HealthCare Partners Inc.[c]	69,080	5,787,522
Dollar General Corp.	71,906	5,219,657
Dollar Tree Inc.[c]	94,828	7,111,152
Dominion Resources Inc./VA	220,114	15,522,439
Duke Energy Corp.	228,278	17,287,493

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

May 31, 2015

Security	Shares	Value

eBay Inc.[c]	72,220	$4,431,419
Ecolab Inc.	117,436	13,464,037
Eli Lilly & Co.	251,200	19,819,680
Equity Residential	15,386	1,143,488
Everest Re Group Ltd.	51,810	9,404,033
Express Scripts Holding Co.[a,c]	74,732	6,512,147
Exxon Mobil Corp.	234,751	20,000,785
Facebook Inc. Class Ac	89,804	7,111,579
Family Dollar Stores Inc.	113,668	8,811,543
Federal Realty Investment Trust	73,476	9,880,318
Gartner Inc.[c]	33,912	2,966,622
General Mills Inc.	532,230	29,884,715
Genuine Parts Co.	26,376	2,386,237
Health Care REIT Inc.	134,392	9,442,382
Henry Schein Inc.[c]	97,968	13,879,127
Hershey Co. (The)	95,770	8,893,202
Hormel Foods Corp.	47,728	2,730,996
Intel Corp.	56,206	1,936,859
International Business Machines Corp.	56,520	9,588,618
Intuit Inc.	110,528	11,511,491
JB Hunt Transport Services Inc.	46,158	3,878,195
JM Smucker Co. (The)	49,926	5,918,727
Johnson & Johnson	297,358	29,777,430
Kellogg Co.	240,838	15,117,401
Kimberly-Clark Corp.	185,260	20,167,404
Kinder Morgan Inc./DE	26,690	1,107,368
Laboratory Corp. of America Holdings[c]	100,166	11,814,580
Marsh & McLennan Companies Inc.	314,628	18,320,788
McCormick & Co. Inc./MD	131,880	10,352,580
McDonald’s Corp.	300,184	28,796,651
McKesson Corp.	34,540	8,193,924
Merck & Co. Inc.	341,318	20,782,853
Microsoft Corp.	165,478	7,754,299
Motorola Solutions Inc.	99,538	5,872,742
Newmont Mining Corp.	399,094	10,871,321
NextEra Energy Inc.	24,806	2,538,646
O’Reilly Automotive Inc.[c]	29,516	6,479,648
Occidental Petroleum Corp.	15,072	1,178,480
OGE Energy Corp.	36,110	1,137,465
Omnicare Inc.	60,916	5,804,686
PartnerRe Ltd.	50,554	6,644,312
Patterson Companies Inc.	97,968	4,686,789
Paychex Inc.	369,578	18,260,849
People’s United Financial Inc.	347,912	5,413,511
Pepco Holdings Inc.	295,474	8,051,667
PepsiCo Inc.	203,786	19,651,084
Pfizer Inc.	262,504	9,122,014
PG&E Corp.	252,770	13,515,612
Procter & Gamble Co. (The)	328,140	25,722,895
Public Storage	52,497	10,160,269
QUALCOMM Inc.	62,486	4,354,024
RenaissanceRe Holdings Ltd.	51,810	5,290,319
Republic Services Inc.	154,488	6,224,322
Reynolds American Inc.	32,970	2,530,448
Ross Stores Inc.	21,666	2,094,452
SBA Communications Corp. Class Ac	93,258	10,427,177
SCANA Corp.	27,632	1,468,917
Sherwin-Williams Co. (The)	7,850	2,262,213
Sigma-Aldrich Corp.	108,000	15,044,400
Southern Co. (The)	657,202	28,713,155
Starbucks Corp.	190,284	9,887,157
Stericycle Inc.[c]	95,770	13,149,221
Synopsys Inc.[c]	174,898	8,725,661

Security	Shares	Value

Sysco Corp.	48,984	$1,820,245
Target Corp.	203,786	16,164,306
TJX Companies Inc. (The)	124,972	8,045,697
Travelers Companies Inc. (The)	82,582	8,350,692
Union Pacific Corp.	33,284	3,358,688
United Parcel Service Inc. Class B	105,818	10,499,262
UnitedHealth Group Inc.	62,800	7,549,188
Varian Medical Systems Inc.[c]	117,122	10,142,765
Verisk Analytics Inc. Class Ac	37,680	2,734,814
Verizon Communications Inc.	482,618	23,860,634
VF Corp.	20,724	1,459,591
Visa Inc. Class A	96,712	6,642,180
Wal-Mart Stores Inc.	246,804	18,330,133
Waste Management Inc.	294,532	14,623,514
Waters Corp.[c]	9,420	1,258,700
Wells Fargo & Co.	95,770	5,359,289
Wisconsin Energy Corp.	254,654	12,294,695
WR Berkley Corp.	117,750	5,769,750
Xcel Energy Inc.	321,222	10,937,609
Yum! Brands Inc.	18,840	1,697,672

		1,225,132,424
TOTAL COMMON STOCKS
(Cost: $2,027,994,071)		2,246,567,753

PREFERRED STOCKS — 0.08%

COLOMBIA — 0.08%
Grupo Aval Acciones y Valores	3,752,614	1,892,963

		1,892,963

TOTAL PREFERRED STOCKS
(Cost: $2,282,185)		1,892,963

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	44,213,388	44,213,388
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	2,476,025	2,476,025

		46,689,413

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,689,413)		46,689,413

TOTAL INVESTMENTS IN SECURITIES — 101.53%
(Cost: $2,076,965,669)		2,295,150,129
Other Assets, Less Liabilities — (1.53)%		(34,581,388)

NET ASSETS — 100.00%		$2,260,568,741

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.66%

AIRLINES — 0.16%
Qantas Airways Ltd.[a]	961,313	$2,590,147

		2,590,147
BANKS — 34.84%
Australia & New Zealand Banking Group Ltd.	4,798,293	121,902,009
Bank of Queensland Ltd.	638,279	6,473,562
Bendigo & Adelaide Bank Ltd.	784,115	7,376,469
Commonwealth Bank of Australia	2,814,085	183,287,388
National Australia Bank Ltd.	4,535,256	119,142,287
Westpac Banking Corp.	5,412,465	139,038,124

		577,219,839
BEVERAGES — 0.74%
Coca-Cola Amatil Ltd.	995,725	7,690,373
Treasury Wine Estates Ltd.	1,131,266	4,658,691

		12,349,064
BIOTECHNOLOGY — 3.55%
CSL Ltd.	822,422	58,860,396

		58,860,396
CAPITAL MARKETS — 2.05%
Macquarie Group Ltd.	504,611	31,576,306
Platinum Asset Management Ltd.	405,886	2,441,988

		34,018,294
CHEMICALS — 1.19%
Incitec Pivot Ltd.	2,887,489	8,818,812
Orica Ltd.	647,735	10,853,254

		19,672,066
COMMERCIAL SERVICES & SUPPLIES — 1.44%
Brambles Ltd.	2,719,019	23,809,765

		23,809,765
CONSTRUCTION & ENGINEERING — 0.20%
CIMIC Group Ltd.	177,172	3,287,339

		3,287,339
CONSTRUCTION MATERIALS — 1.03%
Boral Ltd.	1,361,342	6,523,166
James Hardie Industries PLC	781,427	10,563,211

		17,086,377

Security	Shares	Value

CONTAINERS & PACKAGING — 1.40%
Amcor Ltd./Australia	2,094,845	$23,250,738

		23,250,738
DIVERSIFIED FINANCIAL SERVICES — 0.65%
ASX Ltd.	336,428	10,720,509

		10,720,509
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.34%
Telstra Corp. Ltd.	7,429,721	35,373,639
TPG Telecom Ltd.	484,731	3,354,178

		38,727,817
ELECTRIC UTILITIES — 0.21%
AusNet Services	2,987,984	3,487,908

		3,487,908
ENERGY EQUIPMENT & SERVICES — 0.18%
WorleyParsons Ltd.	362,087	3,018,267

		3,018,267
FOOD & STAPLES RETAILING — 6.77%
Wesfarmers Ltd.	1,950,061	65,170,158
Woolworths Ltd.	2,192,555	46,992,157

		112,162,315
GAS UTILITIES — 0.83%
APA Group	1,935,891	13,810,635

		13,810,635
HEALTH CARE EQUIPMENT & SUPPLIES — 0.41%
Cochlear Ltd.	99,274	6,728,851

		6,728,851
HEALTH CARE PROVIDERS & SERVICES — 1.59%
Healthscope Ltd.	1,964,281	4,194,930
Ramsay Health Care Ltd.	245,352	11,929,354
Sonic Healthcare Ltd.	662,360	10,180,630

		26,304,914
HOTELS, RESTAURANTS & LEISURE — 1.74%
Aristocrat Leisure Ltd.	934,442	5,579,096
Crown Resorts Ltd.	633,350	6,346,003
Flight Centre Travel Group Ltd.[b]	96,643	3,443,554
Tabcorp Holdings Ltd.	1,441,879	5,551,542
Tatts Group Ltd.	2,513,578	8,003,916

		28,924,111
INSURANCE — 6.12%
AMP Ltd.	5,134,071	26,172,966
Insurance Australia Group Ltd.	4,066,517	17,617,970

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2015

Security	Shares	Value

Medibank Pvt Ltd.[a]	4,787,982	$7,843,017
QBE Insurance Group Ltd.	2,369,256	26,568,465
Suncorp Group Ltd.	2,233,583	23,132,189

		101,334,607
IT SERVICES — 0.49%
Computershare Ltd.	821,944	8,103,543

		8,103,543
MEDIA — 0.17%
REA Group Ltd.	91,876	2,747,656

		2,747,656
METALS & MINING — 12.41%
Alumina Ltd.	4,391,174	5,949,367
BHP Billiton Ltd.	5,571,206	126,185,958
Fortescue Metals Group Ltd.[b]	2,705,328	5,011,320
Iluka Resources Ltd.	727,548	5,012,115
Newcrest Mining Ltd.[a]	1,331,483	14,401,066
Rio Tinto Ltd.	756,683	33,709,616
South32 Ltd.[a]	9,161,282	15,357,383

		205,626,825
MULTI-UTILITIES — 0.88%
AGL Energy Ltd.	1,169,515	14,529,182

		14,529,182
MULTILINE RETAIL — 0.21%
Harvey Norman Holdings Ltd.	968,826	3,485,463

		3,485,463
OIL, GAS & CONSUMABLE FUELS — 4.74%
Caltex Australia Ltd.	469,130	12,101,521
Origin Energy Ltd.	1,921,064	19,572,069
Santos Ltd.	1,709,567	10,795,852
Woodside Petroleum Ltd.	1,287,486	36,099,092

		78,568,534
PROFESSIONAL SERVICES — 0.44%
Seek Ltd.	565,860	7,328,687

		7,328,687
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.64%
Dexus Property Group	1,668,590	10,230,550
Federation Centres	2,772,094	6,450,574
Goodman Group	3,045,335	15,268,389
GPT Group (The)	3,060,400	10,822,735
Mirvac Group	6,424,747	9,884,824
Novion Property Group	3,725,384	6,957,892
Scentre Group	9,247,838	27,961,094
Stockland	4,097,900	13,613,442
Westfield Corp.	3,426,930	25,392,031

		126,581,531

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.74%
Lend Lease Group	956,728	$12,200,576

		12,200,576
ROAD & RAIL — 1.44%
Asciano Ltd.	1,695,477	8,773,148
Aurizon Holdings Ltd.	3,689,425	15,080,536

		23,853,684
TRANSPORTATION INFRASTRUCTURE — 2.06%
Sydney Airport	1,887,913	8,222,636
Transurban Group	3,320,569	25,849,391

		34,072,027

TOTAL COMMON STOCKS
(Cost: $1,818,301,990)		1,634,461,667

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	4,238,579	4,238,579
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	237,368	237,368
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,114,093	1,114,093

		5,590,040

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,590,040)		5,590,040

TOTAL INVESTMENTS IN SECURITIES — 99.00%
(Cost: $1,823,892,030)		1,640,051,707
Other Assets, Less Liabilities — 1.00%		16,642,791

NET ASSETS — 100.00%		$1,656,694,498

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2015

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	199	Jun. 2015	Sydney Futures	$22,003,282	$282,394

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.50%

AEROSPACE & DEFENSE — 0.87%
FACC AGa,b	80,320	$606,726

		606,726
AIR FREIGHT & LOGISTICS — 4.39%
Oesterreichische Post AG	62,396	3,073,566

		3,073,566
BANKS — 21.55%
Erste Group Bank AGa	418,864	12,130,343
Raiffeisen Bank International AG	193,030	2,962,800

		15,093,143
BUILDING PRODUCTS — 4.40%
Wienerberger AG	193,187	3,080,641

		3,080,641
CHEMICALS — 1.67%
Lenzing AG	17,615	1,169,934

		1,169,934
CONSTRUCTION & ENGINEERING — 1.13%
Porr Ag	12,037	790,355

		790,355
CONSTRUCTION MATERIALS — 2.09%
RHI AG	54,105	1,462,190

		1,462,190
CONTAINERS & PACKAGING — 2.87%
Mayr Melnhof Karton AG	17,659	2,007,679

		2,007,679
ELECTRIC UTILITIES — 1.40%
EVN AG	87,075	981,377

		981,377
ELECTRICAL EQUIPMENT — 2.31%
Zumtobel Group AG	58,963	1,617,396

		1,617,396
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.37%
Austria Technologie & Systemtechnik AG	65,885	1,118,168
Kapsch TrafficCom AGa	21,441	540,657

		1,658,825

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 2.21%
Schoeller-Bleckmann Oilfield Equipment AG	23,422	$1,548,941

		1,548,941
HOTELS, RESTAURANTS & LEISURE — 1.67%
DO & CO AG	13,617	1,169,240

		1,169,240
INSURANCE — 3.29%
UNIQA Insurance Group AG	235,525	2,303,821

		2,303,821
MACHINERY — 12.33%
Andritz AG	106,698	6,584,715
Palfinger AG	35,539	1,057,267
Semperit AG Holding	24,587	992,249

		8,634,231
METALS & MINING — 9.23%
Voestalpine AG	155,626	6,461,404

		6,461,404
OIL, GAS & CONSUMABLE FUELS — 8.12%
OMV AG	200,789	5,690,493

		5,690,493
REAL ESTATE MANAGEMENT & DEVELOPMENT — 15.04%
BUWOG AG	106,470	2,139,633
CA Immobilien Anlagen AG	143,313	2,583,074
Conwert Immobilien Invest SE	129,390	1,736,327
IMMOEAST AG Escrow[a]	998,769	11
IMMOFINANZ AGa	1,124,131	2,988,671
IMMOFINANZ AG Escrow[a]	897,599	10
S IMMO AG	124,585	1,089,569

		10,537,295
TRANSPORTATION INFRASTRUCTURE — 1.56%
Flughafen Wien AG	12,206	1,095,187

		1,095,187

TOTAL COMMON STOCKS (Cost: $89,726,638)		68,982,444

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	64,083	64,083
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	3,589	3,589

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	84,898	$84,898

		152,570

TOTAL SHORT-TERM INVESTMENTS (Cost: $152,570)		152,570

TOTAL INVESTMENTS IN SECURITIES — 98.72%
(Cost: $89,879,208)		69,135,014
Other Assets, Less Liabilities — 1.28%		897,334

NET ASSETS — 100.00%		$70,032,348

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.52%

AIR FREIGHT & LOGISTICS — 1.77%
bpost SA	105,616	$3,043,018

		3,043,018
BANKS — 8.71%
KBC Groep NV	223,689	14,971,998

		14,971,998
BEVERAGES — 22.07%
Anheuser-Busch InBev NV	316,131	37,934,320

		37,934,320
BIOTECHNOLOGY — 3.24%
Ablynx NVa,b	164,080	1,917,619
Galapagos NVa	63,651	3,653,182

		5,570,801
CAPITAL MARKETS — 1.64%
BHF Kleinwort Benson Group[a]	250,252	1,171,808
Gimv NV	34,931	1,653,265

		2,825,073
CHEMICALS — 9.01%
Solvay SA	54,217	7,489,546
Tessenderlo Chemie NVa	67,436	2,491,929
Umicore SA	112,230	5,503,117

		15,484,592
COMMUNICATIONS EQUIPMENT — 0.63%
EVS Broadcast Equipment SA	33,779	1,075,086

		1,075,086
CONSTRUCTION & ENGINEERING — 1.45%
Cie. d’Entreprises CFE	20,747	2,490,685

		2,490,685
DISTRIBUTORS — 0.99%
D’ieteren SA/NV	43,673	1,710,306

		1,710,306
DIVERSIFIED FINANCIAL SERVICES — 7.48%
Ackermans & van Haaren NV	28,864	3,936,646
Groupe Bruxelles Lambert SA	77,560	6,439,545
KBC Ancora[a]	59,324	2,473,142

		12,849,333

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.28%
Belgacom SA	162,459	$5,632,793

		5,632,793
ELECTRIC UTILITIES — 1.13%
Elia System Operator SA/NV	45,024	1,949,062

		1,949,062
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.91%
Barco NV	22,938	1,561,948

		1,561,948
FOOD & STAPLES RETAILING — 7.14%
Colruyt SA	79,642	3,576,009
Delhaize Group SA	97,646	8,699,228

		12,275,237
HEALTH CARE EQUIPMENT & SUPPLIES — 1.27%
Ion Beam Applications	85,753	2,191,498

		2,191,498
HEALTH CARE PROVIDERS & SERVICES — 1.32%
Fagron	50,166	2,266,530

		2,266,530
HEALTH CARE TECHNOLOGY — 0.93%
AGFA-Gevaert NVa	591,777	1,601,875

		1,601,875
INSURANCE — 4.42%
Ageas	203,173	7,595,735

		7,595,735
IT SERVICES — 0.81%
Econocom Group SA/NV	161,855	1,391,207

		1,391,207
MARINE — 0.57%
Cie. Maritime Belge SAa	67,172	972,102

		972,102
MEDIA — 3.00%
Kinepolis Group NV	50,866	1,879,626
Telenet Group Holding NVa	60,360	3,274,374

		5,154,000
METALS & MINING — 2.58%
NV Bekaert SA	61,613	1,786,008
Nyrstar NVa,b	687,464	2,648,507

		4,434,515

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2015

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.21%
Euronav NV	197,975	$2,712,040
Exmar NV	109,201	1,092,828

		3,804,868
PERSONAL PRODUCTS — 1.40%
Ontex Group NV	77,878	2,401,357

		2,401,357
PHARMACEUTICALS — 4.86%
UCB SA	117,152	8,361,422

		8,361,422
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.27%
Befimmo SA	29,481	1,934,119
Cofinimmo SA	25,941	2,725,162
Intervest Offices & Warehouses NV	38,830	979,140
Warehouses De Pauw SCA	22,605	1,705,071

		7,343,492
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.66%
Melexis NV	45,417	2,859,111

		2,859,111
WIRELESS TELECOMMUNICATION SERVICES — 0.77%
Mobistar SAa	71,338	1,317,863

		1,317,863

TOTAL COMMON STOCKS
(Cost: $175,289,115)		171,069,827

SHORT-TERM INVESTMENTS — 1.34%

MONEY MARKET FUNDS — 1.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	2,151,749	2,151,749
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	120,502	120,502

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	29,906	$29,906

		2,302,157

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,302,157)		2,302,157

TOTAL INVESTMENTS IN SECURITIES — 100.86%
(Cost: $177,591,272)		173,371,984
Other Assets, Less Liabilities — (0.86)%		(1,485,044)

NET ASSETS — 100.00%		$171,886,940

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 62.09%

AEROSPACE & DEFENSE — 1.78%
Embraer SA	7,036,632	$52,588,498

		52,588,498
BANKS — 4.32%
Banco Bradesco SA	6,035,264	49,528,258
Banco do Brasil SA	7,883,697	56,153,377
Banco Santander Brasil SA Units	4,420,500	21,959,885

		127,641,520
BEVERAGES — 8.82%
Ambev SA	45,193,460	260,464,720

		260,464,720
CAPITAL MARKETS — 0.85%
CETIP SA — Mercados Organizados	2,405,383	25,066,433

		25,066,433
CONTAINERS & PACKAGING — 1.07%
Klabin SA Units	5,292,920	31,499,555

		31,499,555
DIVERSIFIED CONSUMER SERVICES — 2.37%
Estacio Participacoes SA	3,321,500	19,038,856
Kroton Educacional SA	14,192,664	50,811,924

		69,850,780
DIVERSIFIED FINANCIAL SERVICES — 2.27%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	19,064,300	67,058,851

		67,058,851
ELECTRIC UTILITIES — 1.31%
CPFL Energia SA	3,035,231	18,386,697
EDP — Energias do Brasil SA	3,479,900	11,455,788
Transmissora Alianca de Energia Eletrica SA Units	1,393,400	8,986,439

		38,828,924
FOOD & STAPLES RETAILING — 0.96%
Raia Drogasil SA	2,528,900	28,215,066

		28,215,066
FOOD PRODUCTS — 6.02%
BRF SA	6,222,650	125,618,553
JBS SA	8,213,522	40,133,729
M. Dias Branco SA	445,900	12,025,306

		177,777,588

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.72%
Odontoprev SA	2,055,100	$7,280,330
Qualicorp SA	2,365,500	14,077,711

		21,358,041
HOUSEHOLD DURABLES — 0.40%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,471,900	11,820,946

		11,820,946
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.70%
Tractebel Energia SA	1,936,700	20,534,140

		20,534,140
INSURANCE — 3.17%
BB Seguridade Participacoes SA	6,410,700	66,966,374
Porto Seguro SA	1,474,400	16,722,428
Sul America SA	2,438,850	10,030,101

		93,718,903
INTERNET & CATALOG RETAIL — 0.39%
B2W Cia. Digital[a]	1,431,600	11,434,505

		11,434,505
IT SERVICES — 3.72%
Cielo SA	8,764,596	109,811,389

		109,811,389
MACHINERY — 1.15%
WEG SA	6,287,860	33,895,280

		33,895,280
METALS & MINING — 2.86%
Cia. Siderurgica Nacional SA	8,565,654	16,527,103
Vale SA	10,831,900	68,025,933

		84,553,036
MULTILINE RETAIL — 1.91%
Lojas Americanas SA	2,388,650	9,404,664
Lojas Renner SA	1,402,800	47,036,817

		56,441,481
OIL, GAS & CONSUMABLE FUELS — 6.92%
Cosan SA Industria e Comercio	1,559,190	12,287,546
Petroleo Brasileiro SAa	26,826,244	111,334,879
Ultrapar Participacoes SA	3,748,200	80,585,243

		204,207,668
PAPER & FOREST PRODUCTS — 1.47%
Duratex SA	2,183,111	5,470,428
Fibria Celulose SA	2,770,426	37,956,034

		43,426,462

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2015

Security	Shares	Value

PERSONAL PRODUCTS — 1.55%
Hypermarcas SAa	4,045,100	$27,570,437
Natura Cosmeticos SA	2,024,300	18,178,500

		45,748,937
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.32%
BR Malls Participacoes SA	4,882,100	23,243,726
Multiplan Empreendimentos Imobiliarios SA	1,000,100	15,609,529

		38,853,255
ROAD & RAIL — 0.61%
Localiza Rent A Car SA	1,786,940	17,882,833

		17,882,833
SOFTWARE — 0.60%
TOTVS SA	1,518,700	17,743,378

		17,743,378
SPECIALTY RETAIL — 0.28%
Via Varejo SA	1,703,700	8,175,369

		8,175,369
TOBACCO — 1.09%
Souza Cruz SA	4,229,600	32,192,971

		32,192,971
TRANSPORTATION INFRASTRUCTURE — 1.77%
CCR SA	9,419,700	45,555,399
EcoRodovias Infraestrutura e Logistica SA	2,966,500	6,736,555

		52,291,954
WATER UTILITIES — 0.77%
Cia. de Saneamento Basico do Estado de Sao Paulo	3,932,000	22,846,144

		22,846,144
WIRELESS TELECOMMUNICATION SERVICES — 0.92%
TIM Participacoes SA	9,254,590	27,306,345

		27,306,345

TOTAL COMMON STOCKS
(Cost: $1,479,710,425)		1,833,234,972

PREFERRED STOCKS — 37.19%

BANKS — 20.00%
Banco Bradesco SA	23,943,223	211,563,718
Banco do Estado do Rio Grande do Sul SA Class B	2,550,910	7,974,091
Itau Unibanco Holding SA	26,588,211	285,902,801
Itausa — Investimentos Itau SA	30,839,352	85,197,984

		590,638,594

Security	Shares	Value

CHEMICALS — 0.29%
Braskem SA Class A	2,091,036	$8,494,875

		8,494,875
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.01%
Oi SA	3,588,669	7,947,094
Telefonica Brasil SA	3,647,674	51,242,930

		59,190,024
ELECTRIC UTILITIES — 2.00%
Centrais Eletricas Brasileiras SA Class B	3,136,251	9,155,503
Cia. Energetica de Minas Gerais	8,169,590	36,285,406
Cia. Paranaense de Energia Class B	1,337,300	13,726,530

		59,167,439
FOOD & STAPLES RETAILING — 1.34%
Cia. Brasileira de Distribuicao	1,479,264	39,685,198

		39,685,198
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.74%
AES Tiete SA	1,532,100	8,158,147
Cia. Energetica de Sao Paulo Class B	2,218,270	13,750,411

		21,908,558
METALS & MINING — 4.17%
Gerdau SA	9,570,746	25,990,844
Usinas Siderurgicas de Minas Gerais SA Class A	5,386,000	8,603,834
Vale SA	16,875,200	88,588,721

		123,183,399
MULTILINE RETAIL — 0.96%
Lojas Americanas SA	5,581,606	28,287,410

		28,287,410
OIL, GAS & CONSUMABLE FUELS — 4.94%
Petroleo Brasileiro SA	37,762,178	145,839,646

		145,839,646
PAPER & FOREST PRODUCTS — 0.74%
Suzano Papel e Celulose SA Class A	4,174,300	21,808,972

		21,808,972

TOTAL PREFERRED STOCKS (Cost: $1,035,212,007)		1,098,204,115

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2015

Security	Shares	Value

RIGHTS — 0.00%

DIVERSIFIED FINANCIAL SERVICES — 0.00%
CETIP SA — Mercados Organizados[a]	1,137	$1,040

		1,040

TOTAL RIGHTS (Cost: $0)		1,040

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,917,478	1,917,478

		1,917,478

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,917,478)		1,917,478

TOTAL INVESTMENTS IN SECURITIES — 99.34% (Cost: $2,516,839,910)		2,933,357,605
Other Assets, Less Liabilities — 0.66%		19,398,535

NET ASSETS — 100.00%		$2,952,756,140

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

33

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 93.01%

BRAZIL — 9.81%
Ambev SA	768,865	$4,431,221
B2W Cia. Digital[a]	14,500	115,815
Banco Bradesco SA	107,688	883,739
Banco do Brasil SA	130,589	930,149
Banco Santander Brasil SA Units	58,000	288,129
BB Seguridade Participacoes SA	116,000	1,211,740
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	275,569	969,316
BR Malls Participacoes SA	72,500	345,173
BRF SA	101,500	2,049,012
CCR SA	130,500	631,122
CETIP SA — Mercados Organizados	29,547	307,908
Cia. de Saneamento Basico do Estado de Sao Paulo	58,000	336,998
Cia. Siderurgica Nacional SA	101,500	195,840
Cielo SA	139,701	1,750,310
Cosan SA Industria e Comercio	14,500	114,270
CPFL Energia SA	30,437	184,380
Cyrela Brazil Realty SA Empreendimentos e Participacoes	43,500	148,107
Duratex SA	49,948	125,159
EcoRodovias Infraestrutura e Logistica SA	29,000	65,855
EDP — Energias do Brasil SA	43,500	143,201
Embraer SA	101,500	758,564
Estacio Participacoes SA	43,500	249,342
Fibria Celulose SA	43,541	596,531
Hypermarcas SAa	58,000	395,314
JBS SA	116,052	567,065
Klabin SA Units	87,000	517,760
Kroton Educacional SA	217,564	778,913
Localiza Rent A Car SA	14,560	145,709
Lojas Americanas SA	19,800	77,957
Lojas Renner SA	14,500	486,195
Multiplan Empreendimentos Imobiliarios SA	14,500	226,316
Natura Cosmeticos SA	29,000	260,424
Odontoprev SA	43,500	154,102
Petroleo Brasileiro SAa	464,000	1,925,703
Porto Seguro SA	14,500	164,457
Qualicorp SA	29,000	172,587
Raia Drogasil SA	43,550	485,890
Souza Cruz SA	58,000	441,458
Sul America SA	29,072	119,563
TIM Participacoes SA	145,069	428,037
TOTVS SA	14,500	169,407
Tractebel Energia SA	29,000	307,477
Transmissora Alianca de Energia Eletrica SA Units	15,100	97,384
Ultrapar Participacoes SA	58,000	1,246,984
Vale SA	203,000	1,274,870
Via Varejo SA	15,800	75,818
WEG SA	82,740	446,017

		27,797,288
CHINA — 58.06%
AAC Technologies Holdings Inc.	145,000	810,902
Agricultural Bank of China Ltd. Class H	3,480,000	1,890,048
Air China Ltd. Class H	298,000	366,371
Alibaba Health Information Technology Ltd.[a]	368,000	508,925
Alibaba Pictures Group Ltd.[a,b]	1,520,000	652,979

Security	Shares	Value

Aluminum Corp. of China Ltd. Class Ha,b	580,000	$349,427
Anhui Conch Cement Co. Ltd. Class H	217,500	911,914
Anta Sports Products Ltd.	145,040	336,426
AviChina Industry & Technology Co. Ltd. Class H	580,000	737,014
Bank of China Ltd. Class H	12,325,000	8,188,524
Bank of Communications Co. Ltd. Class H	1,164,200	1,108,397
BBMG Corp. Class H	217,500	243,551
Beijing Capital International Airport Co. Ltd. Class H	290,000	347,182
Beijing Enterprises Holdings Ltd.	72,500	634,599
Beijing Enterprises Water Group Ltd.	580,000	490,096
Belle International Holdings Ltd.	725,000	925,944
Brilliance China Automotive Holdings Ltd.	580,000	905,367
Byd Co. Ltd. Class H	72,500	509,737
CGN Power Co. Ltd. Class Ha,c	870,000	543,220
China Agri-Industries Holdings Ltd.[b]	305,800	184,627
China Cinda Asset Management Co. Ltd. Class Ha	870,000	551,077
China CITIC Bank Corp. Ltd. Class Ha	1,305,000	1,104,399
China CNR Corp. Ltd. Class Ha	304,000	647,096
China Coal Energy Co. Ltd. Class Hb	145,000	87,918
China Communications Construction Co. Ltd. Class H	735,000	1,270,585
China Communications Services Corp. Ltd. Class H	290,800	159,439
China Conch Venture Holdings Ltd.	72,500	226,809
China Construction Bank Corp. Class H	12,905,370	12,969,385
China COSCO Holdings Co. Ltd. Class Ha,b	435,000	326,606
China Everbright Bank Co. Ltd. Class H	435,000	276,100
China Everbright International Ltd.	435,000	824,932
China Everbright Ltd.	290,000	1,154,156
China Galaxy Securities Co. Ltd. Class Hb	507,500	860,286
China Gas Holdings Ltd.	290,000	499,823
China Huishan Dairy Holdings Co. Ltd.[b]	725,000	150,583
China International Marine Containers Group Co. Ltd. Class H	87,000	249,163
China Life Insurance Co. Ltd. Class H	1,160,000	5,574,369
China Longyuan Power Group Corp. Ltd.	435,000	538,170
China Medical System Holdings Ltd.	145,000	242,055
China Mengniu Dairy Co. Ltd.	145,000	827,738
China Merchants Bank Co. Ltd. Class H	725,456	2,208,689
China Merchants Holdings International Co. Ltd.	290,000	1,279,486
China Minsheng Banking Corp. Ltd. Class H	870,000	1,198,676
China Mobile Ltd.	942,500	12,414,195
China National Building Material Co. Ltd. Class H	580,000	618,792
China Oilfield Services Ltd. Class H	290,000	538,731
China Overseas Land & Investment Ltd.	580,800	2,105,447
China Pacific Insurance Group Co. Ltd. Class H	435,000	2,241,906
China Petroleum & Chemical Corp. Class H	4,166,600	3,671,250
China Power International Development Ltd.	145,000	105,501
China Railway Construction Corp. Ltd. Class H	302,000	557,127
China Railway Group Ltd. Class H	580,000	749,734
China Resources Cement Holdings Ltd.	290,000	178,455
China Resources Enterprise Ltd.	300,000	901,755
China Resources Gas Group Ltd.[b]	171,000	527,237
China Resources Land Ltd.	318,444	1,031,141
China Resources Power Holdings Co. Ltd.	290,200	806,782
China Shenhua Energy Co. Ltd. Class H	580,000	1,426,141
China Shipping Container Lines Co. Ltd. Class Ha	580,000	265,624
China South City Holdings Ltd.	7	3
China Southern Airlines Co. Ltd. Class H	290,000	297,424
China State Construction International Holdings Ltd.	290,000	511,046
China Taiping Insurance Holdings Co. Ltd.[a]	234,040	954,088
China Telecom Corp. Ltd. Class H	2,320,000	1,577,285
China Unicom Hong Kong Ltd.	871,900	1,471,248
China Vanke Co. Ltd. Class Ha,b	217,801	574,599
Chongqing Changan Automobile Co. Ltd. Class B	147,000	391,795
Chongqing Rural Commercial Bank Co. Ltd. Class H	435,000	353,542

34

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2015

Security	Shares	Value

CITIC Ltd.	293,000	$565,471
CITIC Securities Co. Ltd. Class H	145,000	616,361
CNOOC Ltd.	2,755,000	4,307,603
COSCO Pacific Ltd.	290,000	418,265
Country Garden Holdings Co. Ltd.[b]	870,046	400,702
CSPC Pharmaceutical Group Ltd.[b]	580,000	597,094
CSR Corp. Ltd. Class Hb	321,000	621,166
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	14,500	118,970
Datang International Power Generation Co. Ltd. Class H	290,000	169,850
Dongfeng Motor Group Co. Ltd. Class H	580,000	948,765
ENN Energy Holdings Ltd.	124,000	833,433
Evergrande Real Estate Group Ltd.[b]	725,000	472,325
Far East Horizon Ltd.	145,000	141,043
Fosun International Ltd.[b]	290,000	747,489
Franshion Properties China Ltd.[b]	580,000	225,968
GCL-Poly Energy Holdings Ltd.[a,b]	1,450,000	387,213
Geely Automobile Holdings Ltd.	725,000	375,989
GF Securities Co. Ltd.[a]	58,000	196,786
Goldin Properties Holdings Ltd.[a]	119,728	383,053
GOME Electrical Appliances Holding Ltd.	1,450,400	379,835
Great Wall Motor Co. Ltd. Class H	172,500	1,113,793
Guangdong Investment Ltd.	290,000	406,293
Guangzhou Automobile Group Co. Ltd. Class H	290,454	297,141
Guangzhou R&F Properties Co. Ltd. Class H	174,000	203,820
Haier Electronics Group Co. Ltd.	165,000	500,223
Haitian International Holdings Ltd.[b]	145,000	356,535
Haitong Securities Co. Ltd. Class H	232,000	736,266
Hanergy Thin Film Power Group Ltd.[a,b]	2,030,000	568,400
Hengan International Group Co. Ltd.	145,000	1,666,699
Huadian Power International Corp. Ltd. Class H	290,000	335,210
Huaneng Power International Inc. Class H	580,000	776,670
Huaneng Renewables Corp. Ltd. Class H	290,000	135,805
Industrial & Commercial Bank of China Ltd. Class H	11,455,050	9,974,984
Inner Mongolia Yitai Coal Co. Ltd. Class B	188,570	325,283
Jiangsu Expressway Co. Ltd. Class H	290,000	404,048
Jiangxi Copper Co. Ltd. Class H	145,000	287,697
Kingsoft Corp. Ltd.[b]	145,000	581,755
Kunlun Energy Co. Ltd.[b]	580,000	630,016
Lenovo Group Ltd.	1,160,000	1,840,664
Longfor Properties Co. Ltd.[b]	217,500	358,593
Luye Pharma Group Ltd.[a]	72,500	78,939
New China Life Insurance Co. Ltd. Class H	114,100	728,622
New World China Land Ltd.	290,000	191,923
Nine Dragons Paper (Holdings) Ltd.	290,000	265,998
People’s Insurance Co. Group of China Ltd. Class H	1,015,000	720,179
PetroChina Co. Ltd. Class H	3,480,000	4,125,781
PICC Property & Casualty Co. Ltd. Class H	581,548	1,333,917
Ping An Insurance Group Co. of China Ltd. Class H	435,000	6,403,042
Semiconductor Manufacturing International Corp.[a,b]	4,060,000	466,152
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	408,000	359,495
Shanghai Electric Group Co. Ltd. Class H	290,000	305,655
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	76,000	327,470
Shanghai Industrial Holdings Ltd.	145,000	558,372
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	116,000	384,594
Shenzhou International Group Holdings Ltd.	145,000	716,437
Shimao Property Holdings Ltd.	217,500	466,900
Shui On Land Ltd.[b]	362,833	114,679
Sihuan Pharmaceutical Holdings Group Ltd.	722,000	410,759
Sino Biopharmaceutical Ltd.[b]	580,000	687,630
Sino-Ocean Land Holdings Ltd.	507,500	362,708
Sinopec Engineering Group Co. Ltd. Class H	145,000	142,352
Sinopec Shanghai Petrochemical Co. Ltd. Class H	581,000	284,820
Sinopharm Group Co. Ltd. Class H	174,000	830,544

Security	Shares	Value

Sinotrans Ltd. Class H	290,000	$226,342
SOHO China Ltd.	290,000	197,909
Sun Art Retail Group Ltd.[b]	362,500	318,936
Sunac China Holdings Ltd.	145,000	170,411
Tencent Holdings Ltd.	797,500	16,018,829
Tingyi Cayman Islands Holding Corp.	290,000	615,799
Tsingtao Brewery Co. Ltd. Class H	40,000	256,465
Want Want China Holdings Ltd.[b]	1,015,000	1,145,739
Weichai Power Co. Ltd. Class H	85,775	320,347
Yanzhou Coal Mining Co. Ltd. Class Hb	290,000	257,020
Yuexiu Property Co. Ltd.	1,161,920	269,811
Zhejiang Expressway Co. Ltd. Class H	290,000	451,935
Zhuzhou CSR Times Electric Co. Ltd. Class H	78,500	645,090
Zijin Mining Group Co. Ltd. Class H	901,000	402,172
ZTE Corp. Class H	116,040	403,439

		164,518,126
INDIA — 16.95%
Adani Ports & Special Economic Zone Ltd.	82,746	419,585
ACC Ltd.	7,250	171,685
Adani Enterprises Ltd.	21,608	238,964
Aditya Birla Nuvo Ltd.	5,655	160,040
Ambuja Cements Ltd.	107,155	398,646
Apollo Hospitals Enterprise Ltd.	12,615	239,506
Asian Paints Ltd.	48,720	600,397
Aurobindo Pharma Ltd.	21,606	464,893
Bajaj Auto Ltd.	13,485	489,032
Bharat Forge Ltd.	12,760	246,055
Bharat Heavy Electricals Ltd.	95,265	375,369
Bharat Petroleum Corp. Ltd.	28,855	384,101
Bharti Airtel Ltd.	185,310	1,234,892
Bharti Infratel Ltd.	72,210	541,409
Bosch Ltd.	1,160	429,896
Cairn India Ltd.	73,225	220,823
Cipla Ltd.	56,405	574,460
Coal India Ltd.	112,665	689,842
Container Corp. of India Ltd.	9,135	261,179
Dabur India Ltd.	73,515	310,618
Divi’s Laboratories Ltd.	6,525	185,933
DLF Ltd.	34,655	63,893
Dr. Reddy’s Laboratories Ltd.	18,954	1,049,179
Eicher Motors Ltd.	1,595	471,921
GAIL (India) Ltd.	51,910	316,054
GlaxoSmithKline Consumer Healthcare Ltd.	1,740	167,985
Godrej Consumer Products Ltd.	19,140	314,688
HCL Technologies Ltd.	85,985	1,360,802
Hero Motocorp Ltd.	8,120	342,879
Hindalco Industries Ltd.	181,396	367,102
Hindustan Unilever Ltd.	121,146	1,630,455
Housing Development Finance Corp. Ltd.	231,565	4,481,646
ICICI Bank Ltd.	177,480	881,616
Idea Cellular Ltd.	169,940	460,863
Infosys Ltd.	142,100	4,501,433
ITC Ltd.	359,310	1,840,257
Jindal Steel & Power Ltd.	50,750	95,077
JSW Steel Ltd.	12,180	174,749
Larsen & Toubro Ltd.	51,475	1,333,456
LIC Housing Finance Ltd.	45,530	298,703
Lupin Ltd.	33,060	948,971
Mahindra & Mahindra Financial Services Ltd.	43,154	182,640
Mahindra & Mahindra Ltd.	54,085	1,065,419
Marico Ltd.	30,450	209,591

35

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2015

Security	Shares	Value

Motherson Sumi Systems Ltd.	34,800	$265,334
Nestle India Ltd.	3,719	393,150
NTPC Ltd.	189,661	405,507
Oil & Natural Gas Corp. Ltd.	127,455	658,267
Oil India Ltd.	19,720	143,563
Piramal Enterprises Ltd.	10,875	159,116
Power Finance Corp. Ltd.	43,214	184,450
Reliance Communications Ltd.[a]	128,760	137,195
Reliance Industries Ltd.	200,100	2,747,738
Rural Electrification Corp. Ltd.	47,279	219,308
Sesa Sterlite Ltd.	134,995	415,239
Shree Cement Ltd.	870	154,424
Shriram Transport Finance Co. Ltd.	23,974	309,162
Siemens Ltd.	11,893	254,857
State Bank of India	237,085	1,032,552
Sun Pharmaceuticals Industries Ltd.	134,802	2,039,140
Tata Consultancy Services Ltd.	72,935	2,980,952
Tata Motors Ltd.	129,973	980,197
Tata Power Co. Ltd.	194,552	227,097
Tata Steel Ltd.	45,095	231,949
Tech Mahindra Ltd.	37,120	322,225
Ultratech Cement Ltd.	5,655	263,446
United Breweries Ltd.	10,730	160,153
United Spirits Ltd.[a]	8,120	462,360
UPL Ltd.	39,875	345,048
Wipro Ltd.	100,050	879,934
Zee Entertainment Enterprises Ltd.	87,725	444,695

		48,013,762
RUSSIA — 8.19%
Alrosa AO	265,000	328,898
Gazprom OAO	936,704	2,493,252
Gazprom OAO ADR	456,997	2,452,703
Lukoil OAO	41,189	1,947,725
Lukoil OAO ADR (London)	38,865	1,863,965
Magnit PJSC GDR[d]	40,459	2,109,937
MegaFon OAO GDR[d]	16,095	247,058
MMC Norilsk Nickel OJSC	8,849	1,535,529
Mobile TeleSystems OJSC ADR	80,475	841,769
Moscow Exchange MICEX-RTS OAO	176,900	240,475
NOVATEK OAO GDR[d]	14,705	1,483,735
Rosneft OAO	184,832	831,082
Rostelecom OJSC	135,490	206,594
RusHydro JSC	18,995,200	212,208
Sberbank of Russia	1,671,950	2,340,210
Severstal PAO	33,350	391,597
Sistema JSFC GDR[d]	26,535	201,666
Surgutneftegas OAO	559,810	335,104
Surgutneftegas OAO ADR	55,849	340,120
Tatneft OAO Class S	226,203	1,239,232
Uralkali PJSC	56,550	154,821
Uralkali PJSC GDR[d]	10,877	148,254
VTB Bank OJSC	825,936,001	1,260,164

		23,206,098

TOTAL COMMON STOCKS
(Cost: $240,079,643)		263,535,274

Security	Shares	Value

PREFERRED STOCKS — 6.56%

BRAZIL — 6.15%
AES Tiete SA	14,500	$77,210
Banco Bradesco SA	418,170	3,694,971
Banco do Estado do Rio Grande do Sul SA Class B	29,000	90,653
Braskem SA Class A	29,000	117,813
Centrais Eletricas Brasileiras SA Class B	29,082	84,898
Cia. Brasileira de Distribuicao	14,556	390,503
Cia. Energetica de Minas Gerais	116,032	515,359
Cia. Energetica de Sao Paulo Class B	29,000	179,763
Cia. Paranaense de Energia Class B	14,500	148,833
Gerdau SA	130,500	354,393
Itau Unibanco Holding SA	435,027	4,677,842
Itausa — Investimentos Itau SA	580,645	1,604,112
Lojas Americanas SA	87,087	441,354
Oi SA	45,230	100,161
Petroleo Brasileiro SA	609,014	2,352,046
Suzano Papel e Celulose SA Class A	58,000	303,026
Telefonica Brasil SA	43,564	611,992
Usinas Siderurgicas de Minas Gerais SA Class A	58,000	92,652
Vale SA	304,500	1,598,515

		17,436,096
RUSSIA — 0.41%
AK Transneft OAO	158	370,177
Surgutneftegas OAO	1,073,000	781,431

		1,151,608

TOTAL PREFERRED STOCKS (Cost: $27,301,467)		18,587,704

RIGHTS — 0.00%

BRAZIL — 0.00%
CETIP SA — Mercados Organizados[a]	13	12

		12

TOTAL RIGHTS (Cost: $0)		12

SHORT-TERM INVESTMENTS — 4.03%

MONEY MARKET FUNDS — 4.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	10,819,655	10,819,655

36

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	605,919	$605,919

		11,425,574

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,425,574)		11,425,574

TOTAL INVESTMENTS IN SECURITIES — 103.60% (Cost: $278,806,684)		293,548,564
Other Assets, Less Liabilities — (3.60)%		(10,208,936)

NET ASSETS — 100.00%		$283,339,628

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

37

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 0.57%
Bombardier Inc. Class B	3,995,946	$8,259,195
CAE Inc.	551,326	6,558,935

		14,818,130
AUTO COMPONENTS — 1.87%
Magna International Inc. Class A	848,705	48,593,588

		48,593,588
BANKS — 25.29%
Bank of Montreal	1,338,236	81,382,331
Bank of Nova Scotia (The)	2,513,302	131,680,313
Canadian Imperial Bank of Commerce/Canada	821,205	62,433,291
National Bank of Canada	680,698	26,453,563
Royal Bank of Canada	2,983,772	189,006,090
Toronto-Dominion Bank (The)	3,824,607	165,914,255

		656,869,843
CAPITAL MARKETS — 0.81%
CI Financial Corp.	496,377	13,902,135
IGM Financial Inc.	208,001	7,015,295

		20,917,430
CHEMICALS — 3.60%
Agrium Inc.	282,412	29,228,766
Methanex Corp.	189,898	10,500,108
Potash Corp. of Saskatchewan Inc.	1,719,374	53,912,516

		93,641,390
CONSTRUCTION & ENGINEERING — 0.44%
SNC-Lavalin Group Inc.	315,342	11,358,122

		11,358,122
DIVERSIFIED FINANCIAL SERVICES — 0.39%
Onex Corp.	179,592	10,104,343

		10,104,343
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.04%
BCE Inc.	297,492	12,988,835
TELUS Corp.	415,666	14,099,178

		27,088,013
ELECTRIC UTILITIES — 0.67%
Fortis Inc./Canada	571,117	17,377,147

		17,377,147
FOOD & STAPLES RETAILING — 3.53%
Alimentation Couche-Tard Inc. Class B	864,311	33,554,585

Security	Shares	Value

Empire Co. Ltd. Class A	114,113	$8,143,550
George Weston Ltd.	105,815	8,567,772
Jean Coutu Group PJC Inc. (The) Class A	171,654	3,206,867
Loblaw Companies Ltd.	469,223	23,775,970
Metro Inc.	523,213	14,406,434

		91,655,178
FOOD PRODUCTS — 0.55%
Saputo Inc.	525,735	14,248,440

		14,248,440
HEALTH CARE PROVIDERS & SERVICES — 0.99%
Catamaran Corp.[a]	429,159	25,596,545

		25,596,545
HOTELS, RESTAURANTS & LEISURE — 0.62%
Restaurant Brands International Inc.[b]	418,051	16,129,250

		16,129,250
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.19%
TransAlta Corp.	568,479	4,918,545

		4,918,545
INSURANCE — 8.28%
Fairfax Financial Holdings Ltd.	42,250	21,201,664
Great-West Lifeco Inc.	618,439	17,850,877
Industrial Alliance Insurance & Financial Services Inc.	208,529	7,166,749
Intact Financial Corp.	272,070	19,439,955
Manulife Financial Corp.	4,074,054	74,512,840
Power Corp. of Canada	768,110	19,808,100
Power Financial Corp.	515,218	14,817,806
Sun Life Financial Inc.	1,267,245	40,304,127

		215,102,118
IT SERVICES — 0.75%
CGI Group Inc. Class Aa,b	464,656	19,609,916

		19,609,916
MEDIA — 1.84%
Shaw Communications Inc. Class B	823,289	18,104,773
Thomson Reuters Corp.	744,505	29,619,162

		47,723,935
METALS & MINING — 6.28%
Agnico Eagle Mines Ltd.	444,771	14,259,752
Barrick Gold Corp.	2,409,562	28,414,783
Eldorado Gold Corp.	1,482,694	7,115,031
First Quantum Minerals Ltd.	1,242,021	15,999,758
Franco-Nevada Corp.	322,815	16,540,955
Goldcorp Inc.	1,683,591	29,780,644
Kinross Gold Corp.[a]	2,365,168	5,570,674
Silver Wheaton Corp.	834,985	15,886,957
Teck Resources Ltd. Class B	1,172,306	13,589,640
Turquoise Hill Resources Ltd.[a]	2,081,002	9,102,560

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2015

Security	Shares	Value

Yamana Gold Inc.	1,939,515	$6,945,429

		163,206,183
MULTI-UTILITIES — 0.50%
Atco Ltd./Canada Class I	157,584	5,492,874
Canadian Utilities Ltd. Class A	253,730	7,506,708

		12,999,582
MULTILINE RETAIL — 1.15%
Canadian Tire Corp. Ltd. Class A	153,101	15,816,042
Dollarama Inc.	255,892	14,120,441

		29,936,483
OIL, GAS & CONSUMABLE FUELS — 21.95%
AltaGas Ltd.	277,460	8,815,593
ARC Resources Ltd.	698,957	12,755,650
Baytex Energy Corp.	424,755	7,200,333
Cameco Corp.	818,614	12,224,286
Canadian Natural Resources Ltd.	2,256,989	69,395,744
Canadian Oil Sands Ltd.	1,002,318	8,736,407
Cenovus Energy Inc.	1,705,318	28,033,748
Crescent Point Energy Corp.	871,250	19,668,997
Enbridge Inc.	1,761,453	83,934,488
Encana Corp.	1,710,098	21,591,143
Enerplus Corp.	425,852	4,100,734
Husky Energy Inc.	712,203	13,944,515
Imperial Oil Ltd.	613,579	23,977,876
Inter Pipeline Ltd.	689,930	17,101,089
Keyera Corp.	349,193	11,455,600
MEG Energy Corp.[a]	323,830	5,188,544
Paramount Resources Ltd. Class Aa	129,977	3,336,241
Pembina Pipeline Corp.	698,926	22,447,381
Peyto Exploration & Development Corp.	302,411	8,166,853
PrairieSky Royalty Ltd.	293,410	7,850,906
Suncor Energy Inc.	2,988,780	87,035,572
Tourmaline Oil Corp.[a]	357,393	11,507,010
TransCanada Corp.	1,466,422	63,320,766
Veresen Inc.	593,824	8,834,217
Vermilion Energy Inc.	221,143	9,455,159

		570,078,852
PAPER & FOREST PRODUCTS — 0.30%
West Fraser Timber Co. Ltd.	142,859	7,848,805

		7,848,805
PHARMACEUTICALS — 6.04%
Valeant Pharmaceuticals International Inc.[a]	660,600	156,882,246

		156,882,246
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.47%
H&R REIT	278,586	5,046,128
RioCan REIT	319,603	7,092,332

		12,138,460
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.52%
Brookfield Asset Management Inc. Class A	1,758,980	61,974,717

Security	Shares	Value

First Capital Realty Inc.	228,729	$3,444,907

		65,419,624
ROAD & RAIL — 5.85%
Canadian National Railway Co.	1,672,839	98,862,674
Canadian Pacific Railway Ltd.	323,299	53,074,650

		151,937,324
SOFTWARE — 1.03%
Constellation Software Inc./Canada	39,448	16,085,746
Open Text Corp.	252,559	10,717,444

		26,803,190
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.39%
BlackBerry Ltd.[a,b]	1,038,994	10,163,122

		10,163,122
TEXTILES, APPAREL & LUXURY GOODS — 0.58%
Gildan Activewear Inc.	475,335	14,999,756

		14,999,756
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Finning International Inc.	356,640	7,108,514

		7,108,514
WIRELESS TELECOMMUNICATION SERVICES — 0.99%
Rogers Communications Inc. Class B	748,863	25,671,018

		25,671,018

TOTAL COMMON STOCKS (Cost: $3,046,514,335)		2,590,945,092

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	24,382,025	24,382,025
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,365,435	1,365,435

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,551,851	$1,551,851

		27,299,311

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,299,311)		27,299,311

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $3,073,813,646)		2,618,244,403
Other Assets, Less Liabilities — (0.80)%		(20,812,437)

NET ASSETS — 100.00%		$2,597,431,966

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	44	Jun.2015	Montreal	$6,158,766	$113,083

See accompanying notes to schedules of investments.

40

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 93.67%

AIRLINES — 4.33%
LATAM Airlines Group SAa	1,515,367	$12,813,709

		12,813,709
BANKS — 16.13%
Banco de Chile	116,412,032	13,399,094
Banco de Credito e Inversiones	171,499	7,988,414
Banco Santander Chile	309,137,869	16,629,554
CorpBanca SA	784,743,688	9,680,429

		47,697,491
BEVERAGES — 4.66%
Cia. Cervecerias Unidas SA	780,828	8,806,443
Vina Concha y Toro SA	2,585,696	4,985,878

		13,792,321
CONSTRUCTION & ENGINEERING — 0.93%
Besalco SA	2,109,410	1,073,367
SalfaCorp SA	2,274,905	1,669,612

		2,742,979
DIVERSIFIED FINANCIAL SERVICES — 0.83%
Inversiones La Construccion SA	205,701	2,443,981

		2,443,981
ELECTRIC UTILITIES — 12.10%
E.CL SA	2,375,442	3,480,041
Enersis SA	94,961,512	32,293,205

		35,773,246
FOOD & STAPLES RETAILING — 4.54%
Cencosud SA	5,287,745	13,408,836

		13,408,836
FOOD PRODUCTS — 0.59%
Empresas Aquachile SAa	2,939,178	1,757,285

		1,757,285
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 14.79%
AES Gener SA	13,675,588	8,232,534
Colbun SA	40,450,619	12,105,445
Empresa Nacional de Electricidad SA/Chile	15,650,723	23,382,132

		43,720,111
IT SERVICES — 2.05%
SONDA SA	2,640,490	6,066,492

		6,066,492

Security	Shares	Value

MARINE — 1.09%
Cia. Sud Americana de Vapores SAa	86,362,337	$3,211,113

		3,211,113
METALS & MINING — 0.57%
CAP SA	426,930	1,699,165

		1,699,165
MULTILINE RETAIL — 7.23%
Ripley Corp. SA	4,406,714	2,186,018
SACI Falabella	2,557,233	19,178,937

		21,364,955
OIL, GAS & CONSUMABLE FUELS — 8.42%
Empresas COPEC SA	2,176,547	24,886,530

		24,886,530
PAPER & FOREST PRODUCTS — 5.81%
Empresas CMPC SA	5,850,469	17,169,947

		17,169,947
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.06%
Parque Arauco SA	3,146,104	6,087,840

		6,087,840
TEXTILES, APPAREL & LUXURY GOODS — 0.61%
Forus SA	491,746	1,817,597

		1,817,597
TRANSPORTATION INFRASTRUCTURE — 0.97%
Sociedad Matriz SAAM SA	33,447,390	2,865,607

		2,865,607
WATER UTILITIES — 3.39%
Aguas Andinas SA Series A	12,529,247	7,168,102
Inversiones Aguas Metropolitanas SA	1,810,596	2,844,407

		10,012,509
WIRELESS TELECOMMUNICATION SERVICES — 2.57%
ENTEL Chile SA	632,432	7,597,973

		7,597,973

TOTAL COMMON STOCKS
(Cost: $237,042,740)		276,929,687

PREFERRED STOCKS — 5.97%

BEVERAGES — 2.33%
Coca-Cola Embonor SA	1,288,650	2,184,989

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2015

Security	Shares	Value

Embotelladora Andina SA Class B	1,477,510	$4,705,780

		6,890,769
CHEMICALS — 3.20%
Sociedad Quimica y Minera de Chile SA Series B	487,725	9,451,864

		9,451,864
HEALTH CARE PROVIDERS & SERVICES — 0.44%
Bupa Chile SA	1,528,622	1,308,907

		1,308,907

TOTAL PREFERRED STOCKS (Cost: $18,743,819)		17,651,540

SHORT-TERM INVESTMENTS — 0.82%

MONEY MARKET FUNDS — 0.82%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,409,325	2,409,325

		2,409,325

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,409,325)		2,409,325

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $258,195,884)		296,990,552
Other Assets, Less Liabilities — (0.46)%		(1,361,215)

NET ASSETS — 100.00%		$295,629,337

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 74.48%

BANKS — 5.39%
Banco de Bogota SA	5,232	$128,456
Bancolombia SA	81,936	794,343
Grupo Aval Acciones y Valores	153,408	76,176

		998,975
CONSTRUCTION & ENGINEERING — 2.32%
Construcciones El Condor SA	173,328	105,535
Constructora Conconcreto SA	697,776	324,486

		430,021
CONSTRUCTION MATERIALS — 11.19%
Cementos Argos SA	153,744	557,422
Cemex Latam Holdings SAa	150,312	740,461
Grupo Argos SA/Colombia	121,272	777,104

		2,074,987
DIVERSIFIED FINANCIAL SERVICES — 11.57%
Bolsa de Valores de Colombia	56,520,416	400,937
Corp. Financiera Colombiana SA	20,208	290,839
Grupo de Inversiones Suramericana SA	109,080	1,453,841

		2,145,617
ELECTRIC UTILITIES — 13.11%
Celsia SA ESP	379,560	679,849
Interconexion Electrica SA ESP	275,784	890,125
Isagen SA ESP	731,664	860,705

		2,430,679
FOOD & STAPLES RETAILING — 4.55%
Almacenes Exito SA	94,920	843,160

		843,160
FOOD PRODUCTS — 4.67%
Grupo Nutresa SA	97,752	866,775

		866,775
GAS UTILITIES — 4.09%
Empresa de Energia de Bogota SA ESP	1,145,472	758,389

		758,389
METALS & MINING — 1.20%
Mineros SA	378,264	222,861

		222,861
OIL, GAS & CONSUMABLE FUELS — 16.39%
Canacol Energy Ltd.[a,b]	197,784	462,671
Ecopetrol SA	2,289,312	1,637,494

Security	Shares	Value

Pacific Rubiales Energy Corp.[b]	194,616	$940,144

		3,040,309

TOTAL COMMON STOCKS
(Cost: $17,662,581)		13,811,773

PREFERRED STOCKS — 25.47%

AIRLINES — 2.91%
Avianca Holdings SA	414,408	538,940

		538,940
BANKS — 18.50%
Banco Davivienda SA	82,776	819,450
Bancolombia SA	208,320	2,126,322
Grupo Aval Acciones y Valores	962,592	485,568

		3,431,340
CONSTRUCTION MATERIALS — 1.83%
Cementos Argos SA	39,720	143,228
Grupo Argos SA/Colombia	31,032	195,672

		338,900
DIVERSIFIED FINANCIAL SERVICES — 2.23%
Grupo de Inversiones Suramericana SA	31,728	414,625

		414,625

TOTAL PREFERRED STOCKS (Cost: $5,516,831)		4,723,805

SHORT-TERM INVESTMENTS — 2.73%

MONEY MARKET FUNDS — 2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	438,588	438,588
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	24,562	24,562

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	43,302	$43,302

		506,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $506,452)		506,452

TOTAL INVESTMENTS IN SECURITIES —102.68%
(Cost: $23,685,864)		19,042,030
Other Assets, Less Liabilities — (2.68)%		(496,365)

NET ASSETS — 100.00%		$18,545,665

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

44

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 95.76%

BRAZIL — 4.35%
Ambev SA	36,465,815	$210,164,441
B2W Cia. Digital[a]	814,100	6,502,396
Banco Bradesco SA	5,991,408	49,168,355
Banco do Brasil SA	6,628,074	47,209,924
Banco Santander Brasil SA Units	2,971,100	14,759,646
BB Seguridade Participacoes SA	5,482,400	57,269,323
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	13,555,600	47,681,948
BR Malls Participacoes SA	3,508,400	16,703,527
BRF SA	5,077,385	102,498,736
CCR SA	6,776,900	32,774,333
CETIP SA — Mercados Organizados	1,724,734	17,973,407
Cia. de Saneamento Basico do Estado de Sao Paulo	2,714,524	15,772,230
Cia. Siderurgica Nacional SA	5,018,028	9,682,094
Cielo SA	6,644,548	83,249,364
Cosan SA Industria e Comercio	922,000	7,266,028
CPFL Energia SA	1,769,268	10,717,798
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,013,900	6,856,823
Duratex SA	2,506,755	6,281,413
EcoRodovias Infraestrutura e Logistica SA	1,453,300	3,300,265
EDP — Energias do Brasil SA	2,069,000	6,811,123
Embraer SA	5,141,200	38,422,926
Estacio Participacoes SA	2,218,100	12,714,161
Fibria Celulose SA	1,991,261	27,281,136
Hypermarcas SAa	2,731,700	18,618,616
JBS SA	5,711,665	27,908,906
Klabin SA Units	4,097,400	24,384,702
Kroton Educacional SA	10,583,280	37,889,773
Localiza Rent A Car SA	1,081,689	10,825,021
Lojas Americanas SA	1,031,875	4,062,729
Lojas Renner SA	1,015,500	34,050,390
M. Dias Branco SA	195,100	5,261,577
Multiplan Empreendimentos Imobiliarios SA	647,000	10,098,356
Natura Cosmeticos SA	1,336,700	12,003,755
Odontoprev SA	2,368,700	8,391,279
Petroleo Brasileiro SAa	23,384,474	97,050,768
Porto Seguro SA	960,700	10,896,118
Qualicorp SA	1,636,700	9,740,431
Raia Drogasil SA	1,631,000	18,197,150
Souza Cruz SA	3,018,900	22,977,908
Sul America SA	1,232,765	5,069,913
TIM Participacoes SA	6,429,176	18,969,754
TOTVS SA	1,010,000	11,800,100
Tractebel Energia SA	1,320,800	14,003,972
Transmissora Alianca de Energia Eletrica SA Units	492,600	3,176,920
Ultrapar Participacoes SA	2,796,800	60,130,412
Vale SA	10,295,148	64,655,051
Via Varejo SA	599,100	2,874,839
WEG SA	4,535,020	24,446,437

		1,388,546,274
CHILE — 1.21%
AES Gener SA	20,627,771	12,417,662
Aguas Andinas SA Series A	19,670,367	11,253,605
Banco de Chile	184,013,787	21,180,095
Banco de Credito e Inversiones	276,750	12,891,000

Security	Shares	Value

Banco Santander Chile	532,817,883	$28,662,046
Cencosud SA	9,608,909	24,366,585
Cia. Cervecerias Unidas SA	1,059,648	11,951,069
Colbun SA	57,239,564	17,129,785
CorpBanca SA	1,193,773,237	14,726,129
Empresa Nacional de Electricidad SA/Chile	26,023,587	38,879,159
Empresas CMPC SA	10,079,413	29,581,045
Empresas COPEC SA	3,521,032	40,259,304
Enersis SA	154,883,926	52,670,796
ENTEL Chile SA	952,254	11,440,281
LATAM Airlines Group SAa	2,324,908	19,659,063
SACI Falabella	4,058,725	30,439,946
SONDA SA	1,974,395	4,536,147
Vina Concha y Toro SA	2,682,149	5,171,865

		387,215,582
CHINA — 25.48%
AAC Technologies Holdings Inc.[b]	5,742,500	32,114,529
Agricultural Bank of China Ltd. Class H	172,894,000	93,901,702
Air China Ltd. Class H	14,972,000	18,407,049
Alibaba Health Information Technology Ltd.[a,b]	18,404,000	25,451,797
Alibaba Pictures Group Ltd.[a,b]	40,250,000	17,291,058
Aluminum Corp. of China Ltd. Class Ha,b	30,448,000	18,343,707
Anhui Conch Cement Co. Ltd. Class H	9,628,000	40,367,410
Anta Sports Products Ltd.	8,066,402	18,710,311
AviChina Industry & Technology Co. Ltd. Class H	16,792,000	21,337,823
Bank of China Ltd. Class H	615,935,000	409,216,899
Bank of Communications Co. Ltd. Class H	68,757,600	65,461,887
BBMG Corp. Class H	8,953,000	10,025,355
Beijing Capital International Airport Co. Ltd. Class H	12,998,000	15,560,945
Beijing Enterprises Holdings Ltd.	4,153,000	36,351,575
Beijing Enterprises Water Group Ltd.[b]	32,766,000	27,687,017
Belle International Holdings Ltd.	36,116,000	46,126,052
Brilliance China Automotive Holdings Ltd.	23,486,000	36,661,132
Byd Co. Ltd. Class Hb	5,023,500	35,319,485
CGN Power Co. Ltd. Class Ha,c	49,429,000	30,863,035
China Agri-Industries Holdings Ltd.[b]	19,628,600	11,850,772
China Cinda Asset Management Co. Ltd. Class Ha	65,223,000	41,313,664
China CITIC Bank Corp. Ltd. Class Ha	64,609,800	54,678,134
China CNR Corp. Ltd. Class Ha	14,703,000	31,296,902
China Coal Energy Co. Ltd. Class Hb	23,331,000	14,146,293
China Communications Construction Co. Ltd. Class H	34,405,000	59,475,460
China Communications Services Corp. Ltd. Class H	15,840,000	8,684,715
China Conch Venture Holdings Ltd.	4,732,500	14,805,184
China Construction Bank Corp. Class H	646,661,760	649,869,395
China COSCO Holdings Co. Ltd. Class Ha,b	20,694,500	15,537,794
China Everbright Bank Co. Ltd. Class H	23,060,814	14,636,970
China Everbright International Ltd.[b]	19,999,000	37,926,002
China Everbright Ltd.	7,336,000	29,196,174
China Galaxy Securities Co. Ltd. Class Hb	25,925,500	43,947,478
China Gas Holdings Ltd.	14,386,000	24,794,649
China Huishan Dairy Holdings Co. Ltd.[b]	40,641,000	8,441,152
China International Marine Containers Group Co. Ltd. Class H	3,384,400	9,692,730
China Life Insurance Co. Ltd. Class H	57,702,000	277,286,414
China Longyuan Power Group Corp. Ltd.	22,918,000	28,353,506
China Medical System Holdings Ltd.[b]	7,975,000	13,313,015
China Mengniu Dairy Co. Ltd.	10,770,000	61,480,930
China Merchants Bank Co. Ltd. Class H	35,503,467	108,092,165
China Merchants Holdings International Co. Ltd.	9,064,000	39,990,557
China Minsheng Banking Corp. Ltd. Class H	46,914,540	64,638,335
China Mobile Ltd.	47,412,500	624,496,552
China National Building Material Co. Ltd. Class H	22,638,000	24,152,106

45

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

China Oilfield Services Ltd. Class H	13,914,000	$25,847,940
China Overseas Land & Investment Ltd.[b]	31,188,960	113,062,520
China Pacific Insurance Group Co. Ltd. Class H	20,513,800	105,724,186
China Petroleum & Chemical Corp. Class H	196,794,800	173,398,673
China Power International Development Ltd.	21,702,000	15,790,297
China Railway Construction Corp. Ltd. Class H	15,592,500	28,764,924
China Railway Group Ltd. Class H	30,921,000	39,969,867
China Resources Cement Holdings Ltd.	16,060,000	9,882,694
China Resources Enterprise Ltd.[b]	9,330,000	28,044,585
China Resources Gas Group Ltd.[b]	7,244,000	22,335,094
China Resources Land Ltd.	20,087,333	65,044,031
China Resources Power Holdings Co. Ltd.	15,220,999	42,315,734
China Shenhua Energy Co. Ltd. Class H	26,034,500	64,015,271
China Shipping Container Lines Co. Ltd. Class Ha	29,826,000	13,659,500
China South City Holdings Ltd.	384	146
China Southern Airlines Co. Ltd. Class H	13,066,000	13,400,507
China State Construction International Holdings Ltd.	14,160,000	24,953,151
China Taiping Insurance Holdings Co. Ltd.[a]	12,437,260	50,701,784
China Telecom Corp. Ltd. Class H	107,630,000	73,173,765
China Unicom Hong Kong Ltd.	45,602,000	76,949,018
China Vanke Co. Ltd. Class Ha,b	10,046,431	26,504,314
Chongqing Changan Automobile Co. Ltd. Class B	6,005,516	16,006,342
Chongqing Rural Commercial Bank Co. Ltd. Class H	20,592,000	16,735,956
CITIC Ltd.[b]	17,596,000	33,959,164
CITIC Securities Co. Ltd. Class H	8,633,500	36,698,960
CNOOC Ltd.	138,229,000	216,129,094
COSCO Pacific Ltd.	13,274,000	19,144,986
Country Garden Holdings Co. Ltd.[b]	42,875,939	19,746,645
CSPC Pharmaceutical Group Ltd.	31,666,000	32,599,245
CSR Corp. Ltd. Class Hb	15,547,000	30,084,951
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	2,297,000	18,846,450
Datang International Power Generation Co. Ltd. Class H	22,180,000	12,990,589
Dongfeng Motor Group Co. Ltd. Class H	21,190,000	34,662,642
ENN Energy Holdings Ltd.[b]	6,026,000	40,502,171
Evergrande Real Estate Group Ltd.[b]	41,754,388	27,202,258
Far East Horizon Ltd.	12,267,000	11,932,217
Fosun International Ltd.[b]	14,297,500	36,852,507
Franshion Properties China Ltd.[b]	25,912,000	10,095,302
GCL-Poly Energy Holdings Ltd.[a,b]	80,984,000	21,626,240
Geely Automobile Holdings Ltd.[b]	40,735,000	21,125,414
GF Securities Co. Ltd.[a]	6,722,600	22,808,907
Goldin Properties Holdings Ltd.[a]	6,114,105	19,561,224
GOME Electrical Appliances Holding Ltd.[b]	89,116,200	23,338,027
Great Wall Motor Co. Ltd. Class H	8,102,000	52,312,776
Guangdong Investment Ltd.	21,078,110	29,530,645
Guangzhou Automobile Group Co. Ltd. Class H	17,356,742	17,756,315
Guangzhou R&F Properties Co. Ltd. Class H	7,778,000	9,110,983
Haier Electronics Group Co. Ltd.	8,731,000	26,469,351
Haitian International Holdings Ltd.	4,164,538	10,240,029
Haitong Securities Co. Ltd. Class H	12,598,400	39,981,764
Hanergy Thin Film Power Group Ltd.[a,b]	98,422,000	27,558,160
Hengan International Group Co. Ltd.	5,837,000	67,093,252
Huadian Power International Corp. Ltd. Class H	12,104,000	13,990,988
Huaneng Power International Inc. Class H	27,486,000	36,806,146
Huaneng Renewables Corp. Ltd. Class H	26,396,000	12,361,074
Industrial & Commercial Bank of China Ltd. Class H	571,330,085	497,510,572
Inner Mongolia Yitai Coal Co. Ltd. Class B	8,146,054	14,051,943
Jiangsu Expressway Co. Ltd. Class H	9,098,000	12,675,968
Jiangxi Copper Co. Ltd. Class H	10,093,000	20,025,716
Kingsoft Corp. Ltd.[b]	5,126,000	20,566,029
Kunlun Energy Co. Ltd.	25,078,000	27,240,585
Lenovo Group Ltd.[b]	51,958,000	82,445,885
Longfor Properties Co. Ltd.[b]	11,933,500	19,674,791

Security	Shares	Value

Luye Pharma Group Ltd.[a]	9,140,500	$9,952,309
New China Life Insurance Co. Ltd. Class H	6,104,800	38,984,152
New World China Land Ltd.	14,365,345	9,507,030
Nine Dragons Paper Holdings Ltd.	13,214,000	12,120,355
People’s Insurance Co. Group of China Ltd. Class H	49,665,000	35,239,081
PetroChina Co. Ltd. Class H	162,472,000	192,621,821
PICC Property & Casualty Co. Ltd. Class H	27,072,128	62,096,282
Ping An Insurance Group Co. of China Ltd. Class H	20,223,500	297,682,573
Semiconductor Manufacturing International Corp.[a,b]	190,019,000	21,817,173
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	13,972,000	12,310,926
Shanghai Electric Group Co. Ltd. Class Hb	21,444,000	22,601,606
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,844,500	12,256,426
Shanghai Industrial Holdings Ltd.[b]	4,711,000	18,141,320
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,503,700	18,247,330
Shenzhou International Group Holdings Ltd.	4,103,000	20,272,707
Shimao Property Holdings Ltd.	11,131,000	23,894,555
Shui On Land Ltd.[b]	38,983,600	12,321,383
Sihuan Pharmaceutical Holdings Group Ltd.	33,336,000	18,965,466
Sino Biopharmaceutical Ltd.[b]	24,548,000	29,103,356
Sino-Ocean Land Holdings Ltd.	30,320,500	21,669,933
Sinopec Engineering Group Co. Ltd. Class H	7,911,500	7,767,029
Sinopec Shanghai Petrochemical Co. Ltd. Class H	28,145,000	13,797,370
Sinopharm Group Co. Ltd. Class H	9,027,200	43,088,982
Sinotrans Ltd. Class H	13,380,000	10,442,944
SOHO China Ltd.	19,074,000	13,016,940
Sun Art Retail Group Ltd.[b]	18,650,000	16,408,718
Sunac China Holdings Ltd.	11,000,000	12,927,737
Tencent Holdings Ltd.	39,822,300	799,882,876
Tingyi Cayman Islands Holding Corp.[b]	15,198,000	32,272,137
Tsingtao Brewery Co. Ltd. Class H	2,976,000	19,080,984
Want Want China Holdings Ltd.[b]	46,138,000	52,080,874
Weichai Power Co. Ltd. Class H	3,649,200	13,628,802
Yanzhou Coal Mining Co. Ltd. Class Hb	14,704,800	13,032,487
Yuexiu Property Co. Ltd.	59,549,420	13,828,067
Zhejiang Expressway Co. Ltd. Class H	12,390,000	19,308,551
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,120,000	33,856,971
Zijin Mining Group Co. Ltd. Class H	46,438,000	20,728,174
ZTE Corp. Class H	5,262,000	18,294,522

		8,128,136,029
COLOMBIA — 0.37%
Almacenes Exito SA	1,600,606	14,217,937
Cementos Argos SA	3,319,756	12,036,278
Corp. Financiera Colombiana SA	731,293	10,524,959
Ecopetrol SA	36,568,764	26,156,832
Grupo Argos SA/Colombia	2,186,525	14,011,132
Grupo de Inversiones Suramericana SA	1,946,096	25,937,976
Interconexion Electrica SA ESP	2,713,027	8,756,615
Isagen SA ESP	6,647,370	7,819,742

		119,461,471
CZECH REPUBLIC — 0.19%
CEZ AS	1,268,774	31,558,399
Komercni Banka AS	129,663	27,801,026

		59,359,425
EGYPT — 0.09%
Commercial International Bank Egypt SAE	10	74
Global Telecom Holding SAE GDR[a]	14,980,232	28,013,034

		28,013,108

46

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

GREECE — 0.33%
Alpha Bank AEa,b	31,755,908	$11,628,413
Eurobank Ergasias SAa,b	64,659,659	10,775,227
FF Group	254,454	6,946,373
Hellenic Telecommunications Organization SAa	1,929,122	17,089,152
JUMBO SA	760,064	7,166,351
National Bank of Greece SAa,b	12,276,782	15,613,202
OPAP SA	1,778,280	17,351,603
Piraeus Bank SAa	16,654,770	9,257,550
Titan Cement Co. SA	371,936	8,550,984

		104,378,855
HUNGARY — 0.21%
MOL Hungarian Oil & Gas PLC	297,962	15,533,878
OTP Bank PLC	1,706,087	34,453,613
Richter Gedeon Nyrt	970,114	15,810,272

		65,797,763
INDIA — 7.46%
Adani Ports & Special Economic Zone Ltd.	3,727,465	18,901,056
ACC Ltd.	301,928	7,149,878
Adani Enterprises Ltd.	1,089,034	12,043,681
Aditya Birla Nuvo Ltd.	273,845	7,749,964
Ambuja Cements Ltd.	5,542,007	20,617,789
Apollo Hospitals Enterprise Ltd.	592,318	11,245,614
Asian Paints Ltd.	2,390,204	29,455,464
Aurobindo Pharma Ltd.	1,051,016	22,614,545
Bajaj Auto Ltd.	663,057	24,045,663
Bharat Forge Ltd.	784,047	15,118,988
Bharat Heavy Electricals Ltd.	4,711,390	18,564,129
Bharat Petroleum Corp. Ltd.	1,455,256	19,371,513
Bharti Airtel Ltd.	9,015,116	60,076,071
Bharti Infratel Ltd.	3,256,868	24,419,020
Bosch Ltd.	58,687	21,749,418
Cairn India Ltd.	3,553,226	10,715,383
Cipla Ltd.	2,861,899	29,147,198
Coal India Ltd.	5,190,585	31,781,704
Container Corp. of India Ltd.	367,800	10,515,770
Dabur India Ltd.	3,780,649	15,974,136
Divi’s Laboratories Ltd.	351,591	10,018,757
DLF Ltd.	2,486,964	4,585,208
Dr. Reddy’s Laboratories Ltd.	911,417	50,450,542
Eicher Motors Ltd.	81,764	24,191,953
GAIL (India) Ltd.	2,761,845	16,815,508
GlaxoSmithKline Consumer Healthcare Ltd.	60,267	5,818,367
Godrej Consumer Products Ltd.	944,417	15,527,529
HCL Technologies Ltd.	4,296,130	67,990,737
Hero Motocorp Ltd.	366,167	15,461,961
Hindalco Industries Ltd.	8,628,324	17,461,662
Hindustan Unilever Ltd.	5,858,056	78,841,204
Housing Development Finance Corp. Ltd.	11,641,339	225,303,303
ICICI Bank Ltd.	8,830,600	43,865,232
Idea Cellular Ltd.	8,116,633	22,011,639
Infosys Ltd.	7,139,612	226,168,062
ITC Ltd.	17,484,689	89,550,299
Jindal Steel & Power Ltd.	2,883,032	5,401,206
JSW Steel Ltd.	707,409	10,149,318
Larsen & Toubro Ltd.	2,510,802	65,042,121
LIC Housing Finance Ltd.	2,493,040	16,355,802
Lupin Ltd.	1,703,543	48,899,383

Security	Shares	Value

Mahindra & Mahindra Financial Services Ltd.	2,088,162	$8,837,691
Mahindra & Mahindra Ltd.	2,785,387	54,869,284
Marico Ltd.	1,254,634	8,635,815
Motherson Sumi Systems Ltd.	1,615,056	12,314,039
Nestle India Ltd.	156,812	16,577,207
NTPC Ltd.	10,549,340	22,555,143
Oil & Natural Gas Corp. Ltd.	6,307,765	32,577,712
Oil India Ltd.	808,715	5,887,492
Piramal Enterprises Ltd.	428,315	6,266,830
Power Finance Corp. Ltd.	2,037,437	8,696,382
Reliance Communications Ltd.[a]	5,547,045	5,910,421
Reliance Industries Ltd.	10,083,999	138,471,683
Rural Electrification Corp. Ltd.	2,413,363	11,194,626
Sesa Sterlite Ltd.	7,511,773	23,105,910
Shree Cement Ltd.	42,015	7,457,623
Shriram Transport Finance Co. Ltd.	1,126,180	14,522,879
Siemens Ltd.	544,148	11,660,634
State Bank of India	11,825,821	51,503,762
Sun Pharmaceuticals Industries Ltd.	6,608,207	99,961,854
Tata Consultancy Services Ltd.	3,668,899	149,952,863
Tata Motors Ltd.	6,388,703	48,180,671
Tata Power Co. Ltd.	8,577,164	10,011,979
Tata Steel Ltd.	2,390,022	12,293,226
Tech Mahindra Ltd.	2,006,145	17,414,625
Ultratech Cement Ltd.	306,999	14,301,985
United Breweries Ltd.	545,178	8,137,176
United Spirits Ltd.[a]	431,321	24,559,794
UPL Ltd.	2,102,243	18,191,214
Wipro Ltd.	4,919,621	43,267,784
Zee Entertainment Enterprises Ltd.	4,281,111	21,701,755

		2,380,186,836
INDONESIA — 2.44%
Adaro Energy Tbk PT	105,278,500	6,846,605
Astra Agro Lestari Tbk PT	3,135,200	5,879,685
Astra International Tbk PT	157,411,900	86,895,559
Bank Central Asia Tbk PT	99,014,600	105,760,831
Bank Danamon Indonesia Tbk PT	30,814,316	10,299,401
Bank Mandiri Persero Tbk PT	75,039,400	61,142,584
Bank Negara Indonesia Persero Tbk PT	61,472,776	31,958,964
Bank Rakyat Indonesia Persero Tbk PT	87,806,822	78,185,521
Bumi Serpong Damai Tbk PT	55,973,900	8,063,391
Charoen Pokphand Indonesia Tbk PT	61,535,345	14,611,387
Global Mediacom Tbk PT	47,321,800	4,616,237
Gudang Garam Tbk PT	4,063,500	14,472,992
Indocement Tunggal Prakarsa Tbk PT	10,838,300	18,358,887
Indofood CBP Sukses Makmur Tbk PT	7,112,800	7,583,975
Indofood Sukses Makmur Tbk PT	37,621,300	20,767,959
Jasa Marga Persero Tbk PT	14,704,100	7,199,716
Kalbe Farma Tbk PT	178,754,015	24,872,005
Lippo Karawaci Tbk PT	156,171,900	15,352,652
Matahari Department Store Tbk PT	16,623,300	21,935,616
Media Nusantara Citra Tbk PT	33,442,700	5,209,616
Perusahaan Gas Negara Persero Tbk PT	84,678,800	27,502,680
Semen Indonesia Persero Tbk PT	22,809,600	23,199,419
Summarecon Agung Tbk PT	47,951,200	7,161,496
Surya Citra Media Tbk PT	33,284,900	7,777,552
Tambang Batubara Bukit Asam Persero Tbk PT	5,317,700	3,950,877
Telekomunikasi Indonesia Persero Tbk PT	389,952,900	83,894,132
Tower Bersama Infrastructure Tbk PT	11,769,300	8,388,207
Unilever Indonesia Tbk PT	11,775,100	38,555,795
United Tractors Tbk PT	13,593,153	20,866,682

47

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

XL Axiata Tbk PT	18,693,100	$6,064,232

		777,374,655
MALAYSIA — 3.26%
AirAsia Bhd[b]	9,957,400	5,948,365
Alliance Financial Group Bhd[b]	7,808,000	9,605,587
AMMB Holdings Bhd[b]	16,587,475	28,505,481
Astro Malaysia Holdings Bhd	8,802,000	7,491,064
Axiata Group Bhd	19,498,900	34,998,026
Berjaya Sports Toto Bhd[b]	8,531,963	7,680,163
British American Tobacco Malaysia Bhd	1,192,174	20,162,244
Bumi Armada Bhd[a,b]	13,803,566	4,781,923
CIMB Group Holdings Bhd[b]	38,875,200	60,126,128
Dialog Group Bhd[b]	24,054,712	10,760,973
DiGi.Com Bhd	25,194,700	38,554,901
Felda Global Ventures Holdings Bhd[b]	9,127,100	4,904,634
Gamuda Bhd[b]	13,918,900	18,945,802
Genting Bhd	17,349,300	40,320,795
Genting Malaysia Bhd[b]	26,457,992	30,672,795
Genting Plantations Bhd	3,176,600	8,578,380
Hong Leong Bank Bhd	3,782,800	14,095,212
Hong Leong Financial Group Bhd	886,400	3,738,064
IHH Healthcare Bhd	18,400,600	29,262,274
IJM Corp. Bhd[b]	11,551,120	22,150,675
IOI Corp. Bhd[b]	23,800,620	25,904,112
IOI Properties Group Bhd	17,406,985	9,306,517
Kuala Lumpur Kepong Bhd[b]	3,609,700	20,382,103
Lafarge Malaysia Bhd[b]	3,078,000	7,976,268
Malayan Banking Bhd	35,319,500	86,998,114
Malaysia Airports Holdings Bhd	5,115,200	8,860,207
Maxis Bhd	14,287,800	26,852,957
MISC Bhd[b]	8,587,500	19,442,512
Petronas Chemicals Group Bhd	20,547,000	35,085,712
Petronas Dagangan Bhd	1,800,500	9,773,582
Petronas Gas Bhd	5,097,000	30,448,527
PPB Group Bhd	4,250,770	17,694,149
Public Bank Bhd[b]	20,121,630	101,541,232
RHB Capital Bhd[b]	3,565,100	7,488,072
Sapurakencana Petroleum Bhd[b]	25,741,300	18,466,890
Sime Darby Bhd	23,168,673	52,581,386
Telekom Malaysia Bhd	8,858,100	17,590,553
Tenaga Nasional Bhd	26,356,250	96,050,055
UEM Sunrise Bhd	5,525,051	1,552,319
UMW Holdings Bhd[b]	5,157,650	15,081,835
Westports Holdings Bhd	4,606,500	5,315,192
YTL Corp. Bhd[b]	35,325,962	15,321,407
YTL Power International Bhd	21,801,243	9,396,062

		1,040,393,249
MEXICO — 4.40%
Alfa SAB de CV	21,836,900	42,843,408
America Movil SAB de CV	252,847,300	265,581,266
Arca Continental SAB de CV	3,402,936	20,603,061
Cemex SAB de CV CPO[a]	98,493,682	92,086,875
Coca-Cola Femsa SAB de CV Series L	3,409,993	29,065,059
Controladora Comercial Mexicana SAB de CV BC Units	3,089,000	10,010,096
El Puerto de Liverpool SAB de CV Series C1	1,636,500	18,374,383
Fibra Uno Administracion SA de CV	17,856,200	45,476,248
Fomento Economico Mexicano SAB de CV	14,475,000	128,605,142
Gentera SAB de CVb	9,031,000	15,481,798
Gruma SAB de CV Series B	1,419,300	18,712,039

Security	Shares	Value

Grupo Aeroportuario del Pacifico SAB de CV Series B	2,175,500	$15,453,797
Grupo Aeroportuario del Sureste SAB de CV Series B	1,741,600	25,087,532
Grupo Bimbo SAB de CVa	12,168,400	32,884,049
Grupo Carso SAB de CV Series A1	3,832,941	16,178,462
Grupo Comercial Chedraui SA de CVb	1,566,100	4,765,343
Grupo Financiero Banorte SAB de CV	19,575,356	110,332,498
Grupo Financiero Inbursa SAB de CV Series O	18,337,800	41,816,117
Grupo Financiero Santander Mexico SAB de CV Series Bb	14,419,000	27,093,033
Grupo Lala SAB de CVb	3,437,100	7,133,488
Grupo Mexico SAB de CV Series B	29,351,688	90,757,914
Grupo Televisa SAB	19,242,500	145,273,966
Industrias Penoles SAB de CV	1,084,258	19,082,294
Kimberly-Clark de Mexico SAB de CV Series A	12,612,500	28,441,655
Mexichem SAB de CVb	7,959,892	24,081,083
OHL Mexico SAB de CVa	5,372,200	7,227,604
Promotora y Operadora de Infraestructura SAB de CVa	1,990,600	21,650,635
Wal-Mart de Mexico SAB de CV	40,827,700	100,644,751

		1,404,743,596
PERU — 0.40%
Cia. de Minas Buenaventura SA ADR	1,482,257	16,601,278
Credicorp Ltd.	531,590	75,028,613
Southern Copper Corp.	1,192,657	35,803,563

		127,433,454
PHILIPPINES — 1.34%
Aboitiz Equity Ventures Inc.	16,336,880	20,519,575
Aboitiz Power Corp.	6,772,964	6,532,185
Alliance Global Group Inc.	16,563,680	8,526,106
Ayala Corp.	1,923,956	34,090,507
Ayala Land Inc.	55,164,700	49,553,577
Bank of the Philippine Islands	8,129,522	17,869,085
BDO Unibank Inc.	11,159,826	27,032,886
DMCI Holdings Inc.	19,634,900	5,857,220
Energy Development Corp.	61,847,100	10,972,537
Globe Telecom Inc.	339,185	19,399,389
GT Capital Holdings Inc.	501,500	15,702,456
International Container Terminal Services Inc.	5,866,660	14,079,458
JG Summit Holdings Inc.	17,550,234	26,964,024
Jollibee Foods Corp.	4,113,809	18,546,049
Megaworld Corp.	73,386,015	7,818,405
Metro Pacific Investments Corp.	64,370,200	6,496,936
Metropolitan Bank & Trust Co.	2,792,536	5,605,741
Philippine Long Distance Telephone Co.	745,828	46,504,471
SM Investments Corp.	1,442,825	28,477,874
SM Prime Holdings Inc.	60,201,825	25,979,211
Universal Robina Corp.	7,153,680	30,613,932

		427,141,624
POLAND — 1.48%
Alior Bank SAa,b	367,577	9,098,886
Bank Handlowy w Warszawie SA	290,677	8,429,122
Bank Millennium SAa	4,078,638	7,754,560
Bank Pekao SA	1,059,560	52,873,607
Bank Zachodni WBK SAa	260,280	23,564,787
CCC SA	113,160	5,538,374
Cyfrowy Polsat SAa	1,758,038	11,717,445
ENEA SA	1,346,819	6,003,555
Energa SA	1,395,539	8,517,269
Eurocash SA	630,410	6,253,068

48

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Getin Noble Bank SAa	7,021,914	$2,954,312
Grupa Azoty SA	260,055	5,278,104
Grupa Lotos SAa,b	644,573	5,185,213
KGHM Polska Miedz SA	1,046,258	32,094,829
LPP SA	7,774	16,007,973
mBank SAa,b	129,057	15,636,400
Orange Polska SA	5,242,429	14,490,178
PGE Polska Grupa Energetyczna SA	6,509,339	35,619,885
Polski Koncern Naftowy Orlen SA	2,547,372	47,923,479
Polskie Gornictwo Naftowe i Gazownictwo SA	14,394,745	24,340,052
Powszechna Kasa Oszczednosci Bank Polski SA	6,961,876	60,583,189
Powszechny Zaklad Ubezpieczen SA	443,642	52,924,220
Synthos SA	5,006,597	6,345,902
Tauron Polska Energia SA	9,263,955	11,742,138

		470,876,547
QATAR — 0.90%
Barwa Real Estate Co.	1,033,547	14,198,244
Commercial Bank of Qatar QSC (The)	662,582	9,830,323
Doha Bank QSC	624,784	9,183,709
Ezdan Holding Group QSC	4,734,752	23,766,772
Gulf International Services QSC	369,905	7,845,885
Industries Qatar QSC	1,205,924	44,430,697
Masraf Al Rayan QSC	3,055,124	37,352,809
Ooredoo QSC	555,310	13,487,212
Qatar Electricity & Water Co. QSC	242,641	14,199,668
Qatar Insurance Co. SAQ	505,473	14,012,755
Qatar Islamic Bank SAQ	420,163	12,328,876
Qatar National Bank SAQ	1,397,826	72,162,954
Vodafone Qatar QSC	3,108,567	13,323,528

		286,123,432
RUSSIA — 3.56%
Alrosa AO	13,199,300	16,381,994
Gazprom OAO	45,904,679	122,185,794
Gazprom OAO ADR	22,826,327	122,508,897
Lukoil OAO	1,949,715	92,197,165
Lukoil OAO ADR (London)	2,006,338	96,223,970
Magnit PJSC GDR[d]	2,021,631	105,428,057
MegaFon OAO GDR[d]	767,587	11,782,460
MMC Norilsk Nickel OJSC	431,802	74,928,739
Mobile TeleSystems OJSC ADR	4,059,551	42,462,903
Moscow Exchange MICEX-RTS OAO	9,339,510	12,695,969
NOVATEK OAO GDR[d]	690,052	69,626,247
Rosneft OAO	8,634,737	38,825,404
Rostelecom OJSC	6,697,210	10,211,840
RusHydro JSC	964,269,100	10,772,482
Sberbank of Russia	80,779,051	113,065,546
Severstal PAO	1,682,603	19,757,167
Sistema JSFC GDR[d]	1,401,040	10,647,904
Surgutneftegas OAO	28,501,860	17,061,320
Surgutneftegas OAO ADR	2,834,491	17,262,050
Tatneft OAO Class S	11,069,190	60,641,535
Uralkali PJSC	2,953,955	8,087,273
Uralkali PJSC GDR[d]	402,959	5,492,331
VTB Bank OJSC	38,486,082,000	58,719,786

		1,136,966,833
SOUTH AFRICA — 7.42%
African Bank Investments Ltd.[a,b]	14,665,413	12,053

Security	Shares	Value

African Rainbow Minerals Ltd.	653,822	$5,255,186
Anglo American Platinum Ltd.[a]	415,852	9,875,321
AngloGold Ashanti Ltd.[a]	3,148,143	30,439,401
Aspen Pharmacare Holdings Ltd.	2,628,472	78,914,105
Barclays Africa Group Ltd.	2,671,980	38,589,472
Barloworld Ltd.	1,795,177	14,499,804
Bidvest Group Ltd. (The)	2,555,402	63,210,116
Brait SEa	2,571,520	22,448,428
Capitec Bank Holdings Ltd.	257,210	10,710,116
Coronation Fund Managers Ltd.	1,525,861	11,098,083
Discovery Ltd.	2,692,941	26,960,948
Exxaro Resources Ltd.[b]	1,153,602	7,963,885
FirstRand Ltd.	26,473,296	113,136,068
Foschini Group Ltd. (The)	1,632,297	21,799,286
Gold Fields Ltd.	6,114,583	21,241,678
Growthpoint Properties Ltd.	17,231,122	36,522,006
Hyprop Investments Ltd.	1,699,101	15,973,386
Impala Platinum Holdings Ltd.[a]	4,062,193	20,464,953
Imperial Holdings Ltd.	1,474,732	22,070,530
Investec Ltd.	2,369,441	21,416,541
Kumba Iron Ore Ltd.	470,297	5,990,921
Liberty Holdings Ltd.	1,051,218	13,557,777
Life Healthcare Group Holdings Ltd.	7,274,872	21,804,736
Massmart Holdings Ltd.	694,971	8,610,210
Mediclinic International Ltd.	3,097,347	27,199,074
MMI Holdings Ltd./South Africa	7,413,224	18,655,291
Mondi Ltd.	806,028	18,243,979
Mr. Price Group Ltd.	1,859,114	36,901,910
MTN Group Ltd.	12,825,538	226,854,783
Nampak Ltd.	3,937,437	11,575,034
Naspers Ltd. Class N	3,071,310	450,571,545
Nedbank Group Ltd.	1,696,171	33,595,136
Netcare Ltd.	8,312,335	26,581,164
Pick n Pay Stores Ltd.	2,333,003	10,938,573
PSG Group Ltd.	451,235	7,725,815
Rand Merchant Insurance Holdings Ltd.	4,555,612	16,248,983
Redefine Properties Ltd.	25,999,826	22,863,565
Remgro Ltd.	3,771,969	77,034,316
Resilient Property Income Fund Ltd.	1,843,783	13,995,340
RMB Holdings Ltd.	5,026,539	27,045,880
Sanlam Ltd.	13,780,715	77,546,429
Sappi Ltd.[a]	3,820,652	15,144,135
Sasol Ltd.	4,260,550	149,934,664
Shoprite Holdings Ltd.	3,590,554	47,512,079
SPAR Group Ltd. (The)	1,448,815	22,170,849
Standard Bank Group Ltd.	9,568,053	124,321,192
Steinhoff International Holdings Ltd.	17,498,096	108,214,890
Telkom SA SOC Ltd.[a]	1,766,352	10,091,988
Tiger Brands Ltd.	1,297,356	29,960,924
Truworths International Ltd.	3,089,931	22,029,670
Tsogo Sun Holdings Ltd.	1,515,150	3,237,566
Vodacom Group Ltd.	2,808,327	30,839,609
Woolworths Holdings Ltd./South Africa	7,427,198	58,232,187

		2,367,831,580
SOUTH KOREA — 13.82%
AmorePacific Corp.	258,169	94,112,588
AmorePacific Group	221,052	34,905,572
BNK Financial Group Inc.[b]	1,600,709	22,676,410
Celltrion Inc.[a,b]	488,832	30,434,837
Cheil Industries Inc.[a,b]	202,630	35,104,859
Cheil Worldwide Inc.[a,b]	648,900	12,061,665

49

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

CJ CheilJedang Corp.	64,025	$23,686,217
CJ Corp.	117,096	25,358,033
CJ Korea Express Co. Ltd.[a,b]	49,858	8,457,752
Coway Co. Ltd.	429,776	35,483,423
Daelim Industrial Co. Ltd.[b]	219,233	15,489,234
Daewoo Engineering & Construction Co. Ltd.[a,b]	682,508	4,354,010
Daewoo International Corp.[b]	334,277	8,038,333
Daewoo Securities Co. Ltd.	1,355,691	17,492,787
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	791,884	11,432,568
Daum Kakao Corp.[b]	196,114	20,757,205
DGB Financial Group Inc.	1,319,604	15,657,832
Dongbu Insurance Co. Ltd.	351,796	16,316,097
Doosan Corp.	70,753	7,309,920
Doosan Heavy Industries & Construction Co. Ltd.[b]	378,192	9,299,104
Doosan Infracore Co. Ltd.[a,b]	994,431	9,376,769
E-Mart Co. Ltd.	169,228	37,640,155
GS Engineering & Construction Corp.[a,b]	377,910	9,223,971
GS Holdings Corp.	398,648	17,841,589
Halla Visteon Climate Control Corp.[b]	269,281	8,965,909
Hana Financial Group Inc.	2,257,057	60,486,887
Hankook Tire Co. Ltd.	572,820	22,664,703
Hanmi Pharm Co. Ltd.[a]	6,899	2,564,753
Hanssem Co. Ltd.[b]	77,637	15,762,080
Hanwha Chemical Corp.[b]	768,390	13,208,057
Hanwha Corp.	336,725	13,125,667
Hanwha Life Insurance Co. Ltd.	1,813,788	13,502,144
Hotel Shilla Co. Ltd.[b]	259,468	27,977,826
Hyosung Corp.	186,134	19,314,604
Hyundai Department Store Co. Ltd.	115,559	15,953,555
Hyundai Development Co. Engineering & Construction	436,313	23,818,576
Hyundai Engineering & Construction Co. Ltd.	574,411	22,934,976
Hyundai Glovis Co. Ltd.	140,981	31,866,222
Hyundai Heavy Industries Co. Ltd.[a,b]	322,933	37,880,704
Hyundai Marine & Fire Insurance Co. Ltd.[b]	517,663	12,985,366
Hyundai Merchant Marine Co. Ltd.[a,b]	592,997	4,735,415
Hyundai Mipo Dockyard Co. Ltd.[a,b]	87,833	6,221,422
Hyundai Mobis Co. Ltd.	525,657	106,008,878
Hyundai Motor Co.	1,196,441	170,573,136
Hyundai Steel Co.[b]	538,090	36,220,631
Hyundai Wia Corp.	126,214	16,285,677
Industrial Bank of Korea	2,046,378	26,866,501
Kangwon Land Inc.	871,604	31,694,691
KB Financial Group Inc.	3,058,369	111,075,436
KCC Corp.	45,490	22,493,589
KEPCO Plant Service & Engineering Co. Ltd.	153,971	14,935,152
Kia Motors Corp.	2,037,836	87,618,214
Korea Aerospace Industries Ltd.	368,041	21,154,263
Korea Electric Power Corp.	2,050,130	85,464,476
Korea Gas Corp.	229,531	10,769,783
Korea Investment Holdings Co. Ltd.	284,535	17,047,709
Korea Zinc Co. Ltd.	69,753	31,595,764
Korean Air Lines Co. Ltd.[a]	245,612	8,964,589
KT Corp.[a]	236,556	6,179,378
KT Corp. ADR[a]	123,975	1,621,593
KT&G Corp.	857,147	74,558,061
Kumho Petrochemical Co. Ltd.[b]	112,617	7,997,255
LG Chem Ltd.	359,331	80,896,083
LG Corp.	763,303	42,908,890
LG Display Co. Ltd.	1,867,422	49,286,798
LG Electronics Inc.[b]	820,576	40,945,502
LG Household & Health Care Ltd.	73,635	53,685,612
LG Innotek Co. Ltd.[b]	100,953	8,662,874
LG Uplus Corp.	1,711,808	14,395,714

Security	Shares	Value

Lotte Chemical Corp.	122,747	$26,138,770
Lotte Confectionery Co. Ltd.	4,297	7,777,832
Lotte Shopping Co. Ltd.	82,953	18,937,161
LS Corp.	128,207	5,697,446
LS Industrial Systems Co. Ltd.	138,859	6,640,674
Mirae Asset Securities Co. Ltd.	179,867	9,283,458
NAVER Corp.	216,451	118,943,072
NCsoft Corp.	121,103	21,526,994
NH Investment & Securities Co. Ltd.[b]	1,037,833	11,939,879
OCI Co. Ltd.[b]	126,439	10,792,808
Orion Corp./Republic of Korea	27,662	31,200,090
Paradise Co. Ltd.[b]	328,177	9,090,940
POSCO	519,099	114,288,433
S-1 Corp.	167,356	12,488,465
S-Oil Corp.	349,457	20,811,335
Samsung C&T Corp.	967,203	54,981,989
Samsung Card Co. Ltd.	286,098	10,790,793
Samsung Electro-Mechanics Co. Ltd.[b]	463,452	23,083,736
Samsung Electronics Co. Ltd.	862,963	1,017,724,016
Samsung Fire & Marine Insurance Co. Ltd.	270,078	74,084,107
Samsung Heavy Industries Co. Ltd.[b]	1,145,974	18,509,303
Samsung Life Insurance Co. Ltd.	615,173	62,169,525
Samsung SDI Co. Ltd.[b]	424,827	46,958,094
Samsung SDS Co. Ltd.[b]	232,921	70,406,979
Samsung Securities Co. Ltd.	442,374	23,311,204
Shinhan Financial Group Co. Ltd.	3,374,110	127,566,171
Shinsegae Co. Ltd.	54,007	11,841,824
SK C&C Co. Ltd.[b]	160,204	36,066,680
SK Holdings Co. Ltd.	179,393	28,974,822
SK Hynix Inc.	4,497,982	207,396,238
SK Innovation Co. Ltd.[a]	471,644	47,877,239
SK Networks Co. Ltd.	822,185	6,127,903
SK Telecom Co. Ltd.	71,664	15,939,703
SK Telecom Co. Ltd. ADR	77,669	1,898,230
Woori Bank	2,435,702	23,076,807
Yuhan Corp.	78,430	18,895,385

		4,409,624,150
TAIWAN — 12.75%
Acer Inc.[a,b]	22,582,121	13,500,861
Advanced Semiconductor Engineering Inc.[b]	49,117,701	70,412,760
Advantech Co. Ltd.[b]	2,630,370	21,210,588
Asia Cement Corp.[b]	18,492,077	23,436,673
Asia Pacific Telecom Co. Ltd.[b]	11,600,000	4,705,307
Asutek Computer Inc.[b]	5,524,968	54,362,243
AU Optronics Corp.[b]	67,851,000	37,249,189
Casetek Holdings Ltd.	764,000	5,389,046
Catcher Technology Co. Ltd.[b]	5,105,210	59,879,308
Cathay Financial Holding Co. Ltd.	64,147,644	114,739,701
Chailease Holding Co. Ltd.[b]	7,509,820	18,986,806
Chang Hwa Commercial Bank Ltd.	36,241,996	21,195,185
Cheng Shin Rubber Industry Co. Ltd.[b]	12,521,128	28,964,262
Chicony Electronics Co. Ltd.[b]	4,486,088	12,540,526
China Airlines Ltd.[a]	18,568,347	9,074,551
China Development Financial Holding Corp.	113,495,848	45,482,649
China Life Insurance Co. Ltd./Taiwan	21,403,803	23,988,884
China Motor Corp.	3,939,000	3,388,056
China Steel Corp.[b]	92,143,313	76,253,222
Chunghwa Telecom Co. Ltd.	29,304,410	92,611,598
Compal Electronics Inc.	33,155,908	27,438,180
CTBC Financial Holding Co. Ltd.	109,630,494	83,223,879
CTCI Corp.	3,064,000	5,280,865

50

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Delta Electronics Inc.	14,196,000	$81,171,537
E.Sun Financial Holding Co. Ltd.	48,410,232	32,964,319
Eclat Textile Co. Ltd.[b]	1,378,360	20,298,398
Epistar Corp.[b]	7,361,345	11,871,977
EVA Airways Corp.[a]	13,542,360	10,037,751
Evergreen Marine Corp. Taiwan Ltd.[a]	14,034,325	8,070,434
Far Eastern Department Stores Ltd.	1,987,191	1,463,217
Far Eastern New Century Corp.	24,924,763	27,488,458
Far EasTone Telecommunications Co. Ltd.	12,387,000	29,420,790
Feng TAY Enterprise Co. Ltd.	1,972,000	10,568,990
First Financial Holding Co. Ltd.	57,164,706	35,200,630
Formosa Chemicals & Fibre Corp.	25,380,090	62,100,308
Formosa International Hotels Corp.	14,015	131,735
Formosa Petrochemical Corp.[b]	7,754,000	18,972,580
Formosa Plastics Corp.	32,322,280	79,297,158
Formosa Taffeta Co. Ltd.	7,315,000	7,936,321
Foxconn Technology Co. Ltd.	6,960,659	24,492,593
Fubon Financial Holding Co. Ltd.	52,320,969	107,734,182
Giant Manufacturing Co. Ltd.[b]	2,340,203	19,900,074
Hermes Microvision Inc.[b]	314,000	24,808,588
Highwealth Construction Corp.	4,764,900	11,953,778
Hiwin Technologies Corp.[b]	1,549,449	11,939,031
Hon Hai Precision Industry Co. Ltd.	101,803,812	328,698,979
Hotai Motor Co. Ltd.[b]	1,980,000	31,900,108
HTC Corp.[a,b]	5,253,708	17,630,467
Hua Nan Financial Holdings Co. Ltd.	42,324,636	25,441,942
Innolux Corp.[b]	63,785,002	39,485,063
Inotera Memories Inc.[a,b]	17,694,000	20,868,693
Inventec Corp.	18,381,281	13,175,258
Kinsus Interconnect Technology Corp.[b]	2,056,000	6,243,091
Largan Precision Co. Ltd.	784,000	87,358,030
Lite-On Technology Corp.	15,961,157	20,489,023
MediaTek Inc.[b]	11,339,338	153,134,448
Mega Financial Holding Co. Ltd.	76,634,162	68,661,892
Merida Industry Co. Ltd.[b]	1,688,500	12,185,278
Nan Ya Plastics Corp.	37,352,160	88,351,312
Novatek Microelectronics Corp.[b]	4,541,000	24,781,465
Pegatron Corp.	12,815,414	38,246,243
Phison Electronics Corp.	1,191,535	11,529,857
Pou Chen Corp.	17,073,220	24,475,342
Powertech Technology Inc.[b]	5,018,300	10,692,888
President Chain Store Corp.[b]	4,526,000	32,736,194
Quanta Computer Inc.[b]	20,929,000	53,118,597
Radiant Opto-Electronics Corp.[b]	3,472,240	12,726,908
Realtek Semiconductor Corp.[b]	3,524,637	10,760,059
Ruentex Development Co. Ltd.[b]	5,386,337	8,651,693
Ruentex Industries Ltd.	4,201,598	9,828,780
Shin Kong Financial Holding Co. Ltd.[b]	55,508,074	18,030,675
Siliconware Precision Industries Co. Ltd.	23,424,190	38,769,389
Simplo Technology Co. Ltd.	2,476,202	11,415,716
SinoPac Financial Holdings Co. Ltd.	62,194,001	28,672,502
Standard Foods Corp.[b]	2,899,066	7,546,847
Synnex Technology International Corp.	10,360,985	15,376,238
Taishin Financial Holding Co. Ltd.	58,896,025	25,521,035
Taiwan Business Bank[a]	25,312,723	8,288,302
Taiwan Cement Corp.	26,034,296	35,370,610
Taiwan Cooperative Financial Holding Co. Ltd.	46,505,422	24,773,194
Taiwan Fertilizer Co. Ltd.[b]	5,400,000	9,377,382
Taiwan Glass Industry Corp.[b]	4,610,176	2,891,405
Taiwan Mobile Co. Ltd.	13,082,600	46,033,975
Taiwan Semiconductor Manufacturing Co. Ltd.[b]	190,204,000	904,759,522
Teco Electric and Machinery Co. Ltd.	15,278,000	14,086,841
TPK Holding Co. Ltd.[b]	2,139,827	14,222,289

Security	Shares	Value

Transcend Information Inc.	1,093,000	$4,202,066
U-Ming Marine Transport Corp.	3,439,000	4,784,325
Uni-President Enterprises Corp.	35,975,576	64,114,424
United Microelectronics Corp.[b]	94,628,000	42,854,371
Vanguard International Semiconductor Corp.[b]	6,478,000	10,552,895
Wan Hai Lines Ltd.	3,564,000	3,402,248
Wistron Corp.[b]	17,178,560	14,104,184
WPG Holdings Ltd.[b]	10,021,532	12,913,420
Yang Ming Marine Transport Corp.[a]	13,382,075	5,428,170
Yuanta Financial Holding Co. Ltd.	66,521,343	39,011,637
Yulon Motor Co. Ltd.	7,618,000	10,250,657
Zhen Ding Technology Holding Ltd.	2,214,075	7,862,841

		4,066,925,958
THAILAND — 2.19%
Advanced Info Service PCL NVDR	8,103,100	56,365,202
Airports of Thailand PCL NVDR	3,501,600	31,018,930
Bangkok Bank PCL Foreign	2,142,100	11,589,245
Bangkok Bank PCL NVDR	2,431,800	13,156,587
Bangkok Dusit Medical Services PCL NVDR	27,940,400	16,030,015
Banpu PCL NVDR[b]	8,771,900	6,910,088
BEC World PCL NVDR	8,198,000	9,138,674
BTS Group Holdings PCL NVDR	38,702,100	11,044,594
Bumrungrad Hospital PCL NVDR	2,083,800	10,778,276
Central Pattana PCL NVDR	11,045,900	14,201,402
Charoen Pokphand Foods PCL NVDR[b]	22,304,400	16,244,287
CP ALL PCL NVDR	34,611,000	47,070,548
Delta Electronics Thailand PCL NVDR	2,646,300	6,725,881
Energy Absolute PCL NVDR[b]	7,195,600	5,261,943
Glow Energy PCL NVDR	4,573,800	12,168,701
Home Product Center PCL NVDR[b]	22,219,514	4,425,409
Indorama Ventures PCL NVDR	10,901,680	8,263,759
IRPC PCL NVDR	80,262,500	9,877,727
Kasikornbank PCL Foreign	9,144,500	53,007,655
Kasikornbank PCL NVDR[b]	5,073,400	29,408,829
Krung Thai Bank PCL NVDR[b]	29,135,000	15,676,085
Minor International PCL NVDR[b]	12,606,720	11,429,993
PTT Exploration & Production PCL NVDR	10,611,839	34,068,924
PTT Global Chemical PCL NVDR	12,754,930	24,834,956
PTT PCL NVDR	7,745,800	79,898,710
Siam Cement PCL (The) Foreign	2,417,600	37,801,950
Siam Cement PCL (The) NVDR	883,500	13,867,063
Siam Commercial Bank PCL (The) NVDR	12,314,700	58,022,591
Thai Oil PCL NVDR	6,800,700	10,815,620
Thai Union Frozen Products PCL NVDR[b]	12,524,300	7,594,998
TMB Bank PCL NVDR	96,564,300	7,291,121
True Corp. PCL NVDR[a]	67,920,621	23,218,999

		697,208,762
TURKEY — 1.41%
Akbank TAS	16,756,935	49,918,293
Anadolu Efes Biracilik ve Malt Sanayii AS	1,426,549	13,209,779
Arcelik AS	1,503,126	8,159,343
BIM Birlesik Magazalar AS	1,681,923	30,864,740
Coca-Cola Icecek AS	463,537	7,853,313
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	16,152,977	18,143,276
Enka Insaat ve Sanayi ASb	3,462,479	6,737,655
Eregli Demir ve Celik Fabrikalari TAS	11,278,295	18,133,396
Ford Otomotiv Sanayi AS	609,486	8,162,350
Haci Omer Sabanci Holding AS	7,292,729	27,395,676
KOC Holding ASb	5,030,505	22,487,983

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

Petkim Petrokimya Holding ASb	2,012,630	$2,804,980
TAV Havalimanlari Holding AS	1,383,902	11,489,194
Tofas Turk Otomobil Fabrikasi AS	882,940	5,986,877
Tupras Turkiye Petrol Rafinerileri ASa	1,002,908	25,091,538
Turk Hava Yollari AOa	4,462,358	15,120,387
Turk Telekomunikasyon AS	3,355,467	8,760,517
Turkcell Iletisim Hizmetleri AS	6,649,618	28,976,547
Turkiye Garanti Bankasi AS	17,828,118	56,457,939
Turkiye Halk Bankasi AS	4,854,008	24,342,978
Turkiye Is Bankasi Class C	12,456,287	26,484,818
Turkiye Sise ve Cam Fabrikalari AS	4,375,688	5,851,784
Turkiye Vakiflar Bankasi Tao Class D	6,091,829	10,526,827
Ulker Biskuvi Sanayi ASb	1,058,205	7,413,795
Yapi ve Kredi Bankasi ASb	7,185,389	11,120,888

		451,494,873
UNITED ARAB EMIRATES — 0.70%
Abu Dhabi Commercial Bank PJSC	13,093,540	27,163,467
Aldar Properties PJSC	27,117,326	19,269,060
Arabtec Holding PJSC[a]	17,901,884	11,209,848
DP World Ltd.	1,303,194	26,129,040
Dubai Financial Market PJSC	16,253,321	8,186,288
Dubai Islamic Bank PJSC	8,635,547	15,963,672
Emaar Malls Group PJSC[a]	10,158,244	9,679,654
Emaar Properties PJSC	29,389,036	62,409,845
First Gulf Bank PJSC	7,304,699	29,134,872
National Bank of Abu Dhabi PJSC	5,171,263	14,712,486

		223,858,232

TOTAL COMMON STOCKS
(Cost: $29,005,398,508)		30,549,092,288

PREFERRED STOCKS — 3.86%

BRAZIL — 2.69%
AES Tiete SA	841,100	4,478,701
Banco Bradesco SA	19,386,710	171,302,098
Banco do Estado do Rio Grande do Sul SA Class B	1,491,700	4,663,023
Braskem SA Class A	1,277,100	5,188,244
Centrais Eletricas Brasileiras SA Class B	1,834,637	5,355,765
Cia. Brasileira de Distribuicao	1,104,586	29,633,462
Cia. Energetica de Minas Gerais	5,950,102	26,427,503
Cia. Energetica de Sao Paulo Class B	1,470,300	9,113,963
Cia. Paranaense de Energia Class B	837,175	8,593,067
Gerdau SA	6,543,385	17,769,576
Itau Unibanco Holding SA	21,312,952	229,177,987
Itausa — Investimentos Itau SA	27,579,064	76,190,987
Lojas Americanas SA	4,025,970	20,403,494
Oi SA	2,187,777	4,844,823
Petroleo Brasileiro SA	29,725,627	114,802,036
Suzano Papel e Celulose SA Class A	2,795,100	14,603,229
Telefonica Brasil SA	2,440,867	34,289,571
Usinas Siderurgicas de Minas Gerais SA Class A	2,903,700	4,638,498
Vale SA	14,276,651	74,947,275

		856,423,302
CHILE — 0.06%
Embotelladora Andina SA Class B	1,806,848	5,754,702

Security	Shares	Value

Sociedad Quimica y Minera de Chile SA Series B	749,076	$14,516,714

		20,271,416
COLOMBIA — 0.20%
Banco Davivienda SA	792,650	7,846,922
Bancolombia SA	3,485,765	35,579,193
Grupo Aval Acciones y Valores	22,673,573	11,437,422
Grupo de Inversiones Suramericana SA	634,039	8,285,691

		63,149,228
RUSSIA — 0.21%
AK Transneft OAO	11,449	26,823,764
Surgutneftegas OAO	54,904,100	39,984,896

		66,808,660
SOUTH KOREA — 0.70%
Amorepacific Corp.	42,367	8,238,293
Hyundai Motor Co.	165,823	17,506,241
Hyundai Motor Co. Series 2	290,447	31,711,335
LG Chem Ltd.	61,923	9,917,737
Samsung Electronics Co. Ltd.	161,458	157,196,645

		224,570,251

TOTAL PREFERRED STOCKS
(Cost: $1,637,859,796)		1,231,222,857

RIGHTS — 0.00%

BRAZIL — 0.00%
CETIP SA — Mercados Organizados[a]	807	738

		738

TOTAL RIGHTS
(Cost: $0)		738

SHORT-TERM INVESTMENTS — 3.34%

MONEY MARKET FUNDS — 3.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	1,008,231,266	1,008,231,266

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	56,462,656	$56,462,656

		1,064,693,922

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,064,693,922)		1,064,693,922

TOTAL INVESTMENTS IN SECURITIES — 102.96%
(Cost: $31,707,952,226)		32,845,009,805
Other Assets, Less Liabilities — (2.96)%		(943,694,524)

NET ASSETS — 100.00%		$31,901,315,281

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-mini	2,645	Jun. 2015	NYSE LIFFE	$131,840,025	$6,169,065

See accompanying notes to schedules of investments.

53

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.76%

CHINA — 36.68%
AAC Technologies Holdings Inc.	44,000	$246,067
Agricultural Bank of China Ltd. Class H	1,417,000	769,597
Air China Ltd. Class H	114,000	140,155
Alibaba Health Information Technology Ltd.[a]	150,000	207,442
Alibaba Pictures Group Ltd.[a,b]	340,000	146,061
Aluminum Corp. of China Ltd. Class Ha,b	234,000	140,976
Anhui Conch Cement Co. Ltd. Class H	74,500	312,357
Anta Sports Products Ltd.	59,000	136,853
AviChina Industry & Technology Co. Ltd. Class H	128,000	162,651
Bank of China Ltd. Class H	4,841,000	3,216,279
Bank of Communications Co. Ltd. Class H	544,000	517,925
BBMG Corp. Class H	67,000	75,025
Beijing Capital International Airport Co. Ltd. Class H	86,000	102,957
Beijing Enterprises Holdings Ltd.	31,500	275,722
Beijing Enterprises Water Group Ltd.	268,000	226,458
Belle International Holdings Ltd.	281,000	358,883
Brilliance China Automotive Holdings Ltd.	188,000	293,464
Byd Co. Ltd. Class H	39,000	274,203
CGN Power Co. Ltd. Class Ha,c	397,000	247,883
China Agri-Industries Holdings Ltd.[b]	130,800	78,971
China Cinda Asset Management Co. Ltd. Class Ha	526,000	333,180
China CITIC Bank Corp. Ltd. Class Ha	508,000	429,911
China CNR Corp. Ltd. Class Ha	112,500	239,468
China Coal Energy Co. Ltd. Class Hb	169,000	102,470
China Communications Construction Co. Ltd. Class H	275,000	475,389
China Communications Services Corp. Ltd. Class H	144,000	78,952
China Conch Venture Holdings Ltd.	41,500	129,829
China Construction Bank Corp. Class H	5,106,000	5,131,327
China COSCO Holdings Co. Ltd. Class Ha,b	165,500	124,260
China Everbright Bank Co. Ltd. Class H	186,000	118,056
China Everbright International Ltd.	151,000	286,356
China Everbright Ltd.	52,000	206,952
China Galaxy Securities Co. Ltd. Class H	201,500	341,572
China Gas Holdings Ltd.	106,000	182,694
China Huishan Dairy Holdings Co. Ltd.[b]	332,000	68,957
China International Marine Containers Group Co. Ltd. Class H	28,500	81,622
China Life Insurance Co. Ltd. Class H	451,000	2,167,276
China Longyuan Power Group Corp. Ltd.	186,000	230,114
China Medical System Holdings Ltd.	64,000	106,838
China Mengniu Dairy Co. Ltd.	86,000	490,934
China Merchants Bank Co. Ltd. Class H	280,831	855,005
China Merchants Holdings International Co. Ltd.	72,000	317,666
China Minsheng Banking Corp. Ltd. Class H	363,300	500,551
China Mobile Ltd.	372,000	4,899,820
China National Building Material Co. Ltd. Class H	184,000	196,307
China Oilfield Services Ltd. Class H	110,000	204,346
China Overseas Land & Investment Ltd.[b]	248,000	899,020
China Pacific Insurance Group Co. Ltd. Class H	160,000	824,609
China Petroleum & Chemical Corp. Class H	1,544,600	1,360,969
China Power International Development Ltd.	188,000	136,788
China Railway Construction Corp. Ltd. Class H	122,000	225,065
China Railway Group Ltd. Class H	246,000	317,991
China Resources Cement Holdings Ltd.	122,000	75,074
China Resources Enterprise Ltd.	74,000	222,433
China Resources Gas Group Ltd.[b]	56,000	172,662
China Resources Land Ltd.	139,777	452,607

Security	Shares	Value

China Resources Power Holdings Co. Ltd.	116,000	$322,490
China Shenhua Energy Co. Ltd. Class H	214,000	526,197
China Shipping Container Lines Co. Ltd. Class Ha	243,000	111,287
China South City Holdings Ltd.	4	2
China Southern Airlines Co. Ltd. Class H	108,000	110,765
China State Construction International Holdings Ltd.	108,000	190,321
China Taiping Insurance Holdings Co. Ltd.[a]	97,300	396,654
China Telecom Corp. Ltd. Class H	862,000	586,043
China Unicom Hong Kong Ltd.	362,000	610,840
China Vanke Co. Ltd. Class Ha,b	84,000	221,607
Chongqing Changan Automobile Co. Ltd. Class B	51,400	136,995
Chongqing Rural Commercial Bank Co. Ltd. Class H	152,000	123,537
CITIC Ltd.	135,000	260,541
CITIC Securities Co. Ltd. Class H	65,500	278,425
CNOOC Ltd.	1,082,000	1,691,770
COSCO Pacific Ltd.	114,000	164,421
Country Garden Holdings Co. Ltd.[b]	360,828	166,180
CSPC Pharmaceutical Group Ltd.	260,000	267,663
CSR Corp. Ltd. Class Hb	141,000	272,849
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	17,200	141,123
Datang International Power Generation Co. Ltd. Class H	176,000	103,081
Dongfeng Motor Group Co. Ltd. Class H	170,000	278,086
ENN Energy Holdings Ltd.[b]	46,000	309,177
Evergrande Real Estate Group Ltd.[b]	365,000	237,791
Far East Horizon Ltd.	107,000	104,080
Fosun International Ltd.[b]	100,000	257,755
Franshion Properties China Ltd.[b]	230,000	89,608
GCL-Poly Energy Holdings Ltd.[a,b]	667,000	178,118
Geely Automobile Holdings Ltd.	325,000	168,547
GF Securities Co. Ltd.[a]	54,400	184,572
Goldin Properties Holdings Ltd.[a]	49,031	156,868
GOME Electrical Appliances Holding Ltd.	715,000	187,246
Great Wall Motor Co. Ltd. Class H	62,500	403,548
Guangdong Investment Ltd.	166,000	232,568
Guangzhou Automobile Group Co. Ltd. Class H	136,000	139,131
Guangzhou R&F Properties Co. Ltd. Class Hb	66,000	77,311
Haier Electronics Group Co. Ltd.	71,000	215,247
Haitian International Holdings Ltd.[b]	34,000	83,601
Haitong Securities Co. Ltd. Class H	89,600	284,351
Hanergy Thin Film Power Group Ltd.[a,b]	776,000	217,280
Hengan International Group Co. Ltd.	44,500	511,504
Huadian Power International Corp. Ltd. Class H	104,000	120,213
Huaneng Power International Inc. Class H	218,000	291,921
Huaneng Renewables Corp. Ltd. Class H	236,000	110,517
Industrial & Commercial Bank of China Ltd. Class H	4,493,000	3,912,476
Inner Mongolia Yitai Coal Co. Ltd. Class B	59,100	101,948
Jiangsu Expressway Co. Ltd. Class H	68,000	94,742
Jiangxi Copper Co. Ltd. Class H	78,000	154,761
Kingsoft Corp. Ltd.[b]	41,000	164,496
Kunlun Energy Co. Ltd.[b]	190,000	206,385
Lenovo Group Ltd.	412,000	653,753
Longfor Properties Co. Ltd.	91,500	150,856
Luye Pharma Group Ltd.[a]	79,000	86,016
New China Life Insurance Co. Ltd. Class H	45,000	287,362
New World China Land Ltd.	156,000	103,241
Nine Dragons Paper (Holdings) Ltd.	97,000	88,972
People’s Insurance Co. Group of China Ltd. Class H	411,000	291,619
PetroChina Co. Ltd. Class H	1,278,000	1,515,158
PICC Property & Casualty Co. Ltd. Class H	209,160	479,758
Ping An Insurance Group Co. of China Ltd. Class H	158,000	2,325,703
Semiconductor Manufacturing International Corp.[a,b]	1,664,000	191,053
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	112,000	98,685
Shanghai Electric Group Co. Ltd. Class Hb	176,000	185,501

54

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2015

Security	Shares	Value

Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	26,000	$112,029
Shanghai Industrial Holdings Ltd.[b]	29,000	111,674
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	43,300	143,560
Shenzhou International Group Holdings Ltd.	35,000	172,933
Shimao Property Holdings Ltd.	89,000	191,053
Shui On Land Ltd.	224,000	70,799
Sihuan Pharmaceutical Holdings Group Ltd.	220,000	125,162
Sino Biopharmaceutical Ltd.	184,000	218,145
Sino-Ocean Land Holdings Ltd.	207,500	148,299
Sinopec Engineering Group Co. Ltd. Class H	70,500	69,213
Sinopec Shanghai Petrochemical Co. Ltd. Class H	217,000	106,379
Sinopharm Group Co. Ltd. Class H	71,600	341,764
Sinotrans Ltd. Class H	105,000	81,951
SOHO China Ltd.	114,000	77,799
Sun Art Retail Group Ltd.[b]	148,500	130,654
Tencent Holdings Ltd.	312,100	6,268,936
Tingyi Cayman Islands Holding Corp.	126,000	267,554
Tsingtao Brewery Co. Ltd. Class H	24,000	153,879
Want Want China Holdings Ltd.[b]	365,000	412,014
Weichai Power Co. Ltd. Class H	28,800	107,560
Yanzhou Coal Mining Co. Ltd. Class Hb	108,000	95,718
Yuexiu Property Co. Ltd.[b]	460,140	106,850
Zhejiang Expressway Co. Ltd. Class H	82,000	127,789
Zhuzhou CSR Times Electric Co. Ltd. Class H	30,500	250,640
Zijin Mining Group Co. Ltd. Class H	320,000	142,836
ZTE Corp. Class H	38,800	134,897

		63,701,402
INDIA — 10.71%
Adani Ports & Special Economic Zone Ltd.	29,787	151,043
ACC Ltd.	2,419	57,284
Adani Enterprises Ltd.	8,203	90,717
Aditya Birla Nuvo Ltd.	2,402	67,978
Ambuja Cements Ltd.	39,513	146,999
Apollo Hospitals Enterprise Ltd.	4,712	89,461
Asian Paints Ltd.	17,538	216,128
Aurobindo Pharma Ltd.	8,155	175,470
Bajaj Auto Ltd.	5,046	182,992
Bharat Forge Ltd.	5,916	114,080
Bharat Heavy Electricals Ltd.	35,746	140,849
Bharat Petroleum Corp. Ltd.	10,176	135,457
Bharti Airtel Ltd.	71,772	478,283
Bharti Infratel Ltd.	28,080	210,535
Bosch Ltd.	447	165,658
Cairn India Ltd.	27,206	82,045
Cipla Ltd.	21,636	220,353
Coal India Ltd.	41,235	252,480
Container Corp. of India Ltd.	3,842	109,847
Dabur India Ltd.	32,465	137,172
Divi’s Laboratories Ltd.	2,154	61,379
DLF Ltd.	14,731	27,159
Dr. Reddy’s Laboratories Ltd.	7,190	397,995
Eicher Motors Ltd.	636	188,177
GAIL (India) Ltd.	20,093	122,336
GlaxoSmithKline Consumer Healthcare Ltd.	536	51,747
Godrej Consumer Products Ltd.	7,046	115,846
HCL Technologies Ltd.	33,809	535,063
Hero Motocorp Ltd.	3,039	128,326
Hindalco Industries Ltd.	66,851	135,290
Hindustan Unilever Ltd.	46,147	621,074
Housing Development Finance Corp. Ltd.	91,127	1,763,647
ICICI Bank Ltd.	69,565	345,558

Security	Shares	Value

Idea Cellular Ltd.	67,069	$181,886
Infosys Ltd.	55,705	1,764,619
ITC Ltd.	136,105	697,081
Jindal Steel & Power Ltd.	24,585	46,059
JSW Steel Ltd.	4,861	69,742
Larsen & Toubro Ltd.	19,085	494,395
LIC Housing Finance Ltd.	18,457	121,089
Lupin Ltd.	13,247	380,249
Mahindra & Mahindra Financial Services Ltd.	16,799	71,098
Mahindra & Mahindra Ltd.	22,303	439,346
Marico Ltd.	12,915	88,896
Motherson Sumi Systems Ltd.	12,628	96,283
Nestle India Ltd.	1,383	146,202
NTPC Ltd.	71,718	153,338
Oil & Natural Gas Corp. Ltd.	47,020	242,844
Oil India Ltd.	7,228	52,620
Piramal Enterprises Ltd.	4,082	59,725
Power Finance Corp. Ltd.	16,838	71,870
Reliance Communications Ltd.[a]	55,756	59,408
Reliance Industries Ltd.	78,498	1,077,921
Rural Electrification Corp. Ltd.	19,963	92,600
Sesa Sterlite Ltd.	54,054	166,268
Shree Cement Ltd.	462	82,005
Shriram Transport Finance Co. Ltd.	8,883	114,552
Siemens Ltd.	4,190	89,788
State Bank of India	93,849	408,731
Sun Pharmaceuticals Industries Ltd.	51,441	778,144
Tata Consultancy Services Ltd.	28,505	1,165,038
Tata Motors Ltd.	48,735	367,537
Tata Power Co. Ltd.	68,297	79,722
Tata Steel Ltd.	19,012	97,789
Tech Mahindra Ltd.	13,916	120,800
Ultratech Cement Ltd.	2,249	104,773
United Breweries Ltd.	3,917	58,464
United Spirits Ltd.[a]	3,458	196,902
UPL Ltd.	16,235	140,485
Wipro Ltd.	37,747	331,983
Zee Entertainment Enterprises Ltd.	32,900	166,776

		18,595,456
INDONESIA — 3.50%
Adaro Energy Tbk PT	877,500	57,067
Astra Agro Lestari Tbk PT	25,700	48,197
Astra International Tbk PT	1,226,800	677,226
Bank Central Asia Tbk PT	765,600	817,763
Bank Danamon Indonesia Tbk PT	218,200	72,931
Bank Mandiri Persero Tbk PT	589,700	480,491
Bank Negara Indonesia Persero Tbk PT	477,100	248,039
Bank Rakyat Indonesia Persero Tbk PT	686,200	611,011
Bumi Serpong Damai Tbk PT	464,200	66,871
Charoen Pokphand Indonesia Tbk PT	430,800	102,292
Global Mediacom Tbk PT	346,300	33,782
Gudang Garam Tbk PT	30,700	109,344
Indocement Tunggal Prakarsa Tbk PT	86,900	147,199
Indofood CBP Sukses Makmur Tbk PT	67,700	72,185
Indofood Sukses Makmur Tbk PT	274,500	151,531
Jasa Marga Persero Tbk PT	105,800	51,804
Kalbe Farma Tbk PT	1,345,700	187,242
Lippo Karawaci Tbk PT	1,141,700	112,236
Matahari Department Store Tbk PT	124,700	164,550
Media Nusantara Citra Tbk PT	319,600	49,787
Perusahaan Gas Negara Persero Tbk PT	660,400	214,490

55

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2015

Security	Shares	Value

Semen Indonesia Persero Tbk PT	176,200	$179,211
Summarecon Agung Tbk PT	572,900	85,562
Surya Citra Media Tbk PT	328,400	76,736
Tambang Batubara Bukit Asam Persero Tbk PT	35,400	26,301
Telekomunikasi Indonesia Persero Tbk PT	3,048,100	655,766
Tower Bersama Infrastructure Tbk PT	114,800	81,820
Unilever Indonesia Tbk PT	91,400	299,276
United Tractors Tbk PT	97,500	149,671
XL Axiata Tbk PT	178,600	57,940

		6,088,321
MALAYSIA — 4.68%
AirAsia Bhd	68,600	40,980
Alliance Financial Group Bhd	68,200	83,901
AMMB Holdings Bhd	138,300	237,668
Astro Malaysia Holdings Bhd	90,500	77,021
Axiata Group Bhd	155,900	279,820
Berjaya Sports Toto Bhd	36,537	32,889
British American Tobacco Malaysia Bhd	7,900	133,606
Bumi Armada Bhd[a]	110,600	38,315
CIMB Group Holdings Bhd	318,500	492,606
Dialog Group Bhd	194,278	86,911
DiGi.Com Bhd	208,000	318,298
Felda Global Ventures Holdings Bhd	76,800	41,270
Gamuda Bhd	92,700	126,179
Genting Bhd	128,100	297,712
Genting Malaysia Bhd	170,900	198,125
Genting Plantations Bhd	9,700	26,195
Hong Leong Bank Bhd	40,400	150,536
Hong Leong Financial Group Bhd	16,400	69,161
IHH Healthcare Bhd	148,900	236,794
IJM Corp. Bhd	88,700	170,093
IOI Corp. Bhd	181,000	196,997
IOI Properties Group Bhd	99,315	53,098
Kuala Lumpur Kepong Bhd	25,700	145,115
Lafarge Malaysia Bhd	20,200	52,346
Malayan Banking Bhd	299,500	737,721
Malaysia Airports Holdings Bhd	45,400	78,639
Maxis Bhd	114,300	214,819
MISC Bhd	65,500	148,295
Petronas Chemicals Group Bhd	164,700	281,239
Petronas Dagangan Bhd	14,600	79,253
Petronas Gas Bhd	41,300	246,718
PPB Group Bhd	26,400	109,892
Public Bank Bhd	158,210	798,386
RHB Capital Bhd	41,200	86,536
Sapurakencana Petroleum Bhd[b]	200,700	143,983
Sime Darby Bhd	185,000	419,858
Telekom Malaysia Bhd	62,200	123,518
Tenaga Nasional Bhd	204,400	744,895
UEM Sunrise Bhd	69,582	19,550
UMW Holdings Bhd	32,400	94,743
Westports Holdings Bhd	52,700	60,808
YTL Corp. Bhd	248,253	107,671
YTL Power International Bhd	89,915	38,752

		8,120,912
PHILIPPINES — 1.89%
Aboitiz Equity Ventures Inc.	110,350	138,603
Aboitiz Power Corp.	80,000	77,156
Alliance Global Group Inc.	117,500	60,483

Security	Shares	Value

Ayala Corp.	13,930	$246,825
Ayala Land Inc.	439,400	394,706
Bank of the Philippine Islands	53,270	117,090
BDO Unibank Inc.	98,280	238,068
DMCI Holdings Inc.	209,000	62,346
Energy Development Corp.	558,800	99,139
Globe Telecom Inc.	1,855	106,095
GT Capital Holdings Inc.	4,785	149,823
International Container Terminal Services Inc.	31,920	76,605
JG Summit Holdings Inc.	148,696	228,455
Jollibee Foods Corp.	23,720	106,936
Megaworld Corp.	593,600	63,241
Metro Pacific Investments Corp.	711,500	71,812
Metropolitan Bank & Trust Co.	22,486	45,138
Philippine Long Distance Telephone Co.	6,100	380,352
SM Investments Corp.	9,323	184,013
SM Prime Holdings Inc.	525,150	226,621
Universal Robina Corp.	50,180	214,744

		3,288,251
SOUTH KOREA — 19.81%
AmorePacific Corp.	1,985	723,609
AmorePacific Group	1,758	277,600
BNK Financial Group Inc.	11,751	166,470
Celltrion Inc.[a,b]	3,894	242,442
Cheil Industries Inc.[a]	1,671	289,494
Cheil Worldwide Inc.[a]	4,839	89,947
CJ CheilJedang Corp.	527	194,965
CJ Corp.	926	200,532
CJ Korea Express Co. Ltd.[a]	464	78,712
Coway Co. Ltd.	3,184	262,879
Daelim Industrial Co. Ltd.	1,642	116,010
Daewoo Engineering & Construction Co. Ltd.[a]	7,796	49,734
Daewoo International Corp.	3,375	81,158
Daewoo Securities Co. Ltd.	11,913	153,716
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,814	98,375
Daum Kakao Corp.	1,646	174,217
DGB Financial Group Inc.	9,558	113,411
Dongbu Insurance Co. Ltd.	2,574	119,381
Doosan Corp.	700	72,321
Doosan Heavy Industries & Construction Co. Ltd.	3,591	88,297
Doosan Infracore Co. Ltd.[a]	8,166	77,000
E-Mart Co. Ltd.	1,266	281,587
GS Engineering & Construction Corp.[a]	3,221	78,618
GS Holdings Corp.	3,674	164,431
Halla Visteon Climate Control Corp.	2,697	89,799
Hana Financial Group Inc.	17,557	470,510
Hankook Tire Co. Ltd.	4,384	173,461
Hanmi Pharm Co. Ltd.[a]	318	118,219
Hanssem Co. Ltd.	614	124,656
Hanwha Chemical Corp.	7,001	120,342
Hanwha Corp.	3,040	118,500
Hanwha Life Insurance Co. Ltd.	16,688	124,228
Hotel Shilla Co. Ltd.	1,980	213,499
Hyosung Corp.	1,437	149,113
Hyundai Department Store Co. Ltd.	920	127,011
Hyundai Development Co. Engineering & Construction	3,335	182,060
Hyundai Engineering & Construction Co. Ltd.	4,269	170,452
Hyundai Glovis Co. Ltd.	1,204	272,143
Hyundai Heavy Industries Co. Ltd.[a]	2,631	308,622
Hyundai Marine & Fire Insurance Co. Ltd.	840	21,071
Hyundai Merchant Marine Co. Ltd.[a]	5,811	46,404

56

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2015

Security	Shares	Value

Hyundai Mipo Dockyard Co. Ltd.[a]	752	$53,266
Hyundai Mobis Co. Ltd.	4,127	832,289
Hyundai Motor Co.	9,338	1,331,292
Hyundai Steel Co.	4,235	285,072
Hyundai Wia Corp.	962	124,129
Industrial Bank of Korea	16,849	221,207
Kangwon Land Inc.	7,126	259,127
KB Financial Group Inc.	13,008	472,431
KCC Corp.	382	188,889
KEPCO Plant Service & Engineering Co. Ltd.	1,415	137,255
Kia Motors Corp.	15,958	686,126
Korea Aerospace Industries Ltd.	2,794	160,594
Korea Electric Power Corp.	16,014	667,581
Korea Gas Corp.	2,320	108,856
Korea Investment Holdings Co. Ltd.	2,708	162,248
Korea Zinc Co. Ltd.	547	247,773
Korean Air Lines Co. Ltd.[a]	2,709	98,876
KT Corp.[a]	3,362	87,823
KT&G Corp.	6,652	578,617
Kumho Petrochemical Co. Ltd.	1,125	79,889
LG Chem Ltd.	2,875	647,248
LG Corp.	5,748	323,122
LG Display Co. Ltd.	14,086	371,771
LG Electronics Inc.	6,442	321,446
LG Household & Health Care Ltd.	568	414,116
LG Innotek Co. Ltd.	865	74,227
LG Uplus Corp.	16,565	139,306
Lotte Chemical Corp.	968	206,134
Lotte Confectionery Co. Ltd.	57	103,173
Lotte Shopping Co. Ltd.	768	175,325
LS Corp.	1,073	47,684
LS Industrial Systems Co. Ltd.	1,373	65,661
Mirae Asset Securities Co. Ltd.	1,733	89,445
NAVER Corp.	1,697	932,527
NCsoft Corp.	905	160,871
NH Investment & Securities Co. Ltd.	9,606	110,513
OCI Co. Ltd.[b]	1,081	92,274
Orion Corp./Republic of Korea	211	237,988
Paradise Co. Ltd.	3,256	90,196
POSCO	4,078	897,841
S-1 Corp.	1,010	75,368
S-Oil Corp.	2,897	172,526
Samsung C&T Corp.[b]	7,569	430,270
Samsung Card Co. Ltd.	2,812	106,061
Samsung Electro-Mechanics Co. Ltd.	3,556	177,118
Samsung Electronics Co. Ltd.	6,691	7,890,943
Samsung Fire & Marine Insurance Co. Ltd.	2,185	599,359
Samsung Heavy Industries Co. Ltd.[b]	8,922	144,105
Samsung Life Insurance Co. Ltd.	4,254	429,910
Samsung SDI Co. Ltd.	3,244	358,574
Samsung SDS Co. Ltd.	1,743	526,871
Samsung Securities Co. Ltd.	3,472	182,959
Shinhan Financial Group Co. Ltd.	25,847	977,207
Shinsegae Co. Ltd.	416	91,214
SK C&C Co. Ltd.	1,275	287,040
SK Holdings Co. Ltd.	1,280	206,740
SK Hynix Inc.	35,000	1,613,806
SK Innovation Co. Ltd.[a]	3,968	402,797
SK Networks Co. Ltd.	8,506	63,397
SK Telecom Co. Ltd.	726	161,479
Woori Bank	17,700	167,697
Yuhan Corp.	107	25,778

		34,400,423

Security	Shares	Value

TAIWAN — 18.34%
Acer Inc.[a]	175,062	$104,662
Advanced Semiconductor Engineering Inc.	380,434	545,372
Advantech Co. Ltd.	17,894	144,292
Asia Cement Corp.	133,229	168,853
Asia Pacific Telecom Co. Ltd.	115,000	46,647
Asutek Computer Inc.	42,000	413,254
AU Optronics Corp.	528,000	289,864
Casetek Holdings Ltd.	8,000	56,430
Catcher Technology Co. Ltd.	39,000	457,433
Cathay Financial Holding Co. Ltd.	503,944	901,395
Chailease Holding Co. Ltd.	58,170	147,069
Chang Hwa Commercial Bank Ltd.	301,655	176,415
Cheng Shin Rubber Industry Co. Ltd.	101,776	235,431
Chicony Electronics Co. Ltd.	28,599	79,946
China Airlines Ltd.[a]	145,000	70,863
China Development Financial Holding Corp.	814,200	326,285
China Life Insurance Co. Ltd./Taiwan	173,388	194,329
China Motor Corp.	25,000	21,503
China Steel Corp.	716,867	593,243
Chunghwa Telecom Co. Ltd.	232,000	733,196
Compal Electronics Inc.	251,000	207,715
CTBC Financial Holding Co. Ltd.	865,429	656,974
CTCI Corp.	32,000	55,153
Delta Electronics Inc.	111,000	634,689
E.Sun Financial Holding Co. Ltd.	374,295	254,871
Eclat Textile Co. Ltd.	10,200	150,210
Epistar Corp.	66,000	106,441
EVA Airways Corp.[a]	98,426	72,954
Evergreen Marine Corp. Taiwan Ltd.[a]	105,000	60,380
Far Eastern New Century Corp.	193,589	213,501
Far EasTone Telecommunications Co. Ltd.	95,000	225,638
Feng TAY Enterprise Co. Ltd.	17,000	91,112
First Financial Holding Co. Ltd.	445,885	274,565
Formosa Chemicals & Fibre Corp.	195,950	479,453
Formosa Petrochemical Corp.	68,000	166,383
Formosa Plastics Corp.	252,400	619,220
Formosa Taffeta Co. Ltd.	35,000	37,973
Foxconn Technology Co. Ltd.	52,370	184,275
Fubon Financial Holding Co. Ltd.	407,396	838,870
Giant Manufacturing Co. Ltd.	16,000	136,057
Hermes Microvision Inc.	2,000	158,016
Highwealth Construction Corp.	33,800	84,795
Hiwin Technologies Corp.	11,348	87,440
Hon Hai Precision Industry Co. Ltd.	806,528	2,604,077
Hotai Motor Co. Ltd.	15,000	241,667
HTC Corp.[a]	40,000	134,233
Hua Nan Financial Holdings Co. Ltd.	385,093	231,485
Innolux Corp.	504,620	312,377
Inotera Memories Inc.[a]	142,000	167,478
Inventec Corp.	146,980	105,352
Kinsus Interconnect Technology Corp.	17,000	51,621
Largan Precision Co. Ltd.	6,000	668,556
Lite-On Technology Corp.	136,615	175,370
MediaTek Inc.	90,176	1,217,801
Mega Financial Holding Co. Ltd.	586,542	525,524
Merida Industry Co. Ltd.	11,350	81,909
Nan Ya Plastics Corp.	289,090	683,802
Novatek Microelectronics Corp.	35,000	191,004
Pegatron Corp.	101,000	301,424
Phison Electronics Corp.	8,000	77,412
Pou Chen Corp.	133,000	190,662

57

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2015

Security	Shares	Value

Powertech Technology Inc.	42,000	$89,493
President Chain Store Corp.	34,000	245,919
Quanta Computer Inc.	166,000	421,314
Radiant Opto-Electronics Corp.	28,363	103,960
Realtek Semiconductor Corp.	28,140	85,906
Ruentex Development Co. Ltd.	46,633	74,903
Ruentex Industries Ltd.	29,855	69,840
Shin Kong Financial Holding Co. Ltd.	460,343	149,533
Siliconware Precision Industries Co. Ltd.	179,000	296,263
Simplo Technology Co. Ltd.	16,200	74,685
SinoPac Financial Holdings Co. Ltd.	544,841	251,181
Standard Foods Corp.	14,103	36,713
Synnex Technology International Corp.	75,000	111,304
Taishin Financial Holding Co. Ltd.	473,067	204,991
Taiwan Business Bank[a]	304,864	99,824
Taiwan Cement Corp.	206,000	279,875
Taiwan Cooperative Financial Holding Co. Ltd.	482,441	256,994
Taiwan Fertilizer Co. Ltd.	42,000	72,935
Taiwan Glass Industry Corp.	59,450	37,286
Taiwan Mobile Co. Ltd.	100,000	351,872
Taiwan Semiconductor Manufacturing Co. Ltd.	1,500,000	7,135,177
Teco Electric and Machinery Co. Ltd.	109,000	100,502
TPK Holding Co. Ltd.	16,591	110,272
Transcend Information Inc.	12,000	46,134
U-Ming Marine Transport Corp.	22,000	30,606
Uni-President Enterprises Corp.	285,241	508,347
United Microelectronics Corp.	742,000	336,031
Vanguard International Semiconductor Corp.	50,000	81,452
Wan Hai Lines Ltd.	22,000	21,002
Wistron Corp.	155,105	127,346
WPG Holdings Ltd.	93,000	119,837
Yang Ming Marine Transport Corp.[a]	85,000	34,479
Yuanta Financial Holding Co. Ltd.	519,350	304,574
Yulon Motor Co. Ltd.	42,000	56,515
Zhen Ding Technology Holding Ltd.	18,455	65,539

		31,857,525
THAILAND — 3.15%
Advanced Info Service PCL NVDR	63,300	440,315
Airports of Thailand PCL NVDR	26,000	230,321
Bangkok Bank PCL Foreign	15,000	81,153
Bangkok Bank PCL NVDR	24,600	133,092
Bangkok Dusit Medical Services PCL NVDR	229,400	131,612
Banpu PCL NVDR[b]	55,500	43,720
BEC World PCL NVDR	57,700	64,321
BTS Group Holdings PCL NVDR	351,000	100,166
Bumrungrad Hospital PCL NVDR	20,500	106,035
Central Pattana PCL NVDR	80,200	103,111
Charoen Pokphand Foods PCL NVDR	189,000	137,649
CP ALL PCL NVDR	269,100	365,973
Delta Electronics Thailand PCL NVDR[b]	27,500	69,894
Energy Absolute PCL NVDR	67,500	49,361
Glow Energy PCL NVDR	30,700	81,678
Home Product Center PCL NVDR[b]	222,445	44,304
Indorama Ventures PCL NVDR	83,400	63,219
IRPC PCL NVDR	546,100	67,207
Kasikornbank PCL Foreign	71,000	411,564
Kasikornbank PCL NVDR	38,100	220,853
Krung Thai Bank PCL NVDR[b]	228,350	122,864
Minor International PCL NVDR	100,580	91,192
PTT Exploration & Production PCL NVDR	84,610	271,637
PTT Global Chemical PCL NVDR	98,400	191,593

Security	Shares	Value

PTT PCL NVDR	60,600	$625,095
Siam Cement PCL (The) Foreign	18,800	293,960
Siam Cement PCL (The) NVDR	5,700	89,465
Siam Commercial Bank PCL (The) NVDR	98,800	465,511
Thai Oil PCL NVDR	45,700	72,680
Thai Union Frozen Products PCL NVDR[b]	107,800	65,372
TMB Bank PCL NVDR	826,900	62,435
True Corp. PCL NVDR[a]	528,990	180,838

		5,478,190

TOTAL COMMON STOCKS
(Cost: $158,227,602)		171,530,480

PREFERRED STOCKS — 1.06%

SOUTH KOREA — 1.06%
Amorepacific Corp.	538	104,615
Hyundai Motor Co.	1,571	165,853
Hyundai Motor Co. Series 2	2,426	264,873
LG Chem Ltd.	450	72,073
Samsung Electronics Co. Ltd.	1,263	1,229,666

		1,837,080

TOTAL PREFERRED STOCKS
(Cost: $1,759,130)		1,837,080

SHORT-TERM INVESTMENTS — 3.29%

MONEY MARKET FUNDS — 3.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	5,403,664	5,403,664
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	302,614	302,614

		5,706,278

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,706,278)		5,706,278

TOTAL INVESTMENTS IN SECURITIES — 103.11%
(Cost: $165,693,010)		179,073,838
Other Assets, Less Liabilities — (3.11)%		(5,393,043)

NET ASSETS — 100.00%		$173,680,795

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

58

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.23%

BRAZIL — 3.80%
B2W Cia. Digital[a]	1,800	$14,377
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,000	13,619
Estacio Participacoes SA	4,600	26,367
Kroton Educacional SA	20,688	74,066
Lojas Americanas SA	2,550	10,040
Lojas Renner SA	1,802	60,423
Via Varejo SA	2,000	9,597

		208,489
CHILE — 0.99%
SACI Falabella	7,242	54,314

		54,314
CHINA — 12.94%
Alibaba Pictures Group Ltd.[a,b]	80,000	34,367
Anta Sports Products Ltd.	16,002	37,117
Belle International Holdings Ltd.	68,001	86,848
Brilliance China Automotive Holdings Ltd.	44,000	68,683
Byd Co. Ltd. Class Hb	10,000	70,309
Chongqing Changan Automobile Co. Ltd. Class B	13,200	35,182
Dongfeng Motor Group Co. Ltd. Class H	40,001	65,434
Geely Automobile Holdings Ltd.	80,001	41,489
GOME Electrical Appliances Holding Ltd.	176,000	46,091
Great Wall Motor Co. Ltd. Class H	15,002	96,864
Guangzhou Automobile Group Co. Ltd. Class H	32,001	32,738
Haier Electronics Group Co. Ltd.	18,001	54,573
Shenzhou International Group Holdings Ltd.	8,000	39,528

		709,223
GREECE — 1.08%
FF Group	480	13,103
JUMBO SA	1,486	14,011
OPAP SA	3,288	32,083

		59,197
INDIA — 7.54%
Bajaj Auto Ltd.	1,268	45,984
Bharat Forge Ltd.	1,530	29,503
Bosch Ltd.	112	41,507
Hero Motocorp Ltd.	714	30,150
Mahindra & Mahindra Ltd.	5,482	107,990
Motherson Sumi Systems Ltd.	3,106	23,682
Tata Motors Ltd.	12,179	91,848
Zee Entertainment Enterprises Ltd.	8,378	42,470

		413,134
INDONESIA — 4.61%
Astra International Tbk PT	300,800	166,050
Global Mediacom Tbk PT	101,000	9,853
Matahari Department Store Tbk PT	34,200	45,129
Media Nusantara Citra Tbk PT	75,200	11,714

Security	Shares	Value

Surya Citra Media Tbk PT	84,400	$19,721

		252,467
MALAYSIA — 3.32%
Astro Malaysia Holdings Bhd	24,200	20,596
Berjaya Sports Toto Bhd	8,065	7,260
Genting Bhd	32,400	75,299
Genting Malaysia Bhd	45,001	52,170
UMW Holdings Bhd	9,001	26,320

		181,645
MEXICO — 5.59%
El Puerto de Liverpool SAB de CV Series C1	2,801	31,449
Grupo Televisa SAB	36,402	274,822

		306,271
PHILIPPINES — 0.53%
Jollibee Foods Corp.	6,481	29,218

		29,218
POLAND — 1.40%
CCC SA	332	16,249
Cyfrowy Polsat SAa	2,860	19,062
LPP SA	20	41,183

		76,494
SOUTH AFRICA — 25.44%
Foschini Group Ltd. (The)	2,870	38,329
Imperial Holdings Ltd.	2,772	41,485
Mr. Price Group Ltd.	3,657	72,588
Naspers Ltd. Class N	5,898	865,257
Steinhoff International Holdings Ltd.	33,848	209,329
Truworths International Ltd.	6,208	44,260
Tsogo Sun Holdings Ltd.	5,636	12,043
Woolworths Holdings Ltd./South Africa	14,096	110,518

		1,393,809
SOUTH KOREA — 22.14%
Cheil Worldwide Inc.[a]	1,142	21,227
Coway Co. Ltd.	799	65,968
Halla Visteon Climate Control Corp.	580	19,312
Hankook Tire Co. Ltd.	1,094	43,286
Hanssem Co. Ltd.	144	29,235
Hotel Shilla Co. Ltd.	494	53,267
Hyundai Department Store Co. Ltd.	224	30,924
Hyundai Mobis Co. Ltd.	1,008	203,283
Hyundai Motor Co.	2,276	324,483
Hyundai Wia Corp.	236	30,452
Kangwon Land Inc.	1,776	64,582
Kia Motors Corp.	3,898	167,597
LG Electronics Inc.	1,584	79,039
Lotte Shopping Co. Ltd.	168	38,352
Paradise Co. Ltd.	674	18,671
Shinsegae Co. Ltd.	106	23,242

		1,212,920

59

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

May 31, 2015

Security	Shares	Value

TAIWAN — 6.07%
Cheng Shin Rubber Industry Co. Ltd.	24,754	$57,262
China Motor Corp.	10,002	8,603
Eclat Textile Co. Ltd.	2,080	30,631
Feng TAY Enterprise Co. Ltd.	4,000	21,438
Formosa Taffeta Co. Ltd.	14,002	15,191
Giant Manufacturing Co. Ltd.	4,001	34,023
Hotai Motor Co. Ltd.	4,001	64,461
Merida Industry Co. Ltd.	2,200	15,877
Pou Chen Corp.	32,000	45,874
Ruentex Industries Ltd.	8,760	20,492
Yulon Motor Co. Ltd.	14,001	18,839

		332,691
THAILAND — 0.94%
BEC World PCL NVDR	15,001	16,722
Home Product Center PCL NVDR	57,706	11,493
Minor International PCL NVDR[b]	25,740	23,338

		51,553
TURKEY — 0.84%
Arcelik AS	3,758	20,399
Ford Otomotiv Sanayi AS	1,002	13,419
Tofas Turk Otomobil Fabrikasi AS	1,820	12,341

		46,159

TOTAL COMMON STOCKS (Cost: $4,984,646)		5,327,584

PREFERRED STOCKS — 2.49%

BRAZIL — 0.67%
Lojas Americanas SA	7,201	36,494

		36,494
SOUTH KOREA — 1.82%
Hyundai Motor Co.	362	38,217
Hyundai Motor Co. Series 2	566	61,797

		100,014

TOTAL PREFERRED STOCKS (Cost: $120,512)		136,508

SHORT-TERM INVESTMENTS — 2.34%

MONEY MARKET FUNDS — 2.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	121,355	121,355

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	6,796	$6,796

		128,151

TOTAL SHORT-TERM INVESTMENTS (Cost: $128,151)		128,151

TOTAL INVESTMENTS IN SECURITIES — 102.06% (Cost: $5,233,309)		5,592,243
Other Assets, Less Liabilities — (2.06)%		(112,830)

NET ASSETS — 100.00%		$5,479,413

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

60

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 95.81%

CZECH REPUBLIC — 3.10%
CEZ AS	21,285	$529,425
Komercni Banka AS	1,999	428,605

		958,030
HUNGARY — 3.71%
MOL Hungarian Oil & Gas PLC	4,890	254,934
OTP Bank PLC	29,556	596,870
Richter Gedeon Nyrt	18,169	296,106

		1,147,910
POLAND — 26.06%
Alior Bank SAa	6,864	169,909
Bank Handlowy w Warszawie SA	4,232	122,721
Bank Millennium SAa	82,604	157,052
Bank Pekao SA	17,370	866,789
Bank Zachodni WBK SAa	4,565	413,298
CCC SA	2,970	145,360
Cyfrowy Polsat SAa	24,971	166,433
ENEA SA	29,715	132,457
Energa SA	27,357	166,966
Eurocash SA	10,897	108,088
Getin Noble Bank SAa	156,602	65,887
Grupa Azoty SA	6,127	124,354
Grupa Lotos SAa,b	12,079	97,168
KGHM Polska Miedz SA	18,480	566,889
LPP SA	169	347,999
mBank SAa	1,915	232,019
Orange Polska SA	86,926	240,265
PGE Polska Grupa Energetyczna SA	110,355	603,876
Polski Koncern Naftowy Orlen SA	42,273	795,278
Polskie Gornictwo Naftowe i Gazownictwo SA	233,112	394,169
Powszechna Kasa Oszczednosci Bank Polski SA	115,254	1,002,956
Powszechny Zaklad Ubezpieczen SA	7,371	879,323
Synthos SA	68,419	86,722
Tauron Polska Energia SA	138,268	175,256

		8,061,234
RUSSIA — 62.94%
Alrosa AO	241,800	300,104
Gazprom OAO	785,936	2,091,948
Gazprom OAO ADR	387,810	2,081,376
Lukoil OAO	34,242	1,619,219
Lukoil OAO ADR (London)	32,940	1,579,803
Magnit PJSC GDR[c]	34,287	1,788,067
MegaFon OAO GDR[c]	12,415	190,570
MMC Norilsk Nickel OJSC	7,326	1,271,249
Mobile TeleSystems OJSC ADR	68,279	714,198
Moscow Exchange MICEX-RTS OAO	150,410	204,465
NOVATEK OAO GDR[c]	12,015	1,212,314
Rosneft OAO	123,634	555,910
Rosneft OAO GDR[c]	29,523	135,186
Rostelecom OJSC	105,660	161,109
RusHydro JSC	15,513,000	173,306

Security	Shares	Value

Sberbank of Russia	537,085	$751,752
Sberbank of Russia ADR	221,746	1,252,865
Severstal PAO	27,789	326,299
Sistema JSFC GDR[c]	22,547	171,357
Surgutneftegas OAO	484,230	289,862
Surgutneftegas OAO ADR	45,057	274,397
Tatneft OAO Class S	186,459	1,021,499
Uralkali PJSC	49,230	134,781
Uralkali PJSC GDR[c]	9,378	127,822
VTB Bank OJSC	549,760,999	838,793
VTB Bank OJSC GDR[c]	68,345	203,326

		19,471,577

TOTAL COMMON STOCKS
(Cost: $37,412,322)		29,638,751

PREFERRED STOCKS — 3.68%

RUSSIA — 3.68%
AK Transneft OAO	201	470,921
Surgutneftegas OAO	914,800	666,220

		1,137,141

TOTAL PREFERRED STOCKS (Cost: $1,151,632)		1,137,141

SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	77,585	77,585
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	4,345	4,345
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	46,352	46,352

		128,282

TOTAL SHORT-TERM INVESTMENTS (Cost: $128,282)		128,282

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $38,692,236)		30,904,174
Other Assets, Less Liabilities — 0.10%		30,766

NET ASSETS — 100.00%		$30,934,940

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

61

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.29%

CZECH REPUBLIC — 1.06%
CEZ AS	2,078	$51,686
Komercni Banka AS	194	41,596

		93,282
EGYPT — 1.13%
Commercial International Bank Egypt SAE GDR	10,200	69,768
Global Telecom Holding SAE GDR[a]	6,786	12,690
Talaat Moustafa Group	13,224	16,985

		99,443
GREECE — 1.97%
Alpha Bank AEa	56,850	20,817
Eurobank Ergasias SAa	107,048	17,839
FF Group	428	11,684
Hellenic Telecommunications Organization SAa	3,126	27,692
JUMBO SA	1,334	12,578
National Bank of Greece SAa	20,088	25,547
OPAP SA	2,820	27,516
Piraeus Bank SAa	28,300	15,731
Titan Cement Co. SA	600	13,794

		173,198
HUNGARY — 1.26%
MOL Hungarian Oil & Gas PLC	464	24,190
OTP Bank PLC	2,860	57,756
Richter Gedeon Nyrt	1,774	28,912

		110,858
POLAND — 8.87%
Alior Bank SAa	644	15,941
Bank Handlowy w Warszawie SA	422	12,237
Bank Millennium SAa	7,716	14,670
Bank Pekao SA	1,678	83,735
Bank Zachodni WBK SAa	444	40,198
CCC SA	300	14,683
Cyfrowy Polsat SAa	2,422	16,143
ENEA SA	2,766	12,330
Energa SA	2,590	15,807
Eurocash SA	1,048	10,395
Getin Noble Bank SAa	14,168	5,961
Grupa Azoty SA	572	11,609
Grupa Lotos SAa	1,222	9,830
KGHM Polska Miedz SA	1,780	54,603
LPP SA	16	32,947
mBank SAa,b	194	23,505
Orange Polska SA	8,202	22,670
PGE Polska Grupa Energetyczna SA	10,672	58,398
Polski Koncern Naftowy Orlen SA	4,100	77,133
Polskie Gornictwo Naftowe i Gazownictwo SA	22,780	38,519
Powszechna Kasa Oszczednosci Bank Polski SA	11,184	97,325
Powszechny Zaklad Ubezpieczen SA	718	85,654
Synthos SA	6,546	8,297

Security	Shares	Value

Tauron Polska Energia SA	13,168	$16,691

		779,281
QATAR — 5.40%
Barwa Real Estate Co.	1,244	17,089
Commercial Bank of Qatar QSC (The)	1,027	15,237
Doha Bank QSC	1,610	23,665
Ezdan Holding Group QSC	8,436	42,346
Gulf International Services QSC	616	13,066
Industries Qatar QSC	1,930	71,108
Masraf Al Rayan QSC	4,682	57,243
Ooredoo QSC	1,044	25,356
Qatar Electricity & Water Co. QSC	358	20,951
Qatar Insurance Co. SAQ	1,152	31,936
Qatar Islamic Bank SAQ	768	22,536
Qatar National Bank SAQ	2,232	115,227
Vodafone Qatar QSC	4,340	18,602

		474,362
RUSSIA — 21.39%
Alrosa AO	23,400	29,042
Gazprom OAO	74,980	199,577
Gazprom OAO ADR	37,082	199,019
Lukoil OAO	3,242	153,306
Lukoil OAO ADR (London)	3,160	151,554
Magnit PJSC GDR[c]	3,304	172,304
MegaFon OAO GDR[c]	1,182	18,144
MMC Norilsk Nickel OJSC	704	122,162
Mobile TeleSystems OJSC ADR	6,566	68,680
Moscow Exchange MICEX-RTS OAO	14,480	19,684
NOVATEK OAO GDR[c]	1,158	116,842
Rosneft OAO	14,820	66,637
Rostelecom OJSC	10,380	15,827
RusHydro JSC	1,472,000	16,445
Sberbank of Russia	137,160	191,981
Severstal PAO	2,660	31,234
Sistema JSFC GDR[c]	2,146	16,310
Surgutneftegas OAO	44,200	26,458
Surgutneftegas OAO ADR	4,760	28,988
Tatneft OAO Class S	18,000	98,611
Uralkali PJSC	6,520	17,850
Uralkali PJSC GDR[c]	1,246	16,983
VTB Bank OJSC	65,880,000	100,516

		1,878,154
SOUTH AFRICA — 44.54%
African Bank Investments Ltd.[a,b]	19,726	16
African Rainbow Minerals Ltd.	1,424	11,446
Anglo American Platinum Ltd.[a]	666	15,816
AngloGold Ashanti Ltd.[a]	5,152	49,815
Aspen Pharmacare Holdings Ltd.	4,356	130,779
Barclays Africa Group Ltd.	4,320	62,391
Barloworld Ltd.	2,786	22,503
Bidvest Group Ltd. (The)	4,058	100,378
Brait SEa	4,286	37,415
Capitec Bank Holdings Ltd.	440	18,321
Coronation Fund Managers Ltd.	2,852	20,744
Discovery Ltd.	4,564	45,694
Exxaro Resources Ltd.	1,910	13,186
FirstRand Ltd.	42,886	183,277

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

May 31, 2015

Security	Shares	Value

Foschini Group Ltd. (The)	2,550	$34,055
Gold Fields Ltd.	9,838	34,177
Growthpoint Properties Ltd.	29,128	61,738
Hyprop Investments Ltd.	3,094	29,087
Impala Platinum Holdings Ltd.[a]	6,874	34,631
Imperial Holdings Ltd.	2,364	35,379
Investec Ltd.	3,150	28,472
Kumba Iron Ore Ltd.	846	10,777
Liberty Holdings Ltd.	1,488	19,191
Life Healthcare Group Holdings Ltd.	11,988	35,931
Massmart Holdings Ltd.	1,346	16,676
Mediclinic International Ltd.	5,520	48,473
MMI Holdings Ltd./South Africa	14,262	35,890
Mondi Ltd.	1,504	34,042
Mr. Price Group Ltd.	3,054	60,619
MTN Group Ltd.	21,150	374,096
Nampak Ltd.	7,602	22,348
Naspers Ltd. Class N	5,056	741,732
Nedbank Group Ltd.	2,496	49,437
Netcare Ltd.	12,170	38,917
Pick n Pay Stores Ltd.	3,130	14,675
PSG Group Ltd.	1,122	19,210
Rand Merchant Insurance Holdings Ltd.	8,404	29,975
Redefine Properties Ltd.	45,102	39,662
Remgro Ltd.	6,130	125,192
Resilient Property Income Fund Ltd.	3,292	24,988
RMB Holdings Ltd.	8,968	48,253
Sanlam Ltd.	22,070	124,192
Sappi Ltd.[a]	6,866	27,215
Sasol Ltd.	7,042	247,818
Shoprite Holdings Ltd.	5,836	77,225
SPAR Group Ltd. (The)	2,098	32,105
Standard Bank Group Ltd.	15,452	200,774
Steinhoff International Holdings Ltd.	29,282	181,091
Telkom SA SOC Ltd.[a]	2,936	16,775
Tiger Brands Ltd.	2,066	47,712
Truworths International Ltd.	5,442	38,799
Tsogo Sun Holdings Ltd.	4,762	10,175
Vodacom Group Ltd.	4,740	52,052
Woolworths Holdings Ltd./South Africa	12,278	96,264

		3,911,601
TURKEY — 8.49%
Akbank TAS	27,984	83,363
Anadolu Efes Biracilik ve Malt Sanayii AS	2,626	24,317
Arcelik AS	2,936	15,937
BIM Birlesik Magazalar ASb	2,684	49,254
Coca-Cola Icecek ASb	954	16,163
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,616	27,649
Enka Insaat ve Sanayi AS	6,757	13,149
Eregli Demir ve Celik Fabrikalari TAS	17,808	28,632
Ford Otomotiv Sanayi AS	896	11,999
Haci Omer Sabanci Holding AS	11,830	44,440
KOC Holding AS	8,010	35,807
Petkim Petrokimya Holding AS	5,264	7,336
TAV Havalimanlari Holding AS	2,110	17,517
Tofas Turk Otomobil Fabrikasi AS	1,588	10,768
Tupras Turkiye Petrol Rafinerileri ASa	1,592	39,830
Turk Hava Yollari AOa	6,738	22,831
Turk Telekomunikasyon AS	5,788	15,111
Turkcell Iletisim Hizmetleri AS	11,194	48,779
Turkiye Garanti Bankasi AS	29,384	93,053

Security	Shares	Value

Turkiye Halk Bankasi AS	7,992	$40,080
Turkiye Is Bankasi Class C	19,960	42,439
Turkiye Sise ve Cam Fabrikalari AS	7,496	10,025
Turkiye Vakiflar Bankasi Tao Class D	9,922	17,146
Ulker Biskuvi Sanayi AS	1,920	13,452
Yapi ve Kredi Bankasi AS	10,912	16,889

		745,966
UNITED ARAB EMIRATES — 4.18%
Abu Dhabi Commercial Bank PJSC	24,914	51,686
Aldar Properties PJSC	40,792	28,986
Arabtec Holding PJSC[a]	29,328	18,364
DP World Ltd.	2,134	42,787
Dubai Financial Market PJSC	26,366	13,280
Dubai Islamic Bank PJSC	12,750	23,569
Emaar Malls Group PJSC[a]	24,832	23,662
Emaar Properties PJSC	44,580	94,669
First Gulf Bank PJSC	11,416	45,533
National Bank of Abu Dhabi PJSC	8,520	24,240

		366,776

TOTAL COMMON STOCKS
(Cost: $10,057,398)		8,632,921

PREFERRED STOCKS — 1.21%

RUSSIA — 1.21%
AK Transneft OAO	18	42,172
Surgutneftegas OAO	88,000	64,088

		106,260

TOTAL PREFERRED STOCKS
(Cost: $99,058)		106,260

SHORT-TERM INVESTMENTS — 0.90%

MONEY MARKET FUNDS — 0.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	67,188	67,188
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	3,763	3,763

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	7,773	$7,773

		78,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,724)		78,724

TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $10,235,180)		8,817,905
Other Assets, Less Liabilities — (0.40)%		(34,935)

NET ASSETS — 100.00%		$8,782,970

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

64

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 93.16%

BRAZIL — 5.61%
Cosan SA Industria e Comercio	1,600	$12,609
Petroleo Brasileiro SAa	19,002	78,863
Ultrapar Participacoes SA	3,601	77,420

		168,892
CHILE — 1.77%
Empresas COPEC SA	4,674	53,442

		53,442
CHINA — 25.80%
China Coal Energy Co. Ltd. Class Hb	52,000	31,529
China Oilfield Services Ltd. Class H	20,001	37,156
China Petroleum & Chemical Corp. Class H	192,402	169,528
China Shenhua Energy Co. Ltd. Class H	33,000	81,142
CNOOC Ltd.	136,001	212,646
Inner Mongolia Yitai Coal Co. Ltd. Class B	15,200	26,220
Kunlun Energy Co. Ltd.	4,000	4,345
PetroChina Co. Ltd. Class H	160,000	189,691
Yanzhou Coal Mining Co. Ltd. Class Hb	28,002	24,817

		777,074
COLOMBIA — 1.16%
Ecopetrol SA	48,916	34,989

		34,989
HUNGARY — 0.94%
MOL Hungarian Oil & Gas PLC	540	28,152

		28,152
INDIA — 9.46%
Bharat Petroleum Corp. Ltd.	2,212	29,445
Cairn India Ltd.	5,932	17,889
Coal India Ltd.	6,844	41,906
Oil & Natural Gas Corp. Ltd.	8,442	43,600
Oil India Ltd.	1,954	14,225
Reliance Industries Ltd.	10,028	137,703

		284,768
INDONESIA — 0.87%
Adaro Energy Tbk PT	220,202	14,320
Tambang Batubara Bukit Asam Persero Tbk PT	16,000	11,888

		26,208
MALAYSIA — 1.98%
Bumi Armada Bhd[a]	34,801	12,056
Petronas Dagangan Bhd	3,801	20,633
Sapurakencana Petroleum Bhd	37,601	26,975

		59,664

Security	Shares	Value

POLAND — 3.83%
Grupa Lotos SAa	1,958	$15,751
Polski Koncern Naftowy Orlen SA	3,328	62,609
Polskie Gornictwo Naftowe i Gazownictwo SA	21,790	36,845

		115,205
QATAR — 0.42%
Gulf International Services QSC	598	12,684

		12,684
RUSSIA — 23.11%
Gazprom OAO	46,810	124,595
Gazprom OAO ADR	23,189	124,455
Lukoil OAO	1,889	89,326
Lukoil OAO ADR (London)	1,990	95,440
NOVATEK OAO GDR[c]	900	90,810
Rosneft OAO	5,942	26,718
Rosneft OAO GDR[c]	4,286	19,626
Surgutneftegas OAO	45,352	27,148
Surgutneftegas OAO ADR	3,003	18,288
Tatneft OAO Class S	14,541	79,662

		696,068
SOUTH AFRICA — 5.17%
Exxaro Resources Ltd.	1,944	13,421
Sasol Ltd.	4,040	142,173

		155,594
SOUTH KOREA — 4.11%
GS Holdings Corp.	670	29,986
S-Oil Corp.	532	31,682
SK Innovation Co. Ltd.[a]	612	62,125

		123,793
TAIWAN — 1.14%
Formosa Petrochemical Corp.	14,000	34,255

		34,255
THAILAND — 6.56%
Banpu PCL NVDR[b]	18,000	14,180
Energy Absolute PCL NVDR	15,600	11,408
IRPC PCL NVDR	145,000	17,845
PTT Exploration & Production PCL NVDR	12,833	41,200
PTT PCL NVDR	9,002	92,856
Thai Oil PCL NVDR	12,701	20,199

		197,688
TURKEY — 1.23%
Tupras Turkiye Petrol Rafinerileri ASa	1,478	36,978

		36,978

TOTAL COMMON STOCKS
(Cost: $3,582,414)		2,805,454

65

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

May 31, 2015

Security	Shares	Value

PREFERRED STOCKS — 6.55%

BRAZIL — 3.46%
Petroleo Brasileiro SA	27,000	$104,276

		104,276
RUSSIA — 3.09%
AK Transneft OAO	17	39,829
Surgutneftegas OAO	73,002	53,165

		92,994

TOTAL PREFERRED STOCKS (Cost: $373,112)		197,270

SHORT-TERM INVESTMENTS — 2.35%

MONEY MARKET FUNDS — 2.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	67,193	67,193
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	3,763	3,763

		70,956

TOTAL SHORT-TERM INVESTMENTS (Cost: $70,956)		70,956

TOTAL INVESTMENTS IN SECURITIES — 102.06% (Cost: $4,026,482)		3,073,680
Other Assets, Less Liabilities — (2.06)%		(62,127)

NET ASSETS — 100.00%		$3,011,553

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

66

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.13%

BRAZIL — 5.65%
Ambev SA	18,900	$108,927
B2W Cia. Digital[a]	600	4,792
BB Seguridade Participacoes SA	3,000	31,338
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,900	13,718
BRF SA	2,700	54,506
CCR SA	3,900	18,861
CETIP SA — Mercados Organizados	900	9,379
Cia. Siderurgica Nacional SA	3,000	5,788
Cielo SA	3,452	43,250
Embraer SA	2,700	20,179
Estacio Participacoes SA	1,500	8,598
Fibria Celulose SA	900	12,330
Hypermarcas SAa	1,500	10,224
JBS SA	3,000	14,659
Klabin SA Units	2,100	12,498
Localiza Rent A Car SA	610	6,105
Lojas Renner SA	600	20,118
Multiplan Empreendimentos Imobiliarios SA	300	4,682
Odontoprev SA	1,200	4,251
Qualicorp SA	900	5,356
Raia Drogasil SA	900	10,041
Souza Cruz SA	900	6,850
TOTVS SA	600	7,010
Ultrapar Participacoes SA	1,500	32,250
WEG SA	2,260	12,183

		477,893
CHILE — 1.11%
Cencosud SA	3,948	10,011
Cia. Cervecerias Unidas SA	510	5,752
Empresa Nacional de Electricidad SA/Chile	7,041	10,519
Empresas CMPC SA	2,964	8,699
Empresas COPEC SA	1,746	19,964
LATAM Airlines Group SAa	1,398	11,821
SACI Falabella	2,886	21,645
Vina Concha y Toro SA	2,692	5,191

		93,602
CHINA — 25.33%
AAC Technologies Holdings Inc.	3,000	16,777
Air China Ltd. Class H	6,000	7,377
Aluminum Corp. of China Ltd. Class Ha,b	12,000	7,230
Anhui Conch Cement Co. Ltd. Class H	6,000	25,156
Anta Sports Products Ltd.	3,000	6,959
AviChina Industry & Technology Co. Ltd. Class H	12,000	15,249
Beijing Capital International Airport Co. Ltd. Class H	6,000	7,183
Beijing Enterprises Holdings Ltd.	1,500	13,130
Beijing Enterprises Water Group Ltd.	18,000	15,210
Belle International Holdings Ltd.	18,000	22,989
Brilliance China Automotive Holdings Ltd.	12,000	18,732
Byd Co. Ltd. Class H	3,000	21,093
CGN Power Co. Ltd. Class Ha,c	12,000	7,493
China Cinda Asset Management Co. Ltd. Class Ha	36,000	22,803
China CNR Corp. Ltd. Class Ha	5,000	10,643

Security	Shares	Value

China Coal Energy Co. Ltd. Class H	6,827	$4,139
China Communications Construction Co. Ltd. Class H	18,000	31,116
China Conch Venture Holdings Ltd.	3,000	9,385
China COSCO Holdings Co. Ltd. Class Ha	10,500	7,884
China Everbright International Ltd.	12,000	22,757
China Galaxy Securities Co. Ltd. Class H	9,000	15,256
China Gas Holdings Ltd.	6,000	10,341
China Huishan Dairy Holdings Co. Ltd.	27,000	5,608
China International Marine Containers Group Co. Ltd. Class H	2,400	6,873
China Life Insurance Co. Ltd. Class H	30,000	144,165
China Longyuan Power Group Corp. Ltd.	12,000	14,846
China Medical System Holdings Ltd.	6,000	10,016
China Mengniu Dairy Co. Ltd.	6,000	34,251
China Merchants Holdings International Co. Ltd.	6,000	26,472
China Minsheng Banking Corp. Ltd. Class H	6,300	8,680
China Overseas Land & Investment Ltd.	18,000	65,251
China Pacific Insurance Group Co. Ltd. Class H	10,800	55,661
China Railway Construction Corp. Ltd. Class H	7,500	13,836
China Railway Group Ltd. Class H	12,000	15,512
China Resources Enterprise Ltd.	6,000	18,035
China Resources Gas Group Ltd.	6,000	18,500
China Resources Land Ltd.	6,888	22,304
China Shipping Container Lines Co. Ltd. Class Ha	21,000	9,617
China Southern Airlines Co. Ltd. Class H	6,000	6,154
China State Construction International Holdings Ltd.	6,000	10,573
China Taiping Insurance Holdings Co. Ltd.[a]	6,704	27,330
China Telecom Corp. Ltd. Class H	54,000	36,713
China Unicom Hong Kong Ltd.	24,000	40,498
China Vanke Co. Ltd. Class Ha,b	5,700	15,038
Chongqing Changan Automobile Co. Ltd. Class B	3,300	8,795
CITIC Securities Co. Ltd. Class H	4,500	19,128
CSPC Pharmaceutical Group Ltd.	18,000	18,530
CSR Corp. Ltd. Class Hb	6,000	11,611
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	1,200	9,846
ENN Energy Holdings Ltd.	6,000	40,327
Evergrande Real Estate Group Ltd.	6,000	3,909
Fosun International Ltd.	4,500	11,599
GCL-Poly Energy Holdings Ltd.[a,b]	30,000	8,011
Geely Automobile Holdings Ltd.	30,000	15,558
Great Wall Motor Co. Ltd. Class H	4,500	29,055
Guangdong Investment Ltd.	12,000	16,812
Guangzhou Automobile Group Co. Ltd. Class H	6,000	6,138
Haier Electronics Group Co. Ltd.	6,000	18,190
Haitian International Holdings Ltd.[b]	3,000	7,377
Haitong Securities Co. Ltd. Class H	7,200	22,850
Hanergy Thin Film Power Group Ltd.[a,b]	36,000	10,080
Hengan International Group Co. Ltd.	3,000	34,483
Huadian Power International Corp. Ltd. Class H	6,000	6,935
Huaneng Renewables Corp. Ltd. Class H	12,000	5,620
Kingsoft Corp. Ltd.[b]	3,000	12,036
Kunlun Energy Co. Ltd.	12,000	13,035
Lenovo Group Ltd.	30,000	47,603
Longfor Properties Co. Ltd.	3,000	4,946
Luye Pharma Group Ltd.[a]	6,000	6,533
New China Life Insurance Co. Ltd. Class H	3,300	21,073
People’s Insurance Co. Group of China Ltd. Class H	27,000	19,157
PICC Property & Casualty Co. Ltd. Class H	12,720	29,176
Ping An Insurance Group Co. of China Ltd. Class H	10,500	154,556
Semiconductor Manufacturing International Corp.[a]	114,000	13,089
Shanghai Electric Group Co. Ltd. Class H	6,000	6,324
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,500	6,463
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,200	3,979
Shenzhou International Group Holdings Ltd.	3,000	14,823

67

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2015

Security	Shares	Value

Sihuan Pharmaceutical Holdings Group Ltd.	12,000	$6,827
Sino Biopharmaceutical Ltd.	12,000	14,227
Sinopec Shanghai Petrochemical Co. Ltd. Class H	12,000	5,883
Sinopharm Group Co. Ltd. Class H	4,800	22,912
Sinotrans Ltd. Class H	9,000	7,024
Sun Art Retail Group Ltd.[b]	6,000	5,279
Tencent Holdings Ltd.	21,000	421,812
Tingyi Cayman Islands Holding Corp.	6,000	12,741
Want Want China Holdings Ltd.[b]	24,000	27,091
Yanzhou Coal Mining Co. Ltd. Class H	6,000	5,318
Zhuzhou CSR Times Electric Co. Ltd. Class H	3,000	24,653
ZTE Corp. Class H	1,800	6,258

		2,142,507
COLOMBIA — 0.21%
Almacenes Exito SA	606	5,383
Cementos Argos SA	1,509	5,471
Corp. Financiera Colombiana SA	268	3,857
Isagen SA ESP	2,940	3,459

		18,170
CZECH REPUBLIC — 0.15%
Komercni Banka AS	60	12,865

		12,865
GREECE — 0.30%
Alpha Bank AEa	20,173	7,387
Hellenic Telecommunications Organization SAa	998	8,841
JUMBO SA	441	4,158
Titan Cement Co. SA	206	4,736

		25,122
HUNGARY — 0.20%
OTP Bank PLC	483	9,754
Richter Gedeon Nyrt	459	7,480

		17,234
INDIA — 7.49%
Adani Ports & Special Economic Zone Ltd.	1,824	9,249
Apollo Hospitals Enterprise Ltd.	280	5,316
Asian Paints Ltd.	1,200	14,788
Aurobindo Pharma Ltd.	612	13,168
Bharat Forge Ltd.	417	8,041
Bharti Airtel Ltd.	2,298	15,314
Bharti Infratel Ltd.	1,875	14,058
Bosch Ltd.	30	11,118
Cipla Ltd.	1,458	14,849
Dabur India Ltd.	1,833	7,745
Divi’s Laboratories Ltd.	285	8,121
Dr. Reddy’s Laboratories Ltd.	471	26,072
Eicher Motors Ltd.	48	14,202
GlaxoSmithKline Consumer Healthcare Ltd.	48	4,634
Godrej Consumer Products Ltd.	507	8,336
HCL Technologies Ltd.	2,265	35,846
Hindustan Unilever Ltd.	3,003	40,416
Housing Development Finance Corp. Ltd.	3,984	77,105
Idea Cellular Ltd.	4,413	11,968
Larsen & Toubro Ltd.	1,272	32,951

Security	Shares	Value

Lupin Ltd.	894	$25,662
Marico Ltd.	864	5,947
Motherson Sumi Systems Ltd.	1,083	8,257
Nestle India Ltd.	81	8,563
Shree Cement Ltd.	33	5,858
Siemens Ltd.	376	8,057
State Bank of India	2,610	11,367
Sun Pharmaceuticals Industries Ltd.	3,411	51,598
Tata Consultancy Services Ltd.	1,935	79,086
Tata Motors Ltd.	1,356	10,226
Tech Mahindra Ltd.	1,164	10,104
Ultratech Cement Ltd.	144	6,709
United Breweries Ltd.	394	5,881
United Spirits Ltd.[a]	180	10,249
Zee Entertainment Enterprises Ltd.	2,412	12,227

		633,088
INDONESIA — 2.37%
Bank Central Asia Tbk PT	50,100	53,513
Bank Rakyat Indonesia Persero Tbk PT	18,300	16,295
Bumi Serpong Damai Tbk PT	36,000	5,186
Charoen Pokphand Indonesia Tbk PT	31,500	7,480
Gudang Garam Tbk PT	2,100	7,480
Indofood CBP Sukses Makmur Tbk PT	6,000	6,397
Jasa Marga Persero Tbk PT	9,000	4,407
Kalbe Farma Tbk PT	105,000	14,610
Lippo Karawaci Tbk PT	66,600	6,547
Matahari Department Store Tbk PT	7,800	10,293
Media Nusantara Citra Tbk PT	24,000	3,739
Summarecon Agung Tbk PT	40,800	6,093
Surya Citra Media Tbk PT	21,000	4,907
Telekomunikasi Indonesia Persero Tbk PT	127,800	27,495
Tower Bersama Infrastructure Tbk PT	9,000	6,414
Unilever Indonesia Tbk PT	6,000	19,646

		200,502
MALAYSIA — 3.27%
AMMB Holdings Bhd	3,600	6,187
Astro Malaysia Holdings Bhd	7,200	6,128
Axiata Group Bhd	11,400	20,461
British American Tobacco Malaysia Bhd	300	5,074
Dialog Group Bhd	16,286	7,286
DiGi.Com Bhd	15,000	22,954
Genting Plantations Bhd	1,200	3,241
IHH Healthcare Bhd	9,000	14,313
IJM Corp. Bhd	6,000	11,506
IOI Corp. Bhd	11,700	12,734
Kuala Lumpur Kepong Bhd	1,800	10,164
Malaysia Airports Holdings Bhd	3,900	6,755
MISC Bhd	4,800	10,867
Petronas Dagangan Bhd	1,200	6,514
Petronas Gas Bhd	2,700	16,129
PPB Group Bhd	1,368	5,694
Public Bank Bhd	8,160	41,178
Sapurakencana Petroleum Bhd	15,600	11,191
Telekom Malaysia Bhd	3,900	7,745
Tenaga Nasional Bhd	13,800	50,291

		276,412

68

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2015

Security	Shares	Value

MEXICO — 4.48%
Alfa SAB de CV	11,100	$21,778
America Movil SAB de CV	66,600	69,954
Arca Continental SAB de CV	1,200	7,265
Cemex SAB de CV CPO[a]	50,448	47,167
El Puerto de Liverpool SAB de CV Series C1	900	10,105
Gentera SAB de CVb	4,500	7,714
Gruma SAB de CV Series B	900	11,866
Grupo Aeroportuario del Sureste SAB de CV Series B	900	12,964
Grupo Bimbo SAB de CVa	7,200	19,457
Grupo Carso SAB de CV Series A1	2,400	10,130
Grupo Financiero Inbursa SAB de CV Series O	9,000	20,523
Grupo Televisa SAB	10,500	79,271
Mexichem SAB de CV	3,900	11,799
Promotora y Operadora de Infraestructura SAB de CVa	1,200	13,052
Wal-Mart de Mexico SAB de CV	14,700	36,237

		379,282
PERU — 0.43%
Credicorp Ltd.	186	26,252
Southern Copper Corp.	339	10,177

		36,429
PHILIPPINES — 1.41%
Alliance Global Group Inc.	7,500	3,861
Ayala Corp.	900	15,947
Ayala Land Inc.	29,100	26,140
BDO Unibank Inc.	3,240	7,848
DMCI Holdings Inc.	30,000	8,949
Energy Development Corp.	39,900	7,079
GT Capital Holdings Inc.	345	10,802
International Container Terminal Services Inc.	2,100	5,040
JG Summit Holdings Inc.	4,440	6,822
Jollibee Foods Corp.	1,860	8,385
SM Prime Holdings Inc.	10,800	4,661
Universal Robina Corp.	3,300	14,122

		119,656
POLAND — 1.52%
Alior Bank SAa	177	4,381
Bank Millennium SAa	2,451	4,660
Bank Pekao SA	348	17,366
Bank Zachodni WBK SAa	147	13,309
CCC SA	126	6,167
Cyfrowy Polsat SAa	966	6,438
Eurocash SA	300	2,976
Grupa Azoty SA	186	3,775
LPP SA	6	12,355
Polski Koncern Naftowy Orlen SA	1,317	24,777
Powszechna Kasa Oszczednosci Bank Polski SA	3,708	32,267

		128,471
QATAR — 0.92%
Ezdan Holding Group QSC	2,676	13,433
Gulf International Services QSC	207	4,391
Masraf Al Rayan QSC	1,599	19,550
Qatar Insurance Co. SAQ	378	10,479
Qatar National Bank SAQ	429	22,147

Security	Shares	Value

Vodafone Qatar QSC	1,746	$7,483

		77,483
RUSSIA — 3.96%
Alrosa AO	7,500	9,309
Lukoil OAO	300	14,186
Lukoil OAO ADR (London)	1,023	49,063
Magnit PJSC GDR[d]	1,080	56,322
MegaFon OAO GDR[d]	354	5,434
Moscow Exchange MICEX-RTS OAO	5,580	7,585
NOVATEK OAO GDR[d]	390	39,351
Rosneft OAO	780	3,507
Rosneft OAO GDR[d]	502	2,299
Rostelecom OJSC	2,580	3,934
Sberbank of Russia	29,060	40,675
Sberbank of Russia ADR	3,624	20,476
Surgutneftegas OAO	13,800	8,261
Tatneft OAO Class S	5,700	31,227
Uralkali PJSC	1,600	4,380
Uralkali PJSC GDR[d]	308	4,198
VTB Bank OJSC	13,960,000	21,299
VTB Bank OJSC GDR[d]	4,510	13,417

		334,923
SOUTH AFRICA — 7.48%
Anglo American Platinum Ltd.[a]	225	5,343
Aspen Pharmacare Holdings Ltd.	1,344	40,351
Bidvest Group Ltd. (The)	1,279	31,637
Brait SEa	1,557	13,592
Capitec Bank Holdings Ltd.	129	5,372
Coronation Fund Managers Ltd.	1,056	7,681
Discovery Ltd.	1,716	17,180
FirstRand Ltd.	13,008	55,591
Foschini Group Ltd. (The)	864	11,539
Life Healthcare Group Holdings Ltd.	3,945	11,824
Massmart Holdings Ltd.	240	2,973
Mediclinic International Ltd.	1,563	13,725
Mr. Price Group Ltd.	1,038	20,603
Naspers Ltd. Class N	1,611	236,339
Netcare Ltd.	3,204	10,246
Pick n Pay Stores Ltd.	1,131	5,303
PSG Group Ltd.	327	5,599
Rand Merchant Insurance Holdings Ltd.	1,746	6,228
Resilient Property Income Fund Ltd.	924	7,014
RMB Holdings Ltd.	3,096	16,658
Sanlam Ltd.	7,740	43,554
Sappi Ltd.[a]	2,041	8,090
Shoprite Holdings Ltd.	1,647	21,794
SPAR Group Ltd. (The)	774	11,844
Woolworths Holdings Ltd./South Africa	2,847	22,322

		632,402
SOUTH KOREA — 15.20%
AmorePacific Corp.	141	51,400
AmorePacific Group	120	18,949
Celltrion Inc.[a]	280	17,433
Cheil Industries Inc.[a]	117	20,270
Cheil Worldwide Inc.[a]	270	5,019
CJ CheilJedang Corp.	36	13,318
CJ Corp.	66	14,293

69

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2015

Security	Shares	Value

CJ Korea Express Co. Ltd.[a]	30	$5,089
Coway Co. Ltd.	219	18,081
Daum Kakao Corp.	101	10,690
Doosan Heavy Industries & Construction Co. Ltd.	231	5,680
Doosan Infracore Co. Ltd.[a]	555	5,233
E-Mart Co. Ltd.	84	18,684
Halla Visteon Climate Control Corp.	168	5,594
Hankook Tire Co. Ltd.	297	11,751
Hanmi Pharm Co. Ltd.[a]	21	7,807
Hanssem Co. Ltd.	45	9,136
Hotel Shilla Co. Ltd.	126	13,586
Hyundai Glovis Co. Ltd.	72	16,274
Hyundai Heavy Industries Co. Ltd.[a]	180	21,114
Hyundai Wia Corp.	66	8,516
Kangwon Land Inc.	312	11,345
KEPCO Plant Service & Engineering Co. Ltd.	105	10,185
Korea Aerospace Industries Ltd.	201	11,553
Korea Electric Power Corp.	681	28,389
Korea Gas Corp.	121	5,677
Korea Investment Holdings Co. Ltd.	105	6,291
Korea Zinc Co. Ltd.	39	17,666
Korean Air Lines Co. Ltd.[a]	220	8,030
LG Chem Ltd.	96	21,613
LG Display Co. Ltd.	1,050	27,713
LG Household & Health Care Ltd.	39	28,434
LG Innotek Co. Ltd.	58	4,977
Lotte Chemical Corp.	66	14,055
Lotte Confectionery Co. Ltd.	3	5,430
NAVER Corp.	111	60,996
NCsoft Corp.	60	10,666
OCI Co. Ltd.	75	6,402
Orion Corp./Republic of Korea	15	16,919
S-1 Corp.	72	5,373
S-Oil Corp.	195	11,613
Samsung C&T Corp.	493	28,025
Samsung Electro-Mechanics Co. Ltd.	135	6,724
Samsung Electronics Co. Ltd.	294	346,725
Samsung Fire & Marine Insurance Co. Ltd.	151	41,420
Samsung Life Insurance Co. Ltd.	333	33,653
Samsung SDI Co. Ltd.	225	24,870
Samsung SDS Co. Ltd.	129	38,994
SK C&C Co. Ltd.	78	17,560
SK Hynix Inc.	2,367	109,139
SK Innovation Co. Ltd.[a]	270	27,408

		1,285,762
TAIWAN — 12.51%
Advanced Semiconductor Engineering Inc.	27,000	38,706
Advantech Co. Ltd.	3,000	24,191
AU Optronics Corp.	18,000	9,882
Catcher Technology Co. Ltd.	3,000	35,187
Cathay Financial Holding Co. Ltd.	34,920	62,461
Chailease Holding Co. Ltd.	3,420	8,647
China Airlines Ltd.[a]	15,000	7,331
Compal Electronics Inc.	6,000	4,965
CTBC Financial Holding Co. Ltd.	57,000	43,270
Delta Electronics Inc.	9,000	51,461
E.Sun Financial Holding Co. Ltd.	24,000	16,343
Epistar Corp.	6,000	9,676
EVA Airways Corp.[a]	9,883	7,325
Evergreen Marine Corp. Taiwan Ltd.[a]	12,000	6,901
Formosa Chemicals & Fibre Corp.	6,000	14,681

Security	Shares	Value

Formosa Petrochemical Corp.	6,000	$14,681
Formosa Plastics Corp.	9,000	22,080
Foxconn Technology Co. Ltd.	6,000	21,112
Highwealth Construction Corp.	3,000	7,526
Hiwin Technologies Corp.	52	401
HTC Corp.[a]	3,000	10,067
Innolux Corp.	18,000	11,143
Nan Ya Plastics Corp.	9,000	21,288
Pegatron Corp.	3,000	8,953
Pou Chen Corp.	9,000	12,902
President Chain Store Corp.	3,000	21,699
Standard Foods Corp.	3,507	9,129
Taiwan Business Bank[a]	39,000	12,770
Taiwan Semiconductor Manufacturing Co. Ltd.	102,000	485,192
Uni-President Enterprises Corp.	19,483	34,722
Vanguard International Semiconductor Corp.	3,000	4,887
Yang Ming Marine Transport Corp.[a]	9,000	3,651
Yulon Motor Co. Ltd.	3,000	4,037
Zhen Ding Technology Holding Ltd.	3,000	10,654

		1,057,921
THAILAND — 1.99%
Airports of Thailand PCL NVDR	2,100	18,603
Bangkok Dusit Medical Services PCL NVDR	15,000	8,606
Bumrungrad Hospital PCL NVDR	1,800	9,310
Central Pattana PCL NVDR	6,600	8,485
Charoen Pokphand Foods PCL NVDR	12,300	8,958
CP ALL PCL NVDR	19,200	26,112
Glow Energy PCL NVDR	2,100	5,587
Home Product Center PCL NVDR	22,019	4,385
Indorama Ventures PCL NVDR	6,300	4,776
IRPC PCL NVDR	45,000	5,538
Kasikornbank PCL Foreign	4,500	26,085
Kasikornbank PCL NVDR	2,400	13,912
Minor International PCL NVDR[b]	7,880	7,145
Siam Cement PCL (The) NVDR	300	4,709
TMB Bank PCL NVDR	52,200	3,941
True Corp. PCL NVDR[a]	35,876	12,264

		168,416
TURKEY — 1.41%
Anadolu Efes Biracilik ve Malt Sanayii AS	468	4,334
Arcelik AS	771	4,185
BIM Birlesik Magazalar AS	930	17,066
Coca-Cola Icecek AS	294	4,981
KOC Holding AS	2,823	12,620
TAV Havalimanlari Holding AS	768	6,376
Tupras Turkiye Petrol Rafinerileri ASa	501	12,534
Turk Hava Yollari AOa	1,974	6,689
Turk Telekomunikasyon AS	2,430	6,344
Turkcell Iletisim Hizmetleri AS	1,911	8,327
Turkiye Garanti Bankasi AS	9,891	31,323
Ulker Biskuvi Sanayi AS	579	4,057

		118,836
UNITED ARAB EMIRATES — 0.74%
Arabtec Holding PJSC[a]	8,829	5,529
DP World Ltd.	688	13,794
Dubai Financial Market PJSC	9,583	4,827
Emaar Malls Group PJSC[a]	8,343	7,950

70

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

May 31, 2015

Security	Shares	Value

Emaar Properties PJSC	14,334	$30,439

		62,539

TOTAL COMMON STOCKS
(Cost: $7,558,012)		8,299,515

PREFERRED STOCKS — 2.08%

BRAZIL — 1.42%
Cia. Brasileira de Distribuicao	600	16,097
Itau Unibanco Holding SA	4,242	45,614
Itausa — Investimentos Itau SA	14,400	39,782
Lojas Americanas SA	2,200	11,149
Suzano Papel e Celulose SA Class A	1,500	7,837

		120,479
CHILE — 0.09%
Sociedad Quimica y Minera de Chile SA Series B	393	7,616

		7,616
COLOMBIA — 0.37%
Banco Davivienda SA	513	5,078
Bancolombia SA	1,803	18,403
Grupo Aval Acciones y Valores	15,222	7,679

		31,160
RUSSIA — 0.11%
AK Transneft OAO	4	9,372

		9,372
SOUTH KOREA — 0.09%
Amorepacific Corp.	39	7,584

		7,584

TOTAL PREFERRED STOCKS
(Cost: $211,194)		176,211

SHORT-TERM INVESTMENTS — 1.12%

MONEY MARKET FUNDS — 1.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	89,253	89,253

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	4,998	$4,998

		94,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,251)		94,251

TOTAL INVESTMENTS IN SECURITIES — 101.33%
(Cost: $7,863,457)		8,569,977
Other Assets, Less Liabilities — (1.33)%		(112,593)

NET ASSETS — 100.00%		$8,457,384

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

71

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.79%

CHILE — 5.70%
Banco de Chile	64,654	$7,442
Banco de Credito e Inversiones	100	4,658
Banco Santander Chile	197,062	10,601
Cencosud SA	3,862	9,793
Cia. Cervecerias Unidas SA	568	6,406
Colbun SA	28,352	8,485
CorpBanca SA	479,194	5,911
Empresa Nacional de Electricidad SA/Chile	9,022	13,479
Empresas CMPC SA	3,446	10,113
Empresas COPEC SA	1,398	15,985
Enersis SA	51,746	17,597
LATAM Airlines Group SAa	924	7,813
SACI Falabella	1,232	9,240

		127,523
COLOMBIA — 2.13%
Almacenes Exito SA	644	5,720
Cementos Argos SA	1,464	5,308
Corp. Financiera Colombiana SA	313	4,505
Ecopetrol SA	13,040	9,327
Grupo Argos SA/Colombia	1,100	7,049
Grupo de Inversiones Suramericana SA	736	9,810
Interconexion Electrica SA ESP	1,794	5,790

		47,509
CZECH REPUBLIC — 0.82%
CEZ AS	408	10,148
Komercni Banka AS	38	8,148

		18,296
EGYPT — 0.92%
Commercial International Bank Egypt SAE GDR	2,400	16,416
Global Telecom Holding SAE GDR[a]	2,240	4,189

		20,605
GREECE — 1.42%
Alpha Bank AEa	14,546	5,327
Eurobank Ergasias SAa	28,858	4,809
Hellenic Telecommunications Organization SAa	942	8,345
National Bank of Greece SAa	4,456	5,667
OPAP SA	778	7,591

		31,739
HUNGARY — 1.01%
MOL Hungarian Oil & Gas PLC	92	4,796
OTP Bank PLC	588	11,874
Richter Gedeon Nyrt	368	5,998

		22,668

Security	Shares	Value

INDONESIA — 11.33%
Astra International Tbk PT	51,200	$28,264
Bank Central Asia Tbk PT	33,600	35,889
Bank Mandiri Persero Tbk PT	26,600	21,674
Bank Negara Indonesia Persero Tbk PT	24,800	12,893
Bank Rakyat Indonesia Persero Tbk PT	30,000	26,713
Charoen Pokphand Indonesia Tbk PT	22,800	5,414
Gudang Garam Tbk PT	1,600	5,699
Indocement Tunggal Prakarsa Tbk PT	5,200	8,808
Indofood Sukses Makmur Tbk PT	16,600	9,164
Kalbe Farma Tbk PT	75,200	10,463
Lippo Karawaci Tbk PT	50,800	4,994
Matahari Department Store Tbk PT	5,200	6,862
Perusahaan Gas Negara Persero Tbk PT	31,000	10,068
Semen Indonesia Persero Tbk PT	9,600	9,764
Telekomunikasi Indonesia Persero Tbk PT	135,400	29,130
Unilever Indonesia Tbk PT	4,600	15,062
United Tractors Tbk PT	5,600	8,596
XL Axiata Tbk PT	11,600	3,763

		253,220
MALAYSIA — 15.30%
Alliance Financial Group Bhd	4,200	5,167
AMMB Holdings Bhd	5,800	9,967
Astro Malaysia Holdings Bhd	6,000	5,106
Axiata Group Bhd	6,600	11,846
British American Tobacco Malaysia Bhd	400	6,765
CIMB Group Holdings Bhd	13,200	20,416
Dialog Group Bhd	14,600	6,531
DiGi.Com Bhd	9,000	13,772
Gamuda Bhd	6,000	8,167
Genting Bhd	6,200	14,409
Genting Malaysia Bhd	8,600	9,970
Hong Leong Bank Bhd	1,800	6,707
IHH Healthcare Bhd	6,200	9,860
IJM Corp. Bhd	5,200	9,972
IOI Corp. Bhd	8,200	8,925
Kuala Lumpur Kepong Bhd	1,200	6,776
Malayan Banking Bhd	12,000	29,558
Maxis Bhd	5,200	9,773
MISC Bhd	3,000	6,792
Petronas Chemicals Group Bhd	8,000	13,661
Petronas Gas Bhd	2,000	11,948
PPB Group Bhd	1,800	7,493
Public Bank Bhd	6,400	32,297
Sapurakencana Petroleum Bhd	10,800	7,748
Sime Darby Bhd	7,800	17,702
Telekom Malaysia Bhd	2,800	5,560
Tenaga Nasional Bhd	8,800	32,070
UMW Holdings Bhd	2,200	6,433
YTL Corp. Bhd	15,600	6,766

		342,157
MEXICO — 20.78%
Alfa SAB de CV	7,400	14,519
America Movil SAB de CV	82,800	86,970
Arca Continental SAB de CV	1,000	6,054
Cemex SAB de CV CPO[a]	32,864	30,726
Coca-Cola Femsa SAB de CV Series L	1,200	10,228
Controladora Comercial Mexicana SAB de CV BC Units	1,200	3,889

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

May 31, 2015

Security	Shares	Value

El Puerto de Liverpool SAB de CV Series C1	600	$6,737
Fibra Uno Administracion SA de CV	6,200	15,790
Fomento Economico Mexicano SAB de CV	4,600	40,869
Gentera SAB de CV	2,800	4,800
Gruma SAB de CV Series B	600	7,910
Grupo Aeroportuario del Pacifico SAB de CV Series B	800	5,683
Grupo Aeroportuario del Sureste SAB de CV Series B	600	8,643
Grupo Bimbo SAB de CVa	4,400	11,891
Grupo Carso SAB de CV Series A1	1,600	6,753
Grupo Financiero Banorte SAB de CV	6,400	36,072
Grupo Financiero Inbursa SAB de CV Series O	6,000	13,682
Grupo Financiero Santander Mexico SAB de CV Series B	4,800	9,019
Grupo Mexico SAB de CV Series B	10,000	30,921
Grupo Televisa SAB	6,200	46,808
Industrias Penoles SAB de CV	410	7,216
Kimberly-Clark de Mexico SAB de CV Series A	4,000	9,020
Mexichem SAB de CV	2,400	7,261
OHL Mexico SAB de CVa	2,200	2,960
Promotora y Operadora de Infraestructura SAB de CVa	600	6,526
Wal-Mart de Mexico SAB de CV	13,600	33,525

		464,472
PERU — 1.86%
Cia. de Minas Buenaventura SA ADR	480	5,376
Credicorp Ltd.	170	23,994
Southern Copper Corp.	408	12,248

		41,618
PHILIPPINES — 6.36%
Aboitiz Equity Ventures Inc.	7,440	9,345
Ayala Corp.	540	9,568
Ayala Land Inc.	20,600	18,505
Bank of the Philippine Islands	2,960	6,506
BDO Unibank Inc.	4,960	12,015
Energy Development Corp.	32,400	5,748
Globe Telecom Inc.	90	5,147
GT Capital Holdings Inc.	230	7,202
JG Summit Holdings Inc.	7,080	10,878
Jollibee Foods Corp.	1,580	7,123
Philippine Long Distance Telephone Co.	280	17,459
SM Investments Corp.	540	10,658
SM Prime Holdings Inc.	23,200	10,012
Universal Robina Corp.	2,800	11,982

		142,148
POLAND — 6.86%
Bank Pekao SA	378	18,863
Bank Zachodni WBK SAa	102	9,235
Cyfrowy Polsat SAa	700	4,665
KGHM Polska Miedz SA	432	13,252
LPP SA	4	8,237
mBank SAa	54	6,542
Orange Polska SA	1,992	5,506
PGE Polska Grupa Energetyczna SA	2,304	12,608
Polski Koncern Naftowy Orlen SA	894	16,819
Polskie Gornictwo Naftowe i Gazownictwo SA	6,288	10,632
Powszechna Kasa Oszczednosci Bank Polski SA	2,538	22,086
Powszechny Zaklad Ubezpieczen SA	158	18,849
Tauron Polska Energia SA	4,782	6,061

		153,355

Security	Shares	Value

QATAR — 4.12%
Ezdan Holding Group QSC	1,812	$9,096
Industries Qatar QSC	470	17,316
Masraf Al Rayan QSC	1,090	13,327
Ooredoo QSC	276	6,703
Qatar Insurance Co. SAQ	298	8,261
Qatar Islamic Bank SAQ	218	6,397
Qatar National Bank SAQ	500	25,812
Vodafone Qatar QSC	1,236	5,298

		92,210
THAILAND — 10.32%
Advanced Info Service PCL NVDR	3,000	20,868
Airports of Thailand PCL NVDR	1,400	12,402
Bangkok Bank PCL Foreign	1,200	6,492
Bangkok Dusit Medical Services PCL NVDR	11,600	6,655
BTS Group Holdings PCL NVDR	18,600	5,308
Bumrungrad Hospital PCL NVDR	1,200	6,207
Central Pattana PCL NVDR	6,000	7,714
Charoen Pokphand Foods PCL NVDR	9,200	6,700
CP ALL PCL NVDR	12,800	17,408
Kasikornbank PCL Foreign	3,000	17,390
Kasikornbank PCL NVDR	1,600	9,275
Krung Thai Bank PCL NVDR	12,000	6,457
Minor International PCL NVDR	6,380	5,785
PTT Exploration & Production PCL NVDR	4,600	14,768
PTT Global Chemical PCL NVDR	5,200	10,125
PTT PCL NVDR	2,800	28,882
Siam Cement PCL (The) Foreign	1,200	18,763
Siam Commercial Bank PCL (The) NVDR	4,400	20,731
True Corp. PCL NVDR[a]	25,400	8,683

		230,613
TURKEY — 6.62%
Akbank TAS	5,560	16,563
Anadolu Efes Biracilik ve Malt Sanayii AS	648	6,001
BIM Birlesik Magazalar AS	576	10,570
Coca-Cola Icecek AS	222	3,761
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,738	7,568
Eregli Demir ve Celik Fabrikalari TAS	4,024	6,470
Haci Omer Sabanci Holding AS	3,036	11,405
KOC Holding AS	1,852	8,279
Tupras Turkiye Petrol Rafinerileri ASa	374	9,357
Turk Hava Yollari AOa	2,130	7,218
Turkcell Iletisim Hizmetleri AS	2,500	10,894
Turkiye Garanti Bankasi AS	6,330	20,046
Turkiye Halk Bankasi AS	1,678	8,415
Turkiye Is Bankasi Class C	5,188	11,031
Turkiye Vakiflar Bankasi Tao Class D	3,036	5,246
Yapi ve Kredi Bankasi AS	3,298	5,104

		147,928
UNITED ARAB EMIRATES — 3.24%
Abu Dhabi Commercial Bank PJSC	4,714	9,780
Aldar Properties PJSC	9,916	7,046
Arabtec Holding PJSC[a]	6,544	4,098
DP World Ltd.	506	10,145
Dubai Financial Market PJSC	8,356	4,209
Emaar Properties PJSC	9,518	20,212

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

May 31, 2015

Security	Shares	Value

First Gulf Bank PJSC	2,672	$10,657
National Bank of Abu Dhabi PJSC	2,213	6,296

		72,443

TOTAL COMMON STOCKS
(Cost: $2,416,778)		2,208,504

PREFERRED STOCKS — 0.80%

CHILE — 0.25%
Sociedad Quimica y Minera de Chile SA Series B	296	5,736

		5,736
COLOMBIA — 0.55%
Bancolombia SA	1,206	12,310

		12,310

TOTAL PREFERRED STOCKS
(Cost: $23,764)		18,046

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	6,878	6,878

		6,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,878)		6,878

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $2,447,420)		2,233,428
Other Assets, Less Liabilities — 0.10%		2,152

NET ASSETS — 100.00%		$2,235,580

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

74

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.20%

BRAZIL — 2.37%
Ambev SA	1,808,100	$10,420,673
BRF SA	176,400	3,561,041
Cielo SA	1,651,548	20,692,201
Souza Cruz SA	529,200	4,027,927
TOTVS SA	665,100	7,770,541
Tractebel Energia SA	264,600	2,805,459
Transmissora Alianca de Energia Eletrica SA Units	709,000	4,572,546
Ultrapar Participacoes SA	397,300	8,541,838

		62,392,226
CHILE — 3.80%
AES Gener SA	6,999,552	4,213,643
Aguas Andinas SA Series A	27,405,504	15,678,951
Banco de Chile	258,844,068	29,793,105
Banco de Credito e Inversiones	65,268	3,040,180
Cia. Cervecerias Unidas SA	358,533	4,043,656
Colbun SA	58,798,971	17,596,460
Empresa Nacional de Electricidad SA/Chile	9,902,655	14,794,536
Empresas COPEC SA	213,003	2,435,466
SACI Falabella	282,240	2,116,766
Vina Concha y Toro SA	3,327,786	6,416,817

		100,129,580
CHINA — 20.60%
AAC Technologies Holdings Inc.[a]	1,323,000	7,398,785
Agricultural Bank of China Ltd. Class H	17,199,000	9,341,072
Bank of China Ltd. Class H	46,305,000	30,764,266
Bank of Communications Co. Ltd. Class H	2,660,000	2,532,500
Beijing Enterprises Holdings Ltd.	2,205,000	19,300,559
Beijing Enterprises Water Group Ltd.[a]	10,584,000	8,943,398
China CITIC Bank Corp. Ltd. Class Hb	4,410,000	3,732,105
China Communications Services Corp. Ltd. Class H	14,994,000	8,220,872
China Construction Bank Corp. Class H	24,696,000	24,818,500
China Everbright Bank Co. Ltd. Class H	15,435,000	9,796,776
China Gas Holdings Ltd.	1,764,000	3,040,300
China Life Insurance Co. Ltd. Class H	890,000	4,276,887
China Medical System Holdings Ltd.	5,292,000	8,834,166
China Mengniu Dairy Co. Ltd.	3,101,000	17,702,169
China Merchants Holdings International Co. Ltd.	882,000	3,891,402
China Minsheng Banking Corp. Ltd. Class H	1,323,100	1,822,953
China Mobile Ltd.	2,220,000	29,240,862
China Petroleum & Chemical Corp. Class H	15,456,000	13,618,500
China Resources Gas Group Ltd.[a]	4,410,000	13,597,152
China Resources Power Holdings Co. Ltd.	2,646,000	7,356,116
CSPC Pharmaceutical Group Ltd.	10,584,000	10,895,927
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	485,100	3,980,154
ENN Energy Holdings Ltd.[a]	332,000	2,231,450
Guangdong Investment Ltd.	14,112,000	19,771,055
Haier Electronics Group Co. Ltd.	1,376,000	4,171,553
Hanergy Thin Film Power Group Ltd.[a,b]	39,762,000	11,133,360
Hengan International Group Co. Ltd.	1,995,500	22,937,225
Industrial & Commercial Bank of China Ltd. Class H	22,050,000	19,200,999
Inner Mongolia Yitai Coal Co. Ltd. Class B	5,600,719	9,661,240
Jiangsu Expressway Co. Ltd. Class H	14,180,000	19,756,565

Security	Shares	Value

Lenovo Group Ltd.	12,576,000	$19,955,338
Luye Pharma Group Ltd.[b]	2,205,000	2,400,836
PetroChina Co. Ltd. Class H	3,534,000	4,189,802
Semiconductor Manufacturing International Corp.[a,b]	25,137,000	2,886,123
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,764,000	1,554,285
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,293,200	7,603,026
Shenzhou International Group Holdings Ltd.	4,410,000	21,789,578
Sihuan Pharmaceutical Holdings Group Ltd.	10,904,000	6,203,487
Sino Biopharmaceutical Ltd.	14,160,000	16,787,662
Sinopharm Group Co. Ltd. Class H	529,200	2,525,998
SOHO China Ltd.	19,183,500	13,091,667
Sun Art Retail Group Ltd.[a]	16,537,500	14,550,090
Tencent Holdings Ltd.	1,146,600	23,030,958
Tingyi Cayman Islands Holding Corp.	5,512,000	11,704,436
Tsingtao Brewery Co. Ltd. Class H	1,156,000	7,411,834
Want Want China Holdings Ltd.[a]	2,205,000	2,489,018
Zhejiang Expressway Co. Ltd. Class H	16,758,000	26,115,634
ZTE Corp. Class H	2,028,600	7,052,882

		543,311,522
COLOMBIA — 0.75%
Almacenes Exito SA	508,914	4,520,605
Corp. Financiera Colombiana SA	276,681	3,982,065
Ecopetrol SA	8,065,449	5,769,038
Isagen SA ESP	4,769,856	5,611,098

		19,882,806
CZECH REPUBLIC — 0.31%
CEZ AS	265,482	6,603,372
Komercni Banka AS	7,902	1,694,267

		8,297,639
EGYPT — 0.63%
Commercial International Bank Egypt SAE	2,130,746	15,853,428
Telecom Egypt Co.	720,184	817,399

		16,670,827
HUNGARY — 0.08%
Richter Gedeon Nyrt	129,654	2,113,015

		2,113,015
INDIA — 2.52%
Cipla Ltd.	203,301	2,070,532
Coal India Ltd.	252,425	1,545,586
Dabur India Ltd.	3,882,123	16,402,887
Divi’s Laboratories Ltd.	247,401	7,049,812
Dr. Reddy’s Laboratories Ltd.	153,909	8,519,473
HCL Technologies Ltd.	101,848	1,611,851
Hindustan Unilever Ltd.	306,936	4,130,927
Infosys Ltd.	47,187	1,494,786
Sun Pharmaceuticals Industries Ltd.	775,278	11,727,573
Tata Consultancy Services Ltd.	67,914	2,775,737
Tech Mahindra Ltd.	211,159	1,832,996
Wipro Ltd.	833,049	7,326,618

		66,488,778

75

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2015

Security	Shares	Value

INDONESIA — 6.96%
Astra Agro Lestari Tbk PT	2,205,000	$4,135,209
Bank Central Asia Tbk PT	35,147,700	37,542,443
Bank Danamon Indonesia Tbk PT	19,095,300	6,382,428
Bank Mandiri Persero Tbk PT	16,758,000	13,654,526
Bank Negara Indonesia Persero Tbk PT	10,231,200	5,319,079
Bank Rakyat Indonesia Persero Tbk PT	13,009,500	11,584,003
Gudang Garam Tbk PT	485,100	1,727,784
Indocement Tunggal Prakarsa Tbk PT	708,600	1,200,290
Indofood CBP Sukses Makmur Tbk PT	2,690,100	2,868,301
Indofood Sukses Makmur Tbk PT	26,460,000	14,606,624
Jasa Marga Persero Tbk PT	25,930,800	12,696,758
Kalbe Farma Tbk PT	124,141,500	17,273,167
Perusahaan Gas Negara Persero Tbk PT	6,174,000	2,005,243
Tambang Batubara Bukit Asam Persero Tbk PT	2,205,000	1,638,243
Telekomunikasi Indonesia Persero Tbk PT	90,360,900	19,440,166
Tower Bersama Infrastructure Tbk PT	13,230,000	9,429,276
Unilever Indonesia Tbk PT	6,703,200	21,948,621

		183,452,161
MALAYSIA — 8.09%
Astro Malaysia Holdings Bhd	1,417,000	1,205,958
Axiata Group Bhd	12,348,000	22,163,077
Berjaya Sports Toto Bhd	1,587,697	1,429,187
DiGi.Com Bhd	2,160,900	3,306,778
Hong Leong Bank Bhd	5,027,400	18,732,756
IHH Healthcare Bhd	20,859,300	33,172,318
Malayan Banking Bhd	12,568,500	30,958,417
Maxis Bhd	12,921,300	24,284,713
Petronas Chemicals Group Bhd[a]	4,233,600	7,229,224
Petronas Dagangan Bhd	352,800	1,915,090
Petronas Gas Bhd[a]	2,160,900	12,908,814
Public Bank Bhd	6,747,380	34,049,790
Sime Darby Bhd	3,146,100	7,140,085
Telekom Malaysia Bhd	4,454,100	8,845,021
Tenaga Nasional Bhd	1,675,800	6,107,116

		213,448,344
MEXICO — 2.92%
America Movil SAB de CV	8,158,500	8,569,381
Arca Continental SAB de CV	2,030,200	12,291,837
Coca-Cola Femsa SAB de CV Series L	396,900	3,382,975
El Puerto de Liverpool SAB de CV Series C1	2,072,700	23,271,973
Fibra Uno Administracion SA de CV	926,100	2,358,596
Gruma SAB de CV Series B	396,900	5,232,726
Grupo Aeroportuario del Pacifico SAB de CV Series B	970,200	6,891,875
Grupo Aeroportuario del Sureste SAB de CV Series B	308,700	4,446,785
Grupo Bimbo SAB de CVb	441,000	1,191,764
Wal-Mart de Mexico SAB de CV	3,836,700	9,457,886

		77,095,798
PERU — 1.19%
Cia. de Minas Buenaventura SA ADR	334,719	3,748,853
Credicorp Ltd.	195,804	27,635,776

		31,384,629
PHILIPPINES — 3.94%
Aboitiz Power Corp.	13,626,900	13,142,463

Security	Shares	Value

Bank of the Philippine Islands	9,702,004	$21,325,477
BDO Unibank Inc.	5,578,650	13,513,383
International Container Terminal Services Inc.	4,537,890	10,890,529
Jollibee Foods Corp.	2,178,550	9,821,432
Metropolitan Bank & Trust Co.	4,107,721	8,245,846
Philippine Long Distance Telephone Co.	432,184	26,947,886

		103,887,016
POLAND — 1.61%
Bank Pekao SA	212,476	10,602,866
Bank Zachodni WBK SAb	54,684	4,950,887
PGE Polska Grupa Energetyczna SA	3,606,498	19,735,190
Powszechny Zaklad Ubezpieczen SA	61,021	7,279,493

		42,568,436
QATAR — 2.74%
Commercial Bank of Qatar QSC (The)	729,855	10,828,412
Doha Bank QSC	326,781	4,803,358
Industries Qatar QSC	105,840	3,899,537
Masraf Al Rayan QSC	95,697	1,170,018
Ooredoo QSC	193,158	4,691,367
Qatar Electricity & Water Co. QSC	342,657	20,052,735
Qatar Insurance Co. SAQ	194,916	5,403,474
Qatar Islamic Bank SAQ	404,838	11,879,193
Qatar National Bank SAQ	161,847	8,355,373
Vodafone Qatar QSC	248,724	1,066,048

		72,149,515
RUSSIA — 0.21%
Rosneft OAO	906,120	4,074,296
Rosneft OAO GDR[d]	294,415	1,348,126

		5,422,422
SOUTH AFRICA — 5.50%
Aspen Pharmacare Holdings Ltd.	186,984	5,613,784
Bidvest Group Ltd. (The)	250,180	6,188,422
Discovery Ltd.	582,412	5,830,941
Foschini Group Ltd. (The)	219,177	2,927,103
Liberty Holdings Ltd.	461,727	5,954,989
Life Healthcare Group Holdings Ltd.	2,703,771	8,103,925
Mediclinic International Ltd.	176,841	1,552,913
Mr. Price Group Ltd.	195,363	3,877,798
MTN Group Ltd.	69,678	1,232,446
Nedbank Group Ltd.	508,914	10,079,783
Netcare Ltd.	1,052,226	3,364,806
Pick n Pay Stores Ltd.	1,151,010	5,396,653
Rand Merchant Insurance Holdings Ltd.	2,094,309	7,469,993
Redefine Properties Ltd.	10,416,420	9,159,926
Sasol Ltd.	132,741	4,671,340
Shoprite Holdings Ltd.	711,333	9,412,728
SPAR Group Ltd. (The)	527,877	8,077,968
Standard Bank Group Ltd.	2,198,826	28,570,146
Tiger Brands Ltd.	160,965	3,717,299
Tsogo Sun Holdings Ltd.	516,411	1,103,465
Vodacom Group Ltd.	1,156,302	12,697,917

		145,004,345

76

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2015

Security	Shares	Value

SOUTH KOREA — 10.72%
AmorePacific Corp.	45,572	$16,612,757
AmorePacific Group	66,301	10,469,366
Cheil Worldwide Inc.[b]	117,652	2,186,899
CJ CheilJedang Corp.	16,758	6,199,666
Coway Co. Ltd.	33,017	2,725,969
Dongbu Insurance Co. Ltd.	322,812	14,971,836
E-Mart Co. Ltd.	17,640	3,923,537
Hyundai Marine & Fire Insurance Co. Ltd.	555,244	13,928,070
Hyundai Wia Corp.	15,435	1,991,613
Kangwon Land Inc.	491,715	17,880,546
KEPCO Plant Service & Engineering Co. Ltd.[a]	76,520	7,422,423
Kia Motors Corp.	151,455	6,511,916
Korea Electric Power Corp.	156,243	6,513,356
KT Corp.[b]	233,283	6,093,880
KT&G Corp.	333,696	29,026,207
LG Display Co. Ltd.	48,290	1,274,516
Lotte Shopping Co. Ltd.	12,348	2,818,898
NAVER Corp.	3,806	2,091,454
Orion Corp./Republic of Korea	10,584	11,937,740
S-1 Corp.[a]	197,568	14,742,949
Samsung Electronics Co. Ltd.	8,884	10,477,228
Samsung Fire & Marine Insurance Co. Ltd.	60,858	16,693,735
Samsung Life Insurance Co. Ltd.	185,220	18,718,376
SK C&C Co. Ltd.[a]	54,243	12,211,711
SK Hynix Inc.	246,638	11,372,165
SK Telecom Co. Ltd.	73,641	16,379,433
Yuhan Corp.	72,576	17,485,037

		282,661,283
TAIWAN — 17.55%
Advanced Semiconductor Engineering Inc.	1,773,000	2,541,687
Advantech Co. Ltd.	1,764,481	14,228,295
Asia Cement Corp.	12,506,125	15,850,137
Asutek Computer Inc.	1,019,000	10,026,325
Chicony Electronics Co. Ltd.	3,981,960	11,131,273
China Airlines Ltd.[b]	22,932,828	11,207,520
China Steel Corp.	21,609,517	17,882,961
Chunghwa Telecom Co. Ltd.	12,348,000	39,023,751
Delta Electronics Inc.	1,768,000	10,109,276
EVA Airways Corp.[b]	3,613,899	2,678,663
Far EasTone Telecommunications Co. Ltd.	12,441,000	29,549,047
First Financial Holding Co. Ltd.	26,911,119	16,571,210
Formosa Chemicals & Fibre Corp.	441,300	1,079,778
Formosa Petrochemical Corp.	4,410,000	10,790,441
Formosa Plastics Corp.	3,687,840	9,047,482
Formosa Taffeta Co. Ltd.	6,204,000	6,730,955
Foxconn Technology Co. Ltd.	4,410,850	15,520,536
Hon Hai Precision Industry Co. Ltd.	2,205,000	7,119,392
HTC Corp.[b]	3,528,000	11,839,312
Hua Nan Financial Holdings Co. Ltd.	28,665,474	17,231,225
Kinsus Interconnect Technology Corp.	2,646,000	8,034,640
Lite-On Technology Corp.	14,994,511	19,248,159
MediaTek Inc.	441,000	5,955,576
Novatek Microelectronics Corp.	200,000	1,091,454
President Chain Store Corp.	1,772,000	12,816,733
Quanta Computer Inc.	882,000	2,238,550
Standard Foods Corp.	953,400	2,481,890
Synnex Technology International Corp.	8,820,000	13,089,336
Taiwan Business Bank[b]	7,463,000	2,443,657
Taiwan Cement Corp.	6,615,000	8,987,245

Security	Shares	Value

Taiwan Cooperative Financial Holding Co. Ltd.	56,007,643	$29,834,977
Taiwan Mobile Co. Ltd.	9,748,000	34,300,459
Taiwan Semiconductor Manufacturing Co. Ltd.	8,379,000	39,857,101
Transcend Information Inc.	2,646,000	10,172,613
U-Ming Marine Transport Corp.	5,292,000	7,362,213
United Microelectronics Corp.	5,292,000	2,396,599
WPG Holdings Ltd.	1,764,000	2,273,033

		462,743,501
THAILAND — 3.67%
Advanced Info Service PCL NVDR	1,236,500	8,601,100
Bangkok Bank PCL NVDR	1,058,400	5,726,183
Bangkok Dusit Medical Services PCL NVDR	15,408,700	8,840,307
BTS Group Holdings PCL NVDR	72,632,700	20,727,524
CP ALL PCL NVDR	10,218,400	13,896,903
Delta Electronics Thailand PCL NVDR	2,690,100	6,837,204
Glow Energy PCL NVDR	2,160,900	5,749,125
Kasikornbank PCL NVDR	989,900	5,738,124
PTT Exploration & Production PCL NVDR	1,046,500	3,359,750
PTT PCL NVDR	1,420,900	14,656,727
Thai Oil PCL NVDR	1,587,600	2,524,869

		96,657,816
UNITED ARAB EMIRATES — 2.04%
Abu Dhabi Commercial Bank PJSC	1,505,133	3,122,504
DP World Ltd.	713,979	14,315,279
First Gulf Bank PJSC	4,236,687	16,898,073
National Bank of Abu Dhabi PJSC	6,831,568	19,436,132

		53,771,988

TOTAL COMMON STOCKS (Cost: $2,467,158,861)		2,589,533,647

PREFERRED STOCKS — 1.15%

COLOMBIA — 0.92%
Banco Davivienda SA	855,981	8,473,874
Grupo de Inversiones Suramericana SA	1,205,253	15,750,377

		24,224,251
RUSSIA — 0.17%
AK Transneft OAO	1,899	4,449,151

		4,449,151
SOUTH KOREA — 0.06%
Samsung Electronics Co. Ltd.	1,764	1,717,443

		1,717,443

TOTAL PREFERRED STOCKS (Cost: $39,249,870)		30,390,845

77

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

May 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.93%

MONEY MARKET FUNDS — 1.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	48,131,260	$48,131,260
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	2,695,432	2,695,432

		50,826,692

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,826,692)		50,826,692

TOTAL INVESTMENTS IN SECURITIES — 101.28% (Cost: $2,557,235,423)		2,670,751,184
Other Assets, Less Liabilities — (1.28)%		(33,702,195)

NET ASSETS — 100.00%		$2,637,048,989

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

78

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.65%

BRAZIL — 2.53%
Aliansce Shopping Centers SA	12,500	$60,296
Alupar Investimento SA Units	10,900	59,474
Arezzo Industria e Comercio SA	5,700	43,778
BR Properties SA	24,200	79,969
Cia. de Saneamento de Minas Gerais-COPASA	9,600	47,390
Cia. Hering	16,800	67,882
Direcional Engenharia SA	13,100	22,978
Equatorial Energia SA	23,642	250,223
Eternit SA	6,100	5,273
Even Construtora e Incorporadora SA	29,600	34,953
EZ TEC Empreendimentos e Participacoes SA	9,098	46,906
Fleury SA	9,700	52,562
Gafisa SA	56,400	42,045
Helbor Empreendimentos SA	20,740	14,941
Iguatemi Empresa de Shopping Centers SA	12,300	101,864
Iochpe-Maxion SA	9,500	35,648
JSL SA	9,400	29,914
Light SA	9,500	50,586
Linx SA	4,000	61,943
LPS Brasil Consultoria de Imoveis SA	13,900	23,424
Marfrig Global Foods SAa	36,000	45,894
Marisa Lojas SA	8,000	30,070
Mills Estruturas e Servicos de Engenharia SA	23,500	63,082
MRV Engenharia e Participacoes SA	36,400	86,650
Multiplus SA	6,400	76,296
PDG Realty SA Empreendimentos e Participacoes[a]	246,100	28,521
Restoque Comercio e Confeccoes de Roupas SA	23,900	63,257
Rumo Logistica Operadora Multimodal SAa	150,875	59,545
Santos Brasil Participacoes SA Units	4,400	16,166
Sao Martinho SA	9,000	100,442
SLC Agricola SA	10,700	52,954
Smiles SA	10,800	172,084
Tecnisa SA	16,500	18,709
Tegma Gestao Logistica	5,400	24,526
TPI — Triunfo Participacoes e Investimentos SA	1,600	1,634
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,400	142,210

		2,114,089
CHILE — 0.92%
Administradora de Fondos de Pensiones Habitat SA	48,002	67,876
Besalco SA	96,399	49,052
Cia. Sud Americana de Vapores SAa	1,887,421	70,178
E.CL SA	76,993	112,795
Inversiones Aguas Metropolitanas SA	55,181	86,688
Inversiones La Construccion SA	2,987	35,489
Parque Arauco SA	102,772	198,868
Ripley Corp. SA	80,011	39,691
SalfaCorp SA	86,221	63,280
Sociedad Matriz SAAM SA	529,683	45,381

		769,298
CHINA — 25.23%
361 Degrees International Ltd.	225,000	88,821

Security	Shares	Value

Agile Property Holdings Ltd.	236,000	$181,455
Ajisen China Holdings Ltd.[b]	173,000	104,895
Anhui Expressway Co. Ltd. Class H	136,000	132,113
Anton Oilfield Services Group/Hong Kong[b]	322,000	74,772
Anxin-China Holdings Ltd.	1,084,000	53,840
Asia Cement China Holdings Corp.	152,500	79,874
AVIC International Holding HK Ltd.[a]	462,000	107,878
Baoxin Auto Group Ltd.	82,500	68,967
Beijing Capital Land Ltd. Class H	198,000	150,195
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	105,000	172,030
Biostime International Holdings Ltd.	32,000	134,167
Boshiwa International Holding Ltd.[a,b]	32,000	619
Bosideng International Holdings Ltd.	692,000	108,912
BYD Electronic International Co. Ltd.	137,500	224,568
C C Land Holdings Ltd.	496,000	120,936
Carnival Group International Holdings Ltd.[a,b]	332,000	59,962
Central China Securities Co. Ltd. Class H	77,000	75,495
China Animal Healthcare Ltd.[b]	126,000	84,525
China BlueChemical Ltd. Class H	354,000	158,469
China Datang Corp. Renewable Power Co. Ltd. Class Ha	642,000	111,810
China Dongxiang Group Co. Ltd.[b]	669,000	189,872
China Foods Ltd.[a]	132,000	102,173
China High Speed Transmission Equipment Group Co. Ltd.[a]	166,000	167,038
China Huarong Energy Co. Ltd.[a,b]	669,500	76,005
China Huiyuan Juice Group Ltd.[a]	155,500	90,272
China Innovationpay Group Ltd.[a,b]	700,000	115,590
China Lesso Group Holdings Ltd.	264,000	252,708
China Lilang Ltd.	153,000	183,563
China LotSynergy Holdings Ltd.[b]	1,320,000	117,499
China Lumena New Materials Corp.[a]	210,000	10,159
China Merchants Land Ltd.[b]	264,000	83,101
China Metal Recycling Holdings Ltd.[a]	12,000	—
China Modern Dairy Holdings Ltd.[a,b]	355,000	141,972
China Oceanwide Holdings Ltd.[a]	528,000	116,477
China Oil & Gas Group Ltd.	1,210,000	145,171
China Overseas Grand Oceans Group Ltd.	149,000	83,616
China Power International Development Ltd.	56,790	41,320
China Power New Energy Development Co. Ltd.[a,b]	1,080,000	100,315
China Precious Metal Resources Holdings Co. Ltd.[a,b]	1,026,000	92,652
China Rare Earth Holdings Ltd.[a,b]	544,000	111,585
China Regenerative Medicine International Ltd.[a]	1,485,000	153,260
China Resources and Transportation Group Ltd.[a,b]	3,100,000	69,186
China Shanshui Cement Group Ltd.[a]	253,000	205,297
China Shineway Pharmaceutical Group Ltd.[b]	73,000	127,889
China Singyes Solar Technologies Holdings Ltd.[b]	87,000	134,683
China Suntien Green Energy Corp. Ltd. Class H	370,000	89,737
China Traditional Chinese Medicine Co. Ltd.[a]	264,000	224,781
China Travel International Investment Hong Kong Ltd.	476,000	232,733
China Vanadium Titano-Magnetite Mining Co. Ltd.[a,b]	861,000	89,970
China Water Affairs Group Ltd.[b]	276,000	154,529
China Yurun Food Group Ltd.[a,b]	281,000	131,953
China ZhengTong Auto Services Holdings Ltd.[b]	172,000	112,277
Chinasoft International Ltd.[a]	270,000	190,181
Chongqing Machinery & Electric Co. Ltd. Class H	558,000	139,652
CIMC Enric Holdings Ltd.	112,000	112,845
CITIC Dameng Holdings Ltd.[a]	646,000	88,338
CITIC Resources Holdings Ltd.[a]	504,000	132,639
Cogobuy Group[a,c]	66,000	134,017
Comba Telecom Systems Holdings Ltd.	277,300	98,019
Coolpad Group Ltd.	492,000	177,085
COSCO International Holdings Ltd.[b]	132,000	91,956
CT Environmental Group Ltd.	132,000	179,825
Dah Chong Hong Holdings Ltd.[b]	212,000	126,354

79

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Dazhong Transportation Group Co. Ltd. Class B	75,900	$129,713
Digital China Holdings Ltd.	159,000	285,938
Dongyue Group Ltd.	291,000	130,267
EverChina International Holdings Co. Ltd.[a]	1,445,000	68,973
Fantasia Holdings Group Co. Ltd.[b]	466,500	75,227
FDG Electric Vehicles Ltd.[a,b]	1,360,000	145,623
First Tractor Co. Ltd. Class Hb	112,000	103,597
Fufeng Group Ltd.	209,400	171,809
Golden Eagle Retail Group Ltd.	117,000	179,918
Greatview Aseptic Packaging Co. Ltd.[b]	257,000	148,533
Hangzhou Steam Turbine Co. Class B	95,780	197,576
Harbin Electric Co. Ltd. Class H	148,000	124,677
HC International Inc.[a,b]	64,000	95,774
Hengdeli Holdings Ltd.	641,600	131,605
Hi Sun Technology China Ltd.[a]	297,000	152,110
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	74,000	70,548
Honbridge Holdings Ltd.[a]	330,000	106,430
Hopewell Highway Infrastructure Ltd.	302,500	150,244
Hopson Development Holdings Ltd.[a,b]	112,000	118,480
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Hb	645,600	140,754
Huabao International Holdings Ltd.	330,000	318,440
Imperial Pacific International Holdings Ltd.[a,b]	430,000	132,025
Intime Retail Group Co. Ltd.	132,000	225,462
Jiangsu Future Land Co. Ltd. Class B	74,700	96,288
Ju Teng International Holdings Ltd.	210,000	129,768
Kaisa Group Holdings Ltd.[b]	276,000	55,545
Kingboard Chemical Holdings Ltd.	74,746	145,412
Kingdee International Software Group Co. Ltd.[b]	328,000	262,348
KWG Property Holding Ltd.[b]	214,500	204,772
Lao Feng Xiang Co. Ltd. Class B	44,900	256,469
Lee & Man Paper Manufacturing Ltd.	110,585	74,041
Li Ning Co. Ltd.[a,b]	218,000	127,680
Lijun International Pharmaceutical Holding Co. Ltd.	382,000	147,841
Lonking Holdings Ltd.	696,000	168,802
Luthai Textile Co. Ltd. Class B	96,000	157,904
MIE Holdings Corp.[a]	440,000	52,222
Minth Group Ltd.[b]	126,000	310,467
MMG Ltd.[b]	300,000	118,815
NetDragon Websoft Inc.[b]	38,000	190,452
New World Department Store China Ltd.[b]	271,000	87,402
Nexteer Automotive Group Ltd.[b]	160,000	186,389
North Mining Shares Co. Ltd.[a]	1,800,000	81,274
NVC Lighting Holding Ltd.	108,000	24,522
PAX Global Technology Ltd.[a]	132,000	239,085
Peak Sport Products Co. Ltd.	387,000	129,806
Phoenix Healthcare Group Co. Ltd.[b]	70,500	144,792
Phoenix Satellite Television Holdings Ltd.	386,000	151,879
Poly Property Group Co. Ltd.[b]	311,000	171,317
Renhe Commercial Holdings Co. Ltd.[a,b]	2,594,000	230,904
REXLot Holdings Ltd.[b]	1,500,000	110,301
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	48,000	112,452
Shenguan Holdings Group Ltd.	386,000	113,536
Shenzhen Expressway Co. Ltd. Class H	174,000	153,314
Shenzhen International Holdings Ltd.	199,000	354,791
Shenzhen Investment Ltd.	458,000	248,157
Shougang Concord International Enterprises Co. Ltd.[a]	1,122,000	96,979
Shougang Fushan Resources Group Ltd.	394,000	92,508
Shunfeng International Clean Energy Ltd.[a,b]	176,000	123,743
Sino Oil And Gas Holdings Ltd.[a]	3,335,000	85,617
Sinopec Kantons Holdings Ltd.[b]	194,000	159,924
Sinotrans Shipping Ltd.[b]	435,000	108,869
Skyworth Digital Holdings Ltd.	264,000	252,368
Sound Global Ltd.[a]	80,000	72,244

Security	Shares	Value

Springland International Holdings Ltd.	349,000	$126,966
Sunny Optical Technology Group Co. Ltd.	108,000	237,135
Superb Summit International Group Ltd.[a,b]	450,000	84,757
TCL Communication Technology Holdings Ltd.	129,000	138,127
Tech Pro Technology Development Ltd.[a,b]	269,600	274,415
Texhong Textile Group Ltd.	70,500	78,853
Tianjin Development Holdings Ltd.	174,000	175,088
Tianjin Port Development Holdings Ltd.[b]	372,000	109,898
Tianneng Power International Ltd.[a]	278,000	172,146
Tibet 5100 Water Resources Holdings Ltd.[b]	307,000	116,043
Tong Ren Tang Technologies Co. Ltd. Class H	99,000	179,314
Towngas China Co. Ltd.[b]	174,000	181,597
TravelSky Technology Ltd. Class H	18,823	32,636
V1 Group Ltd.[a]	856,000	98,282
Vinda International Holdings Ltd.	64,000	138,543
Wasion Group Holdings Ltd.	66,000	102,343
West China Cement Ltd.	914,000	155,644
Wisdom Holdings Group[b]	126,000	130,039
Xingda International Holdings Ltd.[b]	263,000	85,500
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	204,000	47,371
Xinyi Solar Holdings Ltd.[b]	442,000	206,986
XTEP International Holdings Ltd.[b]	207,500	91,282
Yanchang Petroleum International Ltd.[a]	1,940,000	96,355
Yingde Gases Group Co. Ltd.	202,500	160,661
Yip’s Chemical Holdings Ltd.	210,000	124,891
Yuexiu REIT	320,000	179,164
Yuexiu Transport Infrastructure Ltd.[b]	196,000	150,953
Zhaojin Mining Industry Co. Ltd. Class Hb	168,000	140,008
Zhongsheng Group Holdings Ltd.	114,500	95,865

		21,058,181
CZECH REPUBLIC — 0.11%
Pegas Nonwovens SA	2,375	76,003
Philip Morris CR AS	42	18,246

		94,249
EGYPT — 0.83%
Egypt Kuwait Holding Co. SAE	82,566	52,016
Egyptian Financial Group-Hermes Holding Co.[a]	56,463	114,405
Medinet Nasr Housing[a]	34,221	142,848
Orascom Telecom Media And Technology Holding SAE GDR[a]	379,722	307,575
Palm Hills Developments SAE[a]	196,614	79,367

		696,211
GREECE — 0.60%
Aegean Airlines SA	8,679	68,224
Ellaktor SAa	17,260	32,169
Grivalia Properties REIC	5,610	47,421
Hellenic Exchanges — Athens Stock Exchange SA Holding	11,220	64,581
Intralot SA-Integrated Lottery Systems & Services[a]	30,690	55,854
Metka SA	3,912	33,668
Motor Oil Hellas Corinth Refineries SA	7,821	70,740
Mytilineos Holdings SAa	8,895	57,732
Public Power Corp. SAa	14,190	70,941

		501,330
HUNGARY — 0.11%
Magyar Telekom Telecommunications PLC[a]	61,479	90,611

		90,611

80

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

INDIA — 9.66%
AIA Engineering Ltd.	9,207	$146,669
Ajanta Pharma Ltd.	2,541	62,848
Alstom T&D India Ltd.	16,764	138,973
Amara Raja Batteries Ltd.	12,837	178,004
Amtek Auto Ltd.	18,711	47,286
Andhra Bank[a]	52,100	65,343
Apollo Tyres Ltd.	43,395	128,997
Arvind Infrastructure Ltd.	2,841	—
Arvind Ltd.	28,416	105,938
Ashok Leyland Ltd.[a]	218,427	244,364
Bayer CropScience Ltd./India	2,252	127,222
Berger Paints India Ltd.	37,742	125,666
Biocon Ltd.	17,061	120,572
Blue Dart Express Ltd.	1,056	104,710
CESC Ltd.	12,785	109,741
Cox & Kings Ltd.	22,208	102,249
CRISIL Ltd.	3,828	125,935
Crompton Greaves Ltd.	60,423	159,084
Cyient Ltd.	20,621	180,311
Dewan Housing Finance Corp. Ltd.	15,128	104,614
Dish TV India Ltd.[a]	38,923	61,706
EID Parry India Ltd.	42,490	107,845
Federal Bank Ltd.	108,652	243,108
Gillette India Ltd.	792	56,171
Gujarat Fluorochemicals Ltd.	10,560	105,490
Gujarat Gas Co. Ltd.[a]	7,043	81,947
Gujarat Mineral Development Corp. Ltd.	53,092	82,631
Gujarat Pipavav Port Ltd.[a]	47,261	163,429
Gujarat State Petronet Ltd.	56,826	107,217
GVK Power & Infrastructure Ltd.[a]	398,947	50,285
Havells India Ltd.	45,193	195,126
Hexaware Technologies Ltd.	32,206	141,827
Housing Development & Infrastructure Ltd.[a]	49,906	85,409
IIFL Holdings Ltd.	55,374	162,221
Indiabulls Housing Finance Ltd.	28,809	268,823
Indian Hotels Co. Ltd.[a]	86,460	138,152
Indraprastha Gas Ltd.	20,001	126,677
IRB Infrastructure Developers Ltd.	28,413	109,819
Jaiprakash Associates Ltd.[a]	212,402	59,863
Jammu & Kashmir Bank Ltd. (The)	43,023	72,484
Jindal Saw Ltd.	38,264	36,816
Jubilant Foodworks Ltd.[a]	1,980	55,511
Just Dial Ltd.	5,121	91,257
Manappuram Finance Ltd.	99,693	49,405
MAX India Ltd.	24,700	181,693
MindTree Ltd.	9,497	215,424
MRF Ltd.	330	185,364
NCC Ltd./India	59,268	76,421
Page Industries Ltd.	990	251,192
Persistent Systems Ltd.	9,042	111,372
PI Industries Ltd.	12,573	134,272
PTC India Ltd.	85,292	92,081
Redington India Ltd.	70,554	134,941
Reliance Capital Ltd.	18,543	114,728
Reliance Infrastructure Ltd.	12,705	81,433
SKS Microfinance Ltd.[a]	23,397	169,379
Sundaram Finance Ltd.	8,415	201,757
Suzlon Energy Ltd.[a]	219,780	86,720
Syndicate Bank	36,247	66,119
Tata Global Beverages Ltd.	71,816	164,455
Thermax Ltd.	10,018	151,149

Security	Shares	Value

Torrent Pharmaceuticals Ltd.	11,286	$212,895
TVS Motor Co. Ltd.	31,581	117,762
Voltas Ltd.	29,742	155,052
Wockhardt Ltd.	5,724	129,598

		8,065,552
INDONESIA — 2.83%
Ace Hardware Indonesia Tbk PT	1,340,000	69,918
Agung Podomoro Land Tbk PT	2,052,600	60,535
Alam Sutera Realty Tbk PT	2,217,600	100,617
Arwana Citramulia Tbk PT	1,978,700	101,000
Bank Bukopin Tbk PT	1,249,600	68,036
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	696,300	46,862
Bank Tabungan Negara Persero Tbk PT	825,023	75,178
Ciputra Development Tbk PT	1,755,600	189,845
Eagle High Plantations Tbk PT	1,500,000	45,485
Gajah Tunggal Tbk PT	355,100	27,121
Hanson International Tbk PTa	2,438,700	143,843
Japfa Comfeed Indonesia Tbk PT	1,107,200	56,934
Kawasan Industri Jababeka Tbk PT	5,027,675	103,793
Link Net Tbk PTa	132,000	56,148
Medco Energi Internasional Tbk PT	254,600	51,020
Mitra Adiperkasa Tbk PT	162,100	71,097
MNC Investama Tbk PT	4,125,200	64,885
MNC Sky Vision Tbk PTa	145,861	14,174
Multipolar Tbk PT	1,237,713	70,197
Pakuwon Jati Tbk PT	4,392,300	146,809
Pembangunan Perumahan Persero Tbk PT	627,000	190,603
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	545,100	68,632
Ramayana Lestari Sentosa Tbk PT	716,100	37,906
Sampoerna Agro PT	422,400	56,697
Sentul City Tbk PT	4,953,700	37,085
Sigmagold Inti Perkasa Tbk PTa	2,706,806	83,718
Sugih Energy Tbk PTa	2,664,200	83,206
Sunway Construction Group Bhd[a]	14,020	6,119
Surya Semesta Internusa Tbk PT	940,950	77,559
Timah Persero Tbk PT	503,196	33,486
Wijaya Karya Persero Tbk PT	511,500	121,454

		2,359,962
MALAYSIA — 3.42%
Bursa Malaysia Bhd	62,700	143,666
Cahya Mata Sarawak Bhd	89,100	127,598
Carlsberg Brewery Malaysia Bhd	35,800	119,138
DRB-Hicom Bhd	151,900	68,367
Eastern & Oriental Bhd	151,350	75,551
Hartalega Holdings Bhd	79,200	173,480
Hibiscus Petroleum Bhd[a]	65,603	12,169
IGB REIT	438,000	162,488
KNM Group Bhd[a]	403,600	59,450
KPJ Healthcare Bhd	141,250	162,981
Magnum Bhd	121,400	89,411
Mah Sing Group Bhd	264,446	154,368
Malaysia Building Society Bhd[b]	117,900	58,854
Malaysian Pacific Industries Bhd	42,500	79,992
Malaysian Resources Corp. Bhd	323,400	111,152
Media Prima Bhd	206,500	86,182
OSK Holdings Bhd	131,687	79,027
POS Malaysia Bhd	86,800	106,310
QL Resources Bhd	164,500	179,038
Sarawak Oil Palms Bhd	27,530	33,117

81

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Sunway Bhd	162,400	$149,288
Sunway REIT	364,300	159,990
TIME dotCom Bhd	96,400	165,400
Top Glove Corp. Bhd	112,100	165,734
Wah Seong Corp. Bhd	138,310	50,932
WCT Holdings Bhd	173,404	80,411

		2,854,094
MEXICO — 2.59%
Alsea SAB de CVb	79,459	238,584
Axtel SAB de CV CPO[a,b]	209,600	63,601
Banregio Grupo Financiero SAB de CVb	29,900	164,726
Bolsa Mexicana de Valores SAB de CV	63,200	111,908
Concentradora Fibra Hotelera Mexicana SA de CV	87,400	108,802
Consorcio ARA SAB de CVa	184,600	74,806
Corp GEO SAB de CVa	38,700	—
Corp Inmobiliaria Vesta SAB de CV	63,800	114,501
Empresas ICA SAB de CVa,b	84,400	70,756
Genomma Lab Internacional SAB de CV Series Ba	95,700	103,064
Grupo Aeromexico SAB de CVa,b	80,200	134,886
Grupo Aeroportuario del Centro Norte SAB de CV	36,200	169,156
Grupo Herdez SAB de CV	46,400	120,037
Industrias Bachoco SAB de CV Series B	23,100	110,249
Industrias CH SAB de CV Series Ba,b	22,000	91,391
Mexico Real Estate Management SA de CV	92,600	134,668
PLA Administradora Industrial S. de RL de CV	97,000	188,928
Prologis Property Mexico SA de CV	53,700	91,709
TV Azteca SAB de CV CPO[b]	229,000	67,112
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	—

		2,158,884
PHILIPPINES — 1.42%
Belle Corp.	780,933	61,305
Cebu Air Inc.	54,230	104,604
Cosco Capital Inc.	374,000	65,178
EEI Corp.	273,972	57,824
Filinvest Land Inc.	1,572,000	65,581
First Gen Corp.	228,500	138,120
First Philippine Holdings Corp.	24,370	49,030
Manila Water Co. Inc.	179,900	94,822
Melco Crown Philippines Resorts Corp.[a]	263,400	48,090
Nickel Asia Corp.	167,800	85,434
Philippine National Bank[a]	22,523	31,320
Security Bank Corp.	71,400	249,824
Vista Land & Lifescapes Inc.	850,300	134,072

		1,185,204
POLAND — 1.14%
Asseco Poland SA	11,659	186,276
Budimex SA	2,013	88,713
Globe Trade Centre SAa	42,300	64,316
Kernel Holding SA	7,004	71,804
Lubelski Wegiel Bogdanka SA	4,816	107,954
Netia SA	57,558	92,420
PKP Cargo SA	3,669	88,271
TVN SAa	31,974	151,126
Warsaw Stock Exchange	7,200	97,818

		948,698

Security	Shares	Value

QATAR — 0.49%
Al Khalij Commercial Bank QSC	16,845	$101,819
Qatar National Cement Co. QSC	1,980	65,824
Qatari Investors Group QSC	6,299	90,166
Salam International Investment Co.	21,454	81,343
United Development Co. QSC	11,525	72,006

		411,158
RUSSIA — 0.43%
Acron JSC	1,321	55,881
Aeroflot — Russian Airlines OJSC	75,056	57,579
DIXY Group OJSC[a]	10,160	71,568
LSR Group PJSC GDR[d]	31,349	74,454
M Video OJSC	12,870	49,745
TMK OAO GDR[d]	11,908	49,716

		358,943
SOUTH AFRICA — 5.57%
Adcock Ingram Holdings Ltd.[a]	17,714	72,805
Aeci Ltd.	15,477	154,582
Alexander Forbes Group Holdings Ltd.[a]	117,997	89,023
ArcelorMittal South Africa Ltd.[a]	18,217	23,191
Astral Foods Ltd.	8,017	108,852
Attacq Ltd.[a]	79,811	154,142
Aveng Ltd.[a,b]	64,712	45,472
AVI Ltd.	41,440	275,523
Capital Property Fund[a]	196,534	224,513
City Lodge Hotels Ltd.	9,210	111,169
Clicks Group Ltd.	37,684	266,841
Clover Industries Ltd.	57,980	89,107
DataTec Ltd.	19,394	106,073
Emira Property Fund	53,548	75,694
EOH Holdings Ltd.	21,229	276,220
Famous Brands Ltd.	9,090	85,665
Fountainhead Property Trust	96,414	69,095
Grindrod Ltd.	55,680	72,759
Group Five Ltd./South Africa	26,786	61,639
Harmony Gold Mining Co. Ltd.[a]	51,674	76,230
Hosken Consolidated Investments Ltd.	5,006	66,238
Illovo Sugar Ltd.	25,897	38,310
JSE Ltd.	12,934	140,844
Lewis Group Ltd.	14,114	113,536
Mpact Ltd.	19,833	66,829
Murray & Roberts Holdings Ltd.	66,645	71,587
Northam Platinum Ltd.[a]	46,725	185,667
Omnia Holdings Ltd.	7,599	103,539
Pick n Pay Holdings Ltd.	38,661	82,611
PPC Ltd.	66,165	110,386
Reunert Ltd.	18,659	103,433
Royal Bafokeng Platinum Ltd.[a]	9,927	41,021
SA Corporate Real Estate Fund Nominees Pty Ltd.	226,305	86,298
Sibanye Gold Ltd.	98,637	172,586
Sun International Ltd./South Africa	14,246	145,647
Super Group Ltd./South Africa[a]	56,161	151,298
Tongaat Hulett Ltd.	12,455	135,628
Trencor Ltd.	17,139	91,556
Vukile Property Fund Ltd.	65,925	101,588
Wilson Bayly Holmes-Ovcon Ltd.	7,763	73,504

82

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Zeder Investments Ltd.	184,180	$127,754

		4,648,455
SOUTH KOREA — 17.60%
Able C&C Co. Ltd.[b]	2,607	57,633
Ahnlab Inc.	2,684	116,248
Asiana Airlines Inc.[a]	17,976	111,919
BGF retail Co. Ltd.	1,795	247,000
Binggrae Co. Ltd.	1,387	111,511
Chabiotech Co. Ltd.[a,b]	6,957	92,906
Chong Kun Dang Pharmaceutical Corp.	1,840	142,120
CJ CGV Co. Ltd.[b]	2,386	218,524
CJ E&M Corp.[a]	3,278	195,512
CJ O Shopping Co. Ltd.	538	118,692
Com2uSCorp.[a,b]	1,083	131,631
Cosmax Inc.[b]	1,251	217,860
CrucialTec Co. Ltd.[a,b]	4,956	48,073
D.I Corp.[b]	7,921	51,604
Daesang Corp.	3,844	128,162
Daishin Securities Co. Ltd.	7,793	82,975
Dong-A Socio Holdings Co. Ltd.	667	102,916
Dong-A ST Co. Ltd.	851	120,941
Dongsuh Co. Inc.	5,001	139,662
Doosan Engine Co. Ltd.[a,b]	8,680	45,427
Duksan Hi-Metal Co. Ltd.[a]	1	8
DY Corp.	15,728	96,788
EO Technics Co. Ltd.	1,432	142,005
Fila Korea Ltd.[b]	1,825	180,318
Gamevil Inc.[a,b]	851	76,634
GemVax & Kael Co. Ltd.[a,b]	4,589	171,842
Grand Korea Leisure Co. Ltd.	4,832	180,941
Green Cross Corp./South Korea	1,217	225,665
Green Cross Holdings Corp.	4,785	145,504
GS Home Shopping Inc.	564	119,594
Halla Holdings Corp.	1,545	95,356
Hana Tour Service Inc.	2,087	230,686
Handsome Co. Ltd.	3,639	123,297
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	11,453	57,045
Hanjin Kal Corp.[b]	5,610	156,417
Hanjin Shipping Co. Ltd.[a,b]	17,886	103,935
Hankook Tire Worldwide Co. Ltd.	4,661	82,643
Hanmi Science Co. Ltd.[a]	2,277	125,946
Hansae Co. Ltd.	4,164	137,704
Hansol Chemical Co. Ltd.	1,023	78,000
Hansol Holdings Co. Ltd.[a]	14,006	133,330
Hanwha Investment & Securities Co. Ltd.	19,646	93,953
Huchems Fine Chemical Corp.	5,631	132,106
Hwa Shin Co. Ltd.	12,906	79,654
Hyundai Corp.	2,721	101,646
Hyundai Greenfood Co. Ltd.	7,390	132,363
Hyundai Home Shopping Network Corp.	1,028	116,876
Hyundai Hysco Co. Ltd.	1,636	93,001
Hyundai Securities Co. Ltd.	22,134	190,933
Ilyang Pharmaceutical Co. Ltd.[a]	4,128	171,340
IS Dongseo Co. Ltd.	2,277	158,820
KIWOOM Securities Co. Ltd.	1,933	130,989
Kolao Holdings[b]	4,757	92,500
Kolon Industries Inc.	2,399	144,384
Komipharm International Co. Ltd.[a,b]	5,643	147,153
Korea Kolmar Co. Ltd.	2,703	231,459
Korea Petro Chemical Ind.	765	115,276
Korean Reinsurance Co.	15,813	172,648

Security	Shares	Value

KT Skylife Co. Ltd.	4,267	$68,149
Kumho Tire Co. Inc.[a]	12,322	90,838
LF Corp.	4,208	118,276
LG Hausys Ltd.	1,159	163,144
LG International Corp.	4,582	172,820
LG Life Sciences Ltd.[a,b]	3,101	165,368
LIG Insurance Co. Ltd.	5,703	137,397
Lock&Lock Co. Ltd.	5,365	55,429
Lotte Chilsung Beverage Co. Ltd.	94	217,559
Lotte Food Co. Ltd.	153	123,836
LOTTE Himart Co. Ltd.	1,254	95,047
Lumens Co. Ltd.[b]	12,074	52,621
Mando Corp.	1,193	151,783
Medipost Co. Ltd.[a]	1,875	163,264
Medy-Tox Inc.	697	292,951
MegaStudy Co. Ltd.	2,544	80,917
Meritz Financial Group Inc.	11,112	142,378
Meritz Fire & Marine Insurance Co. Ltd.[b]	10,712	140,636
Meritz Securities Co. Ltd.	32,575	190,468
Muhak Co. Ltd.[a]	2,442	102,682
Namhae Chemical Corp.[b]	12,375	121,154
Namyang Dairy Products Co. Ltd.	177	119,464
Naturalendo Tech Co. Ltd.[a,b]	4,221	79,792
Nexen Tire Corp.	7,272	82,677
NHN Entertainment Corp.[a,b]	2,397	120,904
NongShim Co. Ltd.	462	117,141
OCI Materials Co. Ltd.	1,946	201,229
Ottogi Corp.	237	155,042
Partron Co. Ltd.[b]	7,454	64,165
Poongsan Corp.	3,560	100,383
POSCO Chemtech Co. Ltd.	7,871	82,030
POSCO ICT Co. Ltd.	17,691	80,613
S&T Dynamics Co. Ltd.	7,878	101,296
Samsung Engineering Co. Ltd.[a,b]	4,554	154,094
Samsung Fine Chemicals Co. Ltd.	3,599	133,146
Samsung Techwin Co. Ltd.[a]	5,431	131,579
Samyang Holdings Corp.	882	85,952
SeAH Besteel Corp.	2,458	93,707
Seegene Inc.[a,b]	3,707	146,340
Seoul Semiconductor Co. Ltd.[a,b]	5,182	83,698
SFA Engineering Corp.[b]	2,567	109,212
SK Broadband Co. Ltd.[a]	28,007	105,382
SK Chemicals Co. Ltd.[b]	2,326	171,472
SK Securities Co. Ltd.[a,b]	65,307	80,142
SKC Co. Ltd.	4,448	156,728
SM Entertainment Co.[a,b]	3,125	95,026
Soulbrain Co. Ltd.	2,263	93,930
Sung Kwang Bend Co. Ltd.	4,870	59,982
Sungwoo Hitech Co. Ltd.	7,015	64,880
Suprema Inc.[a,b]	5,370	101,755
Taekwang Industrial Co. Ltd.	67	74,542
Taewoong Co. Ltd.[a]	5,775	82,854
Taihan Electric Wire Co. Ltd.[a]	9,521	10,309
TK Corp.[a]	9,371	94,281
Tongyang Life Insurance	9,523	124,166
ViroMed Co. Ltd.[a]	2,013	245,211
Wonik IPS Co. Ltd.[a]	7,803	102,444
Woongjin Thinkbig Co. Ltd.[a]	10,454	103,290
YESCO Co. Ltd.	2,874	97,767
Youngone Corp.	3,684	201,112
Yuanta Securities Korea Co. Ltd.[a,b]	14,652	80,779

		14,685,308

83

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

TAIWAN — 17.38%
Ability Enterprise Co. Ltd.	112,000	$68,055
Airtac International Group	17,000	134,868
ALI Corp.	130,000	88,310
Altek Corp.	61,793	70,867
Ambassador Hotel (The)	99,000	88,378
AmTRAN Technology Co. Ltd.	78,312	44,268
Asia Optical Co. Inc.[a]	57,000	76,791
Asia Polymer Corp.	95,400	62,941
BES Engineering Corp.	301,000	77,572
Career Technology MFG. Co. Ltd.	77,000	67,359
Cathay Real Estate Development Co. Ltd.	179,000	109,932
Cheng Loong Corp.	219,000	90,973
Cheng Uei Precision Industry Co. Ltd.	64,000	127,404
Chin-Poon Industrial Co. Ltd.	88,000	157,977
China Bills Finance Corp.	120,000	46,721
China Man-Made Fiber Corp.[a]	251,000	89,138
China Petrochemical Development Corp.[a]	346,000	121,184
China Steel Chemical Corp.	22,000	105,724
China Synthetic Rubber Corp.	94,000	98,309
Chipbond Technology Corp.	92,000	213,417
Chong Hong Construction Co. Ltd.	35,642	78,152
Chroma ATE Inc.	51,000	114,818
Chung Hung Steel Corp.[a]	527,000	107,828
Compeq Manufacturing Co. Ltd.	220,000	141,563
Coretronic Corp.	88,000	113,251
CSBC Corp. Taiwan	258,420	133,870
Cyberlink Corp.	53,125	150,757
CyberTAN Technology Inc.	149,000	116,994
D-Link Corp.	143,520	69,438
Dynapack International Technology Corp.	45,000	107,761
Elan Microelectronics Corp.	79,000	117,884
Eternal Materials Co. Ltd.	97,440	104,764
Everlight Electronics Co. Ltd.	62,000	142,006
Far Eastern Department Stores Ltd.	99,000	72,896
Far Eastern International Bank	203,000	73,414
Faraday Technology Corp.	100,000	133,907
Feng Hsin Iron & Steel Co.	60,000	78,682
Firich Enterprises Co. Ltd.	32,295	129,946
FLEXium Interconnect Inc.	46,610	170,841
Formosan Rubber Group Inc.	85,000	85,296
Gemtek Technology Corp.	105,000	83,130
Genius Electronic Optical Co. Ltd.[a]	18,357	50,478
Gigabyte Technology Co. Ltd.	77,000	86,300
Gigastorage Corp.[a]	100,400	77,034
Gintech Energy Corp.[a]	124,000	73,124
Global Unichip Corp.	31,000	87,567
Gloria Material Technology Corp.	148,818	110,548
Goldsun Development & Construction Co. Ltd.[a]	255,000	83,081
Grand Pacific Petrochemical	158,000	98,322
Great Wall Enterprise Co. Ltd.	113,128	87,353
Greatek Electronics Inc.	92,000	126,791
Green Energy Technology Inc.[a]	165,125	85,271
HannStar Display Corp.	370,320	78,304
HannsTouch Solution Inc.[a]	329,000	58,848
Hey Song Corp.	86,500	105,402
Ho Tung Chemical Corp.[a]	298,548	86,861
Holy Stone Enterprise Co. Ltd.	66,500	93,923
Huaku Development Co. Ltd.	39,080	90,401
Huang Hsiang Construction Corp.	37,000	48,943
Hung Sheng Construction Ltd.	114,000	80,412
ITEQ Corp.	89,600	68,164

Security	Shares	Value

Jih Sun Financial Holdings Co. Ltd.	145,197	$43,049
Kenda Rubber Industrial Co. Ltd.	99,198	173,232
Kerry TJ Logistics Co. Ltd.	85,000	106,620
Kindom Construction Corp.	70,000	54,051
King Slide Works Co. Ltd.	11,000	157,691
King Yuan Electronics Co. Ltd.	169,000	151,144
King’s Town Bank Co. Ltd.	132,000	129,450
Kinpo Electronics[a]	248,000	105,040
Lealea Enterprise Co. Ltd.[a]	415,590	139,464
Lien Hwa Industrial Corp.	79,000	55,596
Macronix International[a]	505,000	114,844
Makalot Industrial Co. Ltd.	29,231	251,425
Masterlink Securities Corp.	255,496	90,734
Medigen Biotechnology Corp.[a]	10,397	39,633
Mercuries & Associates Holding Ltd.	155,548	101,611
Merry Electronics Co. Ltd.	27,000	62,193
Micro-Star International Co. Ltd.	101,000	115,008
Microbio Co. Ltd.[a]	121,727	96,967
MIN AIK Technology Co. Ltd.	14,000	50,174
Mitac Holdings Corp.	51,000	48,187
Motech Industries Inc.	64,000	75,900
Nan Kang Rubber Tire Co. Ltd.	80,000	80,670
Neo Solar Power Corp.	110,364	86,837
Pan-International Industrial Corp.	183,722	103,554
PChome Online Inc.	12,774	186,451
Pixart Imaging Inc.	31,635	94,824
President Securities Corp.	154,510	88,851
Primax Electronics Ltd.	66,000	93,217
Prince Housing & Development Corp.	200,917	78,225
Qisda Corp.[a]	220,000	97,840
Radium Life Tech Co. Ltd.	136,968	65,153
Richtek Technology Corp.	25,000	147,428
Ritek Corp.[a]	805,000	79,994
Sanyang Motor Co. Ltd.[a]	82,820	67,998
Senao International Co. Ltd.	33,000	51,070
Shining Building Business Co. Ltd.[a]	197,280	100,269
Shinkong Synthetic Fibers Corp.	230,135	79,478
Shinkong Textile Co. Ltd.	78,000	96,950
Sino-American Silicon Products Inc.	68,000	88,066
Sinyi Realty Inc.	40,879	42,620
Soft-World International Corp.	26,140	66,344
Solar Applied Materials Technology Co.	112,799	87,834
Solartech Energy Corp.[a]	155,744	92,859
St. Shine Optical Co. Ltd.	8,000	141,531
TA Chen Stainless Pipe	155,600	84,662
Ta Chong Bank Ltd.[a]	250,552	90,203
Taichung Commercial Bank Co. Ltd.	173,694	61,684
Taiflex Scientific Co. Ltd.	61,000	89,533
Tainan Spinning Co. Ltd.	119,000	64,554
Taiwan Hon Chuan Enterprise Co. Ltd.	60,004	121,404
Taiwan Life Insurance Co. Ltd.[a]	141,599	148,321
Taiwan Paiho Ltd.	68,050	201,758
Taiwan Secom Co. Ltd.	68,450	205,174
Taiwan Sogo Shin Kong SEC	115,640	154,285
Taiwan Surface Mounting Technology Co. Ltd.	77,746	95,242
Taiwan TEA Corp.	91,000	51,885
Tatung Co. Ltd.[a]	290,000	67,367
Ton Yi Industrial Corp.	109,000	73,867
Tong Hsing Electronic Industries Ltd.	33,000	97,302
Tong Yang Industry Co. Ltd.	71,133	77,754
Tripod Technology Corp.	69,000	127,915
TSRC Corp.	91,000	100,212
TTY Biopharm Co. Ltd.	50,450	125,085

84

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Tung Ho Steel Enterprise Corp.	87,000	$65,619
TXC Corp.	79,000	108,231
Unimicron Technology Corp.	165,000	90,045
Union Bank of Taiwan[a]	244,546	86,049
Unity Opto Technology Co. Ltd.	79,679	71,001
UPC Technology Corp.	199,661	70,906
USI Corp.	126,950	59,767
Visual Photonics Epitaxy Co. Ltd.	99,900	144,188
Wah Lee Industrial Corp.	62,000	108,676
Walsin Lihwa Corp.[a]	396,000	102,442
Waterland Financial Holdings Co. Ltd.	231,826	67,147
Win Semiconductors Corp.	121,000	190,017
Winbond Electronics Corp.[a]	395,000	126,249
Wistron NeWeb Corp.	66,000	203,636
WT Microelectronics Co. Ltd.	76,943	118,449
Yageo Corp.	96,467	182,920
YFY Inc.	186,000	72,417
Yieh Phui Enterprise Co. Ltd.	153,034	45,372
YungShin Global Holding Corp.	53,000	93,937
Yungtay Engineering Co. Ltd.	56,000	119,506
Zinwell Corp.	113,000	112,658

		14,502,028
THAILAND — 3.62%
Amata Corp. PCL NVDR[b]	280,500	139,249
Bangkok Airways Co. Ltd.	99,000	63,861
Bangkok Expressway PCL NVDR	90,200	107,253
Bangkok Land PCL NVDR	2,253,400	103,158
CH Karnchang PCL NVDR[b]	141,900	112,837
Esso Thailand PCL NVDR[a]	587,400	111,753
Hana Microelectronics PCL NVDR[b]	125,400	152,836
Italian-Thai Development PCL NVDR[a,b]	524,700	122,440
Jasmine International PCL NVDR	631,900	105,191
KCE Electronics PCL NVDR	92,400	143,517
Khon Kaen Sugar Industry PCL NVDR	814,400	115,236
Kiatnakin Bank PCL NVDR[b]	65,632	70,236
LPN Development PCL NVDR[b]	188,100	92,261
Major Cineplex Group PCL NVDR	51,000	51,167
Quality Houses PCL NVDR	1,518,065	118,232
Samart Corp. PCL NVDR[b]	128,700	98,514
Siam Global House PCL NVDR[b]	377,385	96,478
Sino-Thai Engineering & Construction PCL NVDR[b]	181,528	124,652
Sri Trang Agro-Industry PCL NVDR	178,000	69,845
Srisawad Power 1979 PCL NVDR	56,100	70,042
Supalai PCL NVDR	224,900	122,345
Superblock PCL[a]	1,442,700	85,773
Thai Airways International PCL NVDR[a]	90,200	36,734
Thai Vegetable Oil PCL NVDR	151,600	99,595
Thaicom PCL NVDR	108,900	118,968
Thanachart Capital PCL NVDR	78,100	79,516
Tisco Financial Group PCL NVDR	88,340	118,172
TTW PCL NVDR[b]	321,200	105,985
VGI Global Media PCL NVDR[b]	769,800	103,433
WHA Corp. PCL NVDR	719,400	81,692

		3,020,971
TURKEY — 1.35%
Akcansa Cimento AS	14,460	86,912
Aksa Akrilik Kimya Sanayii AS	19,209	78,654
Bizim Toptan Satis Magazalari AS	7,297	40,295
Cimsa Cimento Sanayi VE Ticaret AS	15,960	95,328

Security	Shares	Value

Dogan Sirketler Grubu Holding ASa,b	170,000	$38,317
Dogus Otomotiv Servis ve Ticaret AS	16,069	102,016
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da	135,421	82,413
Koza Altin Isletmeleri AS	6,374	64,171
Koza Anadolu Metal Madencilik Isletmeleri ASa	37,269	32,341
NET Holding ASa,b	56,336	68,145
Otokar Otomotiv Ve Savunma Sanayi ASb	2,201	73,008
Sekerbank TAS[a,b]	66,225	45,527
Tekfen Holding ASa,b	33,559	59,125
Trakya Cam Sanayii AS	72,648	84,601
Turkiye Sinai Kalkinma Bankasi ASb	117,233	91,162
Vestel Elektronik Sanayi ve Ticaret ASa,b	15,426	27,294
Yazicilar Holding ASb	7,115	61,074

		1,130,383
UNITED ARAB EMIRATES — 0.82%
Air Arabia PJSC	370,701	161,479
Al Waha Capital PJSC	162,850	108,624
Dana Gas PJSC[a]	578,956	67,778
Deyaar Development PJSC[a]	272,281	59,081
Dubai Parks & Resorts PJSC	307,098	88,625
Eshraq Properties Co. PJSC[a]	219,936	45,508
Orascom Construction Ltd.[a]	7,128	91,880
Union Properties PJSC	202,350	60,599

		683,574

TOTAL COMMON STOCKS (Cost: $78,662,652)		82,337,183

PREFERRED STOCKS — 0.58%

BRAZIL — 0.48%
Banco ABC Brasil SA	6,783	24,815
Banco Daycoval SA	6,000	14,377
Bradespar SA	26,400	92,118
Cia. Ferro Ligas da Bahia-Ferbasa	10,800	27,232
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	13,200	67,641
GOL Linhas Aereas Inteligentes SA	10,100	24,644
Marcopolo SA	55,600	49,111
Metalurgica Gerdau SA	33,000	80,624
Randon Participacoes SA	20,425	22,392

		402,954
COLOMBIA — 0.10%
Avianca Holdings SA	64,001	83,234

		83,234

TOTAL PREFERRED STOCKS (Cost: $675,423)		486,188

85

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

RIGHTS — 0.02%

CHINA — 0.02%
Hua Han Bio-Pharmaceutical Holdings Ltd.[a]	322,800	$16,241

		16,241

TOTAL RIGHTS (Cost: $18,790)		16,241

WARRANTS — 0.00%

THAILAND — 0.00%
Italian-Thai Development PCL (Expires 05/13/19)[a]	79,180	—
Superblock PCL (Expires 03/31/17)[a]	137,400	2,165

		2,165

TOTAL WARRANTS (Cost: $0)		2,165

SHORT-TERM INVESTMENTS — 12.56%

MONEY MARKET FUNDS — 12.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	9,922,903	9,922,903
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	555,699	555,699

		10,478,602

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,478,602)		10,478,602

TOTAL INVESTMENTS IN SECURITIES — 111.81% (Cost: $89,835,467)		93,320,379
Other Assets, Less Liabilities — (11.81)%		(9,859,064)

NET ASSETS — 100.00%		$83,461,315

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 93.43%

BRAZIL — 2.99%
Banco Bradesco SA	8,800	$72,217
Banco do Brasil SA	11,000	78,350
Banco Santander Brasil SA Units	5,500	27,323
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	11,000	38,693
BR Malls Participacoes SA	5,500	26,186
Cia. de Saneamento Basico do Estado de Sao Paulo	4,100	23,822
Cosan SA Industria e Comercio	1,100	8,669
CPFL Energia SA	2,263	13,709
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,600	8,852
Duratex SA	3,300	8,269
EcoRodovias Infraestrutura e Logistica SA	2,200	4,996
EDP — Energias do Brasil SA	2,200	7,242
Kroton Educacional SA	16,500	59,072
Natura Cosmeticos SA	2,200	19,756
Petroleo Brasileiro SAa	35,200	146,088
Porto Seguro SA	1,100	12,476
Souza Cruz SA	2,200	16,745
TIM Participacoes SA	9,900	29,211
Tractebel Energia SA	2,200	23,326
Transmissora Alianca de Energia Eletrica SA Units	1,100	7,094
Vale SA	15,400	96,714

		728,810
CHILE — 1.26%
AES Gener SA	27,539	16,578
Aguas Andinas SA Series A	33,011	18,886
Banco de Chile	261,397	30,087
Banco de Credito e Inversiones	220	10,248
Banco Santander Chile	812,086	43,685
Cencosud SA	2,926	7,420
Colbun SA	66,712	19,964
CorpBanca SA	1,823,001	22,488
Empresa Nacional de Electricidad SA/Chile	14,212	21,233
Empresas CMPC SA	7,596	22,293
Enersis SA	228,850	77,824
ENTEL Chile SA	1,441	17,312

		308,018
CHINA — 25.71%
Agricultural Bank of China Ltd. Class H	270,000	146,642
Alibaba Health Information Technology Ltd.[a]	22,000	30,425
Aluminum Corp. of China Ltd. Class Ha	22,000	13,254
Bank of China Ltd. Class H	952,000	632,493
Bank of Communications Co. Ltd. Class H	103,000	98,063
BBMG Corp. Class H	16,500	18,476
CGN Power Co. Ltd. Class Ha,b	39,000	24,351
China Agri-Industries Holdings Ltd.[c]	33,800	20,407
China CITIC Bank Corp. Ltd. Class Ha	96,000	81,243
China Communications Services Corp. Ltd. Class H	34,000	18,641
China Construction Bank Corp. Class H	998,000	1,002,950
China Everbright Bank Co. Ltd. Class H	44,000	27,927
China Everbright Ltd.	8,000	31,839
China Galaxy Securities Co. Ltd. Class H	16,500	27,970
China Merchants Bank Co. Ltd. Class H	59,000	179,629

Security	Shares	Value

China Minsheng Banking Corp. Ltd. Class H	46,400	$63,929
China Mobile Ltd.	77,000	1,014,210
China National Building Material Co. Ltd. Class H	38,000	40,542
China Oilfield Services Ltd. Class H	22,000	40,869
China Petroleum & Chemical Corp. Class H	302,000	266,096
China Power International Development Ltd.	33,000	24,011
China Railway Group Ltd. Class H	11,000	14,219
China Resources Cement Holdings Ltd.	22,000	13,538
China Resources Power Holdings Co. Ltd.	22,000	61,162
China Shenhua Energy Co. Ltd. Class H	44,000	108,190
Chongqing Rural Commercial Bank Co. Ltd. Class H	33,000	26,820
CITIC Ltd.	28,000	54,038
CNOOC Ltd.	220,000	343,983
COSCO Pacific Ltd.	22,000	31,730
Country Garden Holdings Co. Ltd.[c]	66,666	30,703
Datang International Power Generation Co. Ltd. Class H	22,000	12,885
Dongfeng Motor Group Co. Ltd. Class H	22,000	35,988
Evergrande Real Estate Group Ltd.[c]	44,000	28,665
Far East Horizon Ltd.	11,000	10,700
Fosun International Ltd.[c]	7,500	19,332
Franshion Properties China Ltd.[c]	44,000	17,142
GCL-Poly Energy Holdings Ltd.[a]	77,000	20,562
GF Securities Co. Ltd.[a]	11,000	37,322
Goldin Properties Holdings Ltd.[a]	12,543	40,130
GOME Electrical Appliances Holding Ltd.	132,000	34,569
Guangzhou R&F Properties Co. Ltd. Class Hc	13,200	15,462
Hanergy Thin Film Power Group Ltd.[a,c]	56,000	15,680
Huaneng Power International Inc. Class H	44,000	58,920
Industrial & Commercial Bank of China Ltd. Class H	880,000	766,298
Inner Mongolia Yitai Coal Co. Ltd. Class B	12,100	20,872
Jiangsu Expressway Co. Ltd. Class H	16,000	22,292
Jiangxi Copper Co. Ltd. Class H	19,000	37,698
Longfor Properties Co. Ltd.	11,000	18,136
New World China Land Ltd.	38,000	25,149
Nine Dragons Paper (Holdings) Ltd.	22,000	20,179
PetroChina Co. Ltd. Class H	242,000	286,908
Shanghai Electric Group Co. Ltd. Class Hc	22,000	23,188
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,400	14,588
Shimao Property Holdings Ltd.	16,500	35,420
Shui On Land Ltd.	50,333	15,909
Sino-Ocean Land Holdings Ltd.	38,500	27,516
Sinopec Engineering Group Co. Ltd. Class H	11,000	10,799
SOHO China Ltd.	27,500	18,767
Yuexiu Property Co. Ltd.	72,400	16,812
Zhejiang Expressway Co. Ltd. Class H	22,000	34,285
Zijin Mining Group Co. Ltd. Class H	68,000	30,353
ZTE Corp. Class H	2,200	7,649

		6,268,525
COLOMBIA — 0.43%
Ecopetrol SA	53,990	38,618
Grupo Argos SA/Colombia	2,105	13,489
Grupo de Inversiones Suramericana SA	2,794	37,239
Interconexion Electrica SA ESP	4,598	14,840

		104,186
CZECH REPUBLIC — 0.20%
CEZ AS	1,936	48,154

		48,154

87

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2015

Security	Shares	Value

GREECE — 0.36%
Eurobank Ergasias SAa	103,480	$17,245
FF Group	198	5,405
National Bank of Greece SAa	18,640	23,706
OPAP SA	2,745	26,784
Piraeus Bank SAa	25,030	13,913

		87,053
HUNGARY — 0.19%
MOL Hungarian Oil & Gas PLC	356	18,560
OTP Bank PLC	1,331	26,879

		45,439
INDIA — 7.51%
ACC Ltd.	569	13,474
Adani Enterprises Ltd.	1,705	18,856
Aditya Birla Nuvo Ltd.	484	13,697
Ambuja Cements Ltd.	8,239	30,651
Bajaj Auto Ltd.	1,023	37,099
Bharat Heavy Electricals Ltd.	7,128	28,086
Bharat Petroleum Corp. Ltd.	2,002	26,649
Bharti Airtel Ltd.	7,128	47,500
Cairn India Ltd.	3,557	10,727
Coal India Ltd.	8,300	50,821
Container Corp. of India Ltd.	418	11,951
DLF Ltd.	2,915	5,374
GAIL (India) Ltd.	4,565	27,794
Hero Motocorp Ltd.	631	26,645
Hindalco Industries Ltd.	12,815	25,935
Housing Development Finance Corp. Ltd.	6,318	122,277
ICICI Bank Ltd.	13,486	66,991
Infosys Ltd.	10,907	345,511
ITC Ltd.	26,532	135,887
Jindal Steel & Power Ltd.	4,983	9,335
JSW Steel Ltd.	1,001	14,362
LIC Housing Finance Ltd.	3,465	22,732
Mahindra & Mahindra Financial Services Ltd.	3,597	15,224
Mahindra & Mahindra Ltd.	4,466	87,976
NTPC Ltd.	14,399	30,786
Oil & Natural Gas Corp. Ltd.	9,053	46,756
Oil India Ltd.	910	6,625
Piramal Enterprises Ltd.	935	13,680
Power Finance Corp. Ltd.	3,190	13,616
Reliance Communications Ltd.[a]	9,592	10,220
Reliance Industries Ltd.	15,309	210,220
Rural Electrification Corp. Ltd.	3,553	16,481
Sesa Sterlite Ltd.	10,465	32,190
Shriram Transport Finance Co. Ltd.	1,760	22,696
State Bank of India	9,284	40,434
Tata Motors Ltd.	6,173	46,554
Tata Power Co. Ltd.	14,356	16,758
Tata Steel Ltd.	3,773	19,407
United Spirits Ltd.[a]	253	14,406
UPL Ltd.	3,366	29,127
Wipro Ltd.	7,453	65,549

		1,831,059
INDONESIA — 2.53%
Adaro Energy Tbk PT	156,200	10,158

Security	Shares	Value

Astra Agro Lestari Tbk PT	4,400	$8,252
Astra International Tbk PT	241,500	133,314
Bank Danamon Indonesia Tbk PT	42,900	14,339
Bank Mandiri Persero Tbk PT	111,900	91,177
Bank Negara Indonesia Persero Tbk PT	92,400	48,038
Bank Rakyat Indonesia Persero Tbk PT	86,900	77,378
Global Mediacom Tbk PT	81,400	7,940
Indocement Tunggal Prakarsa Tbk PT	18,700	31,676
Indofood Sukses Makmur Tbk PT	50,600	27,932
Perusahaan Gas Negara Persero Tbk PT	137,000	44,496
Semen Indonesia Persero Tbk PT	34,100	34,683
Tambang Batubara Bukit Asam Persero Tbk PT	8,800	6,538
Telekomunikasi Indonesia Persero Tbk PT	218,900	47,094
United Tractors Tbk PT	22,000	33,772

		616,787
MALAYSIA — 3.32%
AirAsia Bhd	11,400	6,810
Alliance Financial Group Bhd	15,400	18,946
AMMB Holdings Bhd	12,100	20,794
British American Tobacco Malaysia Bhd	800	13,530
CIMB Group Holdings Bhd[c]	60,100	92,953
Felda Global Ventures Holdings Bhd	15,400	8,276
Gamuda Bhd	17,600	23,956
Genting Bhd	25,300	58,799
Genting Malaysia Bhd	36,716	42,565
Hong Leong Bank Bhd	7,700	28,691
Hong Leong Financial Group Bhd	1,100	4,639
IOI Properties Group Bhd	10,100	5,400
Kuala Lumpur Kepong Bhd	1,100	6,211
Malayan Banking Bhd	56,100	138,184
Maxis Bhd	23,100	43,415
Petronas Chemicals Group Bhd	33,000	56,350
PPB Group Bhd	4,400	18,315
Public Bank Bhd	9,900	49,959
RHB Capital Bhd	7,425	15,595
Sime Darby Bhd	38,500	87,376
Telekom Malaysia Bhd	5,500	10,922
UEM Sunrise Bhd	5,908	1,660
UMW Holdings Bhd	7,425	21,712
Westports Holdings Bhd	2,200	2,539
YTL Corp. Bhd	53,900	23,377
YTL Power International Bhd	20,240	8,723

		809,697
MEXICO — 4.43%
America Movil SAB de CV	194,700	204,506
Coca-Cola Femsa SAB de CV Series L	5,500	46,879
Controladora Comercial Mexicana SAB de CV BC Units	5,500	17,823
Fibra Uno Administracion SA de CV	28,600	72,839
Fomento Economico Mexicano SAB de CV	22,600	200,793
Gentera SAB de CV	5,500	9,429
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,900	27,704
Grupo Comercial Chedraui SA de CV	1,100	3,347
Grupo Financiero Banorte SAB de CV	29,700	167,398
Grupo Financiero Santander Mexico SAB de CV Series B	22,000	41,338
Grupo Mexico SAB de CV Series B	45,100	139,453
Industrias Penoles SAB de CV	1,680	29,567
Kimberly-Clark de Mexico SAB de CV Series A	18,700	42,169
Mexichem SAB de CV	4,400	13,311
OHL Mexico SAB de CVa	7,700	10,359

88

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2015

Security	Shares	Value

Wal-Mart de Mexico SAB de CV	22,000	$54,232

		1,081,147
PERU — 0.40%
Cia. de Minas Buenaventura SA ADR	2,266	25,379
Credicorp Ltd.	308	43,471
Southern Copper Corp.	924	27,739

		96,589
PHILIPPINES — 1.33%
Aboitiz Equity Ventures Inc.	24,320	30,547
Aboitiz Power Corp.	18,700	18,035
Alliance Global Group Inc.	14,300	7,361
Bank of the Philippine Islands	10,120	22,244
BDO Unibank Inc.	8,030	19,451
DMCI Holdings Inc.	17,600	5,250
Globe Telecom Inc.	370	21,162
JG Summit Holdings Inc.	20,610	31,665
Megaworld Corp.	143,000	15,235
Metro Pacific Investments Corp.	135,600	13,686
Metropolitan Bank & Trust Co.	4,249	8,529
Philippine Long Distance Telephone Co.	1,155	72,018
SM Investments Corp.	1,673	33,021
SM Prime Holdings Inc.	63,800	27,532

		325,736
POLAND — 1.47%
Bank Handlowy w Warszawie SA	440	12,759
Bank Pekao SA	594	29,642
ENEA SA	2,851	12,709
Energa SA	2,409	14,703
Getin Noble Bank SAa	13,057	5,493
Grupa Lotos SAa	497	3,998
KGHM Polska Miedz SA	1,606	49,265
mBank SAa	165	19,991
Orange Polska SA	5,038	13,925
PGE Polska Grupa Energetyczna SA	10,131	55,438
Polskie Gornictwo Naftowe i Gazownictwo SA	20,559	34,763
Powszechny Zaklad Ubezpieczen SA	686	81,836
Synthos SA	5,368	6,804
Tauron Polska Energia SA	13,255	16,801

		358,127
QATAR — 0.93%
Barwa Real Estate Co.	847	11,636
Commercial Bank of Qatar QSC (The)	1,052	15,608
Doha Bank QSC	1,221	17,947
Industries Qatar QSC	1,859	68,492
Ooredoo QSC	1,034	25,113
Qatar Electricity & Water Co. QSC	242	14,162
Qatar Islamic Bank SAQ	792	23,240
Qatar National Bank SAQ	1,001	51,677

		227,875
RUSSIA — 3.21%
Gazprom OAO	74,630	198,645
Gazprom OAO ADR	37,317	200,280
Lukoil OAO	1,055	49,888

Security	Shares	Value

Lukoil OAO ADR (London)	1,055	$50,598
MMC Norilsk Nickel OJSC	699	121,294
Mobile TeleSystems OJSC ADR	5,000	52,300
Rosneft OAO	8,200	36,871
RusHydro JSC	1,430,000	15,975
Severstal PAO	990	11,625
Sistema JSFC GDR[d]	2,178	16,553
Surgutneftegas OAO	23,200	13,888
Surgutneftegas OAO ADR	2,320	14,129

		782,046
SOUTH AFRICA — 7.46%
African Bank Investments Ltd.[a,c]	17,203	14
African Rainbow Minerals Ltd.	1,155	9,283
AngloGold Ashanti Ltd.[a]	4,796	46,373
Barclays Africa Group Ltd.	4,162	60,109
Barloworld Ltd.	2,618	21,146
Exxaro Resources Ltd.	1,562	10,783
Gold Fields Ltd.	9,464	32,877
Growthpoint Properties Ltd.	28,479	60,362
Hyprop Investments Ltd.	3,058	28,749
Impala Platinum Holdings Ltd.[a]	6,963	35,079
Imperial Holdings Ltd.	2,211	33,089
Investec Ltd.	3,069	27,740
Kumba Iron Ore Ltd.	825	10,509
Liberty Holdings Ltd.	1,456	18,778
Massmart Holdings Ltd.	704	8,722
MMI Holdings Ltd./South Africa	13,365	33,633
Mondi Ltd.	1,408	31,869
MTN Group Ltd.	19,756	349,439
Nampak Ltd.	6,776	19,920
Nedbank Group Ltd.	2,479	49,100
Pick n Pay Stores Ltd.	440	2,063
Redefine Properties Ltd.	42,380	37,268
Remgro Ltd.	5,720	116,819
Sappi Ltd.[a]	2,002	7,935
Sasol Ltd.	6,542	230,222
Standard Bank Group Ltd.	14,643	190,262
Steinhoff International Holdings Ltd.	26,974	166,818
Telkom SA SOC Ltd.[a]	2,695	15,398
Tiger Brands Ltd.	1,936	44,710
Truworths International Ltd.	4,906	34,977
Tsogo Sun Holdings Ltd.	3,850	8,227
Vodacom Group Ltd.	4,358	47,857
Woolworths Holdings Ltd./South Africa	3,872	30,358

		1,820,488
SOUTH KOREA — 12.29%
BNK Financial Group Inc.	2,403	34,042
CJ Korea Express Co. Ltd.[a]	22	3,732
Daelim Industrial Co. Ltd.	358	25,293
Daewoo Engineering & Construction Co. Ltd.[a]	363	2,316
Daewoo International Corp.	209	5,026
Daewoo Securities Co. Ltd.	2,233	28,813
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,254	18,104
DGB Financial Group Inc.	2,026	24,040
Dongbu Insurance Co. Ltd.	528	24,488
Doosan Corp.	99	10,228
GS Engineering & Construction Corp.[a]	310	7,566
GS Holdings Corp.	629	28,151
Hana Financial Group Inc.	3,487	93,448

89

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2015

Security	Shares	Value

Hanwha Chemical Corp.	1,254	$21,555
Hanwha Corp.	572	22,297
Hanwha Life Insurance Co. Ltd.	2,736	20,367
Hyosung Corp.	261	27,083
Hyundai Department Store Co. Ltd.	116	16,014
Hyundai Engineering & Construction Co. Ltd.	924	36,893
Hyundai Marine & Fire Insurance Co. Ltd.	252	6,321
Hyundai Merchant Marine Co. Ltd.[a]	641	5,119
Hyundai Mipo Dockyard Co. Ltd.[a]	99	7,012
Hyundai Mobis Co. Ltd.	811	163,554
Hyundai Motor Co.	1,823	259,900
Hyundai Steel Co.	869	58,495
Industrial Bank of Korea	3,322	43,614
Kangwon Land Inc.	935	34,000
KB Financial Group Inc.	4,454	161,763
KCC Corp.	88	43,514
Kia Motors Corp.	3,146	135,265
Korea Electric Power Corp.	1,155	48,149
Korea Gas Corp.	121	5,677
Korea Investment Holdings Co. Ltd.	330	19,772
KT Corp.[a]	396	10,344
KT&G Corp.	1,320	114,819
Kumho Petrochemical Co. Ltd.	176	12,498
LG Chem Ltd.	279	62,811
LG Corp.	1,227	68,976
LG Electronics Inc.	1,232	61,475
LG Uplus Corp.	2,761	23,219
Lotte Shopping Co. Ltd.	132	30,134
LS Corp.	253	11,243
LS Industrial Systems Co. Ltd.	187	8,943
Mirae Asset Securities Co. Ltd.	181	9,342
NH Investment & Securities Co. Ltd.	1,729	19,892
Paradise Co. Ltd.	363	10,056
POSCO	836	184,060
Samsung Card Co. Ltd.	440	16,596
Samsung Electro-Mechanics Co. Ltd.	352	17,533
Samsung Electronics Co. Ltd.	451	531,881
Samsung Heavy Industries Co. Ltd.	1,771	28,604
Samsung Securities Co. Ltd.	462	24,345
Shinhan Financial Group Co. Ltd.	4,906	185,483
Shinsegae Co. Ltd.	77	16,883
SK Holdings Co. Ltd.	253	40,864
SK Telecom Co. Ltd.	132	29,360
Woori Bank	3,927	37,206

		2,998,178
TAIWAN — 13.02%
Acer Inc.[a]	44,000	26,306
Asia Cement Corp.	33,706	42,719
Asia Pacific Telecom Co. Ltd.	22,000	8,924
Asutek Computer Inc.	8,000	78,715
AU Optronics Corp.	55,000	30,194
Chang Hwa Commercial Bank Ltd.	45,671	26,709
Cheng Shin Rubber Industry Co. Ltd.	22,000	50,891
Chicony Electronics Co. Ltd.	11,095	31,015
China Development Financial Holding Corp.	165,000	66,123
China Life Insurance Co. Ltd./Taiwan	36,000	40,348
China Motor Corp.	11,000	9,461
China Steel Corp.	143,856	119,048
Chunghwa Telecom Co. Ltd.	50,000	158,017
Compal Electronics Inc.	33,000	27,309
CTCI Corp.	11,000	18,959

Security	Shares	Value

Far Eastern New Century Corp.	44,208	$48,755
Far EasTone Telecommunications Co. Ltd.	22,000	52,253
First Financial Holding Co. Ltd.	88,355	54,407
Formosa Chemicals & Fibre Corp.	22,000	53,830
Formosa Plastics Corp.	22,000	53,973
Formosa Taffeta Co. Ltd.	11,000	11,934
Fubon Financial Holding Co. Ltd.	81,000	166,787
Hon Hai Precision Industry Co. Ltd.	161,776	522,334
Hua Nan Financial Holdings Co. Ltd.	81,263	48,848
Innolux Corp.	70,774	43,811
Inotera Memories Inc.[a]	30,000	35,383
Inventec Corp.	33,000	23,654
Lite-On Technology Corp.	22,189	28,484
MediaTek Inc.	18,000	243,085
Mega Financial Holding Co. Ltd.	127,130	113,905
Nan Ya Plastics Corp.	26,000	61,499
Pegatron Corp.	11,000	32,828
Powertech Technology Inc.	11,000	23,439
Quanta Computer Inc.	33,000	83,755
Realtek Semiconductor Corp.	6,060	18,500
Ruentex Development Co. Ltd.	11,586	18,610
Ruentex Industries Ltd.	8,000	18,714
Shin Kong Financial Holding Co. Ltd.	99,154	32,208
Siliconware Precision Industries Co. Ltd.	33,000	54,618
SinoPac Financial Holdings Co. Ltd.	99,656	45,943
Synnex Technology International Corp.	19,000	28,197
Taishin Financial Holding Co. Ltd.	99,023	42,909
Taiwan Business Bank[a]	22,000	7,204
Taiwan Cement Corp.	44,000	59,779
Taiwan Cooperative Financial Holding Co. Ltd.	90,841	48,391
Taiwan Fertilizer Co. Ltd.	11,000	19,102
Taiwan Glass Industry Corp.	11,000	6,899
Taiwan Mobile Co. Ltd.	22,000	77,412
Teco Electric and Machinery Co. Ltd.	22,000	20,285
U-Ming Marine Transport Corp.	11,000	15,303
Uni-President Enterprises Corp.	22,000	39,208
United Microelectronics Corp.	143,000	64,761
Wistron Corp.	34,518	28,340
WPG Holdings Ltd.	22,000	28,348
Yuanta Financial Holding Co. Ltd.	107,500	63,044

		3,175,477
THAILAND — 2.32%
Advanced Info Service PCL NVDR	12,100	84,168
Bangkok Bank PCL Foreign	3,300	17,854
Bangkok Bank PCL NVDR	3,900	21,100
Banpu PCL NVDR[c]	11,300	8,901
BEC World PCL NVDR	12,100	13,488
BTS Group Holdings PCL NVDR	69,300	19,776
Krung Thai Bank PCL NVDR[c]	45,100	24,266
PTT Exploration & Production PCL NVDR	13,600	43,662
PTT Global Chemical PCL NVDR	20,000	38,942
PTT PCL NVDR	12,100	124,813
Siam Cement PCL (The) Foreign	4,100	64,108
Siam Commercial Bank PCL (The) NVDR	18,700	88,108
Thai Oil PCL NVDR	10,300	16,381

		565,567
TURKEY — 1.40%
Akbank TAS	25,656	76,428
Anadolu Efes Biracilik ve Malt Sanayii AS	1,166	10,797

90

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

May 31, 2015

Security	Shares	Value

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,243	$26,107
Enka Insaat ve Sanayi AS	5,627	10,950
Eregli Demir ve Celik Fabrikalari TAS	16,654	26,776
Haci Omer Sabanci Holding AS	10,780	40,496
Tofas Turk Otomobil Fabrikasi AS	1,562	10,591
Turkcell Iletisim Hizmetleri AS	5,269	22,960
Turkiye Halk Bankasi AS	7,260	36,409
Turkiye Is Bankasi Class C	18,843	40,064
Turkiye Sise ve Cam Fabrikalari AS	5,794	7,749
Turkiye Vakiflar Bankasi Tao Class D	9,336	16,133
Yapi ve Kredi Bankasi AS	10,967	16,974

		342,434
UNITED ARAB EMIRATES — 0.67%
Abu Dhabi Commercial Bank PJSC	22,847	47,398
Aldar Properties PJSC	37,862	26,904
Dubai Islamic Bank PJSC	10,879	20,111
First Gulf Bank PJSC	11,168	44,543
National Bank of Abu Dhabi PJSC	8,221	23,389

		162,345

TOTAL COMMON STOCKS
(Cost: $23,291,246)		22,783,737

PREFERRED STOCKS — 5.81%

BRAZIL — 4.07%
AES Tiete SA	1,100	5,857
Banco Bradesco SA	29,900	264,198
Banco do Estado do Rio Grande do Sul SA Class B	2,200	6,877
Braskem SA Class A	2,200	8,938
Centrais Eletricas Brasileiras SA Class B	3,300	9,633
Cia. Energetica de Minas Gerais	9,195	40,840
Cia. Energetica de Sao Paulo Class B	2,200	13,637
Cia. Paranaense de Energia Class B	1,100	11,291
Gerdau SA	9,900	26,885
Itau Unibanco Holding SA	20,900	224,737
Oi SA	3,800	8,415
Petroleo Brasileiro SA	46,400	179,199
Telefonica Brasil SA	4,400	61,812
Usinas Siderurgicas de Minas Gerais SA Class A	4,400	7,029
Vale SA	23,500	123,367

		992,715
CHILE — 0.04%
Embotelladora Andina SA Class B	3,047	9,705

		9,705
COLOMBIA — 0.07%
Grupo de Inversiones Suramericana SA	1,265	16,531

		16,531
RUSSIA — 0.26%
Surgutneftegas OAO	89,100	64,889

		64,889

Security	Shares	Value

SOUTH KOREA — 1.37%
Hyundai Motor Co.	277	$29,243
Hyundai Motor Co. Series 2	451	49,241
LG Chem Ltd.	88	14,094
Samsung Electronics Co. Ltd.	248	241,455

		334,033

TOTAL PREFERRED STOCKS
(Cost: $1,993,840)		1,417,873

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	243,582	243,582
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	13,641	13,641

		257,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $257,223)		257,223

TOTAL INVESTMENTS IN SECURITIES — 100.30%
(Cost: $25,542,309)		24,458,833
Other Assets, Less Liabilities — (0.30)%		(73,499)

NET ASSETS — 100.00%		$24,385,334

ADR — American Depositary Receipts
GDR — Global Depositary Receipts
NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROZONE ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.35%

AUSTRIA — 0.58%
Andritz AG	195,508	$12,065,498
Erste Group Bank AGa	699,938	20,270,275
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	369,484	10,471,421
Raiffeisen Bank International AG	291,424	4,473,040
Voestalpine AG	281,016	11,667,446

		58,947,682
BELGIUM — 4.21%
Ageas	528,206	19,747,274
Anheuser-Busch InBev NV	2,016,482	241,968,909
Belgacom SA	382,494	13,261,865
Colruyt SA	179,549	8,061,936
Delhaize Group SA	257,598	22,949,264
Groupe Bruxelles Lambert SA	202,219	16,789,562
KBC Groep NV	629,684	42,146,137
Solvay SA	148,314	20,488,122
Telenet Group Holding NVa	132,713	7,199,339
UCB SA	317,444	22,656,747
Umicore SA	239,384	11,738,022

		427,007,177
FINLAND — 2.70%
Elisa OYJ	356,474	10,923,432
Fortum OYJ	1,134,472	21,542,253
Kone OYJ Class B	785,804	32,884,091
Metso OYJ	281,016	8,078,174
Neste Oil OYJ	320,046	8,091,353
Nokia OYJ	9,223,642	67,196,534
Nokian Renkaat OYJ	283,618	9,135,557
Orion OYJ Class B	252,394	8,412,054
Sampo OYJ Class A	1,120,512	52,676,964
Stora Enso OYJ Class R	1,373,856	14,346,820
UPM-Kymmene OYJ	1,334,826	23,897,931
Wartsila OYJ Abp	369,484	16,478,817

		273,663,980
FRANCE — 32.32%
Accor SA	529,898	28,986,699
Aeroports de Paris	75,458	9,319,357
Air Liquide SA	866,466	111,429,194
Airbus Group NV	1,475,334	100,283,964
Alcatel-Lucent[a,b]	7,059,226	28,194,585
Alstom SAa	546,438	17,076,992
ArcelorMittal	2,504,603	26,629,961
Arkema SA	164,889	12,225,891
Atos SE	215,966	16,581,315
AXA SA	4,909,974	123,352,656
BNP Paribas SA	2,655,803	159,939,195
Bollore SA	2,193,486	12,495,495
Bouygues SA	505,679	19,875,292
Bureau Veritas SA	671,334	15,357,003

Security	Shares	Value

Cap Gemini SA	390,300	$33,813,103
Carrefour SA	1,384,264	46,902,622
Casino Guichard Perrachon SA	143,121	11,215,983
Christian Dior SE	137,917	27,640,344
Cie. de Saint-Gobain	1,196,920	55,678,510
Cie. Generale des Etablissements Michelin Class B	468,374	50,102,400
CNP Assurances	437,158	7,215,537
Credit Agricole SA	2,586,388	38,549,819
Danone SA	1,457,120	99,892,573
Dassault Systemes	322,014	25,125,873
Edenred	520,407	13,122,616
Electricite de France SA	614,072	15,067,071
Essilor International SA	515,214	62,783,652
Eurazeo SA	101,140	6,763,979
Eutelsat Communications SA	426,728	14,507,827
Fonciere Des Regions	76,559	6,731,627
GDF Suez	3,676,626	74,067,255
Gecina SA	86,993	11,411,598
Groupe Eurotunnel SE Registered	1,182,655	17,782,931
Hermes International	66,598	25,967,698
ICADE	88,468	6,885,458
Iliad SA	66,707	15,091,254
Imerys SA	88,468	6,610,001
JCDecaux SA	197,752	8,054,325
Kering	189,957	33,311,102
Klepierre	431,932	19,155,053
L’Oreal SA	632,315	119,202,431
Lafarge SA	468,360	33,006,929
Lagardere SCA	299,248	9,051,747
Legrand SA	668,754	37,568,596
LVMH Moet Hennessy Louis Vuitton SE	699,938	124,430,250
Natixis SA	2,357,412	17,642,138
Numericable-SFR SAS[a]	244,588	14,086,140
Orange SA	4,652,376	73,245,120
Pernod Ricard SA	536,030	66,143,024
Peugeot SAa	1,084,377	22,588,290
Publicis Groupe SA	472,908	37,750,016
Remy Cointreau SA	62,448	4,495,405
Renault SA	483,990	50,159,765
Rexel SA	731,162	13,386,885
Safran SA	736,413	52,002,497
Sanofi	2,977,709	291,040,247
Schneider Electric SE	1,392,070	104,971,812
SCOR SE	387,727	13,262,643
SES SA	803,886	28,414,430
Societe BIC SA	72,856	11,985,351
Societe Generale SA	1,818,798	84,796,561
Sodexo SA	236,793	24,379,801
STMicroelectronics NV	1,597,628	13,616,630
Suez Environnement Co.	759,784	14,627,298
Technip SA	257,598	16,970,481
Thales SA	260,200	16,157,717
Total SA	5,367,737	270,559,269
Unibail-Rodamco SE	247,190	63,374,963
Valeo SA	200,354	31,927,323
Vallourec SA	275,823	6,806,995
Veolia Environnement SA	1,128,864	23,409,785
Vinci SA	1,186,512	70,349,055
Vivendi SA	2,896,026	73,629,636
Wendel SA	75,458	9,600,633
Zodiac Aerospace	505,583	18,410,949

		3,278,248,622

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2015

Security	Shares	Value

GERMANY — 27.38%
adidas AG	524,646	$41,143,766
Allianz SE Registered	1,146,013	179,355,670
Axel Springer SE	111,886	6,083,021
BASF SE	2,302,183	212,520,772
Bayer AG Registered	2,073,725	293,626,348
Bayerische Motoren Werke AG	830,038	91,638,273
Beiersdorf AG	252,394	22,806,628
Brenntag AG	387,698	23,373,660
Commerzbank AGa	2,661,846	35,355,403
Continental AG	275,812	63,576,792
Daimler AG Registered	2,414,480	225,746,099
Deutsche Annington Immobilien SE	866,466	27,349,075
Deutsche Bank AG Registered	3,457,176	103,910,441
Deutsche Boerse AG	483,972	38,696,875
Deutsche Lufthansa AG Registered[a]	588,052	8,252,303
Deutsche Post AG Registered	2,427,666	73,046,872
Deutsche Telekom AG Registered	7,961,669	136,561,770
Deutsche Wohnen AG Bearer	739,045	17,971,399
E.ON SE	5,042,889	73,919,712
Evonik Industries AG	234,180	8,729,275
Fraport AG Frankfurt Airport Services Worldwide	104,156	6,824,083
Fresenius Medical Care AG & Co. KGaA	546,420	46,595,500
Fresenius SE & Co. KGaA	949,730	60,318,861
GEA Group AG	460,565	22,320,904
Hannover Rueck SE	153,525	14,887,658
HeidelbergCement AG	353,257	28,605,499
Henkel AG & Co. KGaA	260,780	26,689,353
HUGO BOSS AG	167,711	19,113,292
Infineon Technologies AG	2,828,374	36,807,558
K+S AG Registered	479,746	15,605,524
Kabel Deutschland Holding AGa	57,251	7,720,362
Lanxess AG	228,976	12,684,949
Linde AG	465,758	89,284,364
MAN SE	88,468	9,126,942
Merck KGaA	325,250	34,720,976
METRO AG	405,912	14,060,466
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen Registered	433,481	79,841,520
Osram Licht AG	223,772	11,773,510
ProSiebenSat.1 Media AG Registered	549,022	26,207,622
QIAGEN NVa	564,634	13,792,140
RTL Group SAa	98,883	8,853,880
RWE AG	1,238,552	28,868,682
SAP SE	2,466,323	182,219,504
Siemens AG Registered	1,987,417	208,695,595
Symrise AG	309,638	19,675,786
Telefonica Deutschland Holding AG	1,488,344	8,215,845
ThyssenKrupp AG	928,914	24,564,179
United Internet AG Registered[c]	309,638	14,413,973
Volkswagen AG	88,468	21,289,731

		2,777,442,412
IRELAND — 1.18%
Bank of Ireland[a]	69,356,672	26,461,651
CRH PLC	2,052,992	57,440,389
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	398,117	29,680,355
Ryanair Holdings PLC	43,520	553,473
Ryanair Holdings PLC ADR	87,737	5,843,284

		119,979,157

Security	Shares	Value

ITALY — 7.45%
Assicurazioni Generali SpA	2,942,981	$56,819,350
Atlantia SpA	1,046,798	26,878,141
Banca Monte dei Paschi di Siena SpA[a,b]	551,630	1,115,819
Banco Popolare SCa	789,013	13,278,285
CNH Industrial NV	2,393,916	21,272,150
Enel Green Power SpA	4,701,814	8,881,783
Enel SpA	16,543,783	80,132,739
Eni SpA	6,395,716	114,925,810
EXOR SpA	249,803	12,411,864
Finmeccanica SpA[a]	1,022,484	13,541,691
Intesa Sanpaolo SpA	31,854,574	114,619,848
Intesa Sanpaolo SpA RSP	2,354,920	7,487,272
Luxottica Group SpA	424,126	28,503,935
Mediobanca SpA	1,459,722	14,995,439
Pirelli & C. SpA	671,316	11,371,164
Prysmian SpA	512,594	11,548,745
Saipem SpA[a]	668,714	8,475,156
Snam SpA	5,270,871	26,027,366
Telecom Italia SpA[a]	25,466,567	31,159,039
Telecom Italia SpA RSP	15,177,961	14,976,330
Tenaris SA	1,189,114	17,182,579
Terna Rete Elettrica Nazionale SpA	3,783,025	18,000,244
UniCredit SpA[b]	11,309,648	78,983,790
Unione di Banche Italiane SpA	2,160,224	17,608,778
UnipolSai SpA	2,209,098	5,991,894

		756,189,211
NETHERLANDS — 9.50%
Aegon NV	4,530,082	34,423,214
Akzo Nobel NV	616,674	46,886,904
Altice SAa	218,579	28,397,247
ASML Holding NV	878,738	98,026,450
Boskalis Westminster NV	215,966	10,682,079
Delta Lloyd NV	551,624	9,567,513
Fiat Chrysler Automobiles NVa	2,266,342	36,152,463
Gemalto NVb	200,354	17,493,581
Heineken Holding NV	255,003	17,702,542
Heineken NV	577,644	45,179,646
ING Groep NV CVA	9,671,021	158,777,371
Koninklijke Ahold NV	2,242,924	45,528,959
Koninklijke DSM NV	455,350	26,953,062
Koninklijke KPN NV	8,027,170	29,077,157
Koninklijke Philips NV	2,341,800	63,685,195
Koninklijke Vopak NV	176,936	8,787,470
NN Group NVa	483,972	13,511,805
OCI NVa	210,762	6,206,514
Randstad Holding NV	317,462	18,352,658
Reed Elsevier NV	1,673,086	40,501,097
TNT Express NV	1,237,261	10,417,704
Unilever NV CVA	4,085,140	173,909,692
Wolters Kluwer NV	762,422	23,684,711

		963,905,034
PORTUGAL — 0.51%
Banco Comercial Portugues SA Registered[a]	95,132,591	8,886,247
EDP — Energias de Portugal SA	5,838,059	22,753,988
Galp Energia SGPS SA	967,944	11,376,128

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2015

Security	Shares	Value

Jeronimo Martins SGPS SA	634,888	$8,711,189

		51,727,552
SPAIN — 11.52%
Abertis Infraestructuras SA	1,127,140	19,765,671
ACS Actividades de Construccion y Servicios SA	494,380	15,910,815
Aena SAa,d	169,130	17,689,619
Amadeus IT Holding SA Class A	1,131,870	51,417,782
Banco Bilbao Vizcaya Argentaria SA	15,856,588	156,337,724
Banco de Sabadell SA	12,375,112	31,286,566
Banco Popular Espanol SA	4,306,310	21,198,302
Banco Santander SA	36,076,730	256,459,991
Bankia SAa	11,690,786	15,085,844
Bankinter SA	1,712,116	12,585,817
CaixaBank SA	5,805,062	27,774,168
Distribuidora Internacional de Alimentacion SA	1,574,210	12,523,029
Enagas SA	391,608	11,242,259
Endesa SA	793,865	14,817,783
Ferrovial SA	1,119,409	24,121,888
Gas Natural SDG SA	878,919	21,579,897
Grifols SA	377,308	15,020,062
Iberdrola SA	13,613,664	93,969,993
Inditex SA	2,750,426	90,945,403
International Consolidated Airlines Group SAa	2,123,232	17,910,144
Mapfre SA	2,704,827	9,625,814
Red Electrica Corp. SA	208,608	17,514,420
Repsol SA	2,620,214	49,812,152
Telefonica SA	11,212,018	158,324,855
Zardoya Otis SA	447,544	5,745,689

		1,168,665,687

TOTAL COMMON STOCKS
(Cost: $10,254,620,935)		9,875,776,514

PREFERRED STOCKS — 2.03%

GERMANY — 2.03%
Bayerische Motoren Werke AG	137,924	11,632,820
Fuchs Petrolub SE	176,958	7,748,680
Henkel AG & Co. KGaA	447,544	53,457,965
Porsche Automobil Holding SE	385,107	33,954,312
Volkswagen AG	407,980	98,850,893

		205,644,670

TOTAL PREFERRED STOCKS
(Cost: $211,176,230)		205,644,670

RIGHTS — 0.03%

ITALY — 0.03%
Banca Monte dei Paschi di Siena SpA[a,b]	551,631	3,652,878

		3,652,878

TOTAL RIGHTS
(Cost: $14,142,928)		3,652,878

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	29,563,497	$29,563,497
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	1,655,606	1,655,606
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	1,010,951	1,010,951

		32,230,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,230,054)		32,230,054

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $10,512,170,147)		10,117,304,116
Other Assets, Less Liabilities — 0.27%		27,524,492

NET ASSETS — 100.00%		$10,144,828,608

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

94

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRANCE ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 5.69%
Airbus Group NV	178,363	$12,123,999
Safran SA	88,459	6,246,616
Thales SA	31,290	1,943,024
Zodiac Aerospace	61,220	2,229,344

		22,542,983
AIR FREIGHT & LOGISTICS — 0.38%
Bollore SA	262,069	1,492,912

		1,492,912
AUTO COMPONENTS — 2.49%
Cie. Generale des Etablissements Michelin Class B	56,280	6,020,324
Valeo SA	24,084	3,837,895

		9,858,219
AUTOMOBILES — 2.21%
Peugeot SAa	131,229	2,733,587
Renault SA	58,248	6,036,707

		8,770,294
BANKS — 9.17%
BNP Paribas SA	320,918	19,326,496
Credit Agricole SA	312,283	4,654,543
Natixis SA	283,803	2,123,893
Societe Generale SA	219,596	10,238,073

		36,343,005
BEVERAGES — 2.14%
Pernod Ricard SA	64,344	7,939,680
Remy Cointreau SA	7,369	530,468

		8,470,148
BUILDING PRODUCTS — 1.70%
Cie. de Saint-Gobain	144,728	6,732,480

		6,732,480
CHEMICALS — 3.76%
Air Liquide SA	104,537	13,443,659
Arkema SA	19,830	1,470,319

		14,913,978
COMMERCIAL SERVICES & SUPPLIES — 0.76%
Edenred	62,306	1,571,112
Societe BIC SA	8,732	1,436,479

		3,007,591

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.86%
Alcatel-Lucent[a,b]	853,201	$3,407,689

		3,407,689
CONSTRUCTION & ENGINEERING — 2.75%
Bouygues SA	61,187	2,404,904
Vinci SA	143,178	8,489,115

		10,894,019
CONSTRUCTION MATERIALS — 1.20%
Imerys SA	10,332	771,969
Lafarge SA	56,646	3,992,037

		4,764,006
DIVERSIFIED FINANCIAL SERVICES — 0.48%
Eurazeo SA	12,084	808,146
Wendel SA	8,676	1,103,861

		1,912,007
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.69%
Iliad SA	7,959	1,800,580
Orange SA	561,871	8,845,869

		10,646,449
ELECTRIC UTILITIES — 0.45%
Electricite de France SA	73,159	1,795,053

		1,795,053
ELECTRICAL EQUIPMENT — 4.85%
Alstom SAa	65,592	2,049,847
Legrand SA	80,239	4,507,586
Schneider Electric SE	168,269	12,688,659

		19,246,092
ENERGY EQUIPMENT & SERVICES — 0.52%
Technip SA	31,127	2,050,638

		2,050,638
FOOD & STAPLES RETAILING — 1.77%
Carrefour SA	167,023	5,659,192
Casino Guichard Perrachon SA	17,121	1,341,724

		7,000,916
FOOD PRODUCTS — 3.04%
Danone SA	175,575	12,036,509

		12,036,509
HEALTH CARE EQUIPMENT & SUPPLIES — 1.91%
Essilor International SA	62,150	7,573,560

		7,573,560

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2015

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.62%
Accor SA	63,595	$3,478,800
Sodexo SA	28,593	2,943,886

		6,422,686
INSURANCE — 4.37%
AXA SA	592,049	14,873,972
CNP Assurances	51,937	857,249
SCOR SE	46,469	1,589,525

		17,320,746
IT SERVICES — 1.53%
Atos SE	26,061	2,000,896
Cap Gemini SA	47,102	4,080,617

		6,081,513
MACHINERY — 0.21%
Vallourec SA	33,515	827,112

		827,112
MEDIA — 5.64%
Eutelsat Communications SA	51,507	1,751,126
JCDecaux SA	23,716	965,939
Lagardere SCA	35,709	1,080,137
Numericable-SFR SAS[a]	29,466	1,696,985
Publicis Groupe SA	56,962	4,547,008
SES SA	97,235	3,436,902
Vivendi SA	348,513	8,860,723

		22,338,820
METALS & MINING — 0.81%
ArcelorMittal	302,956	3,221,152

		3,221,152
MULTI-UTILITIES — 3.40%
GDF Suez	442,768	8,919,757
Suez Environnement Co.	89,899	1,730,728
Veolia Environnement SA	136,440	2,829,421

		13,479,906
OIL, GAS & CONSUMABLE FUELS — 8.25%
Total SA	648,617	32,693,357

		32,693,357
PERSONAL PRODUCTS — 3.64%
L’Oreal SA	76,530	14,427,243

		14,427,243
PHARMACEUTICALS — 8.87%
Sanofi	359,815	35,168,194

		35,168,194

Security	Shares	Value

PROFESSIONAL SERVICES — 0.46%
Bureau Veritas SA	80,247	$1,835,679

		1,835,679
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.24%
Fonciere Des Regions	9,068	797,325
Gecina SA	10,502	1,377,635
ICADE	10,066	783,436
Klepierre	51,248	2,272,715
Unibail-Rodamco SE	29,714	7,618,122

		12,849,233
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.41%
STMicroelectronics NV	192,850	1,643,666

		1,643,666
SOFTWARE — 0.76%
Dassault Systemes	38,776	3,025,585

		3,025,585
TEXTILES, APPAREL & LUXURY GOODS — 6.43%
Christian Dior SE	16,530	3,312,825
Hermes International	8,004	3,120,896
Kering	22,962	4,026,646
LVMH Moet Hennessy Louis Vuitton SE	84,616	15,042,461

		25,502,828
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Rexel SA	88,351	1,617,623

		1,617,623
TRANSPORTATION INFRASTRUCTURE — 0.82%
Aeroports de Paris	8,983	1,109,435
Groupe Eurotunnel SE Registered	141,921	2,133,988

		3,243,423

TOTAL COMMON STOCKS
(Cost: $436,898,973)		395,157,314

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	3,279,348	3,279,348
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	183,649	183,649

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	84,797	$84,797

		3,547,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,547,794)		3,547,794

TOTAL INVESTMENTS IN SECURITIES — 100.58%
(Cost: $440,446,767)		398,705,108
Other Assets, Less Liabilities — (0.58)%		(2,311,778)

NET ASSETS — 100.00%		$396,393,330

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

97

Schedule of Investments  (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.19%

ARGENTINA — 14.16%
Banco Macro SA ADR	227,338	$11,257,778
BBVA Banco Frances SA ADR	268,314	4,338,638
Cresud SACIF y A ADR[a]	209,716	2,778,737
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	57,700	840,689
Grupo Financiero Galicia SA ADR	586,998	11,757,570
IRSA Inversiones y Representaciones SA ADR	111,877	2,017,142
Pampa Energia SA ADR[a]	282,160	4,001,029
Petrobras Argentina SA ADR	485,238	3,401,518
Telecom Argentina SA ADR	604,541	11,867,140
Transportadora de Gas del Sur SA ADR	180,375	842,351
YPF SA ADR	1,060,648	29,454,195

		82,556,787
BAHRAIN — 0.14%
Al-Salam Bank	2,177,199	796,959

		796,959
BANGLADESH — 2.92%
GrameenPhone Ltd.	945,600	3,929,514
Islami Bank Bangladesh Ltd.	1	—
Lafarge Surma Cement Ltd.	3,145,000	4,678,579
Olympic Industries Ltd.	167,590	478,798
Square Pharmaceuticals Ltd.	1,987,238	6,267,689
Titas Gas Transmission & Distribution Co. Ltd.	1,875,749	1,678,587

		17,033,167
ESTONIA — 0.07%
Tallink Grupp AS	482,671	391,591

		391,591
JORDAN — 1.23%
Arab Bank PLC	472,824	4,457,960
Jordan Petroleum Refinery Co.	299,834	2,683,059

		7,141,019
KAZAKHSTAN — 3.14%
Halyk Savings Bank of Kazakhstan JSC GDR[b]	384,938	2,944,776
KazMunaiGas Exploration Production JSC GDR[b]	1,176,090	12,348,945
KCell JSC GDR[b]	343,568	2,992,477

		18,286,198
KENYA — 6.57%
Co-operative Bank of Kenya Ltd. (The)	11,850,732	2,674,011
East African Breweries Ltd.	2,758,042	8,486,283
Equity Group Holdings Ltd./Kenya	14,144,600	6,854,691
Kenya Commercial Bank Ltd.	15,563,060	9,018,594
Safaricom Ltd.	69,422,800	11,285,655

		38,319,234

Security	Shares	Value

KUWAIT — 25.25%
Agility Public Warehousing Co. KSC	4,176,400	$9,784,669
ALAFCO Aviation Lease & Finance Co. KSCP	1,752,906	1,260,959
Boubyan Bank KSCP	1,705,913	2,476,825
Burgan Bank SAK	4,525,484	6,346,579
Commercial Real Estate Co. KSC	8,843,724	2,538,868
Jazeera Airways Co. KSC	1,188,304	1,784,122
Kuwait Finance House KSCP	14,018,914	30,068,616
Kuwait International Bank KSCP	3,004,250	2,438,692
Kuwait Projects Co. Holding KSCP	3,665,382	7,498,884
Mabanee Co. SAK	2,661,076	8,341,931
Mobile Telecommunications Co. KSC	15,392,004	22,093,786
National Bank of Kuwait SAKP	14,117,283	38,198,885
National Industries Group Holding SAK	6,208,652	3,564,776
National Real Estate Co. KSC[a]	3,332,846	1,121,763
Qurain Petrochemical Industries Co. KSC	1,992,458	1,301,787
VIVA Kuwait Telecom Co.[a]	1,941,238	6,021,329
Warba Bank KSCP[a]	3,003,068	2,338,637

		147,181,108
MAURITIUS — 1.32%
MCB Group Ltd.	977,908	5,588,046
SBM Holdings Ltd.	80,000,124	2,104,671

		7,692,717
MOROCCO — 5.16%
Attijariwafa Bank	267,920	9,651,759
Banque Centrale Populaire	196,212	4,503,749
Douja Promotion Groupe Addoha SA	1,066,952	3,250,920
Maroc Telecom	1,066,572	12,668,657

		30,075,085
NIGERIA — 14.37%
Access Bank PLC	84,060,294	2,630,975
Afriland Properties PLC	7,291	80
Dangote Cement PLC	5,143,276	4,651,041
Diamond Bank PLC	80,512,324	1,799,949
Ecobank Transnational Inc.[a]	39,527,487	4,275,442
FBN Holdings PLC	129,394,722	6,097,576
Guaranty Trust Bank PLC	99,330,946	14,446,777
Lafarge Africa PLC	7,302,790	3,595,446
Nestle Nigeria PLC	1,854,952	7,921,172
Nigerian Breweries PLC	22,360,288	16,861,488
Oando PLC	26,001,365	2,468,856
SEPLAT Petroleum Development Co. PLC	1,016,848	1,726,675
Transnational Corp. of Nigeria PLC	150,665,206	2,346,456
United Bank for Africa PLC	123,673,842	3,355,131
Zenith Bank PLC	107,357,908	11,563,695

		83,740,759
OMAN — 5.79%
Bank Muscat SAOG	6,839,446	9,629,769
Bank Sohar SAOG	4,567,067	2,206,714
HSBC Bank Oman SAOG	3,102,781	1,104,250
National Bank of Oman SAOG	1,473,712	1,202,093
Oman Cables Industry	390,848	2,193,094
Oman Telecommunications Co. SAOG	2,238,927	9,683,890
OMINVEST	51,100	61,859

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2015

Security	Shares	Value

Ooredoo QSC	2,319,084	$4,699,014
Raysut Cement Co. SAOG	408,972	1,652,036
Renaissance Services SAOG	1,528,120	1,341,745

		33,774,464
PAKISTAN — 9.47%
Bank Al Habib Ltd.	4,427,500	1,846,040
Engro Corp. Ltd./Pakistan	1,576,461	4,306,720
Fauji Fertilizer Co. Ltd.	4,334,050	5,971,301
Habib Bank Ltd.	1,773,100	3,535,244
Hub Power Co. Ltd. (The)	3,152,030	2,999,769
Lucky Cement Ltd.	1,182,298	5,217,743
MCB Bank Ltd.	3,270,266	8,613,577
National Bank of Pakistan	4,137,126	2,192,427
Oil & Gas Development Co. Ltd.	4,728,000	8,566,558
Pakistan Oilfields Ltd.	591,000	2,249,806
Pakistan Petroleum Ltd.	1,182,150	1,968,685
Pakistan State Oil Co. Ltd.	985,000	3,544,667
United Bank Ltd./Pakistan	2,718,667	4,211,261

		55,223,798
ROMANIA — 4.12%
Banca Transilvania[a]	12,469,706	7,448,092
BRD-Groupe Societe Generale[a]	1,319,900	3,622,591
OMV Petrom SA	31,381,706	2,941,744
Societatea Comerciala de Distributie si Furnizare a Energiei Elect- Electrica SAa	1,077,984	3,166,159
Societatea Nationala de Gaze Naturale ROMGAZ SA	454,676	4,077,001
Transgaz SA Medias	40,582	2,764,496

		24,020,083
SLOVENIA — 0.35%
Zavarovalnica Triglav DD	63,040	2,038,861

		2,038,861
SRI LANKA — 2.62%
Commercial Bank of Ceylon PLC	3,995,624	4,857,367
Hatton National Bank PLC	945,441	1,612,894
John Keells Holdings PLC	6,045,859	8,802,590

		15,272,851
VIETNAM — 3.51%
Bank for Foreign Trade of Vietnam JSC	1,524,780	3,026,494
Masan Group Corp.[a]	1,811,810	6,976,486
PetroVietnam Drilling and Well Services JSC	508,300	1,199,975
Saigon Thuong Tin Commercial JSB[a]	2,647,686	2,196,796
Vingroup JSC	3,244,565	7,064,719

		20,464,470

TOTAL COMMON STOCKS
(Cost: $622,237,206)		584,009,151

Security	Principal or Shares	Value

CONVERTIBLE BONDS — 0.05%

OMAN — 0.05%
Bank Muscat SAOG
4.50%, 03/20/17	540,521	$—
3.50%, 12/31/49	1,026,177	266,574

		266,574

TOTAL CONVERTIBLE BONDS
(Cost: $0)		266,574

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	107,334	107,334

		107,334

TOTAL SHORT-TERM INVESTMENTS
(Cost: $107,334)		107,334

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $622,344,540)		584,383,059
Other Assets, Less Liabilities — (0.26)%		(1,504,637)

NET ASSETS — 100.00%		$582,878,422

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

99

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 92.26%

AIR FREIGHT & LOGISTICS — 2.43%
Deutsche Post AG Registered	5,608,344	$168,751,379

		168,751,379
AIRLINES — 0.27%
Deutsche Lufthansa AG Registered[a]	1,339,044	18,791,189

		18,791,189
AUTO COMPONENTS — 2.11%
Continental AG	636,804	146,788,231

		146,788,231
AUTOMOBILES — 11.26%
Bayerische Motoren Werke AG	1,916,796	211,619,077
Daimler AG Registered	5,573,232	521,079,231
Volkswagen AG	205,086	49,353,731

		782,052,039
BANKS — 1.18%
Commerzbank AGa	6,162,156	81,847,526

		81,847,526
CAPITAL MARKETS — 3.45%
Deutsche Bank AG Registered	7,983,990	239,970,405

		239,970,405
CHEMICALS — 11.92%
BASF SE	5,316,276	490,759,891
Evonik Industries AG	539,448	20,108,420
K+S AG Registered	1,107,624	36,029,593
Lanxess AG	529,872	29,354,164
Linde AG	1,074,906	206,056,146
Symrise AG	714,210	45,384,103

		827,692,317
CONSTRUCTION MATERIALS — 0.95%
HeidelbergCement AG	815,556	66,040,833

		66,040,833
DIVERSIFIED FINANCIAL SERVICES — 1.29%
Deutsche Boerse AG	1,117,200	89,327,790

		89,327,790
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.81%
Deutsche Telekom AG Registered	18,377,940	315,225,866
Telefonica Deutschland Holding AG	3,443,370	19,007,834

		334,233,700

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.39%
Osram Licht AG	514,710	$27,080,882

		27,080,882
FOOD & STAPLES RETAILING — 0.47%
METRO AG	937,650	32,479,443

		32,479,443
HEALTH CARE PROVIDERS & SERVICES — 3.56%
Fresenius Medical Care AG & Co. KGaA	1,260,840	107,517,057
Fresenius SE & Co. KGaA	2,196,096	139,477,546

		246,994,603
HOUSEHOLD PRODUCTS — 0.89%
Henkel AG & Co. KGaA	601,692	61,579,762

		61,579,762
INDUSTRIAL CONGLOMERATES — 6.94%
Siemens AG Registered	4,589,298	481,915,108

		481,915,108
INSURANCE — 9.10%
Allianz SE Registered	2,645,370	414,011,106
Hannover Rueck SE	348,726	33,816,730
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,000,692	184,314,354

		632,142,190
INTERNET SOFTWARE & SERVICES — 0.48%
United Internet AG Registered[b]	711,816	33,135,779

		33,135,779
LIFE SCIENCES TOOLS & SERVICES — 0.45%
QIAGEN NVa	1,276,002	31,168,506

		31,168,506
MACHINERY — 1.04%
GEA Group AG	1,058,148	51,282,273
MAN SE	204,288	21,075,696

		72,357,969
MEDIA — 1.61%
Axel Springer SE	257,754	14,013,576
Kabel Deutschland Holding AGa	128,478	17,325,402
ProSiebenSat.1 Media AG Registered	1,266,426	60,452,977
RTL Group SAa	224,238	20,078,036

		111,869,991
METALS & MINING — 0.81%
ThyssenKrupp AG	2,129,064	56,300,917

		56,300,917

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

May 31, 2015

Security	Shares	Value

MULTI-UTILITIES — 3.40%
E.ON SE	11,582,970	$169,785,575
RWE AG	2,832,900	66,030,404

		235,815,979
PERSONAL PRODUCTS — 0.76%
Beiersdorf AG	583,338	52,711,130

		52,711,130
PHARMACEUTICALS — 10.91%
Bayer AG Registered	4,786,404	677,724,543
Merck KGaA	747,726	79,820,988

		757,545,531
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.50%
Deutsche Annington Immobilien SE	1,996,596	63,020,423
Deutsche Wohnen AG Bearer	1,706,124	41,487,912

		104,508,335
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.22%
Infineon Technologies AG	6,527,640	84,948,627

		84,948,627
SOFTWARE — 6.05%
SAP SE	5,688,942	420,316,474

		420,316,474
TEXTILES, APPAREL & LUXURY GOODS — 2.00%
adidas AG	1,211,364	94,997,535
HUGO BOSS AG	387,030	44,108,123

		139,105,658
TRADING COMPANIES & DISTRIBUTORS — 0.78%
Brenntag AG	894,558	53,931,397

		53,931,397
TRANSPORTATION INFRASTRUCTURE — 0.23%
Fraport AG Frankfurt Airport Services Worldwide	240,198	15,737,271

		15,737,271

TOTAL COMMON STOCKS
(Cost: $6,613,915,278)		6,407,140,961

PREFERRED STOCKS — 6.82%

AUTOMOBILES — 4.79%
Bayerische Motoren Werke AG	315,210	26,585,521
Porsche Automobil Holding SE	886,578	78,168,264
Volkswagen AG	940,842	227,959,880

		332,713,665

Security	Shares	Value

CHEMICALS — 0.26%
Fuchs Petrolub SE	402,192	$17,611,280

		17,611,280
HOUSEHOLD PRODUCTS — 1.77%
Henkel AG & Co. KGaA	1,031,016	123,152,176

		123,152,176

TOTAL PREFERRED STOCKS
(Cost: $454,960,645)		473,477,121

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,985,192	1,985,192

		1,985,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,985,192)		1,985,192

TOTAL INVESTMENTS IN SECURITIES — 99.11%
(Cost: $7,070,861,115)		6,882,603,274
Other Assets, Less Liabilities — 0.89%		61,835,243

NET ASSETS — 100.00%		$6,944,438,517

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index	191	Jun. 2015	Eurex	$59,750,517	$(836,126)

See accompanying notes to schedules of investments.

101

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.95%

AUSTRALIA — 0.91%
Australian Agricultural Co. Ltd.[a]	33,525	$35,670
GrainCorp Ltd. Class A	15,700	112,965
Nufarm Ltd./Australia	15,550	92,246
Select Harvests Ltd.	5,550	43,927
Tassal Group Ltd.	13,400	33,848

		318,656
BRAZIL — 0.21%
Sao Martinho SA	3,600	40,176
SLC Agricola SA	5,000	24,745
Tereos Internacional SA	32,500	10,180

		75,101
CANADA — 10.39%
Ag Growth International Inc.	1,225	51,375
Agrium Inc.	12,250	1,267,837
Clearwater Seafoods Inc.	1,725	18,311
Potash Corp. of Saskatchewan Inc.	72,300	2,267,031
Rogers Sugar Inc.[b]	8,050	29,730

		3,634,284
CHILE — 0.06%
Empresas Aquachile SAa	33,690	20,143

		20,143
CHINA — 1.63%
Century Sunshine Group Holdings Ltd.	187,500	28,059
China Agri-Industries Holdings Ltd.[b]	200,200	120,871
China BlueChemical Ltd. Class H	150,000	67,148
China Huishan Dairy Holdings Co. Ltd.[b]	550,000	114,235
China Modern Dairy Holdings Ltd.[a,b]	161,000	64,387
First Tractor Co. Ltd. Class Hb	50,000	46,249
Hubei Sanonda Co. Ltd. Class B	15,000	20,415
Leyou Technologies Holdings Ltd.	124,415	29,854
Sinofert Holdings Ltd.[a]	200,000	51,860
YuanShengTai Dairy Farm Ltd.[a]	225,000	28,156

		571,234
DENMARK — 0.17%
Auriga Industries A/S Class Ba	1,275	60,146

		60,146
FINLAND — 0.04%
HKScan OYJ Class A	2,575	15,838

		15,838
FRANCE — 0.22%
Naturex	496	34,259

Security	Shares	Value

Vilmorin & Cie SA	549	$42,909

		77,168
GERMANY — 2.05%
K+S AG Registered	16,725	544,043
KWS Saat SE	200	60,343
Suedzucker AGb	7,175	111,702

		716,088
HONG KONG — 1.09%
WH Group Ltd.[a,c]	500,000	383,149

		383,149
INDONESIA — 1.10%
Astra Agro Lestari Tbk PT	35,000	65,638
Charoen Pokphand Indonesia Tbk PT	637,500	151,372
Eagle High Plantations Tbk PT	1,090,000	33,053
Japfa Comfeed Indonesia Tbk PT	432,500	22,240
Malindo Feedmill Tbk PT	77,300	10,902
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	265,000	33,365
PT Bisi International Tbk	117,500	15,016
Salim Ivomas Pratama Tbk PT	350,000	16,542
Sampoerna Agro PT	57,300	7,691
Sawit Sumbermas Sarana Tbk PT	155,000	27,545

		383,364
IRELAND — 0.15%
Origin Enterprises PLC[a]	5,825	54,283

		54,283
ISRAEL — 1.13%
Israel Chemicals Ltd.	42,350	302,950
Israel Corp. Ltd. (The)	261	93,083

		396,033
ITALY — 2.10%
CNH Industrial NV	82,500	733,089

		733,089
JAPAN — 6.51%
Hokuto Corp.	3,600	68,986
Kubota Corp.	100,000	1,671,300
Kumiai Chemical Industry Co. Ltd.	5,000	44,402
Maruha Nichiro Corp.	2,500	37,834
Mitsui Sugar Co. Ltd.	11,000	39,446
NH Foods Ltd.	14,000	304,154
Nihon Nohyaku Co. Ltd.	5,000	47,544
Nippon Beet Sugar Manufacturing Co. Ltd.	11,000	17,817
Sakata Seed Corp.	2,500	44,099

		2,275,582
MALAYSIA — 2.19%
Boustead Plantations Bhd	50,000	18,822
Felda Global Ventures Holdings Bhd	112,500	60,454
Genting Plantations Bhd	20,000	54,010

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2015

Security	Shares	Value

IJM Plantations Bhd	9,391	$8,966
IOI Corp. Bhd	247,500	269,374
Kim Loong Resources Bhd	12,500	9,615
Kuala Lumpur Kepong Bhd	40,000	225,859
QL Resources Bhd	46,450	50,555
Rimbunan Sawit Bhd[a]	51,450	7,508
Sarawak Oil Palms Bhd	10,272	12,357
TDM Bhd	52,200	9,398
TH Plantations Bhd	15,463	6,580
TSH Resources Bhd	52,500	31,935

		765,433
MEXICO — 0.17%
Industrias Bachoco SAB de CV Series B	12,500	59,658

		59,658
NETHERLANDS — 0.62%
OCI NVa	7,310	215,265

		215,265
NORWAY — 3.89%
Austevoll Seafood ASA	7,850	44,295
Bakkafrost P/F	3,450	91,142
Leroy Seafood Group ASA	1,850	60,262
Marine Harvest ASA	26,550	305,245
Salmar ASA	4,450	71,906
Yara International ASA	15,650	787,146

		1,359,996
POLAND — 0.38%
Grupa Azoty SA	4,250	86,258
Kernel Holding SA	4,525	46,390

		132,648
RUSSIA — 0.58%
Acron JSC	727	30,754
Uralkali PJSC	32,000	87,609
Uralkali PJSC GDR[d]	6,200	84,506

		202,869
SINGAPORE — 2.10%
Bumitama Agri Ltd.	34,500	25,065
First Resources Ltd.[b]	50,000	75,246
Golden Agri-Resources Ltd.	612,500	190,711
Indofood Agri Resources Ltd.[b]	50,000	27,615
Japfa Ltd.[a,b]	32,500	11,083
Wilmar International Ltd.	162,000	403,529

		733,249
SOUTH AFRICA — 0.56%
Astral Foods Ltd.	3,375	45,825
Illovo Sugar Ltd.	19,650	29,069
Oceana Group Ltd.	2,550	19,758
Tongaat Hulett Ltd.	9,250	100,727

		195,379

Security	Shares	Value

SOUTH KOREA — 0.34%
Dongwon Industries Co. Ltd.	100	$28,468
Farmsco[a]	1,050	17,433
Harim Co. Ltd.[a]	2,336	9,886
Namhae Chemical Corp.	2,350	23,007
Nong Woo Bio Co. Ltd.	725	16,093
Silla Co. Ltd.	595	11,006
TS Corp./Korea	500	12,768

		118,661
SPAIN — 0.00%
Pescanova SAa	414	—

		—
SWEDEN — 0.07%
Scandi Standard AB	3,675	22,904

		22,904
SWITZERLAND — 10.45%
Syngenta AG Registered	8,100	3,653,522

		3,653,522
TAIWAN — 0.37%
Taiwan Fertilizer Co. Ltd.	75,000	130,241

		130,241
THAILAND — 0.69%
Charoen Pokphand Foods PCL NVDR	251,100	182,876
GFPT PCL NVDR	48,600	19,070
Kaset Thai International Sugar Corp. PCL	70,000	18,832
Khon Kaen Sugar Industry PCL NVDR	152,640	21,598

		242,376
TURKEY — 0.06%
Gubre Fabrikalari TAS	7,675	20,499

		20,499
UNITED STATES — 47.72%
AGCO Corp.	7,300	370,694
Alico Inc.	350	17,269
American Vanguard Corp.	2,675	36,862
Archer-Daniels-Midland Co.	55,700	2,943,745
Bunge Ltd.	12,525	1,159,314
Cal-Maine Foods Inc.	2,525	143,142
CF Industries Holdings Inc.	4,225	1,334,593
Darling Ingredients Inc.[a]	14,400	226,080
Deere & Co.	28,350	2,655,828
Fresh Del Monte Produce Inc.	3,450	129,858
Ingredion Inc.	6,200	508,214
Intrepid Potash Inc.[a]	5,275	61,296
Lindsay Corp.	1,100	88,594
Monsanto Co.	42,150	4,930,707
Mosaic Co. (The)	28,550	1,309,017
Sanderson Farms Inc.	1,825	148,792

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2015

Security	Shares	Value

Scotts Miracle-Gro Co. (The) Class A	3,975	$243,509
Titan International Inc.	5,100	54,315
Toro Co. (The)	4,800	328,272

		16,690,101

TOTAL COMMON STOCKS
(Cost: $34,198,622)		34,256,959

INVESTMENT COMPANIES — 1.31%

INDIA — 1.31%
iShares India 50 ETF[e]	15,046	457,248

		457,248

TOTAL INVESTMENT COMPANIES
(Cost: $412,641)		457,248

PREFERRED STOCKS — 0.47%

CHILE — 0.47%
Sociedad Quimica y Minera de Chile SA Series B	8,525	165,210

		165,210

TOTAL PREFERRED STOCKS
(Cost: $231,080)		165,210

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	560,485	560,485
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	31,388	31,388
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	17,956	17,956

		609,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $609,829)		609,829

TOTAL INVESTMENTS IN SECURITIES — 101.47%
(Cost: $35,452,172)		35,489,246
Other Assets, Less Liabilities — (1.47)%		(515,216)

NET ASSETS — 100.00%		$34,974,030

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

104

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.31%

AUSTRALIA — 1.37%
AWE Ltd.[a,b]	7,035	$7,700
Beach Energy Ltd.	16,576	13,957
Drillsearch Energy Ltd.[a,b]	6,090	5,734
Karoon Gas Australia Ltd.[a,b]	3,930	8,273
Santos Ltd.	14,085	88,946
Senex Energy Ltd.[a,b]	9,631	2,875
Whitehaven Coal Ltd.[a,b]	10,200	11,555
Woodside Petroleum Ltd.	10,710	300,292

		439,332
AUSTRIA — 0.22%
OMV AG	2,430	68,868

		68,868
BRAZIL — 0.59%
Petroleo Brasileiro SAa	43,500	180,535
QGEP Participacoes SA	3,000	7,235

		187,770
CANADA — 8.64%
Advantage Oil & Gas Ltd.[a,b]	2,595	15,675
ARC Resources Ltd.	4,760	86,868
Bankers Petroleum Ltd.[a]	3,165	7,708
Baytex Energy Corp.	2,882	48,855
Bellatrix Exploration Ltd.[a,b]	3,420	9,507
Birchcliff Energy Ltd.[a,b]	1,575	9,981
BlackPearl Resources Inc.[a]	3,765	3,288
Bonavista Energy Corp.	2,340	14,772
Bonterra Energy Corp.	420	11,615
Boulder Energy Ltd.[a]	672	4,872
Cameco Corp.	5,385	80,414
Canadian Natural Resources Ltd.	15,570	478,732
Canadian Oil Sands Ltd.	6,615	57,658
Cardinal Energy Ltd.	800	9,684
Cenovus Energy Inc.	11,535	189,624
Crescent Point Energy Corp.	6,000	135,454
Crew Energy Inc.[a]	2,655	11,890
Denison Mines Corp.[a,b]	4,035	3,394
Encana Corp.	11,580	146,205
Enerplus Corp.	3,150	30,333
Freehold Royalties Ltd.	766	10,813
Granite Oil Corp.[a]	1	5
Husky Energy Inc.	4,950	96,918
Imperial Oil Ltd.	4,440	173,509
Kelt Exploration Ltd.[a]	1,897	13,115
MEG Energy Corp.[a]	2,310	37,012
NuVista Energy Ltd.[a]	2,190	13,509
Pacific Rubiales Energy Corp.	3,560	17,198
Painted Pony Petroleum Ltd.[a]	1,455	9,593
Paramount Resources Ltd. Class Aa	1,020	26,181
Parex Resources Inc.[a]	1,500	12,233
Pengrowth Energy Corp.	8,431	22,492
Penn West Petroleum Ltd.	6,750	13,249

Security	Shares	Value

Peyto Exploration & Development Corp.	2,100	$56,712
PrairieSky Royalty Ltd.	1,905	50,973
Raging River Exploration Inc.[a]	2,895	20,757
RMP Energy Inc.[a]	1,965	4,660
Suncor Energy Inc.	20,820	606,294
Surge Energy Inc.	4,080	13,270
TORC Oil & Gas Ltd.	1,170	9,073
Tourmaline Oil Corp.[a]	2,460	79,205
TransGlobe Energy Corp.	870	3,485
Trilogy Energy Corp.[b]	1,335	7,775
Vermilion Energy Inc.	1,620	69,264
Whitecap Resources Inc.	3,315	36,383

		2,760,207
CHINA — 3.12%
China Coal Energy Co. Ltd. Class Hb	60,000	36,380
China Shenhua Energy Co. Ltd. Class H	45,000	110,649
CNOOC Ltd.	255,000	398,707
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	172
Kunlun Energy Co. Ltd.	60,000	65,174
MIE Holdings Corp.[a,b]	30,000	3,561
PetroChina Co. Ltd. Class H	300,000	355,671
Yanzhou Coal Mining Co. Ltd. Class Hb	30,000	26,588

		996,902
COLOMBIA — 0.18%
Ecopetrol SA	78,570	56,199

		56,199
FINLAND — 0.14%
Neste Oil OYJ	1,830	46,266

		46,266
FRANCE — 4.76%
Etablissements Maurel et Prom[a]	1,110	8,676
MPI	2,670	9,045
Total SA	29,820	1,503,069

		1,520,790
GREECE — 0.00%
Motor Oil Hellas Corinth Refineries SA	176	1,592

		1,592
HUNGARY — 0.10%
MOL Hungarian Oil & Gas PLC	645	33,626

		33,626
INDIA — 1.04%
Reliance Industries Ltd. GDR[c]	11,910	331,098

		331,098
INDONESIA — 0.18%
Adaro Energy Tbk PT	189,000	12,291
Energi Mega Persada Tbk PTa	1,161,000	5,970
Indo Tambangraya Megah Tbk PT	7,500	7,657

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2015

Security	Shares	Value

Medco Energi Internasional Tbk PT	27,000	$5,411
Sugih Energy Tbk PTa	463,500	14,476
Tambang Batubara Bukit Asam Persero Tbk PT	15,000	11,144

		56,949
ISRAEL — 0.04%
Naphtha Israel Petroleum Corp. Ltd.[a]	916	6,206
Oil Refineries Ltd.[a]	21,826	8,179

		14,385
ITALY — 2.05%
Eni SpA	35,460	637,187
ERG SpA	810	10,044
Saras SpA[a]	4,074	6,749

		653,980
JAPAN — 1.29%
Cosmo Oil Co. Ltd.[a]	15,000	25,384
Idemitsu Kosan Co. Ltd.	1,500	29,699
INPEX Corp.	13,500	166,445
Japan Petroleum Exploration Co. Ltd.	100	3,348
JX Holdings Inc.	36,000	159,410
Showa Shell Sekiyu KK	3,000	28,092

		412,378
NORWAY — 1.04%
Det Norske Oljeselskap ASA[a,b]	1,920	12,570
DNO ASA[a,b]	11,400	16,096
Statoil ASA	16,305	304,868

		333,534
POLAND — 0.35%
Grupa Lotos SAa	1,680	13,515
Lubelski Wegiel Bogdanka SA	480	10,759
Polski Koncern Naftowy Orlen SA	4,695	88,327

		112,601
PORTUGAL — 0.21%
Galp Energia SGPS SA	5,745	67,520

		67,520
RUSSIA — 2.24%
Lukoil OAO	3,513	166,121
Lukoil OAO ADR (London)	3,701	177,500
NOVATEK OAO GDR[d]	1,252	126,327
Rosneft OAO	9,280	41,727
Rosneft OAO GDR[d]	4,688	21,466
Surgutneftegas OAO	48,000	28,733
Surgutneftegas OAO ADR	4,800	29,232
Tatneft OAO Class S	22,650	124,086

		715,192

Security	Shares	Value

SOUTH AFRICA — 0.06%
Exxaro Resources Ltd.	2,655	$18,329

		18,329
SOUTH KOREA — 0.42%
S-Oil Corp.	765	45,558
SK Innovation Co. Ltd.[a]	870	88,315

		133,873
SPAIN — 0.89%
Repsol SA	14,916	283,564

		283,564
SWEDEN — 0.15%
Lundin Petroleum ABa,b	2,955	46,414

		46,414
THAILAND — 0.45%
Bangchak Petroleum PCL (The) NVDR	7,500	7,413
Banpu PCL NVDR	22,500	17,724
Esso Thailand PCL NVDR[a]	48,000	9,132
IRPC PCL NVDR	223,500	27,506
PTT Exploration & Production PCL NVDR	18,031	57,888
Thai Oil PCL NVDR	15,000	23,855

		143,518
TURKEY — 0.13%
Tupras Turkiye Petrol Rafinerileri ASa	1,710	42,782

		42,782
UNITED KINGDOM — 16.95%
Amerisur Resources PLC[a]	19,560	10,670
BG Group PLC	47,745	828,379
BP PLC	256,965	1,767,463
Cairn Energy PLC[a]	7,575	19,604
EnQuest PLC[a]	13,245	10,813
Faroe Petroleum PLC[a]	2,460	3,163
Ophir Energy PLC[a]	7,230	14,497
Premier Oil PLC[a]	7,395	18,416
Royal Dutch Shell PLC Class A	55,020	1,631,301
Royal Dutch Shell PLC Class B	34,067	1,025,916
SOCO International PLC	3,255	9,189
Tullow Oil PLC	12,930	77,955

		5,417,366
UNITED STATES — 51.70%
Abraxas Petroleum Corp.[a]	2,940	8,614
Anadarko Petroleum Corp.	7,215	603,246
Antero Resources Corp.[a]	825	33,008
Apache Corp.	5,475	327,624
Bill Barrett Corp.[a]	705	6,225
Bonanza Creek Energy Inc.[a]	615	12,780
Cabot Oil & Gas Corp.	5,970	202,741
California Resources Corp.	4,410	34,619

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2015

Security	Shares	Value

Callon Petroleum Co.[a]	1,485	$11,672
Carrizo Oil & Gas Inc.[a]	690	34,611
Chesapeake Energy Corp.	7,665	108,153
Chevron Corp.	26,535	2,733,105
Cimarex Energy Co.	1,290	149,008
Clayton Williams Energy Inc.[a]	90	4,648
Cloud Peak Energy Inc.[a]	495	2,856
Cobalt International Energy Inc.[a]	4,050	41,148
Concho Resources Inc.[a]	1,710	205,713
ConocoPhillips	17,355	1,105,167
CONSOL Energy Inc.	3,405	94,795
Contango Oil & Gas Co.[a]	330	4,547
Continental Resources Inc./OKa	1,380	62,873
CVR Energy Inc.	240	9,302
Delek U.S. Holdings Inc.	765	28,963
Denbury Resources Inc.	5,460	40,240
Devon Energy Corp.	5,550	361,971
Diamondback Energy Inc.[a]	856	66,605
Energen Corp.	1,065	73,698
EOG Resources Inc.	7,785	690,452
EQT Corp.	2,205	187,579
EXCO Resources Inc.	2,206	3,441
Exxon Mobil Corp.	59,100	5,035,320
Gulfport Energy Corp.[a]	1,350	58,266
Halcon Resources Corp.[a]	3,900	4,095
Hess Corp.	3,885	262,315
HollyFrontier Corp.	2,685	111,830
Kosmos Energy Ltd.[a]	1,455	12,935
Laredo Petroleum Inc.[a]	1,882	25,633
LinnCo LLC	1,651	17,286
Magnum Hunter Resources Corp.[a]	2,415	4,420
Marathon Oil Corp.	9,780	265,918
Marathon Petroleum Corp.	3,945	408,150
Matador Resources Co.[a]	930	25,612
Memorial Resource Development Corp.[a]	1,080	20,423
Murphy Oil Corp.	2,565	111,475
Newfield Exploration Co.[a]	2,190	82,804
Noble Energy Inc.	5,595	244,949
Northern Oil and Gas Inc.[a]	1,275	8,708
Oasis Petroleum Inc.[a]	1,785	30,309
Occidental Petroleum Corp.	11,025	862,045
Parsley Energy Inc. Class Aa	675	11,806
PBF Energy Inc.	1,230	32,989
PDC Energy Inc.[a]	570	33,995
Penn Virginia Corp.[a]	990	4,604
Pioneer Natural Resources Co.	2,145	317,095
QEP Resources Inc.	2,430	45,757
Range Resources Corp.	2,505	138,802
Rex Energy Corp.[a]	495	2,485
Rosetta Resources Inc.[a]	1,095	25,579
RSP Permian Inc.[a]	540	15,379
Sanchez Energy Corp.[a]	705	7,106
SandRidge Energy Inc.[a]	4,920	6,002
SM Energy Co.	1,035	54,151
Southwestern Energy Co.[a]	5,460	140,704
Stone Energy Corp.[a]	810	11,000
Synergy Resources Corp.[a]	810	9,323
Tesoro Corp.	1,815	160,628
Triangle Petroleum Corp.[a]	1,515	7,772
Ultra Petroleum Corp.[a]	2,145	29,837
Valero Energy Corp.	7,395	438,080
W&T Offshore Inc.	900	4,869
Western Refining Inc.	1,140	50,137

Security	Shares	Value

Whiting Petroleum Corp.[a]	2,912	$96,067
WPX Energy Inc.[a]	2,670	34,416

		16,520,480

TOTAL COMMON STOCKS
(Cost: $33,138,451)		31,415,515

PREFERRED STOCKS — 0.93%

BRAZIL — 0.71%
Petroleo Brasileiro SA	58,500	225,930

		225,930
RUSSIA — 0.22%
Surgutneftegas OAO	96,000	69,914

		69,914

TOTAL PREFERRED STOCKS
(Cost: $337,742)		295,844

WARRANTS — 0.00%

UNITED STATES — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	50	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[e,f,g]	198,257	198,257
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	11,103	11,103

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	28,963	$28,963

		238,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $238,323)		238,323

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $33,714,516)		31,949,682
Other Assets, Less Liabilities — 0.01%		4,710

NET ASSETS — 100.00%		$31,954,392

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

108

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

AUSTRALIA — 6.70%
Newcrest Mining Ltd.[a]	368,591	$3,986,610

		3,986,610
CANADA — 56.07%
Agnico Eagle Mines Ltd.	84,862	2,720,751
Alacer Gold Corp.[a]	313,174	710,020
Alamos Gold Inc.	128,350	836,987
AuRico Gold Inc.	253,227	835,806
Barrick Gold Corp.	627,405	7,398,679
Centerra Gold Inc.	175,613	1,080,479
China Gold International Resources Corp. Ltd.[a,b]	361,645	712,715
Eldorado Gold Corp.	518,383	2,487,574
Goldcorp Inc.	441,071	7,802,001
IAMGOLD Corp.[a]	396,677	804,000
Kinross Gold Corp.[a]	846,808	1,994,485
Lake Shore Gold Corp.[a]	613,664	594,859
New Gold Inc.[a,b]	417,817	1,352,278
Primero Mining Corp.[a,b]	194,639	796,800
SEMAFO Inc.[a]	280,709	829,815
Yamana Gold Inc.	670,893	2,402,477

		33,359,726
CHINA — 0.92%
China Precious Metal Resources Holdings Co. Ltd.[a,b]	6,041,000	545,530

		545,530
HONG KONG — 1.77%
G-Resources Group Ltd.[a]	27,180,000	1,051,919

		1,051,919
PERU — 2.83%
Cia. de Minas Buenaventura SA ADR	150,396	1,684,435

		1,684,435
SOUTH AFRICA — 10.78%
AngloGold Ashanti Ltd.[a]	262,136	2,534,594
Gold Fields Ltd.	585,578	2,034,261
Harmony Gold Mining Co. Ltd.[a]	466,137	687,650
Sibanye Gold Ltd.	662,739	1,159,599

		6,416,104
TURKEY — 1.17%
Koza Altin Isletmeleri AS	68,856	693,216

		693,216
UNITED KINGDOM — 6.59%
Acacia Mining PLC	31,710	147,534
Centamin PLC	1,030,122	1,101,913

Security	Shares	Value

Randgold Resources Ltd.	36,995	$2,673,029

		3,922,476
UNITED STATES — 12.94%
McEwen Mining Inc.[a]	462,513	462,513
Newmont Mining Corp.	265,760	7,239,302

		7,701,815

TOTAL COMMON STOCKS
(Cost: $77,059,622)		59,361,831

SHORT-TERM INVESTMENTS — 5.32%

MONEY MARKET FUNDS — 5.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	2,955,694	2,955,694
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	165,524	165,524
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	45,192	45,192

		3,166,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,166,410)		3,166,410

TOTAL INVESTMENTS IN SECURITIES — 105.09%
(Cost: $80,226,032)		62,528,241
Other Assets, Less Liabilities — (5.09)%		(3,028,954)

NET ASSETS — 100.00%		$59,499,287

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

109

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.08%

AUSTRALIA — 17.23%
Alumina Ltd.	269,899	$365,672
Arrium Ltd.	323,570	43,343
Atlas Iron Ltd.[a]	232,885	21,391
BHP Billiton Ltd.	338,736	7,672,258
BlueScope Steel Ltd.	60,733	163,173
CuDeco Ltd.[a,b]	13,167	12,850
Fortescue Metals Group Ltd.[a]	166,254	307,967
Iluka Resources Ltd.	43,924	302,595
Independence Group NL	24,986	92,759
Jacana Minerals Ltd.	6,808	—
Metals X Ltd.	23,628	26,767
OZ Minerals Ltd.	32,171	115,985
Rio Tinto Ltd.	45,779	2,039,418
Sandfire Resources NL	12,730	52,034
Sims Metal Management Ltd.[a]	19,002	168,723
Sirius Resources NLb	30,210	87,641
South32 Ltd. (London)[b]	590,042	972,405
Syrah Resources Ltd.[a,b]	13,112	45,165
Western Areas Ltd.	21,826	59,643

		12,549,789
AUSTRIA — 0.69%
Voestalpine AG	12,047	500,177

		500,177
BELGIUM — 0.34%
NV Bekaert SA	4,528	131,256
Nyrstar NVa,b	30,713	118,324

		249,580
BRAZIL — 1.42%
Cia. Siderurgica Nacional SA	73,900	142,587
Paranapanema SAb	19,200	24,417
Vale SA	138,100	867,288

		1,034,292
CANADA — 4.43%
Canam Group Inc.	4,180	48,188
Capstone Mining Corp.[b]	37,431	36,284
Dominion Diamond Corp.	9,405	175,404
Dundee Precious Metals Inc.[b]	12,445	26,022
First Quantum Minerals Ltd.	63,175	813,822
HudBay Minerals Inc.	24,510	218,347
Imperial Metals Corp.[a,b]	5,037	39,989
Ivanhoe Mines Ltd. Class Ab	53,580	51,509
Labrador Iron Ore Royalty Corp.[a]	7,030	92,588
Lucara Diamond Corp.	32,073	53,187
Lundin Mining Corp.[b]	68,875	310,648
Major Drilling Group International Inc.	8,577	44,457
Nevsun Resources Ltd.	20,854	86,206
Sherritt International Corp.	30,970	59,298
Teck Resources Ltd. Class B	59,375	688,289

Security	Shares	Value

Thompson Creek Metals Co. Inc.[a,b]	20,995	$18,838
Turquoise Hill Resources Ltd.[b]	105,830	462,913

		3,225,989
CHILE — 0.04%
CAP SA	7,836	31,187

		31,187
CHINA — 2.08%
Aluminum Corp. of China Ltd. Class Ha,b	380,000	228,935
China Metal Recycling Holdings Ltd.[b]	132,000	—
China Rare Earth Holdings Ltd.[b]	148,000	30,358
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	285,000	29,781
Chongqing Iron & Steel Co. Ltd. Class Hb	190,000	57,356
CITIC Dameng Holdings Ltd.[b]	95,000	12,991
Fosun International Ltd.[a]	190,000	489,734
Honbridge Holdings Ltd.[a,b]	190,000	61,278
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	32,774	40,083
Jiangxi Copper Co. Ltd. Class H	145,000	287,697
MMG Ltd.[a]	160,000	63,368
North Mining Shares Co. Ltd.[a,b]	1,410,000	63,665
Shougang Concord International Enterprises Co. Ltd.[b]	588,000	50,823
Shougang Fushan Resources Group Ltd.	190,000	44,611
Tiangong International Co. Ltd.[a]	164,000	34,063
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	95,000	22,060

		1,516,803
FINLAND — 0.23%
Outokumpu OYJ[a,b]	30,214	164,102

		164,102
FRANCE — 1.88%
APERAM SAb	5,013	207,090
ArcelorMittal	105,325	1,119,858
Eramet[a,b]	570	45,638

		1,372,586
GERMANY — 1.93%
Aurubis AG	3,478	215,517
Salzgitter AG	4,281	154,978
ThyssenKrupp AG	39,254	1,038,032

		1,408,527
GREECE — 0.07%
Mytilineos Holdings SAb	8,031	52,124

		52,124
INDIA — 0.51%
Tata Steel Ltd. GDR[c]	71,250	373,350

		373,350
INDONESIA — 0.21%
Aneka Tambang Persero Tbk PTb	465,500	26,753
Hanson International Tbk PTb	1,425,000	84,052
Krakatau Steel Persero Tbk PTb	565,100	16,666
Timah Persero Tbk PT	386,067	25,691

		153,162

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2015

Security	Shares	Value

JAPAN — 10.46%
Asahi Holdings Inc.	4,900	$87,777
Dowa Holdings Co. Ltd.	26,000	233,821
Hitachi Metals Ltd.	24,000	399,758
JFE Holdings Inc.	50,800	1,243,033
Kobe Steel Ltd.	320,000	600,830
Maruichi Steel Tube Ltd.	7,700	204,142
Mitsubishi Materials Corp.	129,000	512,487
Mitsui Mining & Smelting Co. Ltd.	67,000	183,029
Neturen Co. Ltd.	11,100	80,771
Nippon Denko Co. Ltd.	25,900	61,152
Nippon Light Metal Holdings Co. Ltd.	70,400	124,240
Nippon Steel & Sumitomo Metal Corp.	783,400	2,158,382
Nippon Yakin Kogyo Co. Ltd.[b]	24,000	46,416
Nisshin Steel Co. Ltd.	9,500	123,482
OSAKA Titanium Technologies Co. Ltd.	5,500	144,265
Sumitomo Metal Mining Co. Ltd.	56,000	867,561
Toho Titanium Co. Ltd.[a,b]	6,200	69,747
Tokyo Steel Manufacturing Co. Ltd.	11,500	89,706
TOPY Industries Ltd.	44,000	117,716
UACJ Corp.	43,386	114,675
Yamato Kogyo Co. Ltd.	6,500	156,876

		7,619,866
MALAYSIA — 0.06%
Press Metal Bhd	57,000	40,581

		40,581
MEXICO — 1.95%
Grupo Mexico SAB de CV Series B	399,000	1,233,742
Grupo Simec SAB de CV Series Ba,b	9,500	27,625
Industrias CH SAB de CV Series Ba,b	24,900	103,438
Minera Frisco SAB de CV Series A1[a,b]	66,500	52,559

		1,417,364
NORWAY — 0.91%
Norsk Hydro ASA	141,257	661,024

		661,024
PERU — 0.70%
Southern Copper Corp.	17,003	510,430

		510,430
PHILIPPINES — 0.09%
Atlas Consolidated Mining & Development Corp.[b]	95,000	14,063
Nickel Asia Corp.	105,200	53,562

		67,625
POLAND — 0.65%
Jastrzebska Spolka Weglowa SAb	5,891	23,342
KGHM Polska Miedz SA	14,725	451,701

		475,043

Security	Shares	Value

RUSSIA — 2.07%
Alrosa AO	180,500	$224,023
Mechel ADR[b]	15,485	19,202
MMC Norilsk Nickel OJSC	5,795	1,005,581
Severstal PAO	21,850	256,563

		1,505,369
SINGAPORE — 0.05%
Midas Holdings Ltd.[a]	147,300	38,220

		38,220
SOUTH AFRICA — 1.15%
African Rainbow Minerals Ltd.	10,925	87,811
Anglo American Platinum Ltd.[b]	5,504	130,705
ArcelorMittal South Africa Ltd.[b]	21,090	26,848
Assore Ltd.[a]	3,515	32,242
Impala Platinum Holdings Ltd.[b]	55,198	278,082
Kumba Iron Ore Ltd.	6,555	83,501
Northam Platinum Ltd.[b]	40,830	162,243
Royal Bafokeng Platinum Ltd.[b]	8,360	34,546

		835,978
SOUTH KOREA — 3.97%
Dongkuk Steel Mill Co. Ltd.[a,b]	6,340	31,235
Hyundai BNG Steel Co. Ltd.	1,046	13,686
Hyundai Hysco Co. Ltd.	1,104	62,758
Hyundai Steel Co.	7,569	509,495
KISCO Corp.	386	12,312
KISWIRE Ltd.	661	35,846
Korea Zinc Co. Ltd.	891	403,593
Poongsan Corp.	1,915	53,998
Poongsan Holdings Corp.	370	15,241
POSCO	7,371	1,622,851
POSCO Chemtech Co. Ltd.	2,757	28,733
SeAH Besteel Corp.	1,500	57,185
SeAH Holdings Corp.	95	16,158
SeAH Steel Corp.	407	26,919

		2,890,010
SPAIN — 0.39%
Acerinox SA	15,162	231,058
Tubacex SA	11,115	35,644
Tubos Reunidos SA	11,307	20,826

		287,528
SWEDEN — 1.15%
Boliden AB	28,594	611,776
SSAB AB Class Aa,b	23,686	133,595
SSAB AB Class Bb	19,380	93,906

		839,277
SWITZERLAND — 0.08%
Schmolz + Bickenbach AG Registered[b]	62,510	60,300

		60,300

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2015

Security	Shares	Value

TAIWAN — 2.03%
China Metal Products	95,011	$88,842
China Steel Corp.	1,140,612	943,914
Chun Yuan Steel	41,040	15,109
Chung Hung Steel Corp.[b]	69,000	14,118
Feng Hsin Iron & Steel Co.	95,000	124,580
Gloria Material Technology Corp.	95,201	70,719
TA Chen Stainless Pipe	31,300	17,030
Ton Yi Industrial Corp.	70,000	47,438
Tung Ho Steel Enterprise Corp.	75,000	56,568
YC INOX Co. Ltd.	95,000	75,522
Yieh Phui Enterprise Co. Ltd.	95,000	28,166

		1,482,006
THAILAND — 0.06%
STP & I PCL NVDR	83,160	42,519

		42,519
TURKEY — 0.47%
Borusan Mannesmann Boru Sanayi ve Ticaret AS	4,524	11,404
Eregli Demir ve Celik Fabrikalari TAS	149,533	240,421
Izmir Demir Celik Sanayi ASb	10,146	8,804
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Ab	16,551	14,922
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	82,103	49,965
Koza Anadolu Metal Madencilik Isletmeleri ASb	18,532	16,082
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	2,579	3,294

		344,892
UNITED KINGDOM — 26.86%
African Minerals Ltd.[a,b]	69,505	1
Anglo American PLC	147,060	2,302,409
Antofagasta PLC	40,850	465,020
BHP Billiton PLC	222,585	4,685,524
Evraz PLC	41,803	107,549
Ferrexpo PLC	17,766	20,197
Gem Diamonds Ltd.	11,400	26,094
Glencore PLC	1,174,295	5,159,824
KAZ Minerals PLC[b]	28,121	107,965
Lonmin PLC[a,b]	47,885	103,028
Petra Diamonds Ltd.[b]	44,935	119,309
Rio Tinto PLC	134,425	5,858,398
Vedanta Ltd. ADR	42,380	528,055
Vedanta Resources PLC	9,500	85,095

		19,568,468
UNITED STATES — 12.92%
AK Steel Holding Corp.[a,b]	18,145	95,443
Alcoa Inc.	128,440	1,605,500
Allegheny Technologies Inc.	11,450	372,125
Carpenter Technology Corp.	5,832	238,179
Century Aluminum Co.[b]	5,795	64,788
Cliffs Natural Resources Inc.[a]	14,915	79,199
Commercial Metals Co.	12,445	199,991
Compass Minerals International Inc.	3,572	307,764
Freeport-McMoRan Inc.	109,666	2,154,937
Globe Specialty Metals Inc.	6,650	128,544
Haynes International Inc.	1,357	63,983
Horsehead Holding Corp.[b]	5,510	68,434

Security	Shares	Value

Kaiser Aluminum Corp.	2,034	$165,018
Materion Corp.	2,117	78,731
Nucor Corp.	33,935	1,605,125
Reliance Steel & Aluminum Co.	8,379	534,580
RTI International Metals Inc.[b]	3,058	107,856
Schnitzer Steel Industries Inc. Class A	2,850	51,044
Steel Dynamics Inc.	25,270	551,139
Stillwater Mining Co.[a,b]	12,315	178,444
SunCoke Energy Inc.	7,505	122,031
TimkenSteel Corp.	3,800	113,050
U.S. Steel Corp.	15,417	376,175
Worthington Industries Inc.	5,510	149,927

		9,412,007
TOTAL COMMON STOCKS
(Cost: $91,445,661)		70,730,175

PREFERRED STOCKS — 2.10%

BRAZIL — 2.10%
Bradespar SA	19,000	66,297
Cia. Ferro Ligas da Bahia-Ferbasa	12,200	30,762
Gerdau SA	92,400	250,926
Metalurgica Gerdau SA	28,500	69,630
Usinas Siderurgicas de Minas Gerais SA Class A	38,000	60,703
Vale SA	200,900	1,054,653

		1,532,971

TOTAL PREFERRED STOCKS
(Cost: $2,029,427)		1,532,971

SHORT-TERM INVESTMENTS — 3.62%

MONEY MARKET FUNDS — 3.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	2,089,962	2,089,962
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	117,042	117,042
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	431,600	431,600

		2,638,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,638,604)		2,638,604

TOTAL INVESTMENTS IN SECURITIES — 102.80%
(Cost: $96,113,692)		74,901,750
Other Assets, Less Liabilities — (2.80)%		(2,042,938)

NET ASSETS — 100.00%		$72,858,812

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2015

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

113

Schedule of Investments  (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.34%

AUSTRALIA — 0.14%
Alcyone Resources Ltd.[a]	26,593,384	$20,356

		20,356
CANADA — 59.52%
Alexco Resource Corp.[a]	306,208	161,905
Americas Silver Corp.[a,b]	1,272,832	239,628
Dalradian Resources Inc.[a]	275,424	242,713
Endeavour Silver Corp.[a,b]	120,384	242,070
Excellon Resources Inc.[a]	375,936	180,702
First Majestic Silver Corp.[a,b]	92,032	453,432
Fortuna Silver Mines Inc.[a,b]	106,368	406,469
GoGold Resources Inc.[a,b]	187,824	237,742
Great Panther Silver Ltd.[a]	322,048	175,440
MAG Silver Corp.[a]	51,408	382,600
Mandalay Resources Corp.[b]	371,264	282,556
Minco Silver Corp.[a]	333,312	173,565
Pan American Silver Corp.	64,128	605,190
Silver Standard Resources Inc.[a,b]	66,896	414,265
Silver Wheaton Corp.	164,224	3,124,630
Silvercorp Metals Inc.	202,528	230,394
Tahoe Resources Inc.	53,968	747,100
Wildcat Silver Corp.[a]	473,824	167,020

		8,467,421
CHINA — 2.63%
China Silver Group Ltd.	480,000	374,016

		374,016
HONG KONG — 6.16%
G-Resources Group Ltd.[a]	18,000,000	696,635
Loco Hong Kong Holdings Ltd.[a]	1,280,000	179,990

		876,625
MEXICO — 5.93%
Industrias Penoles SAB de CV	47,920	843,363

		843,363
PERU — 4.61%
Cia. de Minas Buenaventura SA ADR	58,608	656,410

		656,410
UNITED KINGDOM — 9.26%
Arian Silver Corp.[a,b]	315,200	146,699
Fresnillo PLC	76,624	888,041
Hochschild Mining PLC[a]	192,720	282,318

		1,317,058
UNITED STATES — 12.09%
Coeur Mining Inc.[a]	119,504	651,297

Security	Shares	Value

Golden Minerals Co.[a]	382,816	$176,095
Hecla Mining Co.	203,680	633,445
McEwen Mining Inc.[a]	258,784	258,784

		1,719,621

TOTAL COMMON STOCKS
(Cost: $16,921,832)		14,274,870

SHORT-TERM INVESTMENTS — 11.45%

MONEY MARKET FUNDS — 11.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	1,537,467	1,537,467
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	86,101	86,101
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,750	5,750

		1,629,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,629,318)		1,629,318

TOTAL INVESTMENTS IN SECURITIES — 111.79%
(Cost: $18,551,150)		15,904,188
Other Assets, Less Liabilities — (11.79)%		(1,677,057)

NET ASSETS — 100.00%		$14,227,131

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

114

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.83%

AIRLINES — 0.72%
Cathay Pacific Airways Ltd.	10,520,000	$26,952,958

		26,952,958
BANKS — 8.48%
Bank of East Asia Ltd. (The)	10,520,010	47,500,223
BOC Hong Kong Holdings Ltd.	32,580,500	134,078,726
Hang Seng Bank Ltd.	6,732,800	135,150,219

		316,729,168
DIVERSIFIED FINANCIAL SERVICES — 8.68%
First Pacific Co. Ltd./Hong Kong	21,040,999	19,923,877
Hong Kong Exchanges and Clearing Ltd.	7,913,500	304,634,351

		324,558,228
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.38%
HKT Trust & HKT Ltd.	23,144,500	29,230,884
PCCW Ltd.	35,768,169	22,379,475

		51,610,359
ELECTRIC UTILITIES — 7.69%
Cheung Kong Infrastructure Holdings Ltd.	4,660,000	38,474,886
CLP Holdings Ltd.	15,780,200	138,023,693
Power Assets Holdings Ltd.	11,572,000	110,919,700

		287,418,279
FOOD PRODUCTS — 1.06%
WH Group Ltd.[a,b]	51,548,000	39,501,147

		39,501,147
GAS UTILITIES — 3.53%
Hong Kong & China Gas Co. Ltd.	54,641,788	131,818,983

		131,818,983
HOTELS, RESTAURANTS & LEISURE — 7.05%
Galaxy Entertainment Group Ltd.[c]	21,040,000	100,700,376
MGM China Holdings Ltd.[c]	8,416,288	15,309,153
Sands China Ltd.	21,040,000	81,293,161
Shangri-La Asia Ltd.	12,624,000	19,314,929
SJM Holdings Ltd.[c]	16,832,000	21,562,366
Wynn Macau Ltd.[c]	13,465,600	25,397,123

		263,577,108
HOUSEHOLD DURABLES — 1.07%
Techtronic Industries Co. Ltd.	11,572,147	39,934,585

		39,934,585

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 11.86%
CK Hutchison Holdings Ltd.	10,607,000	$165,572,950
Hutchison Whampoa Ltd.	17,330,800	257,115,287
NWS Holdings Ltd.	12,624,000	20,389,790

		443,078,027
INSURANCE — 18.10%
AIA Group Ltd.	102,675,200	676,196,239

		676,196,239
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.10%
Link REIT (The)	19,956,500	115,853,281

		115,853,281
REAL ESTATE MANAGEMENT & DEVELOPMENT — 22.10%
Cheung Kong Property Holdings Ltd.	10,452,000	63,508,485
Hang Lung Properties Ltd.	18,936,000	59,850,224
Henderson Land Development Co. Ltd.	8,416,601	67,916,532
Hysan Development Co. Ltd.[c]	6,312,000	28,825,822
Kerry Properties Ltd.	6,312,000	26,342,241
New World Development Co. Ltd.	46,288,066	61,744,890
Sino Land Co. Ltd.	25,248,000	43,255,019
Sun Hung Kai Properties Ltd.	13,953,000	236,523,560
Swire Pacific Ltd. Class A	5,260,000	70,775,264
Swire Properties Ltd.	10,099,200	34,395,557
Wharf Holdings Ltd. (The)	12,624,150	87,129,932
Wheelock & Co. Ltd.	8,416,357	45,384,952

		825,652,478
ROAD & RAIL — 1.62%
MTR Corp. Ltd.[c]	12,624,083	60,502,052

		60,502,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.64%
ASM Pacific Technology Ltd.	2,314,400	24,050,018

		24,050,018
TEXTILES, APPAREL & LUXURY GOODS — 1.75%
Li & Fung Ltd.[c]	50,496,000	43,776,164
Yue Yuen Industrial Holdings Ltd.	6,312,000	21,700,795

		65,476,959

TOTAL COMMON STOCKS
(Cost: $3,374,141,574)		3,692,909,869

SHORT-TERM INVESTMENTS — 2.55%

MONEY MARKET FUNDS — 2.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	78,760,436	78,760,436

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	4,410,718	$4,410,718
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	12,196,980	12,196,980

		95,368,134

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,368,134)		95,368,134

TOTAL INVESTMENTS IN SECURITIES — 101.38%
(Cost: $3,469,509,708)		3,788,278,003
Other Assets, Less Liabilities — (1.38)%		(51,586,630)

NET ASSETS — 100.00%		$3,736,691,373

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	181	Jun. 2015	Hong Kong Futures	$31,714,199	$(1,035,651)

See accompanying notes to schedules of investments.

116

Schedule of Investments  (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.51%

AEROSPACE & DEFENSE — 2.80%
Elbit Systems Ltd.	49,250	$3,612,180

		3,612,180
BANKS — 24.30%
Bank Hapoalim BM	2,202,550	11,555,070
Bank Leumi le-Israel BMa	2,910,550	11,380,589
First International Bank of Israel Ltd.	95,450	1,281,728
Israel Discount Bank Ltd. Class Aa	2,176,351	3,875,242
Mizrahi Tefahot Bank Ltd.[a]	288,450	3,281,492

		31,374,121
CHEMICALS — 10.01%
Frutarom Industries Ltd.	79,100	3,107,211
Israel Chemicals Ltd.	1,055,850	7,552,993
Israel Corp. Ltd. (The)	6,350	2,264,663

		12,924,867
COMMUNICATIONS EQUIPMENT — 0.65%
Ituran Location and Control Ltd.	35,300	841,482

		841,482
CONSTRUCTION & ENGINEERING — 1.18%
Electra Ltd./Israel	3,900	503,545
Shikun & Binui Ltd.[b]	438,500	1,013,906

		1,517,451
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.07%
B Communications Ltd.[a]	22,950	357,644
Bezeq The Israeli Telecommunication Corp. Ltd.	3,695,800	6,189,196

		6,546,840
FOOD & STAPLES RETAILING — 0.68%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.[b]	13,000	520,746
Shufersal Ltd.[a,b]	157,350	361,102

		881,848
FOOD PRODUCTS — 2.29%
Osem Investments Ltd.	71,900	1,454,185
Strauss Group Ltd.[a,b]	88,550	1,502,131

		2,956,316
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.64%
Kenon Holdings Ltd.[a,b]	40,700	825,686

		825,686
INSURANCE — 3.11%
Clal Insurance Enterprises Holdings Ltd.[a]	41,700	671,390

Security	Shares	Value

Harel Insurance Investments & Financial Services Ltd.	225,200	$982,989
IDI Insurance Co. Ltd.	11,550	524,749
Menorah Mivtachim Holdings Ltd.	54,150	495,396
Migdal Insurance & Financial Holding Ltd.[b]	782,200	916,740
Phoenix Holdings Ltd. (The)	150,251	427,130

		4,018,394
IT SERVICES — 0.35%
Matrix IT Ltd.	81,600	457,194

		457,194
MACHINERY — 0.19%
Plasson Industries Ltd.[a]	7,150	249,639

		249,639
OIL, GAS & CONSUMABLE FUELS — 4.55%
Delek Group Ltd.	9,850	2,845,960
Naphtha Israel Petroleum Corp. Ltd.[a]	77,451	525,017
Oil Refineries Ltd.[a]	2,383,150	893,039
Paz Oil Co. Ltd.	10,800	1,604,879

		5,868,895
PHARMACEUTICALS — 23.98%
Teva Pharmaceutical Industries Ltd.	510,350	30,968,272

		30,968,272
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.79%
REIT 1 Ltd.	343,250	1,016,590

		1,016,590
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.06%
Africa Israel Properties Ltd.	29,951	457,140
Airport City Ltd.[a]	70,550	769,779
Alony Hetz Properties & Investments Ltd.	191,300	1,547,427
Amot Investments Ltd.	226,250	763,629
Azrieli Group	75,250	3,216,568
Bayside Land Corp.	1,500	492,318
Gazit-Globe Ltd.	187,750	2,338,717
Jerusalem Oil Exploration[a]	18,150	717,677
Melisron Ltd.[b]	32,251	1,212,697
Nitsba Holdings 1995 Ltd.[a]	54,350	896,130
Norstar Holdings Inc.	22,350	576,504

		12,988,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.98%
EZchip Semiconductor Ltd.[a]	62,900	1,064,250
Tower Semiconductor Ltd.[a]	95,250	1,492,955

		2,557,205
SOFTWARE — 4.87%
NICE-Systems Ltd.	100,100	6,286,242

		6,286,242

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2015

Security	Shares	Value

SPECIALTY RETAIL — 0.78%
Delek Automotive Systems Ltd.	82,900	$1,006,939

		1,006,939
TEXTILES, APPAREL & LUXURY GOODS — 0.50%
Delta-Galil Industries Ltd.	20,200	647,327

		647,327
WIRELESS TELECOMMUNICATION SERVICES — 0.73%
Cellcom Israel Ltd.[a]	125,050	514,814
Partner Communications Co. Ltd.[a]	178,250	426,110

		940,924

TOTAL COMMON STOCKS
(Cost: $140,695,985)		128,486,998

SHORT-TERM INVESTMENTS — 2.44%

MONEY MARKET FUNDS — 2.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	2,934,108	2,934,108
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	164,315	164,315
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	55,046	55,046

		3,153,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,153,469)		3,153,469

TOTAL INVESTMENTS IN SECURITIES — 101.95%
(Cost: $143,849,454)		131,640,467
Other Assets, Less Liabilities — (1.95)%		(2,512,962)

NET ASSETS — 100.00%		$129,127,505

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

118

Schedule of Investments  (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.32%

AEROSPACE & DEFENSE — 2.80%
Finmeccanica SpA[a]	2,214,450	$29,327,987

		29,327,987
AUTO COMPONENTS — 2.51%
Pirelli & C. SpA	1,555,666	26,350,830

		26,350,830
AUTOMOBILES — 4.48%
Fiat Chrysler Automobiles NVa	2,940,660	46,909,117

		46,909,117
BANKS — 25.19%
Banca Monte dei Paschi di Siena SpA[a,b]	1,338,547	2,707,568
Banco Popolare SCa	1,720,128	28,948,002
Intesa Sanpaolo SpA	32,355,900	116,423,731
Intesa Sanpaolo SpA RSP	2,979,861	9,474,220
UniCredit SpA[b]	10,381,500	72,501,834
Unione di Banche Italiane SpA	4,171,050	33,999,757

		264,055,112
CAPITAL MARKETS — 3.06%
Mediobanca SpA	3,121,518	32,066,745

		32,066,745
DIVERSIFIED FINANCIAL SERVICES — 2.71%
EXOR SpA	571,050	28,373,538

		28,373,538
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.58%
Telecom Italia SpA[a,b]	28,040,850	34,308,744
Telecom Italia SpA RSP	13,925,250	13,740,260

		48,049,004
ELECTRIC UTILITIES — 10.50%
Enel SpA	15,203,700	73,641,810
Terna Rete Elettrica Nazionale SpA	7,645,672	36,379,342

		110,021,152
ELECTRICAL EQUIPMENT — 2.58%
Prysmian SpA	1,200,350	27,043,891

		27,043,891
ENERGY EQUIPMENT & SERVICES — 3.18%
Saipem SpA[a]	186,004	2,357,380
Tenaris SA	2,140,650	30,932,180

		33,289,560

Security	Shares	Value

GAS UTILITIES — 4.13%
Snam SpA	8,766,485	$43,288,579

		43,288,579
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.69%
Enel Green Power SpA	3,828,971	7,232,972

		7,232,972
INSURANCE — 6.57%
Assicurazioni Generali SpA	2,608,137	50,354,607
UnipolSai SpA	6,829,200	18,523,326

		68,877,933
MACHINERY — 3.71%
CNH Industrial NV	4,374,900	38,875,018

		38,875,018
OIL, GAS & CONSUMABLE FUELS — 11.69%
Eni SpA	6,817,950	122,513,011

		122,513,011
TEXTILES, APPAREL & LUXURY GOODS — 4.65%
Luxottica Group SpA	724,950	48,721,200

		48,721,200
TRANSPORTATION INFRASTRUCTURE — 4.29%
Atlantia SpA	1,751,258	44,966,229

		44,966,229

TOTAL COMMON STOCKS
(Cost: $1,108,218,247)		1,019,961,878

RIGHTS — 0.85%

BANKS — 0.85%
Banca Monte dei Paschi di Siena SpA[a,b]	1,338,547	8,863,802

		8,863,802

TOTAL RIGHTS
(Cost: $30,936,094)		8,863,802

SHORT-TERM INVESTMENTS — 4.55%

MONEY MARKET FUNDS — 4.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	44,970,254	44,970,254
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	2,518,410	2,518,410

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	236,440	$236,440

		47,725,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,725,104)		47,725,104

TOTAL INVESTMENTS IN SECURITIES — 102.72%
(Cost: $1,186,879,445)		1,076,550,784
Other Assets, Less Liabilities — (2.72)%		(28,528,793)

NET ASSETS — 100.00%		$1,048,021,991

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

120

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.16%

AIR FREIGHT & LOGISTICS — 0.26%
Yamato Holdings Co. Ltd.	2,444,000	$50,112,881

		50,112,881
AIRLINES — 0.24%
ANA Holdings Inc.	7,332,000	20,224,373
Japan Airlines Co. Ltd.	733,200	25,258,310

		45,482,683
AUTO COMPONENTS — 3.55%
Aisin Seiki Co. Ltd.	1,222,200	56,532,721
Bridgestone Corp.	4,154,800	173,296,626
Denso Corp.	3,177,200	166,700,908
Koito Manufacturing Co. Ltd.	733,200	28,891,962
NGK Spark Plug Co. Ltd.	977,600	29,738,829
NHK Spring Co. Ltd.	977,600	11,509,518
NOK Corp.	733,200	24,342,512
Stanley Electric Co. Ltd.	798,000	19,098,755
Sumitomo Electric Industries Ltd.	4,888,000	78,266,296
Sumitomo Rubber Industries Ltd.	1,222,000	21,575,422
Toyoda Gosei Co. Ltd.	488,800	12,171,256
Toyota Industries Corp.	977,600	59,083,766
Yokohama Rubber Co. Ltd. (The)	154,000	1,741,101

		682,949,672
AUTOMOBILES — 11.25%
Daihatsu Motor Co. Ltd.[a]	977,600	14,306,149
Fuji Heavy Industries Ltd.	3,666,000	138,787,767
Honda Motor Co. Ltd.	10,264,800	352,458,301
Isuzu Motors Ltd.	3,666,000	49,970,096
Mazda Motor Corp.	3,421,600	73,756,235
Mitsubishi Motors Corp.	4,154,800	38,737,287
Nissan Motor Co. Ltd.	15,886,000	166,483,283
Suzuki Motor Corp.	2,444,000	85,366,195
Toyota Motor Corp.	17,352,400	1,203,110,920
Yamaha Motor Co. Ltd.	1,710,800	42,944,051

		2,165,920,284
BANKS — 9.69%
Aozora Bank Ltd.	7,332,000	28,301,124
Bank of Kyoto Ltd. (The)	2,444,000	28,005,705
Bank of Yokohama Ltd. (The)	7,398,000	46,118,641
Chiba Bank Ltd. (The)	4,888,000	38,640,783
Chugoku Bank Ltd. (The)	488,800	7,539,089
Fukuoka Financial Group Inc.	4,894,000	26,383,706
Gunma Bank Ltd. (The)	2,444,000	17,173,681
Hachijuni Bank Ltd. (The)	2,444,000	18,591,692
Hiroshima Bank Ltd. (The)	2,444,000	14,436,134
Hokuhoku Financial Group Inc.	7,332,000	17,370,627
Iyo Bank Ltd. (The)	2,199,600	26,959,923
Joyo Bank Ltd. (The)	4,888,000	26,508,917
Mitsubishi UFJ Financial Group Inc.	79,918,880	593,265,420
Mizuho Financial Group Inc.	143,707,280	317,998,462

Security	Shares	Value

Resona Holdings Inc.	13,686,400	$78,614,496
Seven Bank Ltd.	3,910,400	18,528,669
Shinsei Bank Ltd.	9,776,000	19,852,146
Shizuoka Bank Ltd. (The)	3,200,000	35,121,480
Sumitomo Mitsui Financial Group Inc.	8,065,200	368,505,451
Sumitomo Mitsui Trust Holdings Inc.	21,996,320	101,016,985
Suruga Bank Ltd.	1,710,800	36,519,676
Yamaguchi Financial Group Inc.	138,000	1,757,041

		1,867,209,848
BEVERAGES — 0.91%
Asahi Group Holdings Ltd.	2,199,600	70,572,605
Kirin Holdings Co. Ltd.	5,132,400	74,011,280
Suntory Beverage & Food Ltd.	733,200	30,605,391

		175,189,276
BUILDING PRODUCTS — 1.22%
Asahi Glass Co. Ltd.	7,332,000	47,976,019
Daikin Industries Ltd.	1,466,400	112,743,643
LIXIL Group Corp.	1,710,800	32,756,040
TOTO Ltd.	2,444,000	40,531,464

		234,007,166
CAPITAL MARKETS — 1.30%
Daiwa Securities Group Inc.	9,776,000	77,777,870
Nomura Holdings Inc.	22,729,200	150,850,309
SBI Holdings Inc./Japan	1,466,410	21,081,232

		249,709,411
CHEMICALS — 3.69%
Air Water Inc.	143,000	2,574,334
Asahi Kasei Corp.	7,332,000	65,258,020
Daicel Corp.	2,444,000	31,885,539
Hitachi Chemical Co. Ltd.	733,200	14,552,332
JSR Corp.	1,222,000	22,313,969
Kaneka Corp.	2,444,000	17,902,381
Kansai Paint Co. Ltd.	398,000	6,889,109
Kuraray Co. Ltd.	2,199,600	28,945,137
Mitsubishi Chemical Holdings Corp.	8,554,000	53,993,700
Mitsubishi Gas Chemical Co. Inc.	2,444,000	14,219,493
Mitsui Chemicals Inc.	4,888,000	15,992,006
Nippon Paint Holdings Co. Ltd.	906,800	28,206,197
Nitto Denko Corp.	977,600	76,084,136
Shin-Etsu Chemical Co. Ltd.	2,688,400	164,603,435
Sumitomo Chemical Co. Ltd.	9,776,000	57,114,308
Taiyo Nippon Sanso Corp.[a]	822,200	10,143,746
Teijin Ltd.	4,888,000	18,237,189
Toray Industries Inc.	9,776,000	81,574,987

		710,490,018
COMMERCIAL SERVICES & SUPPLIES — 0.84%
Dai Nippon Printing Co. Ltd.	2,444,000	25,878,690
Park24 Co. Ltd.	733,200	12,957,070
Secom Co. Ltd.	1,222,000	81,840,864
Toppan Printing Co. Ltd.	4,888,000	41,476,804

		162,153,428

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2015

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.78%
Chiyoda Corp.	235,000	$2,084,975
JGC Corp.	860,000	17,287,320
Kajima Corp.	4,888,000	21,545,880
Obayashi Corp.	4,888,000	32,102,180
Shimizu Corp.	4,888,000	37,498,497
Taisei Corp.	7,332,000	40,117,878

		150,636,730
CONSTRUCTION MATERIALS — 0.11%
Taiheiyo Cement Corp.	7,332,000	21,506,491

		21,506,491
CONSUMER FINANCE — 0.24%
Acom Co. Ltd.[a,b]	2,688,400	8,665,619
AEON Financial Service Co. Ltd.	733,270	17,845,001
Credit Saison Co. Ltd.	977,600	19,300,697

		45,811,317
CONTAINERS & PACKAGING — 0.08%
Toyo Seikan Group Holdings Ltd.	977,600	14,841,842

		14,841,842
DIVERSIFIED CONSUMER SERVICES — 0.07%
Benesse Holdings Inc.	488,800	12,821,177

		12,821,177
DIVERSIFIED FINANCIAL SERVICES — 1.06%
Japan Exchange Group Inc.	1,710,800	52,180,813
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,910,400	20,639,929
ORIX Corp.	8,309,600	132,215,683

		205,036,425
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.89%
Nippon Telegraph & Telephone Corp.	2,444,500	170,767,319

		170,767,319
ELECTRIC UTILITIES — 1.55%
Chubu Electric Power Co. Inc.	4,154,800	62,876,944
Chugoku Electric Power Co. Inc. (The)	1,955,200	29,683,684
Hokuriku Electric Power Co.	977,600	14,865,476
Kansai Electric Power Co. Inc. (The)[b]	4,643,600	51,657,922
Kyushu Electric Power Co. Inc.[b]	2,688,400	31,477,862
Shikoku Electric Power Co. Inc.	977,600	14,503,095
Tohoku Electric Power Co. Inc.	2,932,800	41,193,202
Tokyo Electric Power Co. Inc.[b]	9,287,200	53,061,161

		299,319,346
ELECTRICAL EQUIPMENT — 1.55%
Fuji Electric Co. Ltd.	2,444,000	11,678,891
Mabuchi Motor Co. Ltd.	488,800	29,738,829
Mitsubishi Electric Corp.	12,220,000	167,896,370
Nidec Corp.	1,222,000	89,462,670

		298,776,760

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.98%
Citizen Holdings Co. Ltd.	1,710,800	$12,490,308
Hamamatsu Photonics KK	977,600	30,211,499
Hirose Electric Co. Ltd.	255,560	36,533,578
Hitachi High-Technologies Corp.	488,800	13,845,296
Hitachi Ltd.	31,772,000	217,625,207
IBIDEN Co. Ltd.	733,200	13,742,884
Japan Display Inc.[a,b]	2,444,000	10,300,270
Keyence Corp.	269,426	145,682,619
Kyocera Corp.	1,955,200	106,744,671
Murata Manufacturing Co. Ltd.	1,222,000	199,260,003
Nippon Electric Glass Co. Ltd.	2,444,500	13,040,485
Omron Corp.	1,222,000	57,015,835
Shimadzu Corp.	430,000	5,724,324
TDK Corp.	733,200	58,847,431
Yaskawa Electric Corp.	1,710,800	24,125,871
Yokogawa Electric Corp.	1,222,000	14,505,065

		959,695,346
FOOD & STAPLES RETAILING — 1.58%
Aeon Co. Ltd.	4,154,800	55,611,611
FamilyMart Co. Ltd.	488,800	20,561,151
Lawson Inc.	488,800	34,189,806
Seven & I Holdings Co. Ltd.	4,643,680	192,976,814

		303,339,382
FOOD PRODUCTS — 1.32%
Ajinomoto Co. Inc.	3,326,000	68,841,057
Calbee Inc.	488,800	18,808,332
Kikkoman Corp.	736,000	20,639,671
MEIJI Holdings Co. Ltd.	488,828	55,778,271
NH Foods Ltd.	467,000	10,145,711
Nisshin Seifun Group Inc.	1,322,875	16,544,599
Nissin Foods Holdings Co. Ltd.	488,800	20,876,264
Toyo Suisan Kaisha Ltd.	396,800	13,797,430
Yakult Honsha Co. Ltd.	488,800	27,257,311
Yamazaki Baking Co. Ltd.	82,000	1,367,823

		254,056,469
GAS UTILITIES — 0.76%
Osaka Gas Co. Ltd.	12,220,000	49,059,221
Toho Gas Co. Ltd.	2,444,000	15,283,001
Tokyo Gas Co. Ltd.	14,664,000	81,311,079

		145,653,301
HEALTH CARE EQUIPMENT & SUPPLIES — 1.30%
Hoya Corp.	2,688,400	99,557,131
Olympus Corp.	1,466,700	50,172,380
Sysmex Corp.	977,600	56,799,194
Terumo Corp.	1,956,200	44,548,300

		251,077,005
HEALTH CARE PROVIDERS & SERVICES — 0.37%
Alfresa Holdings Corp.	977,600	15,007,277

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2015

Security	Shares	Value

Medipal Holdings Corp.	977,600	$15,188,467
Miraca Holdings Inc.	488,800	23,633,506
Suzuken Co. Ltd./Aichi Japan	533,440	17,430,994

		71,260,244
HEALTH CARE TECHNOLOGY — 0.12%
M3 Inc.	1,222,000	23,298,699

		23,298,699
HOTELS, RESTAURANTS & LEISURE — 0.46%
McDonald’s Holdings Co. Japan Ltd.[a]	488,800	10,245,125
Oriental Land Co. Ltd./Japan	1,222,000	78,876,828

		89,121,953
HOUSEHOLD DURABLES — 3.26%
Casio Computer Co. Ltd.[a]	1,466,400	27,757,553
Iida Group Holdings Co. Ltd.	977,680	16,001,193
Nikon Corp.	2,199,600	27,349,876
Panasonic Corp.	13,930,815	205,546,736
Rinnai Corp.	244,400	18,847,722
Sekisui Chemical Co. Ltd.	2,451,000	33,142,173
Sekisui House Ltd.	3,421,600	57,226,567
Sharp Corp./Japan[a,b]	9,776,000	13,707,434
Sony Corp.[b]	7,332,000	228,181,506

		627,760,760
HOUSEHOLD PRODUCTS — 0.25%
Unicharm Corp.	2,199,600	48,708,657

		48,708,657
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
Electric Power Development Co. Ltd.	733,200	25,524,187

		25,524,187
INDUSTRIAL CONGLOMERATES — 0.60%
Keihan Electric Railway Co. Ltd.	2,444,000	14,022,547
Seibu Holdings Inc.	733,200	16,549,363
Toshiba Corp.	24,440,000	85,809,324

		116,381,234
INSURANCE — 2.88%
Dai-ichi Life Insurance Co. Ltd. (The)	6,843,200	120,381,205
MS&AD Insurance Group Holdings Inc.	3,205,840	99,847,468
Sompo Japan Nipponkoa Holdings Inc.	2,082,450	76,018,361
Sony Financial Holdings Inc.	1,222,000	21,427,712
T&D Holdings Inc.	3,666,000	54,977,445
Tokio Marine Holdings Inc.	4,399,200	182,356,137

		555,008,328
INTERNET & CATALOG RETAIL — 0.44%
Rakuten Inc.	5,132,400	84,495,694

		84,495,694

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.34%
Kakaku.com Inc.	977,600	$15,243,612
Mixi Inc.[a]	244,400	10,477,521
Yahoo Japan Corp.	9,042,800	40,515,708

		66,236,841
IT SERVICES — 0.78%
Fujitsu Ltd.	12,220,000	68,635,642
ITOCHU Techno-Solutions Corp.	488,800	11,572,540
Nomura Research Institute Ltd.	733,200	28,212,499
NTT Data Corp.	733,200	32,673,323
Otsuka Corp.	176,900	8,610,145

		149,704,149
LEISURE PRODUCTS — 0.73%
Bandai Namco Holdings Inc.	1,222,098	25,152,007
Sankyo Co. Ltd.	244,400	9,059,511
Sega Sammy Holdings Inc.	1,222,000	17,685,740
Shimano Inc.	488,800	69,600,677
Yamaha Corp.	977,600	19,930,924

		141,428,859
MACHINERY — 5.96%
Amada Holdings Co. Ltd.	2,444,000	25,051,517
FANUC Corp.	1,222,000	271,194,488
Hino Motors Ltd.	1,955,200	26,642,840
Hitachi Construction Machinery Co. Ltd.	733,200	13,417,923
IHI Corp.	7,332,000	35,450,260
JTEKT Corp.	1,466,400	26,930,381
Kawasaki Heavy Industries Ltd.	9,776,000	49,472,807
Komatsu Ltd.	6,110,000	129,171,884
Kubota Corp.	7,332,000	122,539,732
Kurita Water Industries Ltd.	733,200	17,642,413
Makita Corp.	733,200	40,058,794
Minebea Co. Ltd.	2,444,000	45,297,554
Mitsubishi Heavy Industries Ltd.	19,552,000	124,312,245
Nabtesco Corp.	733,200	18,965,889
NGK Insulators Ltd.	1,310,000	32,619,364
NSK Ltd.	2,688,400	44,432,962
SMC Corp./Japan	297,700	90,321,165
Sumitomo Heavy Industries Ltd.	2,444,000	16,129,868
THK Co. Ltd.	733,800	17,733,722

		1,147,385,808
MARINE — 0.28%
Mitsui OSK Lines Ltd.	7,332,000	25,228,768
Nippon Yusen KK	9,776,000	29,620,662

		54,849,430
MEDIA — 0.51%
Dentsu Inc.	1,222,000	61,841,009
Hakuhodo DY Holdings Inc.	1,710,800	18,542,455
Toho Co. Ltd./Tokyo	733,200	18,522,761

		98,906,225

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2015

Security	Shares	Value

METALS & MINING — 1.76%
Hitachi Metals Ltd.	471,000	$7,845,255
JFE Holdings Inc.	3,177,250	77,744,628
Kobe Steel Ltd.	21,996,000	41,299,553
Maruichi Steel Tube Ltd.	244,400	6,479,520
Mitsubishi Materials Corp.	7,332,000	29,128,297
Nippon Steel & Sumitomo Metal Corp.	48,880,705	134,673,541
Sumitomo Metal Mining Co. Ltd.	2,732,000	42,324,590

		339,495,384
MULTILINE RETAIL — 0.62%
Don Quijote Holdings Co. Ltd.	244,400	18,906,805
Isetan Mitsukoshi Holdings Ltd.	2,199,660	37,011,081
J Front Retailing Co. Ltd.	1,222,000	21,555,728
Marui Group Co. Ltd.	1,466,400	18,552,303
Takashimaya Co. Ltd.	2,444,000	23,554,728

		119,580,645
OIL, GAS & CONSUMABLE FUELS — 0.97%
Idemitsu Kosan Co. Ltd.	733,200	14,516,882
INPEX Corp.	6,110,000	75,331,802
JX Holdings Inc.	13,930,895	61,686,827
Showa Shell Sekiyu KK	1,222,000	11,442,556
TonenGeneral Sekiyu KK	2,444,000	23,101,753

		186,079,820
PAPER & FOREST PRODUCTS — 0.11%
Oji Holdings Corp.	4,888,000	21,782,215

		21,782,215
PERSONAL PRODUCTS — 1.01%
Kao Corp.	3,177,200	144,835,976
Shiseido Co. Ltd.	2,444,000	49,147,846

		193,983,822
PHARMACEUTICALS — 5.12%
Astellas Pharma Inc.	13,686,450	199,845,662
Chugai Pharmaceutical Co. Ltd.	1,466,400	43,958,322
Daiichi Sankyo Co. Ltd.	3,910,469	73,942,669
Eisai Co. Ltd.	1,710,800	107,532,455
Hisamitsu Pharmaceutical Co. Inc.	244,400	9,926,073
Kyowa Hakko Kirin Co. Ltd.	2,444,000	30,900,810
Mitsubishi Tanabe Pharma Corp.	1,222,000	19,438,559
Ono Pharmaceutical Co. Ltd.	488,800	53,569,281
Otsuka Holdings Co. Ltd.	2,444,000	76,651,340
Santen Pharmaceutical Co. Ltd.	2,444,000	34,012,555
Shionogi & Co. Ltd.	1,955,200	69,403,731
Sumitomo Dainippon Pharma Co. Ltd.	977,600	11,123,504
Taisho Pharmaceutical Holdings Co. Ltd.	244,400	16,957,041
Takeda Pharmaceutical Co. Ltd.	4,888,000	237,910,633

		985,172,635
PROFESSIONAL SERVICES — 0.12%
Recruit Holdings Co. Ltd.	733,200	22,983,585

		22,983,585

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.84%
Japan Prime Realty Investment Corp.	4,888	$16,129,868
Japan Real Estate Investment Corp.	7,332	33,795,915
Japan Retail Fund Investment Corp.	14,674	29,491,080
Nippon Building Fund Inc.	9,776	45,770,225
Nippon Prologis REIT Inc.	7,356	14,196,881
United Urban Investment Corp.	14,664	21,990,978

		161,374,947
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.48%
Aeon Mall Co. Ltd.	733,200	13,506,549
Daito Trust Construction Co. Ltd.	488,800	54,534,316
Daiwa House Industry Co. Ltd.	3,666,000	88,241,605
Hulic Co. Ltd.	1,955,200	20,246,037
Mitsubishi Estate Co. Ltd.	7,638,000	171,046,392
Mitsui Fudosan Co. Ltd.	5,594,000	163,476,699
Nomura Real Estate Holdings Inc.	733,200	15,089,994
NTT Urban Development Corp.	733,200	7,645,439
Sumitomo Realty & Development Co. Ltd.	2,444,000	94,337,081
Tokyo Tatemono Co. Ltd.	2,444,000	18,985,584
Tokyu Fudosan Holdings Corp.	3,177,200	23,938,773

		671,048,469
ROAD & RAIL — 3.75%
Central Japan Railway Co.	977,600	170,358,193
East Japan Railway Co.	2,199,600	201,446,102
Hankyu Hanshin Holdings Inc.	7,332,000	44,135,573
Keikyu Corp.	2,448,000	18,878,569
Keio Corp.	4,888,000	36,159,265
Keisei Electric Railway Co. Ltd.	656,000	7,596,374
Kintetsu Group Holdings Co. Ltd.	10,043,000	33,666,852
Nagoya Railroad Co. Ltd.	4,888,000	18,552,303
Nippon Express Co. Ltd.	4,888,000	27,060,365
Odakyu Electric Railway Co. Ltd.	2,684,000	25,500,109
Tobu Railway Co. Ltd.	7,332,000	32,377,904
Tokyu Corp.	7,332,000	48,212,353
West Japan Railway Co.	977,600	58,217,205

		722,161,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.67%
Advantest Corp.	1,222,000	14,623,232
Rohm Co. Ltd.	733,200	52,052,798
Tokyo Electron Ltd.	977,652	62,608,489

		129,284,519
SOFTWARE — 1.04%
COLOPL Inc.[a]	244,400	5,063,479
GungHo Online Entertainment Inc.[a]	2,688,400	9,900,470
Konami Corp.	733,200	13,736,975
Nexon Co. Ltd.	733,200	9,884,714
Nintendo Co. Ltd.	733,200	124,784,915
Oracle Corp. Japan	244,400	10,575,994
Trend Micro Inc./Japan	733,200	25,819,606

		199,766,153
SPECIALTY RETAIL — 1.37%
ABC-Mart Inc.	244,400	14,180,104

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2015

Security	Shares	Value

Fast Retailing Co. Ltd.	316,300	$130,756,195
Nitori Holdings Co. Ltd.	488,800	37,695,443
Sanrio Co. Ltd.[a]	245,200	6,886,031
Shimamura Co. Ltd.	244,400	26,371,054
USS Co. Ltd.	1,466,400	27,556,669
Yamada Denki Co. Ltd.[a]	4,643,600	19,570,513

		263,016,009
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.85%
Brother Industries Ltd.	1,466,400	23,042,669
Canon Inc.	6,843,250	236,683,420
FUJIFILM Holdings Corp.	2,932,800	112,353,690
Konica Minolta Inc.	3,421,600	43,233,561
NEC Corp.	17,087,000	56,178,702
Ricoh Co. Ltd.	4,399,200	46,085,338
Seiko Epson Corp.	1,710,800	31,694,502

		549,271,882
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
ASICS Corp.	977,600	26,075,636

		26,075,636
TOBACCO — 1.30%
Japan Tobacco Inc.	6,843,200	250,357,613

		250,357,613
TRADING COMPANIES & DISTRIBUTORS — 3.42%
ITOCHU Corp.	9,776,000	132,347,637
Marubeni Corp.	10,020,400	58,784,409
Mitsubishi Corp.	8,798,400	197,599,748
Mitsui & Co. Ltd.	10,753,600	151,258,381
Sumitomo Corp.	7,087,600	84,614,847
Toyota Tsusho Corp.	1,222,000	34,317,821

		658,922,843
TRANSPORTATION INFRASTRUCTURE — 0.21%
Japan Airport Terminal Co. Ltd.	244,400	14,278,577
Kamigumi Co. Ltd.	2,444,000	22,766,944
Mitsubishi Logistics Corp.	242,000	3,441,960

		40,487,481
WIRELESS TELECOMMUNICATION SERVICES — 4.05%
KDDI Corp.	10,998,000	249,126,701
NTT DOCOMO Inc.	9,531,600	171,744,692
SoftBank Corp.	5,998,700	359,984,842

		780,856,235
TOTAL COMMON STOCKS
(Cost: $18,544,389,144)		19,098,335,705

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	94,121,985	$94,121,985
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	5,270,990	5,270,990
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	18,514,784	18,514,784

		117,907,759

TOTAL SHORT-TERM INVESTMENTS
(Cost: $117,907,759)		117,907,759

TOTAL INVESTMENTS IN SECURITIES — 99.77%
(Cost: $18,662,296,903)		19,216,243,464
Other Assets, Less Liabilities — 0.23%		44,650,382

NET ASSETS — 100.00%		$19,260,893,846

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index	1,178	Jun. 2015	Tokyo Stock	$158,623,474	$12,019,072

See accompanying notes to schedules of investments.

125

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.24%

AEROSPACE & DEFENSE — 0.05%
Jamco Corp.	2,200	$68,076

		68,076
AIR FREIGHT & LOGISTICS — 0.31%
Kintetsu World Express Inc.	4,400	224,441
Konoike Transport Co. Ltd.	4,400	54,780
Mitsui-Soko Holdings Co. Ltd.	22,000	71,268
Yusen Logistics Co. Ltd.	4,400	55,490

		405,979
AUTO COMPONENTS — 3.93%
Aisan Industry Co. Ltd.	6,600	61,641
Akebono Brake Industry Co. Ltd.	15,400	52,494
Calsonic Kansei Corp.	22,000	165,760
Eagle Industry Co. Ltd.	4,400	97,541
Exedy Corp.	6,600	172,320
FCC Co. Ltd.	6,600	106,636
Futaba Industrial Co. Ltd.	11,000	52,476
G-Tekt Corp.	4,400	46,023
Keihin Corp.	8,800	147,713
KYB Co. Ltd.	44,000	162,746
Mitsuba Corp.	6,600	185,350
Musashi Seimitsu Industry Co. Ltd.	4,400	92,400
Nifco Inc./Japan	11,000	458,278
Nippon Seiki Co. Ltd.	8,000	170,708
Nissan Shatai Co. Ltd.	17,600	246,779
Nissin Kogyo Co. Ltd.	8,800	149,344
Pacific Industrial Co. Ltd.	8,800	82,472
Piolax Inc.	2,200	102,470
Press Kogyo Co. Ltd.	22,000	98,215
Riken Corp.	22,000	87,755
Sanden Holdings Corp.	22,000	105,306
Showa Corp.	11,000	115,766
Sumitomo Riko Co. Ltd.	6,600	57,440
Tachi-S Co. Ltd.	4,400	64,708
Taiho Kogyo Co. Ltd.	4,400	59,851
Takata Corp.[a]	6,600	72,651
Tokai Rika Co. Ltd.	11,000	284,540
Topre Corp.	8,800	149,202
Toyo Tire & Rubber Co. Ltd.	19,800	441,649
Toyota Boshoku Corp.	15,400	245,219
TPR Co. Ltd.	4,400	129,417
TS Tech Co. Ltd.	11,000	318,224
Unipres Corp.	8,800	196,076
Yorozu Corp.	4,400	93,357

		5,072,527
BANKS — 5.78%
77 Bank Ltd. (The)	66,000	370,168
Aichi Bank Ltd. (The)	2,200	114,348
Ashikaga Holdings Co. Ltd.	22,000	92,010
Awa Bank Ltd. (The)	44,000	269,471
Bank of Iwate Ltd. (The)	2,200	101,406

Security	Shares	Value

Bank of Nagoya Ltd. (The)[b]	44,000	$164,165
Bank of Saga Ltd. (The)	22,000	54,426
Bank of the Ryukyus Ltd.	8,800	137,005
Chiba Kogyo Bank Ltd. (The)	8,800	67,722
Daishi Bank Ltd. (The)	66,000	259,011
Eighteenth Bank Ltd. (The)	44,000	137,217
Higashi-Nippon Bank Ltd. (The)	22,000	77,473
Higo Bank Ltd. (The)	44,000	279,753
Hokkoku Bank Ltd. (The)	66,000	230,291
Hokuetsu Bank Ltd. (The)	44,000	91,478
Hyakugo Bank Ltd. (The)	44,000	209,195
Hyakujushi Bank Ltd. (The)	44,000	160,619
Jimoto Holdings Inc.	33,000	58,769
Juroku Bank Ltd. (The)	66,000	249,438
Kagoshima Bank Ltd. (The)	44,000	309,537
Kansai Urban Banking Corp.	4,400	48,576
Keiyo Bank Ltd. (The)	44,000	240,751
Kiyo Bank Ltd. (The)	15,400	221,640
Mie Bank Ltd. (The)	22,000	48,753
Minato Bank Ltd. (The)	44,000	106,725
Miyazaki Bank Ltd. (The)	22,000	85,273
Musashino Bank Ltd. (The)	6,600	239,865
Nanto Bank Ltd. (The)	44,000	159,910
Nishi-Nippon City Bank Ltd. (The)	154,000	434,345
North Pacific Bank Ltd.	77,000	324,518
Ogaki Kyoritsu Bank Ltd. (The)	66,000	238,269
Oita Bank Ltd. (The)	44,000	184,375
San-in Godo Bank Ltd. (The)	22,000	201,749
Senshu Ikeda Holdings Inc.	48,400	218,803
Shiga Bank Ltd. (The)	44,000	240,042
Tochigi Bank Ltd. (The)	22,000	119,312
Toho Bank Ltd. (The)	44,000	193,948
Tokyo TY Financial Group Inc.	4,930	165,068
TOMONY Holdings Inc.	33,000	149,716
Towa Bank Ltd. (The)	66,000	61,163
Tsukuba Bank Ltd.	17,600	55,738
Yamagata Bank Ltd. (The)	22,000	96,442
Yamanashi Chuo Bank Ltd. (The)	44,000	202,103

		7,470,586
BEVERAGES — 1.07%
Coca-Cola East Japan Co. Ltd.	15,466	286,774
Coca-Cola West Co. Ltd.	15,400	278,353
Ito EN Ltd.	13,200	286,136
Sapporo Holdings Ltd.	66,000	248,906
Takara Holdings Inc.	37,400	283,902

		1,384,071
BIOTECHNOLOGY — 0.47%
3-D Matrix Ltd.[a,b]	4,400	62,191
GNI Group Ltd.[a,b]	22,000	47,335
Japan Tissue Engineering Co. Ltd.[a]	4,400	56,447
NanoCarrier Co. Ltd.[a,b]	6,600	63,822
OncoTherapy Science Inc.[a]	28,600	99,562
PeptiDream Inc.[a]	1,100	98,392
ReproCELL Inc.[a]	11,000	62,936
Takara Bio Inc.[b]	11,000	122,326

		613,011

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

BUILDING PRODUCTS — 1.71%
Aica Kogyo Co. Ltd.	11,000	$247,045
Bunka Shutter Co. Ltd.	11,000	93,340
Central Glass Co. Ltd.	44,000	185,793
Maeda Kosen Co. Ltd.	4,400	36,839
Nichias Corp.	22,000	137,926
Nichiha Corp.	4,400	59,532
Nippon Sheet Glass Co. Ltd.[a,b]	176,000	184,375
Nitto Boseki Co. Ltd.	44,000	181,184
Noritz Corp.	6,600	118,071
Okabe Co. Ltd.	8,800	71,977
Sankyo Tateyama Inc.	6,600	106,796
Sanwa Holdings Corp.	44,000	383,996
Sekisui Jushi Corp.	6,600	89,617
Takara Standard Co. Ltd.	22,000	162,214
Takasago Thermal Engineering Co. Ltd.	13,200	155,300

		2,214,005
CAPITAL MARKETS — 1.47%
Ichigo Group Holdings Co. Ltd.	37,400	98,552
Ichiyoshi Securities Co. Ltd.	8,800	85,451
IwaiCosmo Holdings Inc.	4,400	57,263
Jafco Co. Ltd.	6,600	255,288
kabu.com Securities Co. Ltd.	17,600	122,255
Kyokuto Securities Co. Ltd.	4,400	64,992
Marusan Securities Co. Ltd.	13,200	129,771
Matsui Securities Co. Ltd.	24,200	213,733
Mito Securities Co. Ltd.	13,200	47,866
Monex Group Inc.	35,200	104,384
Okasan Securities Group Inc.	44,000	322,656
Sawada Holdings Co. Ltd.	2,200	18,083
SPARX Group Co. Ltd.	22,000	44,144
Tokai Tokyo Financial Holdings Inc.	46,200	337,300

		1,901,738
CHEMICALS — 6.73%
Achilles Corp.	44,000	58,504
ADEKA Corp.	19,800	275,073
C Uyemura & Co. Ltd.	2,200	117,716
Chugoku Marine Paints Ltd.	22,000	172,497
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	22,000	116,653
Daiso Co. Ltd.	22,000	74,814
Denki Kagaku Kogyo KK	88,000	399,952
DIC Corp.	176,000	506,322
Fujimi Inc.	4,400	66,836
Fujimori Kogyo Co. Ltd.	2,200	69,141
Ihara Chemical Industry Co. Ltd.	6,600	86,000
Ishihara Sangyo Kaisha Ltd.[a]	66,000	68,077
JSP Corp.	4,400	73,573
Konishi Co. Ltd.	4,400	87,436
Kumiai Chemical Industry Co. Ltd.	8,800	78,147
Kureha Corp.	22,000	90,237
Lintec Corp.	11,000	252,540
Nihon Nohyaku Co. Ltd.	8,800	83,678
Nihon Parkerizing Co. Ltd.	17,600	192,601
Nippon Kayaku Co. Ltd.	44,000	492,494
Nippon Shokubai Co. Ltd.	25,000	346,509
Nippon Soda Co. Ltd.	22,000	132,431
Nippon Synthetic Chemical Industry Co. Ltd. (The)	9,000	65,780
Nissan Chemical Industries Ltd.	26,400	575,675

Security	Shares	Value

NOF Corp.	22,000	$170,192
Sakai Chemical Industry Co. Ltd.	22,000	72,686
Sakata INX Corp.	8,800	87,294
Sanyo Chemical Industries Ltd.	6,000	43,998
Shin-Etsu Polymer Co. Ltd.	11,000	53,362
Showa Denko KK	330,000	462,710
Sumitomo Bakelite Co. Ltd.	44,000	205,649
Taiyo Holdings Co. Ltd.	4,400	182,602
Takasago International Corp.	22,000	101,583
Tenma Corp.	4,400	74,707
Toagosei Co. Ltd.	44,000	189,693
Tokai Carbon Co. Ltd.	44,000	133,672
Tokuyama Corp.[a]	66,000	142,004
Tokyo Ohka Kogyo Co. Ltd.	8,800	267,698
Tosoh Corp.	110,000	659,495
Toyo Ink SC Holdings Co. Ltd.	44,000	201,749
Toyobo Co. Ltd.	198,000	317,515
Ube Industries Ltd.	242,000	429,026
Zeon Corp.	44,000	412,716

		8,691,037
COMMERCIAL SERVICES & SUPPLIES — 1.96%
Aeon Delight Co. Ltd.	4,400	120,553
Asukanet Co. Ltd.[b]	2,200	45,243
Daiseki Co. Ltd.	8,860	168,640
Duskin Co. Ltd.	11,000	181,006
Itoki Corp.	8,800	51,199
Kokuyo Co. Ltd.	17,600	154,024
Kyodo Printing Co. Ltd.	22,000	66,304
Matsuda Sangyo Co. Ltd.	4,460	55,492
Mitsubishi Pencil Co. Ltd.	4,400	192,530
Moshi Moshi Hotline Inc.	8,800	104,597
Nippon Parking Development Co. Ltd.	37,400	61,783
Nissha Printing Co. Ltd.	6,600	119,932
Okamura Corp.	15,400	134,275
Oyo Corp.	4,400	59,638
Pilot Corp.	4,400	291,454
Sato Holdings Corp.	4,400	113,993
Sohgo Security Services Co. Ltd.	13,200	463,774
Toppan Forms Co. Ltd.	11,000	143,511

		2,527,948
COMMUNICATIONS EQUIPMENT — 0.38%
Denki Kogyo Co. Ltd.	22,000	103,711
Hitachi Kokusai Electric Inc.	22,000	327,088
Icom Inc.	2,200	54,337

		485,136
CONSTRUCTION & ENGINEERING — 4.10%
Chudenko Corp.	6,600	126,846
COMSYS Holdings Corp.	22,000	320,174
Fudo Tetra Corp.	37,400	59,071
Hazama Ando Corp.	37,400	204,337
Hibiya Engineering Ltd.	4,400	60,773
Kandenko Co. Ltd.	22,000	135,976
Kinden Corp.	22,000	301,205
Kumagai Gumi Co. Ltd.	66,000	191,998
Kyowa Exeo Corp.	17,600	207,918
Maeda Corp.	22,000	156,010
Maeda Road Construction Co. Ltd.	22,000	433,458

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

MIRAIT Holdings Corp.	13,200	$150,301
Nippo Corp.	11,000	191,909
Nippon Densetsu Kogyo Co. Ltd.	6,600	115,305
Nippon Koei Co. Ltd.	22,000	88,819
Nippon Road Co. Ltd. (The)	22,000	110,625
Nippon Steel & Sumikin Texeng Co. Ltd.	7,000	40,219
Nishimatsu Construction Co. Ltd.	66,000	244,651
Okumura Corp.	44,000	201,394
OSJB Holdings Corp.	19,800	42,920
Penta-Ocean Construction Co. Ltd.	61,600	253,161
Raito Kogyo Co. Ltd.	11,000	94,935
Sanki Engineering Co. Ltd.	8,800	70,913
SHO-BOND Holdings Co. Ltd.	4,400	192,885
Sumitomo Densetsu Co. Ltd.	4,400	55,844
Sumitomo Mitsui Construction Co. Ltd.[b]	165,000	222,048
Taikisha Ltd.	6,600	175,245
Tekken Corp.[b]	22,000	70,559
Toa Corp./Tokyo	44,000	73,041
Toda Corp.	44,000	177,284
Tokyu Construction Co. Ltd.	15,440	97,422
Toshiba Plant Systems & Services Corp.	8,800	106,583
Totetsu Kogyo Co. Ltd.	4,400	94,882
Toyo Construction Co. Ltd.	15,400	56,713
Toyo Engineering Corp.	22,000	57,085
Yahagi Construction Co. Ltd.	6,600	46,271
Yokogawa Bridge Holdings Corp.	6,600	67,705

		5,296,485
CONSTRUCTION MATERIALS — 0.25%
Sumitomo Osaka Cement Co. Ltd.	88,000	316,274

		316,274
CONSUMER FINANCE — 0.68%
Aiful Corp.[a,b]	63,800	196,909
Hitachi Capital Corp.	11,000	264,596
J Trust Co. Ltd.	17,600	178,276
Jaccs Co. Ltd.	22,000	104,065
Orient Corp.[a]	77,000	134,647

		878,493
CONTAINERS & PACKAGING — 0.44%
FP Corp.	4,400	163,810
Fuji Seal International Inc.	4,400	123,921
Pack Corp. (The)	4,400	91,727
Rengo Co. Ltd.	44,000	195,012

		574,470
DISTRIBUTORS — 0.31%
Canon Marketing Japan Inc.	11,000	195,278
Doshisha Co. Ltd.	4,400	72,332
Happinet Corp.	2,200	23,969
Paltac Corp.	6,600	104,189

		395,768
DIVERSIFIED CONSUMER SERVICES — 0.02%
Meiko Network Japan Co. Ltd.	2,200	25,600

		25,600

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.01%
Century Tokyo Leasing Corp.	8,880	$278,361
Financial Products Group Co. Ltd.	15,400	116,777
Fuyo General Lease Co. Ltd.	4,400	186,502
IBJ Leasing Co. Ltd.	4,400	93,960
Japan Securities Finance Co. Ltd.	22,000	130,303
Ricoh Leasing Co. Ltd.	4,400	129,594
Zenkoku Hosho Co. Ltd.	11,000	370,523

		1,306,020
ELECTRIC UTILITIES — 0.44%
Hokkaido Electric Power Co. Inc.[a]	39,600	402,398
Okinawa Electric Power Co. Inc. (The)	6,600	170,724

		573,122
ELECTRICAL EQUIPMENT — 1.63%
Chiyoda Integre Co. Ltd.	2,200	57,617
Cosel Co. Ltd.	4,400	53,114
Daihen Corp.	22,000	113,816
Fujikura Ltd.	66,000	366,977
Furukawa Electric Co. Ltd.	154,000	299,077
Futaba Corp.	6,600	129,187
GS Yuasa Corp.	88,000	387,896
Idec Corp./Japan	6,600	57,014
Nissin Electric Co. Ltd.	8,800	59,993
Nitto Kogyo Corp.	6,600	153,705
Tatsuta Electric Wire and Cable Co. Ltd.	8,800	36,308
Toyo Tanso Co. Ltd.	2,200	37,708
Ushio Inc.	24,200	357,262

		2,109,674
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.13%
Ai Holdings Corp.	8,800	149,131
Alps Electric Co. Ltd.	37,400	961,409
Amano Corp.	13,200	180,616
Anritsu Corp.	30,800	218,910
Azbil Corp.	13,200	360,063
Canon Electronics Inc.	4,400	89,989
CONEXIO Corp.	2,200	22,320
Daiwabo Holdings Co. Ltd.	44,000	84,742
Elematec Corp.	2,200	54,160
Enplas Corp.	2,200	94,138
HORIBA Ltd.	6,600	264,064
Hosiden Corp.	13,200	96,371
Iriso Electronics Co. Ltd.	2,200	148,386
Japan Aviation Electronics Industry Ltd.	10,000	274,790
Japan Cash Machine Co. Ltd.[b]	4,400	61,234
Kaga Electronics Co. Ltd.	4,400	56,802
Koa Corp.	6,600	67,332
Macnica Fuji Electronics Holdings Inc.[a]	6,600	89,883
Maruwa Co. Ltd./Aichi	2,200	49,781
Mitsumi Electric Co. Ltd.	17,600	124,240
Nichicon Corp.	11,000	93,251
Nippon Ceramic Co. Ltd.	4,400	63,113
Nippon Chemi-Con Corp.	22,000	70,382
Nippon Signal Co. Ltd. (The)	13,200	145,089
Nohmi Bosai Ltd.	4,400	53,291
Oki Electric Industry Co. Ltd.	154,000	320,174
Ryosan Co. Ltd.	6,600	170,724

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Ryoyo Electro Corp.	4,400	$53,752
SIIX Corp.	2,200	64,443
Tabuchi Electric Co. Ltd.	6,600	66,109
Taiyo Yuden Co. Ltd.	22,000	330,279
Topcon Corp.	15,400	359,141
Toyo Corp./Chuo-ku	6,600	63,024
UKC Holdings Corp.	2,200	39,587

		5,340,720
ENERGY EQUIPMENT & SERVICES — 0.20%
Japan Drilling Co. Ltd.[b]	2,200	69,141
Modec Inc.	4,400	67,970
Shinko Plantech Co. Ltd.	8,800	73,821
Toyo Kanetsu KK	22,000	42,371

		253,303
FOOD & STAPLES RETAILING — 3.29%
Ain Pharmaciez Inc.	4,400	175,334
Arcs Co. Ltd.	6,600	138,494
Belc Co. Ltd.	2,200	61,340
Cawachi Ltd.	4,400	66,410
Cocokara fine Inc.	4,400	121,262
Cosmos Pharmaceutical Corp.	2,200	299,255
CREATE SD HOLDINGS Co. Ltd.	2,200	91,478
Heiwado Co. Ltd.	6,600	147,642
Kato Sangyo Co. Ltd.	4,400	96,442
Kusuri No Aoki Co. Ltd.	4,400	159,910
Matsumotokiyoshi Holdings Co. Ltd.	8,800	355,985
Ministop Co. Ltd.	4,400	67,510
Mitsubishi Shokuhin Co. Ltd.	2,200	49,125
San-A Co. Ltd.	4,400	181,538
Sugi Holdings Co. Ltd.	8,800	428,317
Sundrug Co. Ltd.	6,600	349,958
Tsuruha Holdings Inc.	6,600	497,280
United Super Markets Holdings Inc.[a]	11,000	93,163
UNY Group Holdings Co. Ltd.	44,000	247,133
Valor Co. Ltd.	8,800	180,687
Welcia Holdings Co. Ltd.	4,400	202,812
Yaoko Co. Ltd.	4,400	176,397
Yokohama Reito Co. Ltd.	8,800	60,631

		4,248,103
FOOD PRODUCTS — 3.13%
Ariake Japan Co. Ltd.	4,400	160,973
Dydo Drinco Inc.	2,200	97,151
Ezaki Glico Co. Ltd.	8,800	385,769
Fuji Oil Co. Ltd./Osaka	13,200	209,868
Fujiya Co. Ltd.[a]	22,000	34,925
Hokuto Corp.	4,400	84,316
House Foods Group Inc.	13,200	251,140
Itoham Foods Inc.	22,000	109,384
J-Oil Mills Inc.	22,000	74,814
Kagome Co. Ltd.[b]	17,600	268,904
Kameda Seika Co. Ltd.	2,200	85,185
Kewpie Corp.	22,000	486,111
KEY Coffee Inc.	4,400	70,240
Marudai Food Co. Ltd.	22,000	79,955
Maruha Nichiro Corp.	8,800	133,175
MEGMILK SNOW BRAND Co. Ltd.	8,800	111,405
Mitsui Sugar Co. Ltd.	22,000	78,891

Security	Shares	Value

Morinaga & Co. Ltd./Japan	44,000	$167,356
Morinaga Milk Industry Co. Ltd.	44,000	152,818
Nichirei Corp.	44,000	247,488
Nippon Beet Sugar Manufacturing Co. Ltd.	22,000	35,634
Nippon Flour Mills Co. Ltd.	22,000	121,085
Nippon Suisan Kaisha Ltd.	52,800	156,577
Nisshin OilliO Group Ltd. (The)	22,000	82,082
Prima Meat Packers Ltd.	22,000	61,340
S Foods Inc.	2,200	40,757
Sakata Seed Corp.	6,600	116,422
Showa Sangyo Co. Ltd.	22,000	86,692
Warabeya Nichiyo Co. Ltd.	2,200	48,771

		4,039,228
GAS UTILITIES — 0.06%
Shizuoka Gas Co. Ltd.	11,000	74,459

		74,459
HEALTH CARE EQUIPMENT & SUPPLIES — 1.53%
Asahi Intecc Co. Ltd.	4,400	259,189
Eiken Chemical Co. Ltd.	4,400	93,322
Fukuda Denshi Co. Ltd.	2,200	127,467
Hogy Medical Co. Ltd.	2,200	107,434
JEOL Ltd.	22,000	107,079
Mani Inc.	2,200	141,295
Nagaileben Co. Ltd.	4,400	80,416
Nakanishi Inc.	4,400	159,023
Nihon Kohden Corp.	17,600	426,899
Nikkiso Co. Ltd.	13,200	125,729
Nipro Corp.	24,200	233,234
Paramount Bed Holdings Co. Ltd.	4,400	120,376

		1,981,463
HEALTH CARE PROVIDERS & SERVICES — 0.68%
AS ONE Corp.	2,200	76,852
BML Inc.	2,200	67,368
Message Co. Ltd.	2,200	57,174
Nichii Gakkan Co.[b]	11,000	91,390
Ship Healthcare Holdings Inc.	8,800	179,482
Toho Holdings Co. Ltd.	11,000	232,153
Tokai Corp./Gifu	2,200	77,384
Tsukui Corp.	6,600	49,037
Vital KSK Holdings Inc.	6,600	46,696

		877,536
HEALTH CARE TECHNOLOGY — 0.05%
FINDEX Inc.	4,400	58,114

		58,114
HOTELS, RESTAURANTS & LEISURE — 3.01%
Accordia Golf Co. Ltd.	13,200	122,857
Atom Corp.	11,000	71,357
Colowide Co. Ltd.	13,200	194,976
Create Restaurants Holdings Inc.	4,400	85,663
Doutor Nichires Holdings Co. Ltd.	6,600	126,474
Fuji Kyuko Co. Ltd.	22,000	199,799
Fujita Kanko Inc.	22,000	75,700
Hiday Hidaka Corp.	2,600	63,379

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Hiramatsu Inc.	6,600	$36,910
HIS Co. Ltd.	8,800	275,499
Ichibanya Co. Ltd.	2,200	90,592
Kappa Create Holdings Co. Ltd.[a]	6,600	62,758
Kisoji Co. Ltd.	4,400	71,020
Koshidaka Holdings Co. Ltd.	2,200	46,324
Kura Corp.	2,200	83,589
Kyoritsu Maintenance Co. Ltd.	2,240	124,911
MOS Food Services Inc.	6,600	135,941
Ohsho Food Service Corp.	2,200	74,282
PGM Holdings KK	4,400	45,952
Plenus Co. Ltd.	4,400	81,302
Resorttrust Inc.	15,400	390,290
Ringer Hut Co. Ltd.	4,400	80,877
Round One Corp.	15,400	73,590
Royal Holdings Co. Ltd.	6,600	115,465
Saizeriya Co. Ltd.	6,600	131,048
Skylark Co. Ltd.	13,200	181,680
St. Marc Holdings Co. Ltd.	4,400	147,500
Tokyo Dome Corp.	44,000	184,375
Tokyotokeiba Co. Ltd.	22,000	51,590
Toridoll.corp.	4,400	53,752
Tosho Co. Ltd.	2,200	46,714
WATAMI Co. Ltd.[a,b]	4,400	36,875
Yoshinoya Holdings Co. Ltd.	11,000	126,315
Zensho Holdings Co. Ltd.[a]	22,000	202,103

		3,891,459
HOUSEHOLD DURABLES — 2.30%
Alpine Electronics Inc.	8,800	188,488
Chofu Seisakusho Co. Ltd.	4,400	106,016
Clarion Co. Ltd.[b]	22,000	65,595
Cleanup Corp.	2,200	15,654
Foster Electric Co. Ltd.	4,400	109,029
Fujitsu General Ltd.	22,000	302,800
Funai Electric Co. Ltd.	4,400	53,717
Haseko Corp.	59,400	696,458
JVC Kenwood Corp.	30,800	89,599
Misawa Homes Co. Ltd.	6,600	59,993
PanaHome Corp.	22,000	161,683
Pioneer Corp.[a]	63,800	112,593
Pressance Corp.	2,200	70,382
Sangetsu Co. Ltd.	13,200	196,678
Starts Corp. Inc.	4,400	68,751
Sumitomo Forestry Co. Ltd.	30,800	402,575
Takamatsu Construction Group Co. Ltd.	2,200	47,654
Tamron Co. Ltd.	4,400	100,768
Token Corp.	2,220	120,575

		2,969,008
HOUSEHOLD PRODUCTS — 0.75%
Earth Chemical Co. Ltd.	2,200	80,930
Lion Corp.	44,000	312,019
Pigeon Corp.	22,000	577,944

		970,893
INDUSTRIAL CONGLOMERATES — 0.35%
Katakura Industries Co. Ltd.	4,400	47,760
Nisshinbo Holdings Inc.	28,000	315,210

Security	Shares	Value

TOKAI Holdings Corp.	19,800	$82,490

		445,460
INTERNET & CATALOG RETAIL — 0.51%
ASKUL Corp.	4,400	111,689
Belluna Co. Ltd.	11,000	52,653
Ikyu Corp.	4,400	86,301
Senshukai Co. Ltd.	6,600	46,005
Start Today Co. Ltd.	13,200	356,340

		652,988
INTERNET SOFTWARE & SERVICES — 1.24%
Ateam Inc.	2,200	45,367
COOKPAD Inc.[b]	4,400	186,148
CROOZ Inc.	2,200	66,570
Dena Co. Ltd.	22,000	469,978
F@N Communications Inc.[b]	11,000	91,567
GMO Internet Inc.	15,400	180,191
Gree Inc.[b]	24,200	151,719
Gurunavi Inc.	6,600	110,412
Infomart Corp.	8,800	87,862
Internet Initiative Japan Inc.[b]	6,600	109,136
NIFTY Corp.	2,200	24,660
SMS Co. Ltd.	4,400	53,894
UNITED Inc./Japan	2,200	28,543

		1,606,047
IT SERVICES — 1.80%
Digital Garage Inc.	8,800	123,673
DTS Corp.	4,400	94,386
GMO Payment Gateway Inc.	4,474	111,043
Ines Corp.	6,600	63,822
IT Holdings Corp.	17,648	346,433
NEC Networks & System Integration Corp.	4,400	94,102
NET One Systems Co. Ltd.	17,600	131,332
Nihon Unisys Ltd.	13,200	125,091
NS Solutions Corp.	4,400	142,713
OBIC Co. Ltd.	15,400	631,661
SCSK Corp.	11,056	300,689
Transcosmos Inc.	6,600	155,673

		2,320,618
LEISURE PRODUCTS — 0.40%
Fields Corp.[b]	2,200	37,070
Heiwa Corp.	8,800	170,831
Mars Engineering Corp.	2,200	39,144
Mizuno Corp.	22,000	113,639
Tomy Co. Ltd.[b]	13,200	72,970
Universal Entertainment Corp.	4,400	87,365

		521,019
LIFE SCIENCES TOOLS & SERVICES — 0.08%
CMIC Holdings Co. Ltd.[b]	2,200	29,589
EPS Holdings Inc.	6,600	73,874

		103,463

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

MACHINERY — 7.60%
Aichi Corp.	6,600	$36,379
Aida Engineering Ltd.	11,000	128,353
Asahi Diamond Industrial Co. Ltd.	11,000	124,098
Bando Chemical Industries Ltd.	22,000	91,833
CKD Corp.	13,200	139,132
Daifuku Co. Ltd.	19,800	301,240
Daiwa Industries Ltd.	6,600	43,878
DMG Mori Seiki Co. Ltd.	24,200	481,874
Ebara Corp.	88,000	429,026
Fuji Machine Manufacturing Co. Ltd.	15,400	162,817
Fujitec Co. Ltd.	15,400	179,943
Fukushima Industries Corp.	2,200	38,719
Furukawa Co. Ltd.	66,000	116,475
Giken Ltd.	2,200	35,014
Glory Ltd.	13,200	416,971
Harmonic Drive Systems Inc.	4,400	82,720
Hitachi Koki Co. Ltd.	11,000	95,999
Hitachi Zosen Corp.	35,200	197,423
Hoshizaki Electric Co. Ltd.	8,800	543,906
Iseki & Co. Ltd.	44,000	83,323
Japan Steel Works Ltd. (The)	66,000	306,878
Juki Corp.	22,000	67,545
Kitz Corp.	19,800	95,893
Komori Corp.	11,000	141,650
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,600	75,150
Makino Milling Machine Co. Ltd.	22,000	217,350
Max Co. Ltd.	4,000	42,000
Meidensha Corp.	44,000	163,101
METAWATER Co. Ltd.	2,200	55,401
Mitsubishi Nichiyu Forklift Co. Ltd.	2,200	11,222
Mitsui Engineering & Shipbuilding Co. Ltd.	176,000	317,692
Miura Co. Ltd.	17,600	193,594
Morita Holdings Corp.	4,400	41,449
Nachi-Fujikoshi Corp.	44,000	250,679
Namura Shipbuilding Co. Ltd.	11,000	88,199
Nippon Sharyo Ltd.[b]	22,000	62,227
Nippon Thompson Co. Ltd.	22,000	129,062
Nitta Corp.	4,400	121,971
Nitto Kohki Co. Ltd.	2,200	44,835
Noritake Co. Ltd./Nagoya Japan	22,000	52,830
NTN Corp.	88,000	521,923
Obara Group Inc.	2,200	142,359
Oiles Corp.	6,696	118,547
OKUMA Corp.	22,000	240,751
OSG Corp.	17,600	370,593
Ryobi Ltd.	22,000	88,287
Shibuya Kogyo Co. Ltd.	2,200	40,952
Shima Seiki Manufacturing Ltd.	6,600	113,710
ShinMaywa Industries Ltd.	22,000	223,732
Sintokogio Ltd.	11,000	104,509
Sodick Co. Ltd.[b]	8,800	76,657
Star Micronics Co. Ltd.	8,800	147,429
Tadano Ltd.	22,000	296,063
Takeuchi Manufacturing Co. Ltd.	2,200	118,425
Takuma Co. Ltd.	22,000	146,082
Teikoku Sen-I Co. Ltd.	4,400	60,276
Tocalo Co. Ltd.	4,400	100,768
Toshiba Machine Co. Ltd.	22,000	104,243
Tsubakimoto Chain Co.	22,000	197,317
Tsugami Corp.	22,000	135,799
Tsukishima Kikai Co. Ltd.	2,200	24,749

Security	Shares	Value

Tsurumi Manufacturing Co. Ltd.	2,200	$32,868
Union Tool Co.	2,200	69,229
YAMABIKO Corp.	2,200	88,819
Yushin Precision Equipment Co. Ltd.	2,200	49,214

		9,821,152
MARINE — 0.50%
Iino Kaiun Kaisha Ltd.	19,800	95,893
Kawasaki Kisen Kaisha Ltd.	198,000	502,599
NS United Kaiun Kaisha Ltd.	22,000	47,866

		646,358
MEDIA — 1.80%
Adways Inc.[b]	6,600	59,833
Asatsu-DK Inc.	6,600	168,331
Avex Group Holdings Inc.	6,600	123,443
CyberAgent Inc.	11,000	511,463
Daiichikosho Co. Ltd.	8,800	288,972
Kadokawa Dwango[a]	11,008	156,389
Next Co. Ltd.	11,000	67,190
Shochiku Co. Ltd.	22,000	185,793
SKY Perfect JSAT Holdings Inc.	39,600	219,548
Toei Co. Ltd.	22,000	162,392
Tohokushinsha Film Corp.	4,400	34,393
Tokyo Broadcasting System Holdings Inc.	8,800	116,511
TV Asahi Holdings Corp.	4,400	75,168
USEN Corp.[a,b]	22,080	62,809
Zenrin Co. Ltd.	6,600	86,319

		2,318,554
METALS & MINING — 2.75%
Aichi Steel Corp.	22,000	106,016
Asahi Holdings Inc.	6,600	118,230
Daido Steel Co. Ltd.	66,000	320,174
Dowa Holdings Co. Ltd.	44,000	395,697
Godo Steel Ltd.	44,000	85,096
Kurimoto Ltd.	22,000	44,144
Kyoei Steel Ltd.	4,400	79,565
Mitsubishi Steel Manufacturing Co. Ltd.	22,000	49,817
Mitsui Mining & Smelting Co. Ltd.	132,000	360,595
Neturen Co. Ltd.	6,600	48,026
Nippon Denko Co. Ltd.	22,000	51,944
Nippon Light Metal Holdings Co. Ltd.	112,200	198,008
Nippon Yakin Kogyo Co. Ltd.[a]	28,600	55,312
Nisshin Steel Co. Ltd.	19,800	257,362
Nittetsu Mining Co. Ltd.	22,000	96,974
Osaka Steel Co. Ltd.	2,200	41,148
OSAKA Titanium Technologies Co. Ltd.	4,400	115,412
Pacific Metals Co. Ltd.[a]	22,000	72,509
Sanyo Special Steel Co. Ltd.	22,000	104,420
Toho Titanium Co. Ltd.[a]	8,800	98,995
Toho Zinc Co. Ltd.	22,000	80,664
Tokyo Rope Manufacturing Co. Ltd.[a]	44,000	84,387
Tokyo Steel Manufacturing Co. Ltd.	22,000	171,610
TOPY Industries Ltd.	44,000	117,716
Toyo Kohan Co. Ltd.	2,200	10,353
UACJ Corp.	51,140	135,170
Yamato Kogyo Co. Ltd.	6,600	159,289
Yodogawa Steel Works Ltd.	22,000	99,988

		3,558,621

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

MULTILINE RETAIL — 1.39%
Fuji Co. Ltd./Ehime	4,400	$84,103
H2O Retailing Corp.	17,735	328,990
Izumi Co. Ltd.	8,800	350,312
Matsuya Co. Ltd.	6,600	105,891
Parco Co. Ltd.	4,400	41,272
Ryohin Keikaku Co. Ltd.	4,400	747,073
Seria Co. Ltd.	4,400	143,245

		1,800,886
OIL, GAS & CONSUMABLE FUELS — 0.51%
Cosmo Oil Co. Ltd.[a]	132,000	223,377
ITOCHU Enex Co. Ltd.	11,000	88,553
Japan Petroleum Exploration Co. Ltd.	6,600	220,984
Nippon Gas Co. Ltd.	4,400	126,049

		658,963
PAPER & FOREST PRODUCTS — 0.64%
Daio Paper Corp.	22,000	229,582
Hokuetsu Kishu Paper Co. Ltd.	28,600	157,410
Mitsubishi Paper Mills Ltd.[a]	66,000	52,121
Nippon Paper Industries Co. Ltd.	22,000	390,024

		829,137
PERSONAL PRODUCTS — 1.43%
Aderans Co. Ltd.	4,400	39,073
Artnature Inc.	4,400	38,683
Dr. Ci:Labo Co. Ltd.	2,200	78,714
Euglena Co. Ltd.[a,b]	13,200	198,061
Fancl Corp.[b]	8,800	101,690
Kobayashi Pharmaceutical Co. Ltd.	6,600	429,203
Kose Corp.	6,600	431,863
Mandom Corp.	4,400	171,433
Milbon Co. Ltd.	2,200	69,407
Noevir Holdings Co. Ltd.	2,200	43,736
Pola Orbis Holdings Inc.	4,400	241,815

		1,843,678
PHARMACEUTICALS — 2.31%
ASKA Pharmaceutical Co. Ltd.	4,400	44,392
JCR Pharmaceuticals Co. Ltd.	2,200	52,653
Kaken Pharmaceutical Co. Ltd.	14,000	459,728
Kissei Pharmaceutical Co. Ltd.	4,400	116,475
KYORIN Holdings Inc.	11,000	231,355
Mochida Pharmaceutical Co. Ltd.	2,200	123,567
Nichi-Iko Pharmaceutical Co. Ltd.	8,850	205,391
Nippon Shinyaku Co. Ltd.	9,000	275,233
Rohto Pharmaceutical Co. Ltd.	19,800	280,339
Sawai Pharmaceutical Co. Ltd.	6,600	381,337
Seikagaku Corp.	8,800	139,983
Sosei Group Corp.[b]	2,200	114,702
Torii Pharmaceutical Co. Ltd.	2,200	56,819
Towa Pharmaceutical Co. Ltd.	2,200	121,085
Tsumura & Co.	13,200	288,795
ZERIA Pharmaceutical Co. Ltd.	6,600	98,392

		2,990,246

Security	Shares	Value

PROFESSIONAL SERVICES — 0.88%
Benefit One Inc.	4,400	$84,848
Meitec Corp.	6,600	241,460
Nihon M&A Center Inc.	6,600	251,300
Nomura Co. Ltd.	8,800	98,782
TechnoPro Holdings Inc.[a]	4,400	109,029
Temp Holdings Co. Ltd.	8,800	310,955
Yumeshin Holdings Co. Ltd.[b]	6,600	42,655

		1,139,029
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.80%
Activia Properties Inc.	44	376,905
Advance Residence Investment Corp.	286	690,945
AEON REIT Investment Corp.	176	227,348
Comforia Residential REIT Inc.	88	186,006
Daiwa House REIT Investment Corp.	66	285,072
Daiwa House Residential Investment Corp.	132	296,985
Daiwa Office Investment Corp.	66	326,556
Frontier Real Estate Investment Corp.	110	522,100
Fukuoka REIT Corp.	154	271,527
Global One Real Estate Investment Corp.	44	148,918
GLP J-REIT	462	453,828
Hankyu REIT Inc.	110	131,101
Heiwa Real Estate REIT Inc.	176	134,736
Hulic Reit Inc.	154	223,750
Ichigo Real Estate Investment Corp.	220	159,555
Industrial & Infrastructure Fund Investment Corp.	66	309,005
Invesco Office J-Reit Inc.	110	95,467
Invincible Investment Corp.	418	217,935
Japan Excellent Inc.	264	334,002
Japan Hotel REIT Investment Corp.	638	437,004
Japan Logistics Fund Inc.	176	362,368
Japan Rental Housing Investments Inc.[b]	330	219,122
Kenedix Office Investment Corp.	88	460,937
Kenedix Residential Investment Corp.	66	194,126
Kenedix Retail REIT Corp.[a]	44	105,661
MID REIT Inc.	44	131,190
Mori Hills REIT Investment Corp.	264	352,723
MORI TRUST Sogo REIT Inc.	220	412,007
Nippon Accommodations Fund Inc.	88	337,902
NIPPON REIT Investment Corp.	66	175,777
Nomura Real Estate Master Fund Inc.	352	452,428
Nomura Real Estate Office Fund Inc.	66	302,091
Nomura Real Estate Residential Fund Inc.	44	249,261
Orix JREIT Inc.	484	689,562
Premier Investment Corp.	44	241,106
Sekisui House Reit Inc.[a]	132	148,705
Sekisui House SI Residential Investment Corp.	220	235,255
TOKYU REIT Inc.	220	287,377
Top REIT Inc.	44	185,084

		11,371,427
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.37%
Ardepro Co. Ltd.[a,b]	19,800	22,816
Daibiru Corp.	11,000	102,381
Daikyo Inc.	66,000	97,861
Goldcrest Co. Ltd.	4,400	83,961
Heiwa Real Estate Co. Ltd.	8,800	121,971
Jowa Holdings Co. Ltd.	2,200	83,146
Kenedix Inc.[b]	52,800	225,930

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Leopalace21 Corp.[a]	55,000	$318,667
Open House Co. Ltd.	2,200	66,393
Raysum Co. Ltd.	4,400	45,491
Relo Holdings Inc.	2,200	177,461
Sumitomo Real Estate Sales Co. Ltd.	4,400	114,348
Sun Frontier Fudousan Co. Ltd.	4,400	37,797
Takara Leben Co. Ltd.	19,800	122,857
TOC Co. Ltd.	13,200	103,392
Tosei Corp.	6,600	46,431

		1,770,903
ROAD & RAIL — 2.03%
Fukuyama Transporting Co. Ltd.[b]	22,000	131,190
Hitachi Transport System Ltd.	11,000	185,261
Nankai Electric Railway Co. Ltd.	110,000	499,940
Nippon Konpo Unyu Soko Co. Ltd.	13,200	243,268
Nishi-Nippon Railroad Co. Ltd.	66,000	283,476
Sankyu Inc.	44,000	235,078
Seino Holdings Co. Ltd.	31,800	393,352
Senko Co. Ltd.	22,000	136,863
Sotetsu Holdings Inc.	88,000	406,334
Trancom Co. Ltd.	2,200	103,002

		2,617,764
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.99%
DISCO Corp.	6,600	616,947
Megachips Corp.	4,400	56,376
Micronics Japan Co. Ltd.[b]	2,200	76,764
Mimasu Semiconductor Industry Co. Ltd.	4,400	47,441
Mitsui High-Tec Inc.	6,600	50,792
Sanken Electric Co. Ltd.	22,000	159,555
SCREEN Holdings Co. Ltd.	44,000	339,320
Shindengen Electric Manufacturing Co. Ltd.	22,000	121,794
Shinko Electric Industries Co. Ltd.	13,200	107,540
Sumco Corp.	41,800	633,930
Tokyo Seimitsu Co. Ltd.	8,800	205,011
ULVAC Inc.[a]	8,800	151,755

		2,567,225
SOFTWARE — 0.97%
Broadleaf Co. Ltd.	4,400	59,532
Capcom Co. Ltd.	11,000	213,361
Fuji Soft Inc.	4,400	90,131
Justsystems Corp.[a]	8,800	58,362
KLab Inc.[a]	6,600	77,863
Koei Tecmo Holdings Co. Ltd.	6,600	114,188
Marvelous Inc.[b]	6,600	84,990
NSD Co. Ltd.	7,200	94,398
OBIC Business Consultants Ltd.	2,200	78,891
Square Enix Holdings Co. Ltd.	17,600	385,343

		1,257,059
SPECIALTY RETAIL — 2.90%
Adastria Holdings Co. Ltd.	2,200	62,936
Alpen Co. Ltd.	4,400	69,070
AOKI Holdings Inc.	8,800	125,446
Aoyama Trading Co. Ltd.	11,000	420,605
Arcland Sakamoto Co. Ltd.	2,200	51,660
Autobacs Seven Co. Ltd.	15,400	248,569

Security	Shares	Value

BIC Camera Inc.[b]	15,400	$153,386
Chiyoda Co. Ltd.	4,400	97,435
DCM Holdings Co. Ltd.	19,800	181,574
EDION Corp.	17,600	131,899
Geo Holdings Corp.	8,800	100,413
Gulliver International Co. Ltd.[b]	13,200	108,710
Jin Co. Ltd.[b]	2,200	85,362
Joshin Denki Co. Ltd.	7,000	53,701
Joyful Honda Co. Ltd.	2,200	86,869
K’s Holdings Corp.	8,800	330,811
Keiyo Co. Ltd.[b]	2,200	10,158
Kohnan Shoji Co. Ltd.	6,600	75,416
Komeri Co. Ltd.	6,600	152,960
Laox Co. Ltd.[a,b]	44,000	137,572
Nishimatsuya Chain Co. Ltd.	11,000	101,229
Nojima Corp.	2,200	48,753
Pal Co. Ltd.	2,200	75,700
Sac’s Bar Holdings Inc.	2,200	40,119
Shimachu Co. Ltd.	11,000	288,086
T-Gaia Corp.	6,600	91,851
Tsutsumi Jewelry Co. Ltd.	2,200	51,058
United Arrows Ltd.	4,400	143,422
VT Holdings Co. Ltd.	17,600	92,471
Xebio Co. Ltd.	4,400	86,834
Yellow Hat Ltd.	2,200	44,197

		3,748,272
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.62%
Eizo Corp.	4,400	103,534
Elecom Co. Ltd.	2,200	57,351
Hitachi Maxell Ltd.	8,800	139,983
Japan Digital Laboratory Co. Ltd.	4,400	62,439
Melco Holdings Inc.[b]	2,200	43,169
Riso Kagaku Corp.	4,400	87,259
Roland DG Corp.	2,200	55,933
Toshiba TEC Corp.	22,000	117,184
Wacom Co. Ltd.[b]	33,000	128,442

		795,294
TEXTILES, APPAREL & LUXURY GOODS — 1.21%
Descente Ltd.	8,800	134,310
Fujibo Holdings Inc.	22,000	53,008
Gunze Ltd.	44,000	118,071
Japan Wool Textile Co. Ltd. (The)	22,000	160,264
Kurabo Industries Ltd.	44,000	92,897
Onward Holdings Co. Ltd.	22,000	151,045
Sanyo Shokai Ltd.	22,000	61,695
Seiko Holdings Corp.	22,000	121,262
Seiren Co. Ltd.	11,000	115,412
TSI Holdings Co. Ltd.	17,600	127,360
Unitika Ltd.[a]	132,000	62,758
Wacoal Holdings Corp.	22,000	264,684
Yondoshi Holdings Inc.	4,400	95,095

		1,557,861
TRADING COMPANIES & DISTRIBUTORS — 3.07%
Gecoss Corp.	2,200	23,472
Hanwa Co. Ltd.	44,000	196,430
Inaba Denki Sangyo Co. Ltd.	4,400	150,691
Inabata & Co. Ltd.	8,800	92,117

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2015

Security	Shares	Value

Iwatani Corp.	44,000	$287,199
Japan Pulp & Paper Co. Ltd.	22,000	59,922
Kamei Corp.	6,600	57,493
Kanamoto Co. Ltd.	6,600	186,946
Kanematsu Corp.	88,000	159,555
Kuroda Electric Co. Ltd.	6,600	117,273
MISUMI Group Inc.	19,800	829,687
MonotaRO Co. Ltd.	6,600	238,269
Nagase & Co. Ltd.	24,200	327,035
Nippon Steel & Sumikin Bussan Corp.	23,440	85,944
Nishio Rent All Co. Ltd.	2,200	57,972
Sojitz Corp.	266,200	664,991
Trusco Nakayama Corp.	4,400	137,217
Wakita & Co. Ltd.	8,800	91,336
Yamazen Corp.	11,000	102,824
Yuasa Trading Co. Ltd.	4,400	103,605

		3,969,978
TRANSPORTATION INFRASTRUCTURE — 0.10%
Sumitomo Warehouse Co. Ltd. (The)	22,000	123,921

		123,921
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Japan Communications Inc.[a,b]	26,400	98,073
WirelessGate Inc.	2,200	59,568

		157,641

TOTAL COMMON STOCKS (Cost: $124,124,977)		128,207,870

SHORT-TERM INVESTMENTS — 3.16%

MONEY MARKET FUNDS — 3.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	3,699,657	3,699,657
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	207,187	207,187
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	174,343	174,343

		4,081,187

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,081,187)		4,081,187

TOTAL INVESTMENTS IN SECURITIES — 102.40% (Cost: $128,206,164)		132,289,057
Other Assets, Less Liabilities — (2.40)%		(3,098,949)

NET ASSETS — 100.00%		$129,190,108

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

134

Schedule of Investments  (Unaudited)

iSHARES® MSCI MALAYSIA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AIRLINES — 0.56%
AirAsia Bhd	4,013,500	$2,397,590

		2,397,590
AUTOMOBILES — 1.21%
UMW Holdings Bhd	1,783,400	5,214,961

		5,214,961
BANKS — 30.47%
Alliance Financial Group Bhd	3,466,800	4,264,939
AMMB Holdings Bhd	6,091,037	10,467,412
CIMB Group Holdings Bhd[a]	16,125,664	24,940,675
Hong Leong Bank Bhd	1,884,140	7,020,554
Hong Leong Financial Group Bhd	686,300	2,894,217
Malayan Banking Bhd	14,778,820	36,402,822
Public Bank Bhd	8,126,780	41,010,756
RHB Capital Bhd	1,929,725	4,053,159

		131,054,534
CHEMICALS — 3.52%
Petronas Chemicals Group Bhd	8,875,500	15,155,655

		15,155,655
CONSTRUCTION & ENGINEERING — 4.96%
Dialog Group Bhd	11,635,354	5,205,123
Gamuda Bhd	5,269,900	7,173,159
IJM Corp. Bhd	4,676,540	8,967,833

		21,346,115
CONSTRUCTION MATERIALS — 0.78%
Lafarge Malaysia Bhd	1,295,960	3,358,325

		3,358,325
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.68%
Telekom Malaysia Bhd	3,630,100	7,208,709

		7,208,709
ELECTRIC UTILITIES — 9.11%
Tenaga Nasional Bhd	10,744,912	39,157,672

		39,157,672
ENERGY EQUIPMENT & SERVICES — 2.35%
Bumi Armada Bhd[b]	6,536,665	2,264,475
Sapurakencana Petroleum Bhd	10,960,200	7,862,882

		10,127,357
FOOD PRODUCTS — 6.73%
Felda Global Ventures Holdings Bhd	4,032,000	2,166,678

Security	Shares	Value

Genting Plantations Bhd	628,600	$1,697,529
IOI Corp. Bhd	9,564,530	10,409,840
Kuala Lumpur Kepong Bhd	1,417,800	8,005,581
PPB Group Bhd	1,601,658	6,667,021

		28,946,649
GAS UTILITIES — 3.01%
Petronas Gas Bhd	2,164,300	12,929,124

		12,929,124
HEALTH CARE PROVIDERS & SERVICES — 2.89%
IHH Healthcare Bhd	7,813,100	12,425,088

		12,425,088
HOTELS, RESTAURANTS & LEISURE — 6.88%
Berjaya Sports Toto Bhd	1,817,876	1,636,386
Genting Bhd	7,063,400	16,415,757
Genting Malaysia Bhd	9,946,836	11,531,384

		29,583,527
INDUSTRIAL CONGLOMERATES — 5.17%
Sime Darby Bhd	9,800,525	22,242,326

		22,242,326
MARINE — 1.84%
MISC Bhd	3,504,520	7,934,402

		7,934,402
MEDIA — 0.94%
Astro Malaysia Holdings Bhd	4,732,500	4,027,660

		4,027,660
MULTI-UTILITIES — 1.97%
YTL Corp. Bhd	14,443,812	6,264,501
YTL Power International Bhd	5,089,812	2,193,645

		8,458,146
OIL, GAS & CONSUMABLE FUELS — 1.04%
Petronas Dagangan Bhd	823,700	4,471,258

		4,471,258
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.84%
IOI Properties Group Bhd	5,147,609	2,752,131
UEM Sunrise Bhd	3,054,965	858,324

		3,610,455
TOBACCO — 1.71%
British American Tobacco Malaysia Bhd	433,618	7,333,420

		7,333,420
TRANSPORTATION INFRASTRUCTURE — 1.87%
Malaysia Airports Holdings Bhd	2,549,500	4,416,073

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

May 31, 2015

Security	Shares	Value

Westports Holdings Bhd	3,146,200	$3,630,231

		8,046,304
WIRELESS TELECOMMUNICATION SERVICES — 10.25%
Axiata Group Bhd	8,403,200	15,082,667
DiGi.Com Bhd	11,382,100	17,417,780
Maxis Bhd	6,161,000	11,579,184

		44,079,631

TOTAL COMMON STOCKS (Cost: $208,581,569)		429,108,908

SHORT-TERM INVESTMENTS — 2.50%

MONEY MARKET FUNDS — 2.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	10,094,680	10,094,680
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	565,320	565,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	105,465	105,465

		10,765,465

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,765,465)		10,765,465

TOTAL INVESTMENTS IN SECURITIES — 102.28% (Cost: $219,347,034)		439,874,373
Other Assets, Less Liabilities — (2.28)%		(9,810,822)

NET ASSETS — 100.00%		$430,063,551

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

136

Schedule of Investments  (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.67%

AIRLINES — 1.18%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	8,116,700	$9,730,620
Grupo Aeromexico SAB de CVa,b	6,357,836	10,693,094

		20,423,714
BANKS — 11.07%
Banregio Grupo Financiero SAB de CVb	2,665,600	14,685,363
Grupo Financiero Banorte SAB de CV	16,556,078	93,314,954
Grupo Financiero Inbursa SAB de CV Series O	21,781,692	49,669,305
Grupo Financiero Santander Mexico SAB de CV Series B	17,779,750	33,407,820

		191,077,442
BEVERAGES — 8.98%
Arca Continental SAB de CV	4,183,029	25,326,131
Coca-Cola Femsa SAB de CV Series L	596,158	5,081,350
Fomento Economico Mexicano SAB de CV	13,223,110	117,482,551
Organizacion Cultiba SAB de CVb	5,448,600	7,132,559

		155,022,591
BUILDING PRODUCTS — 0.00%
Corp GEO SAB de CVa,b	15,588,128	10
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	19

		29
CAPITAL MARKETS — 0.48%
Grupo Financiero Interacciones SA de CV Series O	1,287,200	8,339,999

		8,339,999
CHEMICALS — 1.80%
Mexichem SAB de CV	10,294,974	31,145,413

		31,145,413
CONSTRUCTION & ENGINEERING — 2.15%
Empresas ICA SAB de CVa,b	9,605,188	8,052,458
Promotora y Operadora de Infraestructura SAB de CVa	2,673,900	29,082,504

		37,134,962
CONSTRUCTION MATERIALS — 4.48%
Cemex SAB de CV CPO[a]	82,688,204	77,309,510

		77,309,510
CONSUMER FINANCE — 1.58%
Credito Real SAB de CV SOFOM ER	3,267,974	7,634,260
Gentera SAB de CVb	11,484,506	19,687,831

		27,322,091

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.60%
Bolsa Mexicana de Valores SAB de CVb	5,867,987	$10,390,464

		10,390,464
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.37%
Axtel SAB de CV CPO[a,b]	20,818,977	6,317,268

		6,317,268
FOOD & STAPLES RETAILING — 6.63%
Controladora Comercial Mexicana SAB de CV BC Units	5,208,055	16,877,026
Grupo Comercial Chedraui SA de CVb	4,376,900	13,318,069
Wal-Mart de Mexico SAB de CV	34,181,233	84,260,482

		114,455,577
FOOD PRODUCTS — 6.10%
Gruma SAB de CV Series B	1,973,900	26,023,881
Grupo Bimbo SAB de CVa	15,736,904	42,527,623
Grupo Herdez SAB de CVb	3,755,544	9,715,605
Grupo Lala SAB de CVb	7,508,500	15,583,427
Industrias Bachoco SAB de CV Series B	2,377,200	11,345,578

		105,196,114
HOTELS, RESTAURANTS & LEISURE — 1.43%
Alsea SAB de CVb	5,843,266	17,545,047
Hoteles City Express SAB de CVa	4,919,400	7,167,032

		24,712,079
HOUSEHOLD DURABLES — 0.38%
Consorcio ARA SAB de CVa	15,982,119	6,476,472

		6,476,472
HOUSEHOLD PRODUCTS — 2.01%
Kimberly-Clark de Mexico SAB de CV Series A	15,347,454	34,609,077

		34,609,077
INDUSTRIAL CONGLOMERATES — 4.49%
Alfa SAB de CV	26,641,851	52,270,592
Grupo Carso SAB de CV Series A1	5,963,233	25,170,212

		77,440,804
INSURANCE — 0.41%
Qualitas Controladora SAB de CVa,b	3,957,400	7,117,714

		7,117,714
MACHINERY — 0.39%
Grupo Rotoplas SAB de CVa	3,443,500	6,646,653

		6,646,653
MEDIA — 8.15%
Grupo Televisa SAB	17,779,697	134,230,329

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2015

Security	Shares	Value

TV Azteca SAB de CV CPO[b]	22,053,039	$6,462,953

		140,693,282
METALS & MINING — 7.32%
Grupo Mexico SAB de CV Series B	24,820,986	76,748,599
Grupo Simec SAB de CV Series Ba,b	2,408,554	7,003,948
Industrias CH SAB de CV Series Ba,b	2,324,583	9,656,592
Industrias Penoles SAB de CV	1,420,233	24,995,254
Minera Frisco SAB de CV Series A1[a,b]	10,109,003	7,989,804

		126,394,197
MULTILINE RETAIL — 1.62%
El Puerto de Liverpool SAB de CV Series C1	2,013,995	22,612,842
Grupo Famsa SAB de CV Series Aa,b	7,885,521	5,255,906

		27,868,748
PHARMACEUTICALS — 0.63%
Genomma Lab Internacional SAB de CV Series Ba,b	10,140,793	10,921,082

		10,921,082
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.34%
Concentradora Fibra Hotelera Mexicana SA de CVb	6,821,400	8,491,782
Fibra Shop Portafolios Inmobiliarios SAPI de CVb	8,620,595	9,529,843
Fibra Uno Administracion SA de CV	21,367,300	54,418,332
Mexico Real Estate Management SA de CVb	9,637,100	14,015,214
PLA Administradora Industrial S. de RL de CV	7,238,700	14,098,880
Prologis Property Mexico SA de CV	5,163,300	8,817,942

		109,371,993
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.72%
Corp Inmobiliaria Vesta SAB de CVb	6,908,449	12,398,546

		12,398,546
TRANSPORTATION INFRASTRUCTURE — 4.61%
Grupo Aeroportuario del Centro Norte SAB de CV	2,801,092	13,088,986
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,337,849	23,710,615
Grupo Aeroportuario del Sureste SAB de CV Series B	2,117,465	30,501,820
OHL Mexico SAB de CVa	9,067,800	12,199,559

		79,500,980
WIRELESS TELECOMMUNICATION SERVICES — 15.75%
America Movil SAB de CV	258,840,718	271,876,526

		271,876,526

TOTAL COMMON STOCKS
(Cost: $2,157,945,599)		1,720,163,327

SHORT-TERM INVESTMENTS — 3.93%

MONEY MARKET FUNDS — 3.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	63,922,006	63,922,006

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	3,579,741	$3,579,741
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	296,929	296,929

		67,798,676

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,798,676)		67,798,676

TOTAL INVESTMENTS IN SECURITIES — 103.60%
(Cost: $2,225,744,275)		1,787,962,003
Other Assets, Less Liabilities — (3.60)%		(62,166,430)

NET ASSETS — 100.00%		$1,725,795,573

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

138

Schedule of Investments  (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.51%

AIR FREIGHT & LOGISTICS — 1.53%
PostNL NVa	209,670	$953,968
TNT Express NV	234,864	1,977,548

		2,931,516
BANKS — 15.73%
ING Groep NV CVA	1,837,005	30,159,672

		30,159,672
BEVERAGES — 6.21%
Heineken Holding NV	47,995	3,331,857
Heineken NV	109,620	8,573,780

		11,905,637
CAPITAL MARKETS — 0.13%
BinckBank NV	26,970	250,150

		250,150
CHEMICALS — 8.06%
Akzo Nobel NV	116,870	8,885,850
Koninklijke DSM NV	86,420	5,115,370
Koninklijke Ten Cate NV	12,905	281,199
OCI NVa	40,165	1,182,778

		15,465,197
CONSTRUCTION & ENGINEERING — 1.95%
Arcadis NV	31,610	896,195
Boskalis Westminster NV	41,035	2,029,667
Grontmij NVa	33,060	138,820
Koninklijke BAM Groep NVa	109,620	429,170
Royal Imtech NVa,b	54,230	239,544

		3,733,396
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVa,b	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.88%
Koninklijke KPN NV	1,524,820	5,523,420

		5,523,420
ELECTRICAL EQUIPMENT — 0.42%
Kendrion NV	5,220	156,694
TKH Group NV	16,965	648,847

		805,541
ENERGY EQUIPMENT & SERVICES — 1.03%
Fugro NV CVA[a,b]	32,190	850,702

Security	Shares	Value

SBM Offshore NVa,b	84,970	$1,129,994

		1,980,696
FOOD & STAPLES RETAILING — 4.62%
Amsterdam Commodities NV	7,975	213,077
Koninklijke Ahold NV	425,865	8,644,604

		8,857,681
FOOD PRODUCTS — 17.67%
Corbion NV	28,130	545,566
Unilever NV CVA	775,605	33,018,508
Wessanen	36,250	313,013

		33,877,087
HOUSEHOLD DURABLES — 0.28%
TomTom NVa,b	47,850	533,260

		533,260
INDUSTRIAL CONGLOMERATES — 6.31%
Koninklijke Philips NV	445,005	12,101,900

		12,101,900
INSURANCE — 5.70%
Aegon NV	862,605	6,554,768
Delta Lloyd NV	104,400	1,810,741
NN Group NVa	91,785	2,562,506

		10,928,015
LEISURE PRODUCTS — 0.09%
Accell Group	10,005	182,743

		182,743
MACHINERY — 0.76%
Aalberts Industries NV	47,415	1,463,594

		1,463,594
MEDIA — 9.11%
Altice SAa,b	41,325	5,368,842
Reed Elsevier NV	315,375	7,634,415
Wolters Kluwer NV	143,695	4,463,899

		17,467,156
OIL, GAS & CONSUMABLE FUELS — 0.87%
Koninklijke Vopak NV	33,495	1,663,519

		1,663,519
PROFESSIONAL SERVICES — 2.12%
Brunel International NV	9,425	175,766
Randstad Holding NV	60,030	3,470,368
USG People NV	30,885	425,800

		4,071,934

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2015

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.41%
Eurocommercial Properties NV	22,765	$1,017,056
NSI NV	61,335	258,690
VastNed Retail NV	8,990	414,551
Wereldhave NV	16,675	1,006,222

		2,696,519
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.52%
ASM International NV	24,070	1,176,165
ASML Holding NV	166,895	18,617,750
BE Semiconductor Industries NV	14,355	389,833

		20,183,748
SOFTWARE — 1.73%
Gemalto NVb	37,990	3,317,035

		3,317,035
TRADING COMPANIES & DISTRIBUTORS — 0.38%
IMCD Group NV	18,789	720,977

		720,977

TOTAL COMMON STOCKS
(Cost: $198,552,026)		190,820,394

SHORT-TERM INVESTMENTS — 4.66%

MONEY MARKET FUNDS — 4.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	8,403,177	8,403,177
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	470,592	470,592
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	58,870	58,870

		8,932,639

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,932,639)		8,932,639

TOTAL INVESTMENTS IN SECURITIES — 104.17%
(Cost: $207,484,665)		199,753,033
Other Assets, Less Liabilities — (4.17)%		(7,990,821)

NET ASSETS — 100.00%		$191,762,212

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

140

Schedule of Investments  (Unaudited)

iSHARES® MSCI PACIFIC ex JAPAN ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.26%

AUSTRALIA — 58.84%
AGL Energy Ltd.	1,113,912	$13,838,412
Alumina Ltd.	4,177,743	5,660,201
Amcor Ltd./Australia	1,997,287	22,167,939
AMP Ltd.	4,898,577	24,972,442
APA Group	1,847,161	13,177,636
Aristocrat Leisure Ltd.	865,803	5,169,286
Asciano Ltd.	1,614,332	8,353,268
ASX Ltd.	321,835	10,255,493
Aurizon Holdings Ltd.	3,522,613	14,398,692
AusNet Services	2,865,764	3,345,239
Australia & New Zealand Banking Group Ltd.	4,574,259	116,210,361
Bank of Queensland Ltd.	609,672	6,183,423
Bendigo & Adelaide Bank Ltd.	748,720	7,043,494
BHP Billiton Ltd.	5,328,709	120,693,482
Boral Ltd.	1,294,216	6,201,517
Brambles Ltd.	2,592,634	22,703,044
Caltex Australia Ltd.	447,322	11,538,969
CIMIC Group Ltd.	168,271	3,122,186
Coca-Cola Amatil Ltd.	948,888	7,328,633
Cochlear Ltd.	94,736	6,421,263
Commonwealth Bank of Australia	2,685,460	174,909,766
Computershare Ltd.	782,718	7,716,814
Crown Resorts Ltd.	602,796	6,039,860
CSL Ltd.	787,111	56,333,202
Dexus Property Group	1,592,367	9,763,208
Federation Centres	2,594,251	6,036,739
Flight Centre Travel Group Ltd.	91,871	3,273,520
Fortescue Metals Group Ltd.[a]	2,577,736	4,774,970
Goodman Group	2,898,425	14,531,827
GPT Group (The)	2,918,289	10,320,176
Harvey Norman Holdings Ltd.	917,755	3,301,729
Healthscope Ltd.	1,855,756	3,963,163
Iluka Resources Ltd.	692,757	4,772,438
Incitec Pivot Ltd.	2,760,714	8,431,623
Insurance Australia Group Ltd.	3,872,716	16,778,338
James Hardie Industries PLC	746,619	10,092,682
Lend Lease Group	911,643	11,625,634
Macquarie Group Ltd.	487,241	30,489,369
Medibank Pvt Ltd.[b]	4,565,664	7,478,846
Mirvac Group	6,170,446	9,493,568
National Australia Bank Ltd.	4,325,386	113,628,951
Newcrest Mining Ltd.[b]	1,267,667	13,710,844
Novion Property Group	3,622,506	6,765,748
Orica Ltd.	617,312	10,343,495
Origin Energy Ltd.	1,830,544	18,649,838
Platinum Asset Management Ltd.	430,896	2,592,459
Qantas Airways Ltd.[b]	920,620	2,480,504
QBE Insurance Group Ltd.	2,258,575	25,327,306
Ramsay Health Care Ltd.	237,222	11,534,062
REA Group Ltd.	87,478	2,616,129
Rio Tinto Ltd.	720,261	32,087,046
Santos Ltd.	1,626,174	10,269,228
Scentre Group	8,810,066	26,637,478
Seek Ltd.	539,766	6,990,733
Sonic Healthcare Ltd.	630,491	9,690,796
South32 Ltd.[b]	8,883,072	14,891,010

Security	Shares	Value

Stockland	3,900,220	$12,956,738
Suncorp Group Ltd.	2,127,931	22,038,000
Sydney Airport	1,801,130	7,844,661
Tabcorp Holdings Ltd.	1,379,784	5,312,463
Tatts Group Ltd.	2,401,252	7,646,240
Telstra Corp. Ltd.	7,081,898	33,717,619
TPG Telecom Ltd.	462,029	3,197,087
Transurban Group	3,172,892	24,699,780
Treasury Wine Estates Ltd.	1,075,712	4,429,912
Wesfarmers Ltd.	1,858,239	62,101,508
Westfield Corp.	3,269,538	24,225,826
Westpac Banking Corp.	5,159,483	132,539,395
Woodside Petroleum Ltd.	1,225,647	34,365,223
Woolworths Ltd.	2,088,585	44,763,809
WorleyParsons Ltd.	342,463	2,854,686

		1,559,821,026
HONG KONG — 27.44%
AIA Group Ltd.	19,940,414	131,323,172
ASM Pacific Technology Ltd.[a]	401,100	4,168,019
Bank of East Asia Ltd. (The)	1,948,320	8,797,105
BOC Hong Kong Holdings Ltd.	6,112,000	25,152,750
Cathay Pacific Airways Ltd.	1,910,000	4,893,550
Cheung Kong Infrastructure Holdings Ltd.	955,208	7,886,592
Cheung Kong Property Holdings Ltd.	2,017,000	12,255,704
CK Hutchison Holdings Ltd.	2,017,000	31,484,929
CLP Holdings Ltd.	3,151,500	27,565,029
First Pacific Co. Ltd./Hong Kong	3,820,500	3,617,660
Galaxy Entertainment Group Ltd.	3,820,000	18,283,053
Hang Lung Properties Ltd.	3,820,736	12,076,041
Hang Seng Bank Ltd.	1,260,600	25,304,534
Henderson Land Development Co. Ltd.	1,719,687	13,876,763
HKT Trust & HKT Ltd.	4,393,338	5,548,668
Hong Kong & China Gas Co. Ltd.	10,505,746	25,344,280
Hong Kong Exchanges and Clearing Ltd.	1,862,400	71,694,069
Hutchison Whampoa Ltd.	3,648,000	54,120,789
Hysan Development Co. Ltd.[a]	1,146,830	5,237,376
Kerry Properties Ltd.	1,050,500	4,384,113
Li & Fung Ltd.[a]	9,933,200	8,611,323
Link REIT (The)	3,820,086	22,176,709
MGM China Holdings Ltd.[a]	1,528,000	2,779,418
MTR Corp. Ltd.[a]	2,387,786	11,443,679
New World Development Co. Ltd.	8,977,921	11,975,889
NWS Holdings Ltd.	2,483,000	4,010,444
PCCW Ltd.	6,685,867	4,183,222
Power Assets Holdings Ltd.	2,328,000	22,314,298
Sands China Ltd.	4,049,200	15,645,070
Shangri-La Asia Ltd.[a]	1,911,000	2,923,862
Sino Land Co. Ltd.	4,966,800	8,509,150
SJM Holdings Ltd.[a]	3,247,000	4,159,518
Sun Hung Kai Properties Ltd.	2,814,000	47,701,376
Swire Pacific Ltd. Class A	955,000	12,849,882
Swire Properties Ltd.	1,948,200	6,635,122
Techtronic Industries Co. Ltd.	2,292,207	7,910,229
WH Group Ltd.[b,c]	9,645,500	7,391,331
Wharf Holdings Ltd. (The)	2,292,600	15,823,171
Wheelock & Co. Ltd.	1,528,000	8,239,694
Wynn Macau Ltd.[a]	2,521,200	4,755,171
Yue Yuen Industrial Holdings Ltd.	1,241,500	4,268,304

		727,321,058

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

May 31, 2015

Security	Shares	Value

NEW ZEALAND — 1.16%
Auckland International Airport Ltd.	1,582,817	$5,462,327
Contact Energy Ltd.	611,773	2,677,138
Fletcher Building Ltd.	1,139,506	7,102,742
Meridian Energy Ltd.	2,150,087	3,534,055
Mighty River Power Ltd.	1,170,257	2,381,511
Ryman Healthcare Ltd.	619,986	3,524,796
Spark New Zealand Ltd.	3,039,192	5,979,413

		30,661,982
SINGAPORE — 11.82%
Ascendas REIT	3,361,613	5,981,074
CapitaCommercial Trust	3,399,800	4,070,485
CapitaLand Ltd.[a]	4,221,100	10,921,224
CapitaMall Trust	4,011,000	6,452,569
City Developments Ltd.	668,500	5,213,596
ComfortDelGro Corp. Ltd.	3,590,800	8,145,784
DBS Group Holdings Ltd.	2,865,000	43,116,243
Genting Singapore PLC	10,008,400	6,826,101
Global Logistic Properties Ltd.	5,176,100	10,590,878
Golden Agri-Resources Ltd.	11,651,987	3,628,019
Hutchison Port Holdings Trust	9,378,100	6,189,546
Jardine Cycle & Carriage Ltd.[a]	171,900	5,017,201
Keppel Corp. Ltd.[a]	2,387,500	15,487,156
Noble Group Ltd.	7,926,508	4,671,639
Oversea-Chinese Banking Corp. Ltd.[a]	4,957,124	37,484,369
SembCorp Industries Ltd.	1,623,540	5,006,988
Sembcorp Marine Ltd[a]	1,375,200	3,068,687
Singapore Airlines Ltd.	897,700	7,553,484
Singapore Exchange Ltd.	1,317,900	8,236,264
Singapore Press Holdings Ltd.[a]	2,732,417	8,426,759
Singapore Technologies Engineering Ltd.	2,578,500	6,499,296
Singapore Telecommunications Ltd.	13,159,928	40,292,462
StarHub Ltd.	993,200	2,959,941
Suntec REIT	3,896,400	5,199,437
United Overseas Bank Ltd.	2,146,700	36,826,035
UOL Group Ltd.	783,100	4,267,021
Wilmar International Ltd.	3,170,600	7,897,706
Yangzijiang Shipbuilding Holdings Ltd.[a]	3,189,700	3,416,945

		313,446,909

TOTAL COMMON STOCKS
(Cost: $2,605,875,856)		2,631,250,975

SHORT-TERM INVESTMENTS — 1.87%

MONEY MARKET FUNDS — 1.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	46,646,107	46,646,107
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	2,612,261	2,612,261

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	299,786	$299,786

		49,558,154

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,558,154)		49,558,154

TOTAL INVESTMENTS IN SECURITIES — 101.13%
(Cost: $2,655,434,010)		2,680,809,129
Other Assets, Less Liabilities — (1.13)%		(30,050,061)

NET ASSETS — 100.00%		$2,650,759,068

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

142

Schedule of Investments  (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 92.54%

BANKS — 12.57%
Sberbank of Russia	12,470,620	$17,454,989
Sberbank of Russia ADR	559,034	3,158,542
VTB Bank OJSC	7,193,685,000	10,975,699
VTB Bank OJSC GDR[a]	384,465	1,143,783

		32,733,013
CHEMICALS — 2.60%
Uralkali PJSC	1,238,315	3,390,231
Uralkali PJSC GDR[a]	247,685	3,375,947

		6,766,178
DIVERSIFIED FINANCIAL SERVICES — 2.65%
Moscow Exchange MICEX-RTS OAO	5,071,100	6,893,566

		6,893,566
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.14%
Rostelecom OJSC	3,656,640	5,575,609

		5,575,609
ELECTRIC UTILITIES — 2.21%
RusHydro JSC	514,929,000	5,752,609

		5,752,609
FOOD & STAPLES RETAILING — 6.22%
Magnit PJSC GDR[a]	310,709	16,203,474

		16,203,474
METALS & MINING — 10.79%
Alrosa AO	6,540,400	8,117,461
MMC Norilsk Nickel OJSC	66,530	11,544,664
Severstal PAO	719,465	8,447,976

		28,110,101
OIL, GAS & CONSUMABLE FUELS — 46.61%
Gazprom OAO	8,917,427	23,735,770
Gazprom OAO ADR	4,250,860	22,814,366
Lukoil OAO	364,014	17,213,315
Lukoil OAO ADR (London)	350,832	16,825,903
NOVATEK OAO GDR[a]	122,869	12,397,482
Rosneft OAO	1,836,740	8,258,754
Rosneft OAO GDR[a]	739,187	3,384,737
Surgutneftegas OAO	4,539,200	2,717,182
Surgutneftegas OAO ADR	399,511	2,433,022
Tatneft OAO Class S	2,119,165	11,609,650

		121,390,181
WIRELESS TELECOMMUNICATION SERVICES — 6.75%
MegaFon OAO GDR[a]	382,245	5,867,461
Mobile TeleSystems OJSC ADR	888,398	9,292,643

Security	Shares	Value

Sistema JSFC GDR[a]	320,410	$2,435,116

		17,595,220

TOTAL COMMON STOCKS
(Cost: $336,082,583)		241,019,951

PREFERRED STOCKS — 6.82%

OIL, GAS & CONSUMABLE FUELS — 6.82%
AK Transneft OAO	4,876	11,423,939
Surgutneftegas OAO	8,700,500	6,336,295

		17,760,234

TOTAL PREFERRED STOCKS (Cost: $18,061,304)		17,760,234

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	246,391	246,391

		246,391

TOTAL SHORT-TERM INVESTMENTS (Cost: $246,391)		246,391

TOTAL INVESTMENTS IN SECURITIES — 99.45% (Cost: $354,390,278)		259,026,576
Other Assets, Less Liabilities — 0.55%		1,425,911

NET ASSETS — 100.00%		$260,452,487

ADR   —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

143

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.97%

AEROSPACE & DEFENSE — 2.15%
Singapore Technologies Engineering Ltd.	7,092,900	$17,878,167

		17,878,167
AIRLINES — 2.40%
Singapore Airlines Ltd.	2,364,367	19,894,407

		19,894,407
BANKS — 36.40%
DBS Group Holdings Ltd.[a]	7,375,500	110,996,108
Oversea-Chinese Banking Corp. Ltd.	12,780,050	96,639,121
United Overseas Bank Ltd.	5,495,400	94,272,041

		301,907,270
DISTRIBUTORS — 1.57%
Jardine Cycle & Carriage Ltd.[a]	447,300	13,055,231

		13,055,231
DIVERSIFIED FINANCIAL SERVICES — 2.65%
Singapore Exchange Ltd.	3,514,500	21,963,996

		21,963,996
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.52%
Singapore Telecommunications Ltd.	33,930,968	103,888,278

		103,888,278
FOOD PRODUCTS — 3.79%
Golden Agri-Resources Ltd.	31,375,528	9,769,236
Wilmar International Ltd.	8,690,400	21,647,078

		31,416,314
HOTELS, RESTAURANTS & LEISURE — 2.20%
Genting Singapore PLC	26,710,200	18,217,350

		18,217,350
INDUSTRIAL CONGLOMERATES — 6.44%
Keppel Corp. Ltd.[a]	6,134,400	39,792,423
SembCorp Industries Ltd.[a]	4,409,100	13,597,640

		53,390,063
MACHINERY — 2.13%
Sembcorp Marine Ltd[a]	3,770,100	8,412,781
Yangzijiang Shipbuilding Holdings Ltd.[a]	8,626,500	9,241,080

		17,653,861
MEDIA — 2.50%
Singapore Press Holdings Ltd.[a]	6,722,200	20,731,227

		20,731,227

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.06%
Ascendas REIT	9,073,835	$16,144,417
CapitaCommercial Trust	9,265,500	11,093,322
CapitaMall Trust	10,735,200	17,269,912
Suntec REIT[a]	10,543,500	14,069,464

		58,577,115
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.00%
CapitaLand Ltd.[a]	11,246,400	29,097,736
City Developments Ltd.	1,789,200	13,953,877
Global Logistic Properties Ltd.[a]	13,866,300	28,371,998
UOL Group Ltd.[a]	2,108,700	11,490,062

		82,913,673
ROAD & RAIL — 2.57%
ComfortDelGro Corp. Ltd.	9,393,300	21,308,843

		21,308,843
TRADING COMPANIES & DISTRIBUTORS — 1.47%
Noble Group Ltd.	20,703,699	12,202,121

		12,202,121
TRANSPORTATION INFRASTRUCTURE — 2.04%
Hutchison Port Holdings Trust[a]	25,687,800	16,953,948

		16,953,948
WIRELESS TELECOMMUNICATION SERVICES — 1.08%
StarHub Ltd.	3,003,300	8,950,453

		8,950,453

TOTAL COMMON STOCKS (Cost: $828,945,524)		820,902,317

SHORT-TERM INVESTMENTS — 9.56%

MONEY MARKET FUNDS — 9.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	74,713,151	74,713,151
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	4,184,063	4,184,063

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	416,506	$416,506

		79,313,720

TOTAL SHORT-TERM INVESTMENTS (Cost: $79,313,720)		79,313,720

TOTAL INVESTMENTS IN SECURITIES — 108.53% (Cost: $908,259,244)		900,216,037
Other Assets, Less Liabilities — (8.53)%		(70,754,192)

NET ASSETS — 100.00%		$829,461,845

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Singapore Index	149	Jun. 2015	Singapore	$8,341,968	$(238,594)

See accompanying notes to schedules of investments.

145

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

BANKS — 8.44%
African Bank Investments Ltd.[a,b]	2,626,522	$2,159
Barclays Africa Group Ltd.	477,692	6,898,959
Capitec Bank Holdings Ltd.	48,833	2,033,386
Nedbank Group Ltd.	276,717	5,480,783
Standard Bank Group Ltd.	1,709,809	22,216,170

		36,631,457
CAPITAL MARKETS — 2.20%
Brait SEa	472,939	4,128,584
Coronation Fund Managers Ltd.	320,317	2,329,770
Investec Ltd.	342,168	3,092,736

		9,551,090
CONTAINERS & PACKAGING — 0.57%
Nampak Ltd.	841,153	2,472,770

		2,472,770
DISTRIBUTORS — 0.91%
Imperial Holdings Ltd.	263,483	3,943,231

		3,943,231
DIVERSIFIED FINANCIAL SERVICES — 9.58%
FirstRand Ltd.	4,741,171	20,261,831
PSG Group Ltd.	124,131	2,125,307
Remgro Ltd.	677,727	13,841,109
RMB Holdings Ltd.	994,346	5,350,195

		41,578,442
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.43%
Telkom SA SOC Ltd.[a]	330,162	1,886,369

		1,886,369
FOOD & STAPLES RETAILING — 3.60%
Massmart Holdings Ltd.	152,940	1,894,821
Pick n Pay Stores Ltd.	343,284	1,609,529
Shoprite Holdings Ltd.	645,603	8,542,955
SPAR Group Ltd. (The)	231,856	3,548,034

		15,595,339
FOOD PRODUCTS — 1 .22%
Tiger Brands Ltd.	229,987	5,311,282

		5,311,282
HEALTH CARE PROVIDERS & SERVICES — 3.15%
Life Healthcare Group Holdings Ltd.	1,321,383	3,960,538
Mediclinic International Ltd.	611,177	5,366,996
Netcare Ltd.	1,354,425	4,331,177

		13,658,711

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.25%
Tsogo Sun Holdings Ltd.	517,383	$1,105,542

		1,105,542
HOUSEHOLD DURABLES — 4.62%
Steinhoff International Holdings Ltd.	3,242,406	20,052,273

		20,052,273
INDUSTRIAL CONGLOMERATES — 2.56%
Bidvest Group Ltd. (The)	448,534	11,094,883

		11,094,883
INSURANCE — 6.48%
Discovery Ltd.	501,625	5,022,125
Liberty Holdings Ltd.	161,281	2,080,074
MMI Holdings Ltd./South Africa	1,549,091	3,898,269
Rand Merchant Insurance Holdings Ltd.	941,836	3,359,346
Sanlam Ltd.	2,441,498	13,738,725

		28,098,539
MEDIA — 18.92%
Naspers Ltd. Class N	559,516	82,082,886

		82,082,886
METALS & MINING — 3.99%
African Rainbow Minerals Ltd.	153,176	1,231,174
Anglo American Platinum Ltd.[a]	75,987	1,804,478
AngloGold Ashanti Ltd.[a]	569,219	5,503,780
Gold Fields Ltd.	1,096,026	3,807,525
Impala Platinum Holdings Ltd.[a]	757,033	3,813,862
Kumba Iron Ore Ltd.	90,759	1,156,142

		17,316,961
MULTILINE RETAIL — 2.46%
Woolworths Holdings Ltd./South Africa	1,359,435	10,658,511

		10,658,511
OIL, GAS & CONSUMABLE FUELS — 6.64%
Exxaro Resources Ltd.[b]	201,817	1,393,243
Sasol Ltd.	779,344	27,426,196

		28,819,439
PAPER & FOREST PRODUCTS — 1.57%
Mondi Ltd.	166,606	3,771,031
Sappi Ltd.[a]	762,771	3,023,438

		6,794,469
PHARMACEUTICALS — 3.34%
Aspen Pharmacare Holdings Ltd.	482,138	14,475,136

		14,475,136
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.97%
Growthpoint Properties Ltd.	3,218,279	6,821,263

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2015

Security	Shares	Value

Hyprop Investments Ltd.	342,532	$3,220,171
Redefine Properties Ltd.	5,037,922	4,430,216
Resilient Property Income Fund Ltd.	361,571	2,744,525

		17,216,175
SPECIALTY RETAIL — 3.41%
Foschini Group Ltd. (The)	282,284	3,769,896
Mr. Price Group Ltd.	338,829	6,725,482
Truworths International Ltd.	602,501	4,295,532

		14,790,910
TRADING COMPANIES & DISTRIBUTORS — 0.58%
Barloworld Ltd.	309,300	2,498,244

		2,498,244
WIRELESS TELECOMMUNICATION SERVICES — 10.88%
MTN Group Ltd.	2,342,150	41,427,341
Vodacom Group Ltd.	524,026	5,754,585

		47,181,926

TOTAL COMMON STOCKS (Cost: $518,686,665)		432,814,585

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	476,696	476,696
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	26,696	26,696
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	82,450	82,450

		585,842

TOTAL SHORT-TERM INVESTMENTS (Cost: $585,842)		585,842

TOTAL INVESTMENTS IN SECURITIES — 99.90% (Cost: $519,272,507)		433,400,427
Other Assets, Less Liabilities — 0.10%		414,208

NET ASSETS — 100.00%		$433,814,635

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

147

Schedule of Investments  (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 96.84%

AEROSPACE & DEFENSE — 0.46%
Korea Aerospace Industries Ltd.	335,447	$19,280,825

		19,280,825
AIR FREIGHT & LOGISTICS — 0.65%
Hyundai Glovis Co. Ltd.[a]	120,960	27,340,835

		27,340,835
AIRLINES — 0.25%
Korean Air Lines Co. Ltd.[b]	289,323	10,559,996

		10,559,996
AUTO COMPONENTS — 3.54%
Halla Visteon Climate Control Corp.[a]	296,523	9,872,951
Hankook Tire Co. Ltd.	556,330	22,012,245
Hyundai Mobis Co. Ltd.	497,791	100,389,162
Hyundai Wia Corp.	124,035	16,004,516

		148,278,874
AUTOMOBILES — 5.79%
Hyundai Motor Co.	1,120,095	159,688,708
Kia Motors Corp.	1,926,410	82,827,373

		242,516,081
BANKS — 8.55%
BNK Financial Group Inc.[a]	1,495,239	21,182,271
DGB Financial Group Inc.	1,270,761	15,078,283
Hana Financial Group Inc.	2,086,331	55,911,600
Industrial Bank of Korea[a]	1,854,788	24,351,153
KB Financial Group Inc.	2,821,380	102,468,347
Shinhan Financial Group Co. Ltd.	3,104,743	117,382,117
Woori Bank	2,285,490	21,653,639

		358,027,410
BUILDING PRODUCTS — 0.52%
KCC Corp.	43,871	21,693,037

		21,693,037
CAPITAL MARKETS — 1.98%
Daewoo Securities Co. Ltd.	1,381,761	17,829,174
Korea Investment Holdings Co. Ltd.	309,712	18,556,171
Mirae Asset Securities Co. Ltd.	207,131	10,690,632
NH Investment & Securities Co. Ltd.	1,122,252	12,911,088
Samsung Securities Co. Ltd.	433,003	22,817,393

		82,804,458
CHEMICALS — 3.98%
Hanwha Chemical Corp.[a]	842,606	14,483,776
Hanwha Corp.	359,575	14,016,368
Hyosung Corp.	176,037	18,266,867

Security	Shares	Value

Kumho Petrochemical Co. Ltd.[a]	115,900	$8,230,390
LG Chem Ltd.	332,408	74,834,916
Lotte Chemical Corp.	116,466	24,801,242
OCI Co. Ltd.[a]	137,715	11,755,325

		166,388,884
COMMERCIAL SERVICES & SUPPLIES — 0.66%
KEPCO Plant Service & Engineering Co. Ltd.	162,833	15,794,764
S-1 Corp.	156,074	11,646,578

		27,441,342
CONSTRUCTION & ENGINEERING — 1.85%
Daelim Industrial Co. Ltd.[a]	219,124	15,481,533
Daewoo Engineering & Construction Co. Ltd.[a,b]	1,002,837	6,397,526
GS Engineering & Construction Corp.[a,b]	416,280	10,160,500
Hyundai Development Co. Engineering & Construction	427,350	23,329,280
Hyundai Engineering & Construction Co. Ltd.	548,654	21,906,555

		77,275,394
CONSUMER FINANCE — 0.25%
Samsung Card Co. Ltd.	277,860	10,480,079

		10,480,079
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.66%
KT Corp.[b]	515,828	13,474,596
LG Uplus Corp.	1,659,164	13,952,996

		27,427,592
ELECTRIC UTILITIES — 1.89%
Korea Electric Power Corp.	1,898,434	79,140,673

		79,140,673
ELECTRICAL EQUIPMENT — 0.57%
Doosan Heavy Industries & Construction Co. Ltd.	432,639	10,637,864
LS Corp.	152,669	6,784,524
LS Industrial Systems Co. Ltd.	131,395	6,283,722

		23,706,110
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.88%
LG Display Co. Ltd.	1,692,276	44,664,176
LG Innotek Co. Ltd.[a]	105,964	9,092,873
Samsung Electro-Mechanics Co. Ltd.[a]	449,899	22,408,684
Samsung SDI Co. Ltd.	401,811	44,414,029

		120,579,762
FOOD & STAPLES RETAILING — 0.82%
E-Mart Co. Ltd.	154,405	34,343,183

		34,343,183
FOOD PRODUCTS — 1.50%
CJ CheilJedang Corp.	59,712	22,090,611
Lotte Confectionery Co. Ltd.	5,890	10,661,259
Orion Corp./Republic of Korea	26,606	30,009,023

		62,760,893

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2015

Security	Shares	Value

GAS UTILITIES — 0.26%
Korea Gas Corp.	229,159	$10,752,328

		10,752,328
HOTELS, RESTAURANTS & LEISURE — 1.02%
Kangwon Land Inc.	872,000	31,709,091
Paradise Co. Ltd.[a]	388,379	10,758,615

		42,467,706
HOUSEHOLD DURABLES — 2.00%
Coway Co. Ltd.	398,918	32,935,706
Hanssem Co. Ltd.[a]	58,279	11,831,965
LG Electronics Inc.[a]	778,289	38,835,445

		83,603,116
HOUSEHOLD PRODUCTS — 1.18%
LG Household & Health Care Ltd.	67,959	49,547,369

		49,547,369
INDUSTRIAL CONGLOMERATES — 2.80%
Cheil Industries Inc.[a,b]	124,455	21,561,345
CJ Corp.	109,964	23,813,544
Doosan Corp.	66,711	6,892,316
LG Corp.	694,305	39,030,184
SK Holdings Co. Ltd.	159,993	25,841,414

		117,138,803
INSURANCE — 3.96%
Dongbu Insurance Co. Ltd.	327,018	15,166,907
Hanwha Life Insurance Co. Ltd.	1,708,010	12,714,715
Hyundai Marine & Fire Insurance Co. Ltd.	504,681	12,659,717
Samsung Fire & Marine Insurance Co. Ltd.	244,362	67,030,046
Samsung Life Insurance Co. Ltd.	576,436	58,254,755

		165,826,140
INTERNET SOFTWARE & SERVICES — 3.15%
Daum Kakao Corp.[a]	192,487	20,373,314
NAVER Corp.	203,167	111,643,314

		132,016,628
IT SERVICES — 2.22%
Samsung SDS Co. Ltd.[a]	196,631	59,437,297
SK C&C Co. Ltd.[a]	148,153	33,353,642

		92,790,939
MACHINERY — 2.01%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	829,166	11,970,815
Doosan Infracore Co. Ltd.[a,b]	1,112,214	10,487,378
Hyundai Heavy Industries Co. Ltd.[a,b]	306,812	35,989,677
Hyundai Mipo Dockyard Co. Ltd.[a,b]	100,350	7,108,031
Samsung Heavy Industries Co. Ltd.[a]	1,159,671	18,730,531

		84,286,432

Security	Shares	Value

MARINE — 0.14%
Hyundai Merchant Marine Co. Ltd.[a,b]	733,634	$5,858,480

		5,858,480
MEDIA — 0.29%
Cheil Worldwide Inc.[a,b]	654,558	12,166,835

		12,166,835
METALS & MINING — 4.04%
Hyundai Steel Co.[a]	515,908	34,727,486
Korea Zinc Co. Ltd.	63,506	28,766,084
POSCO	478,956	105,450,272

		168,943,842
MULTILINE RETAIL — 1.14%
Hyundai Department Store Co. Ltd.	118,791	16,399,750
Lotte Shopping Co. Ltd.	83,213	18,996,516
Shinsegae Co. Ltd.	56,029	12,285,177

		47,681,443
OIL, GAS & CONSUMABLE FUELS — 2.00%
GS Holdings Corp.	396,219	17,732,878
S-Oil Corp.	345,101	20,551,921
SK Innovation Co. Ltd.[b]	446,968	45,372,344

		83,657,143
PERSONAL PRODUCTS — 2.78%
AmorePacific Corp.	230,046	83,860,667
AmorePacific Group	206,137	32,550,395

		116,411,062
PHARMACEUTICALS — 1.05%
Celltrion Inc.[a,b]	461,342	28,723,301
Yuhan Corp.	63,519	15,303,021

		44,026,322
ROAD & RAIL — 0.23%
CJ Korea Express Co. Ltd.[a,b]	56,440	9,574,302

		9,574,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.53%
SK Hynix Inc.	4,115,440	189,757,712

		189,757,712
SOFTWARE — 0.50%
NCsoft Corp.	117,080	20,811,875

		20,811,875
SPECIALTY RETAIL — 0.65%
Hotel Shilla Co. Ltd.[a]	251,869	27,158,444

		27,158,444

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2015

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 20.39%
Samsung Electronics Co. Ltd.	723,747	$853,541,465

		853,541,465
TOBACCO — 1.68%
KT&G Corp.	807,771	70,263,140

		70,263,140
TRADING COMPANIES & DISTRIBUTORS — 1.62%
Daewoo International Corp.[a]	370,689	8,913,929
Samsung C&T Corp.[a]	910,944	51,783,868
SK Networks Co. Ltd.	964,082	7,185,488

		67,883,285
WIRELESS TELECOMMUNICATION SERVICES — 0.40%
SK Telecom Co. Ltd.	75,038	16,690,157

		16,690,157

TOTAL COMMON STOCKS
(Cost: $2,445,235,128)		4,052,900,396

PREFERRED STOCKS — 3.43%

AUTOMOBILES — 1.18%
Hyundai Motor Co.	180,684	19,075,144
Hyundai Motor Co. Series 2	278,945	30,455,533

		49,530,677
CHEMICALS — 0.25%
LG Chem Ltd.[a]	64,910	10,396,142

		10,396,142
PERSONAL PRODUCTS — 0.11%
Amorepacific Corp.	23,035	4,479,172

		4,479,172
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.89%
Samsung Electronics Co. Ltd.	81,421	79,272,059

		79,272,059

TOTAL PREFERRED STOCKS
(Cost: $103,700,385)		143,678,050

SHORT-TERM INVESTMENTS — 6.11%

MONEY MARKET FUNDS — 6.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	237,167,919	237,167,919
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	13,281,805	13,281,805

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,218,621	$5,218,621

		255,668,345

TOTAL SHORT-TERM INVESTMENTS
(Cost: $255,668,345)		255,668,345

TOTAL INVESTMENTS IN SECURITIES — 106.38% (Cost: $2,804,603,858)		4,452,246,791
Other Assets, Less Liabilities — (6.38)%		(266,901,774)

NET ASSETS — 100.00%		$4,185,345,017

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

150

Schedule of Investments  (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

AIRLINES — 2.20%
International Consolidated Airlines Group SAa	4,666,731	$39,365,376

		39,365,376
BANKS — 44.40%
Banco Bilbao Vizcaya Argentaria SA	21,599,045	212,955,368
Banco de Sabadell SAb	22,639,856	57,237,732
Banco Popular Espanol SA	9,429,535	46,417,963
Banco Santander SA	52,197,767	371,060,205
Bankia SAa	26,907,806	34,721,957
Bankinter SA	3,042,457	22,365,195
CaixaBank SA	10,632,798	50,872,345

		795,630,765
BIOTECHNOLOGY — 1.98%
Grifols SA	890,792	35,461,084

		35,461,084
CONSTRUCTION & ENGINEERING — 4.60%
ACS Actividades de Construccion y Servicios SA	1,021,956	32,889,990
Ferrovial SA	2,301,995	49,605,162

		82,495,152
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.11%
Telefonica SA	15,361,760	216,923,343

		216,923,343
ELECTRIC UTILITIES — 8.15%
Endesa SA	1,184,706	22,112,974
Iberdrola SA	12,343,249	85,200,798
Red Electrica Corp. SA	462,036	38,791,862

		146,105,634
FOOD & STAPLES RETAILING — 1.86%
Distribuidora Internacional de Alimentacion SA	4,186,302	33,302,534

		33,302,534
GAS UTILITIES — 4.32%
Enagas SA	968,946	27,816,443
Gas Natural SDG SA	2,018,833	49,567,945

		77,384,388
INSURANCE — 1.46%
Mapfre SA	7,358,248	26,186,194

		26,186,194
IT SERVICES — 4.57%
Amadeus IT Holding SA Class A	1,804,878	81,990,709

		81,990,709

Security	Shares	Value

MACHINERY — 1.26%
Zardoya Otis SA	1,759,750	$22,592,137

		22,592,137
OIL, GAS & CONSUMABLE FUELS — 4.39%
Repsol SA	4,139,671	78,698,122

		78,698,122
SPECIALTY RETAIL — 4.58%
Inditex SA	2,480,620	82,024,016

		82,024,016
TRANSPORTATION INFRASTRUCTURE — 3.94%
Abertis Infraestructuras SA	2,299,193	40,318,941
Aena SAa,c	289,369	30,265,638

		70,584,579

TOTAL COMMON STOCKS
(Cost: $2,028,470,350)		1,788,744,033

SHORT-TERM INVESTMENTS — 1.06%

MONEY MARKET FUNDS — 1.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[d,e,f]	15,913,176	15,913,176
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	891,165	891,165
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,176,503	2,176,503

		18,980,844

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,980,844)		18,980,844

TOTAL INVESTMENTS IN SECURITIES — 100.88% (Cost: $2,047,451,194)		1,807,724,877
Other Assets, Less Liabilities — (0.88)%		(15,841,395)

NET ASSETS — 100.00%		$1,791,883,482

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

151

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWEDEN ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.97%

BANKS — 25.64%
Nordea Bank AB	3,181,216	$41,292,008
Skandinaviska Enskilda Banken AB Class A	1,591,668	19,616,529
Svenska Handelsbanken AB Class A	1,568,950	23,578,459
Swedbank AB Class A	948,930	22,212,911

		106,699,907
BUILDING PRODUCTS — 4.93%
Assa Abloy AB Class B	348,674	20,527,159

		20,527,159
COMMERCIAL SERVICES & SUPPLIES — 1.07%
Securitas AB Class B	329,660	4,468,030

		4,468,030
COMMUNICATIONS EQUIPMENT — 8.58%
Telefonaktiebolaget LM Ericsson Class B	3,187,422	35,702,021

		35,702,021
CONSTRUCTION & ENGINEERING — 2.00%
Skanska AB Class B	401,332	8,332,949

		8,332,949
DIVERSIFIED FINANCIAL SERVICES — 7.34%
Industrivarden AB Class C	173,850	3,459,114
Investment AB Kinnevik Class B	246,670	8,219,495
Investor AB Class B	478,238	18,846,404

		30,525,013
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.85%
TeliaSonera AB	2,721,998	16,009,035

		16,009,035
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.37%
Hexagon AB Class B	269,300	9,862,414

		9,862,414
FOOD & STAPLES RETAILING — 0.68%
ICA Gruppen AB	81,184	2,823,973

		2,823,973
HEALTH CARE EQUIPMENT & SUPPLIES — 1.87%
Elekta AB Class Ba	387,390	2,722,718
Getinge AB Class B	210,096	5,068,006

		7,790,724
HOUSEHOLD DURABLES — 2.64%
Electrolux AB Class B	252,248	7,679,083

Security	Shares	Value

Husqvarna AB Class B	433,642	$3,293,953

		10,973,036
HOUSEHOLD PRODUCTS — 3.86%
Svenska Cellulosa AB SCA Class B	616,496	16,047,462

		16,047,462
MACHINERY — 19.62%
Alfa Laval AB	310,105	5,839,909
Atlas Copco AB Class A	705,481	21,286,759
Atlas Copco AB Class B	408,446	10,971,314
Sandvik AB	1,119,344	13,454,740
SKF AB Class B	417,564	10,057,956
Volvo AB Class B	1,545,506	20,024,405

		81,635,083
METALS & MINING — 1.48%
Boliden AB	288,000	6,161,834

		6,161,834
OIL, GAS & CONSUMABLE FUELS — 0.86%
Lundin Petroleum ABa,b	229,122	3,598,824

		3,598,824
SPECIALTY RETAIL — 9.40%
Hennes & Mauritz AB Class B	994,566	39,135,656

		39,135,656
TOBACCO — 1.50%
Swedish Match AB	210,754	6,262,963

		6,262,963
WIRELESS TELECOMMUNICATION SERVICES — 2.28%
Millicom International Cellular SA SDR	69,212	5,540,881
Tele2 AB Class B	335,070	3,929,566

		9,470,447

TOTAL COMMON STOCKS
(Cost: $431,595,247)		416,026,530

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	3,538,047	3,538,047
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	198,137	198,137

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	95,104	$95,104

		3,831,288

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,831,288)		3,831,288

TOTAL INVESTMENTS IN SECURITIES — 100.89% (Cost: $435,426,535)		419,857,818
Other Assets, Less Liabilities — (0.89)%		(3,705,990)

NET ASSETS — 100.00%		$416,151,828

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

153

Schedule of Investments  (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.32%

BIOTECHNOLOGY — 1.57%
Actelion Ltd. Registered	137,786	$19,192,326

		19,192,326
BUILDING PRODUCTS — 1.45%
Geberit AG Registered	49,418	17,706,349

		17,706,349
CAPITAL MARKETS — 10.18%
Credit Suisse Group AG Registered	1,630,406	43,052,328
Julius Baer Group Ltd.	304,309	16,548,526
Partners Group Holding AG	30,969	9,676,273
UBS Group AG	2,577,575	55,248,388

		124,525,515
CHEMICALS — 6.98%
EMS-Chemie Holding AG Registered	18,052	7,659,207
Givaudan SA Registered	11,280	20,590,619
Sika AG Bearer	3,235	11,073,106
Syngenta AG Registered	102,244	46,117,371

		85,440,303
CONSTRUCTION MATERIALS — 1.77%
Holcim Ltd. Registered	276,131	21,704,684

		21,704,684
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Pargesa Holding SA Bearer	80,736	5,661,405

		5,661,405
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.48%
Swisscom AG Registered	31,311	18,072,655

		18,072,655
ELECTRICAL EQUIPMENT — 4.11%
ABB Ltd. Registered	2,307,528	50,291,806

		50,291,806
ENERGY EQUIPMENT & SERVICES — 0.84%
Transocean Ltd.[a]	531,574	10,221,818

		10,221,818
FOOD PRODUCTS — 19.30%
Aryzta AG	139,143	8,790,929
Barry Callebaut AG Registered	5,713	6,419,441
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,804	9,489,000
Chocoladefabriken Lindt & Sprungli AG Registered	162	10,150,008

Security	Shares	Value

Nestle SA Registered	2,604,656	$201,282,051

		236,131,429
HEALTH CARE EQUIPMENT & SUPPLIES — 0.95%
Sonova Holding AG Registered	77,669	11,666,611

		11,666,611
INSURANCE — 8.66%
Baloise Holding AG Registered	76,345	9,476,864
Swiss Life Holding AG Registered	48,325	11,551,691
Swiss Re AG	388,178	34,729,658
Zurich Insurance Group AG	157,775	50,158,184

		105,916,397
LIFE SCIENCES TOOLS & SERVICES — 1.01%
Lonza Group AG Registered	88,749	12,418,369

		12,418,369
MACHINERY — 2.20%
Schindler Holding AG Participation Certificates	70,332	12,279,303
Schindler Holding AG Registered	48,333	8,361,632
Sulzer AG Registered	57,519	6,298,524

		26,939,459
MARINE — 0.94%
Kuehne + Nagel International AG Registered	81,929	11,464,067

		11,464,067
PHARMACEUTICALS — 28.38%
Novartis AG Registered	1,839,227	188,143,749
Roche Holding AG	543,104	159,013,436

		347,157,185
PROFESSIONAL SERVICES — 2.56%
Adecco SA Registered	221,373	17,529,616
SGS SA Registered	7,173	13,732,377

		31,261,993
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.75%
Swiss Prime Site AG Registered	114,885	9,164,251

		9,164,251
TEXTILES, APPAREL & LUXURY GOODS — 5.73%
Cie. Financiere Richemont SA Class A Registered	551,461	47,467,677
Swatch Group AG (The) Bearer	38,620	15,278,512
Swatch Group AG (The) Registered	93,673	7,402,684

		70,148,873

TOTAL COMMON STOCKS
(Cost: $1,174,361,368)		1,215,085,495

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

May 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[b,c,d]	49,724	$49,724
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	2,785	2,785
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	790,903	790,903

		843,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $843,412)		843,412

TOTAL INVESTMENTS IN SECURITIES — 99.39% (Cost: $1,175,204,780)		1,215,928,907
Other Assets, Less Liabilities — 0.61%		7,496,873

NET ASSETS — 100.00%		$1,223,425,780

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® MSCI TAIWAN ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

AIRLINES — 0.50%
China Airlines Ltd.[a]	21,180,761	$10,351,266
EVA Airways Corp.[a]	15,151,089	11,230,159

		21,581,425
AUTO COMPONENTS — 0.70%
Cheng Shin Rubber Industry Co. Ltd.[b]	13,230,670	30,605,596

		30,605,596
AUTOMOBILES — 0.28%
China Motor Corp.	3,973,000	3,417,300
Yulon Motor Co. Ltd.[b]	6,615,362	8,901,523

		12,318,823
BANKS — 9.93%
Chang Hwa Commercial Bank Ltd.	35,721,531	20,890,805
China Development Financial Holding Corp.	113,778,508	45,595,923
CTBC Financial Holding Co. Ltd.	113,778,066	86,372,428
E.Sun Financial Holding Co. Ltd.[b]	52,920,463	36,035,502
First Financial Holding Co. Ltd.	61,702,524	37,994,908
Hua Nan Financial Holdings Co. Ltd.	50,418,928	30,307,537
Mega Financial Holding Co. Ltd.	82,026,271	73,493,059
SinoPac Financial Holdings Co. Ltd.	71,112,547	32,784,105
Taishin Financial Holding Co. Ltd.	66,150,676	28,664,646
Taiwan Business Bank[a]	34,398,770	11,263,403
Taiwan Cooperative Financial Holding Co. Ltd.	54,799,309	29,191,304

		432,593,620
BUILDING PRODUCTS — 0.11%
Taiwan Glass Industry Corp.	7,938,693	4,978,980

		4,978,980
CAPITAL MARKETS — 0.96%
Yuanta Financial Holding Co. Ltd.	71,442,164	41,897,467

		41,897,467
CHEMICALS — 5.84%
Formosa Chemicals & Fibre Corp.[b]	26,460,610	64,744,137
Formosa Plastics Corp.	34,398,518	84,390,852
Nan Ya Plastics Corp.	39,690,938	93,883,364
Taiwan Fertilizer Co. Ltd.	6,615,000	11,487,294

		254,505,647
CONSTRUCTION & ENGINEERING — 0.21%
CTCI Corp.	5,292,000	9,120,868

		9,120,868
CONSTRUCTION MATERIALS — 1.41%
Asia Cement Corp.	18,544,136	23,502,652

Security	Shares	Value

Taiwan Cement Corp.	27,783,504	$37,747,112

		61,249,764
DIVERSIFIED FINANCIAL SERVICES — 3.09%
Chailease Holding Co. Ltd.[b]	7,938,940	20,071,735
Fubon Financial Holding Co. Ltd.	55,566,515	114,417,090

		134,488,825
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.45%
Asia Pacific Telecom Co. Ltd.	15,876,000	6,439,781
Chunghwa Telecom Co. Ltd.	31,752,648	100,348,837

		106,788,618
ELECTRICAL EQUIPMENT — 0.34%
Teco Electric and Machinery Co. Ltd.	15,876,092	14,638,302
Ya Hsin Industrial Co. Ltd.[a]	6,845,461	2

		14,638,304
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 15.68%
AU Optronics Corp.[b]	71,442,830	39,221,050
Delta Electronics Inc.	15,178,180	86,787,561
Hon Hai Precision Industry Co. Ltd.	109,809,194	354,546,350
Innolux Corp.[b]	70,119,873	43,406,561
Largan Precision Co. Ltd.	833,794	92,906,379
Pacific Electric Wire & Cable Co. Ltd.[a]	197	—
Simplo Technology Co. Ltd.	2,216,835	10,219,990
Synnex Technology International Corp.[b]	10,584,538	15,708,002
TPK Holding Co. Ltd.[b]	2,306,466	15,329,849
WPG Holdings Ltd.[b]	11,907,744	15,343,931
Zhen Ding Technology Holding Ltd.[b]	2,646,072	9,396,991

		682,866,664
FOOD & STAPLES RETAILING — 0.77%
President Chain Store Corp.[b]	4,656,215	33,678,029

		33,678,029
FOOD PRODUCTS — 1.74%
Standard Foods Corp.	2,826,859	7,358,878
Uni-President Enterprises Corp.	38,367,528	68,377,277

		75,736,155
HOTELS, RESTAURANTS & LEISURE — 0.00%
Formosa International Hotels Corp.	16,184	152,122

		152,122
INDUSTRIAL CONGLOMERATES — 0.67%
Far Eastern New Century Corp.	26,460,239	29,181,868

		29,181,868
INSURANCE — 3.88%
Cathay Financial Holding Co. Ltd.	67,473,483	120,688,568
China Life Insurance Co. Ltd./Taiwan	23,814,253	26,690,460
Shin Kong Financial Holding Co. Ltd.	66,150,030	21,487,499

		168,866,527

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2015

Security	Shares	Value

LEISURE PRODUCTS — 0.72%
Giant Manufacturing Co. Ltd.	2,267,590	$19,282,605
Merida Industry Co. Ltd.	1,646,100	11,879,293

		31,161,898
MACHINERY — 0.28%
Hiwin Technologies Corp.[b]	1,568,246	12,083,869

		12,083,869
MARINE — 0.49%
Evergreen Marine Corp. Taiwan Ltd.[a]	14,553,766	8,369,139
U-Ming Marine Transport Corp.	3,969,800	5,522,773
Wan Hai Lines Ltd.	2,646,000	2,525,911
Yang Ming Marine Transport Corp.[a]	11,907,635	4,830,093

		21,247,916
METALS & MINING — 1.86%
China Steel Corp.[b]	97,902,977	81,019,634

		81,019,634
MULTILINE RETAIL — 0.03%
Far Eastern Department Stores Ltd.	2,014,456	1,483,293

		1,483,293
OIL, GAS & CONSUMABLE FUELS — 0.52%
Formosa Petrochemical Corp.	9,261,950	22,662,250

		22,662,250
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.50%
Highwealth Construction Corp.	5,292,300	13,276,874
Ruentex Development Co. Ltd.[b]	5,292,487	8,500,949

		21,777,823
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.39%
Advanced Semiconductor Engineering Inc.	51,597,448	73,967,605
Epistar Corp.[b]	7,938,047	12,802,050
Hermes Microvision Inc.[b]	324,000	25,598,671
Inotera Memories Inc.[a,b]	18,522,000	21,845,255
Kinsus Interconnect Technology Corp.[b]	2,113,043	6,416,304
MediaTek Inc.[b]	12,340,175	166,650,459
Novatek Microelectronics Corp.[b]	4,696,544	25,630,310
Phison Electronics Corp.	1,323,698	12,808,728
Powertech Technology Inc.	5,292,036	11,276,159
Radiant Opto-Electronics Corp.[b]	3,544,583	12,992,069
Realtek Semiconductor Corp.	3,969,063	12,116,808
Siliconware Precision Industries Co. Ltd.[b]	25,137,214	41,604,616
Taiwan Semiconductor Manufacturing Co. Ltd.[b]	203,742,882	969,161,072
Transcend Information Inc.	1,323,905	5,089,786
United Microelectronics Corp.[b]	100,548,501	45,535,600
Vanguard International Semiconductor Corp.	6,615,000	10,776,073

		1,454,271,565

Security	Shares	Value

SPECIALTY RETAIL — 0.75%
Hotai Motor Co. Ltd.	2,033,000	$32,753,999

		32,753,999
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.25%
Acer Inc.[a,b]	22,843,737	13,657,269
Advantech Co. Ltd.	2,781,444	22,428,808
Asutek Computer Inc.[b]	5,875,857	57,814,773
Casetek Holdings Ltd.	1,323,000	9,332,079
Catcher Technology Co. Ltd.[b]	5,292,743	62,078,894
Chicony Electronics Co. Ltd.	3,984,624	11,138,720
Compal Electronics Inc.[b]	35,721,554	29,561,381
Foxconn Technology Co. Ltd.	7,938,724	27,934,128
HTC Corp.[a,b]	5,626,884	18,882,776
Inventec Corp.	19,845,868	14,225,038
Lite-On Technology Corp.	17,199,565	22,078,743
Pegatron Corp.	13,230,037	39,483,641
Quanta Computer Inc.[b]	22,921,240	58,174,978
Wistron Corp.[b]	19,845,113	16,293,515

		403,084,743
TEXTILES, APPAREL & LUXURY GOODS — 1.76%
Eclat Textile Co. Ltd.	1,513,080	22,282,350
Feng TAY Enterprise Co. Ltd.	2,338,000	12,530,577
Formosa Taffeta Co. Ltd.	6,615,515	7,177,423
Pou Chen Corp.	17,199,103	24,655,802
Ruentex Industries Ltd.	4,299,262	10,057,245

		76,703,397
WIRELESS TELECOMMUNICATION SERVICES — 1.84%
Far EasTone Telecommunications Co. Ltd.	13,230,259	31,423,643
Taiwan Mobile Co. Ltd.	13,905,609	48,929,912

		80,353,555

TOTAL COMMON STOCKS
(Cost: $2,684,457,296)		4,353,853,244

SHORT-TERM INVESTMENTS — 4.80%

MONEY MARKET FUNDS — 4.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	189,516,799	189,516,799
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	10,613,261	10,613,261

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

May 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,819,302	$8,819,302

		208,949,362

TOTAL SHORT-TERM INVESTMENTS (Cost: $208,949,362)		208,949,362

TOTAL INVESTMENTS IN SECURITIES — 104.75% (Cost: $2,893,406,658)		4,562,802,606
Other Assets, Less Liabilities — (4.75)%		(206,800,215)

NET ASSETS — 100.00%		$4,356,002,391

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of May 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index	100	Jun. 2015	Singapore	$3,604,000	$14,695

See accompanying notes to schedules of investments.

158

Schedule of Investments  (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.76%

AIRLINES — 0.66%
Bangkok Airways Co. Ltd.	1,446,000	$932,764
Nok Airlines PCL NVDR[a]	824,600	264,735
Thai Airways International PCL NVDR[a,b]	3,326,166	1,354,592

		2,552,091
AUTO COMPONENTS — 0.64%
PCS Machine Group Holding PCL	1,081,000	261,895
Somboon Advance Technology PCL NVDR	1,416,325	804,156
Sri Trang Agro-Industry PCL NVDR	3,552,071	1,393,797

		2,459,848
BANKS — 21.51%
Bangkok Bank PCL Foreign	750,600	4,060,916
Bangkok Bank PCL NVDR	941,200	5,092,105
Kasikornbank PCL Foreign	3,670,000	21,273,781
Kasikornbank PCL NVDR	1,909,700	11,069,902
Kiatnakin Bank PCL NVDR[b]	1,754,473	1,877,557
Krung Thai Bank PCL NVDR[b]	12,982,300	6,985,126
LH Financial Group PCL NVDR	26,731,219	1,311,133
Siam Commercial Bank PCL (The) NVDR	4,909,200	23,130,446
Thanachart Capital PCL NVDR	2,751,300	2,801,190
Tisco Financial Group PCL NVDR	1,852,310	2,477,822
TMB Bank PCL NVDR	38,086,300	2,875,719

		82,955,697
BEVERAGES — 0.16%
Carabao Group PCL	496,500	619,887

		619,887
BUILDING PRODUCTS — 0.42%
Dynasty Ceramic PCL NVDR	13,758,740	1,603,278

		1,603,278
CAPITAL MARKETS — 0.15%
AIRA Capital Co. Ltd.[b]	2,626,600	271,717
Asia Plus Group Holdings Securities NVDR[b]	2,391,600	285,798

		557,515
CHEMICALS — 3.79%
Eastern Polymer Group PCL	1,357,700	395,525
Indorama Ventures PCL NVDR	5,430,510	4,116,469
PTT Global Chemical PCL NVDR	4,804,407	9,354,597
Siamgas & Petrochemicals PCL NVDR[b]	2,239,200	752,169

		14,618,760
COMMERCIAL SERVICES & SUPPLIES — 0.15%
Inter Far East Engineering PCL	1,630,200	557,292

		557,292

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 1.93%
CH Karnchang PCL NVDR[b]	2,483,700	$1,974,999
Italian-Thai Development PCL NVDR[a,b]	9,386,348	2,190,334
Sino-Thai Engineering & Construction PCL NVDR[b]	3,313,628	2,275,411
Sriracha Construction PCL NVDR	317,700	264,435
TTCL PCL NVDR[b]	360,900	362,080
Unique Engineering & Construction PCL	833,900	381,750

		7,449,009
CONSTRUCTION MATERIALS — 5.05%
Siam Cement PCL (The) Foreign	910,100	14,230,458
Siam Cement PCL (The) NVDR	268,900	4,220,547
Superblock PCL[a,b]	17,387,650	1,033,748

		19,484,753
CONSUMER FINANCE — 0.74%
Krungthai Card PCL NVDR[b]	218,000	605,916
Muangthai Leasing PCL	1,358,800	747,259
Srisawad Power 1979 PCL NVDR	1,187,018	1,482,008

		2,835,183
CONTAINERS & PACKAGING — 0.22%
Polyplex Thailand PCL NVDR[a]	2,740,850	855,497

		855,497
DISTRIBUTORS — 0.21%
Energy Earth PCL NVDR	5,724,600	816,828

		816,828
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.47%
Jasmine International PCL NVDR[b]	14,509,668	2,415,402
Samart Telcoms PCL NVDR[b]	545,600	377,898
Thaicom PCL NVDR[b]	1,082,100	1,182,139
True Corp. PCL NVDR[a]	27,561,172	9,421,923

		13,397,362
ELECTRICAL EQUIPMENT — 0.18%
Gunkul Engineering PCL NVDR[b]	921,982	692,035

		692,035
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.76%
Cal-Comp Electronics Thailand PCL NVDR	15,536,512	1,727,305
Delta Electronics Thailand PCL NVDR	2,164,344	5,500,934
Hana Microelectronics PCL NVDR	2,769,200	3,375,065
Jay Mart PCL NVDR	14	4
KCE Electronics PCL NVDR	660,900	1,026,517
Loxley PCL NVDR	2,298,205	252,775
Samart Corp. PCL NVDR	2,526,137	1,933,651
Samart I-Mobile PCL	3,864,900	268,843
SVI PCL NVDR	2,864,115	425,701

		14,510,795

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2015

Security	Shares	Value

FOOD & STAPLES RETAILING — 4.81%
CP ALL PCL NVDR	13,630,400	$18,537,182

		18,537,182
FOOD PRODUCTS — 4.03%
Charoen Pokphand Foods PCL NVDR	10,019,200	7,296,980
GFPT PCL NVDR[b]	3,500,800	1,373,679
Ichitan Group PCL NVDR[b]	882,700	561,527
Kaset Thai International Sugar Corp. PCL	1,049,200	282,261
Khon Kaen Sugar Industry PCL NVDR	7,619,780	1,078,185
Thai Union Frozen Products PCL NVDR	5,687,900	3,449,262
Thai Vegetable Oil PCL NVDR	2,307,253	1,515,764

		15,557,658
GAS UTILITIES — 0.07%
Scan Inter PCL[a]	613,100	260,622

		260,622
HEALTH CARE PROVIDERS & SERVICES — 4.35%
Bangkok Chain Hospital PCL NVDR	5,163,025	1,074,351
Bangkok Dusit Medical Services PCL NVDR	12,242,500	7,023,789
Bumrungrad Hospital PCL NVDR	1,444,076	7,469,358
Chularat Hospital PCL NVDR[b]	9,095,500	489,383
Vibhavadi Medical Center PCL NVDR	15,796,300	699,658

		16,756,539
HOTELS, RESTAURANTS & LEISURE — 1.33%
Erawan Group PCL (The) NVDR[b]	2,087,800	273,077
Minor International PCL NVDR	5,357,710	4,857,615

		5,130,692
HOUSEHOLD PRODUCTS — 0.07%
DSG International Thailand PCL NVDR	1,277,380	265,804

		265,804
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.79%
CK Power PCL NVDR[b]	4,428,860	397,597
Glow Energy PCL NVDR	2,039,500	5,426,137
SPCG PCL NVDR	990,100	802,028
Thai Solar Energy PCL	1,422,400	276,954

		6,902,716
INSURANCE — 0.16%
Thai Reinsurance PCL NVDR[a,b]	6,483,440	601,318

		601,318
INTERNET & CATALOG RETAIL — 0.09%
OfficeMate PCL NVDR	222,200	348,426

		348,426
MACHINERY — 0.07%
BJC Heavy Industries PCL NVDR	1,263,250	274,130

		274,130

Security	Shares	Value

MARINE — 0.66%
Precious Shipping PCL NVDR[b]	2,979,000	$748,292
Thoresen Thai Agencies PCL NVDR[b]	4,841,189	1,813,287

		2,561,579
MEDIA — 2.23%
BEC World PCL NVDR	3,731,900	4,160,115
E for L Aim PCL	6,776,900	251,817
Major Cineplex Group PCL NVDR	2,574,000	2,582,417
Plan B Media PCL	1,760,300	277,336
RS PCL NVDR	1,144,600	432,117
VGI Global Media PCL NVDR[b]	4,807,140	645,906
Workpoint Entertainment PCL	254,000	266,156

		8,615,864
METALS & MINING — 0.38%
STP & I PCL NVDR[b]	2,897,010	1,481,230

		1,481,230
OIL, GAS & CONSUMABLE FUELS — 16.89%
Bangchak Petroleum PCL (The) NVDR	1,829,500	1,808,290
Banpu PCL NVDR	4,460,800	3,514,007
Energy Absolute PCL NVDR	3,158,300	2,309,577
Esso Thailand PCL NVDR[a]	5,848,800	1,112,733
IRPC PCL NVDR	40,083,900	4,933,036
PTT Exploration & Production PCL NVDR	4,198,784	13,480,044
PTT PCL NVDR	3,201,800	33,026,891
Thai Oil PCL NVDR	3,106,100	4,939,844

		65,124,422
PERSONAL PRODUCTS — 0.07%
Beauty Community PCL	2,256,200	285,714

		285,714
PHARMACEUTICALS — 0.08%
Mega Lifesciences PCL NVDR	560,200	319,734

		319,734
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.36%
Amata Corp. PCL NVDR	3,021,100	1,499,773
Ananda Development PCL NVDR[b]	4,060,800	434,568
AP Thailand PCL NVDR	6,306,886	1,312,372
Bangkok Land PCL NVDR	39,830,900	1,823,412
Central Pattana PCL NVDR	4,449,600	5,720,725
Country Group Development PCL NVDR[a,b]	6,886,100	264,063
Golden Land Property Development PCL NVDR[a,b]	1,325,000	263,897
LPN Development PCL NVDR[b]	2,625,847	1,287,945
MBK PCL NVDR	1,585,900	763,721
Quality Houses PCL NVDR	23,263,931	1,811,876
Rojana Industrial Park PCL NVDR[b]	1,524,982	344,526
Sansiri PCL NVDR	22,437,337	1,253,930
SC Asset Corp. PCL NVDR[b]	10,636,004	1,018,072
Siam Future Development PCL NVDR	5,812,327	1,028,043
Supalai PCL NVDR	3,075,700	1,673,166
TICON Industrial Connection PCL NVDR[b]	3,310,691	1,574,645
U City PCL NVDR[a,b]	325,045,300	386,499
Univentures PCL NVDR[b]	1,123,000	258,717

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2015

Security	Shares	Value

WHA Corp. PCL NVDR[b]	15,805,140	$1,794,757

		24,514,707
ROAD & RAIL — 1.33%
BTS Group Holdings PCL NVDR	17,991,000	5,134,174

		5,134,174
SOFTWARE — 0.06%
Mono Technology PCL NVDR[b]	2,503,220	244,071

		244,071
SPECIALTY RETAIL — 0.98%
Home Product Center PCL NVDR	11,945,671	2,379,191
PTG Energy PCL	823,100	298,509
Siam Global House PCL NVDR[b]	4,362,733	1,115,324

		3,793,024
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
MC Group PCL NVDR[b]	647,700	288,808

		288,808
TRANSPORTATION INFRASTRUCTURE — 4.28%
Airports of Thailand PCL NVDR	1,442,800	12,781,046
Bangkok Aviation Fuel Services PCL NVDR	678,600	554,741
Bangkok Expressway PCL NVDR	1,864,700	2,217,242
Bangkok Metro PCL NVDR[a,b]	11,318,541	629,182
Namyong Terminal PCL NVDR	664,200	323,807

		16,506,018
WATER UTILITIES — 0.66%
Eastern Water Resources Development and Management PCL NVDR	845,300	299,021
TTW PCL NVDR	6,797,666	2,242,987

		2,542,008
WIRELESS TELECOMMUNICATION SERVICES — 5.89%
Advanced Info Service PCL NVDR	3,264,219	22,705,923

		22,705,923

TOTAL COMMON STOCKS (Cost: $463,501,152)		384,718,193

RIGHTS — 0.00%

CONSTRUCTION MATERIALS — 0.00%
Jay Mart PCL[a]	151,200	—

		—

TOTAL RIGHTS (Cost: $0)		—

Security	Shares	Value

WARRANTS — 0.00%

CONSTRUCTION & ENGINEERING — 0.00%
Italian-Thai Development PCL (Expires 05/13/19)[a]	1,949,330	$1

		1
CONSTRUCTION MATERIALS — 0.00%
Superblock PCL (Expires 03/31/17)[a,b]	553,100	8,714

		8,714
CONSUMER FINANCE — 0.00%
Srisawad Power 1979 PCL (Expires 12/31/15)[a]	14,836	—

		—
HEALTH CARE PROVIDERS & SERVICES — 0.00%
Vibhavadi Medical Center PCL (Expires 06/18/15)[a]	139,571	2,033

		2,033
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.00%
CK Power PCL (Expires 05/20/28)[a,b]	1,187,960	—

		—

TOTAL WARRANTS (Cost: $0)		10,748

SHORT-TERM INVESTMENTS — 6.57%

MONEY MARKET FUNDS — 6.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	22,061,309	22,061,309
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,235,471	1,235,471
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,048,753	2,048,753

		25,345,533

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,345,533)		25,345,533

TOTAL INVESTMENTS IN SECURITIES — 106.33% (Cost: $488,846,685)		410,074,474
Other Assets, Less Liabilities — (6.33)%		(24,414,305)

NET ASSETS — 100.00%		$385,660,169

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® MSCI TURKEY ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.24%

AIRLINES — 3.26%
Pegasus Hava Tasimaciligi ASa	251,536	$2,461,500
Turk Hava Yollari AOa	3,782,990	12,818,396

		15,279,896
AUTO COMPONENTS — 0.13%
Goodyear Lastikleri TAS[b]	24,477	605,029

		605,029
AUTOMOBILES — 2.61%
Ford Otomotiv Sanayi AS	480,386	6,433,419
Tofas Turk Otomobil Fabrikasi AS	855,501	5,800,824

		12,234,243
BANKS — 35.06%
Akbank TAS	15,077,036	44,913,935
Albaraka Turk Katilim Bankasi ASb	1,848,710	1,152,839
Sekerbank TAS[a,b]	2,789,771	1,917,837
Tekstil Bankasi ASa,b	717,196	563,088
Turkiye Garanti Bankasi AS	15,830,848	50,133,001
Turkiye Halk Bankasi AS	4,283,277	21,480,747
Turkiye Is Bankasi Class C	10,793,760	22,949,918
Turkiye Sinai Kalkinma Bankasi ASb	4,110,375	3,196,272
Turkiye Vakiflar Bankasi Tao Class D	5,134,344	8,872,270
Yapi ve Kredi Bankasi ASb	5,958,260	9,221,649

		164,401,556
BEVERAGES — 4.69%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,420,264	13,151,580
Coca-Cola Icecek AS	522,412	8,850,782

		22,002,362
BUILDING PRODUCTS — 0.44%
Trakya Cam Sanayii ASb	1,774,597	2,066,586

		2,066,586
CHEMICALS — 1.14%
Gubre Fabrikalari TAS[b]	570,135	1,522,788
Petkim Petrokimya Holding ASb	2,738,638	3,816,810

		5,339,598
CONSTRUCTION & ENGINEERING — 0.33%
Tekfen Holding ASa,b	890,724	1,569,307

		1,569,307
CONSTRUCTION MATERIALS — 1.43%
Adana Cimento Sanayii TAS Class A	361,782	910,571
Akcansa Cimento ASb	326,957	1,965,181
Baticim Bati Anadolu Cimento Sanayii AS	300,092	811,669
Cimsa Cimento Sanayi VE Ticaret AS	370,576	2,213,433

Security	Shares	Value

Konya Cimento Sanayii AS	6,679	$790,340

		6,691,194
CONTAINERS & PACKAGING — 0.12%
Anadolu Cam Sanayii ASb	757,195	574,581

		574,581
DISTRIBUTORS — 0.51%
Dogus Otomotiv Servis ve Ticaret AS	377,439	2,396,213

		2,396,213
DIVERSIFIED FINANCIAL SERVICES — 5.04%
Haci Omer Sabanci Holding AS	6,292,380	23,637,791

		23,637,791
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.73%
Turk Telekomunikasyon AS	3,106,191	8,109,702

		8,109,702
FOOD & STAPLES RETAILING — 5.88%
BIM Birlesik Magazalar AS	1,456,481	26,727,685
Bizim Toptan Satis Magazalari ASb	151,240	835,172

		27,562,857
FOOD PRODUCTS — 1.82%
Pinar SUT Mamulleri Sanayii AS	122,783	1,130,046
Ulker Biskuvi Sanayi ASb	1,053,795	7,382,899

		8,512,945
HEALTH CARE PROVIDERS & SERVICES — 0.17%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	848,138	786,965

		786,965
HOTELS, RESTAURANTS & LEISURE — 0.33%
NET Holding ASa,b	1,269,023	1,535,032

		1,535,032
HOUSEHOLD DURABLES — 2.09%
Arcelik AS	1,619,066	8,788,694
Vestel Elektronik Sanayi ve Ticaret ASa,b	573,717	1,015,105

		9,803,799
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.51%
Akenerji Elektrik Uretim ASa,b	1,493,694	622,840
Aksa Enerji Uretim ASa,b	1,048,929	1,150,591
Zorlu Enerji Elektrik Uretim ASa,b	852,317	627,551

		2,400,982
INDUSTRIAL CONGLOMERATES — 8.11%
Akfen Holding ASb	444,964	1,121,603
Alarko Holding ASb	456,506	658,521
Dogan Sirketler Grubu Holding ASa,b	7,148,480	1,611,228
Enka Insaat ve Sanayi AS	3,561,718	6,930,766
KOC Holding ASb	4,344,767	19,422,514

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2015

Security	Shares	Value

Turkiye Sise ve Cam Fabrikalari AS	4,070,744	$5,443,970
Yazicilar Holding ASb	331,733	2,847,520

		38,036,122
INSURANCE — 0.70%
Aksigorta AS	630,432	521,018
Anadolu Anonim Turk Sigorta Sirketi	1,370,514	720,781
Anadolu Hayat Emeklilik ASb	518,196	1,101,799
AvivaSA Emeklilik ve Hayat AS	50,347	930,531

		3,274,129
MACHINERY — 0.41%
Otokar Otomotiv Ve Savunma Sanayi ASb	57,511	1,907,671

		1,907,671
MEDIA — 0.23%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa,b	735,504	527,728
Fenerbahce Futbol ASa,b	42,785	548,876

		1,076,604
METALS & MINING — 5.35%
Borusan Mannesmann Boru Sanayi ve Ticaret ASb	289,346	729,343
Eregli Demir ve Celik Fabrikalari TAS	9,594,387	15,425,987
Izmir Demir Celik Sanayi ASa,b	643,566	558,466
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Aa	903,659	814,719
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	4,805,452	2,924,430
Koza Altin Isletmeleri ASb	313,461	3,155,806
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	1,192,607	1,034,907
Park Elektrik Uretim Madencilik Sanayi ve Ticaret ASb	355,812	454,456

		25,098,114
OIL, GAS & CONSUMABLE FUELS — 4.73%
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim ASa	709,634	719,764
Tupras Turkiye Petrol Rafinerileri ASa	858,088	21,468,317

		22,188,081
PERSONAL PRODUCTS — 0.23%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	934,504	1,063,692

		1,063,692
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.16%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	140,295	906,489
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	469,043	747,086
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,020,968	14,625,355
Halk Gayrimenkul Yatirim Ortakligi AS	1,205,491	570,593
Is Gayrimenkul Yatirim Ortakligi AS	2,292,484	1,377,902
Torunlar Gayrimenkul Yatirim Ortakligi AS	853,710	1,250,739
Vakif Gayrimenkul Yatirim Ortakligi ASb	7,280	6,837

		19,485,001
TEXTILES, APPAREL & LUXURY GOODS — 0.44%
Aksa Akrilik Kimya Sanayii AS	507,687	2,078,809

		2,078,809

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 1.98%
TAV Havalimanlari Holding AS	1,120,370	$9,301,344

		9,301,344
WIRELESS TELECOMMUNICATION SERVICES — 5.61%
Turkcell Iletisim Hizmetleri AS	6,030,695	26,279,512

		26,279,512

TOTAL COMMON STOCKS
(Cost: $644,118,117)		465,299,717

SHORT-TERM INVESTMENTS — 6.91%

MONEY MARKET FUNDS — 6.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	30,343,756	30,343,756
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,699,301	1,699,301
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	362,121	362,121

		32,405,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,405,178)		32,405,178

TOTAL INVESTMENTS IN SECURITIES — 106.15%
(Cost: $676,523,295)		497,704,895
Other Assets, Less Liabilities — (6.15)%		(28,821,098)

NET ASSETS — 100.00%		$468,883,797

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

163

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.53%
B/E Aerospace Inc.	286	$16,399
Boeing Co. (The)	1,761	247,456
General Dynamics Corp.	746	104,559
Honeywell International Inc.	1,956	203,815
L-3 Communications Holdings Inc.	224	26,390
Lockheed Martin Corp.	711	133,810
Northrop Grumman Corp.	506	80,545
Precision Castparts Corp.	373	78,938
Raytheon Co.	815	84,157
Rockwell Collins Inc.	341	32,460
Textron Inc.	726	32,830
TransDigm Group Inc.	131	29,611
United Technologies Corp.	2,153	252,267

		1,323,237
AIR FREIGHT & LOGISTICS — 0.68%
CH Robinson Worldwide Inc.	391	24,136
Expeditors International of Washington Inc.	496	22,737
FedEx Corp.	712	123,333
United Parcel Service Inc. Class B	1,854	183,954

		354,160
AIRLINES — 0.14%
American Airlines Group Inc.	478	20,253
Delta Air Lines Inc.	564	24,207
Southwest Airlines Co.	463	17,154
United Continental Holdings Inc.[a]	234	12,774

		74,388
AUTO COMPONENTS — 0.51%
Autoliv Inc.	240	30,276
BorgWarner Inc.	601	36,150
Delphi Automotive PLC	764	66,453
Goodyear Tire & Rubber Co. (The)	638	20,317
Johnson Controls Inc.	1,749	90,983
Lear Corp.	183	21,232

		265,411
AUTOMOBILES — 0.72%
Ford Motor Co.	9,668	146,663
General Motors Co.	3,757	135,139
Harley-Davidson Inc.	581	31,078
Tesla Motors Inc.[a,b]	242	60,694

		373,574
BANKS — 5.74%
Bank of America Corp.	27,662	456,423
BB&T Corp.	1,930	76,177
CIT Group Inc.	473	21,881
Citigroup Inc.	7,990	432,099
Citizens Financial Group Inc.	777	20,855

Security	Shares	Value

Comerica Inc.	468	$22,909
Fifth Third Bancorp	2,174	44,002
First Republic Bank/CA	369	22,343
Huntington Bancshares Inc./OH	2,152	23,952
JPMorgan Chase & Co.	9,805	644,973
KeyCorp	2,320	33,825
M&T Bank Corp.	313	37,835
People’s United Financial Inc.	771	11,997
PNC Financial Services Group Inc. (The)[c]	1,387	132,722
Regions Financial Corp.	3,541	35,729
SunTrust Banks Inc.	1,361	58,087
U.S. Bancorp/MN	4,685	201,970
Wells Fargo & Co.	12,874	720,429

		2,998,208
BEVERAGES — 2.01%
Brown-Forman Corp. Class B	316	29,789
Coca-Cola Co. (The)	10,850	444,416
Coca-Cola Enterprises Inc.	601	26,582
Constellation Brands Inc. Class A	457	53,876
Dr. Pepper Snapple Group Inc.	526	40,313
Molson Coors Brewing Co. Class B	400	29,352
Monster Beverage Corp.[a]	371	47,221
PepsiCo Inc.	3,899	375,980

		1,047,529
BIOTECHNOLOGY — 3.32%
Alexion Pharmaceuticals Inc.[a]	520	85,197
Alkermes PLC[a]	386	23,585
Alnylam Pharmaceuticals Inc.[a]	181	23,727
Amgen Inc.	2,005	313,301
Biogen Inc.[a]	617	244,943
BioMarin Pharmaceutical Inc.[a]	413	51,860
Celgene Corp.[a]	2,118	242,384
Gilead Sciences Inc.[a]	3,918	439,874
Incyte Corp.[a]	401	44,170
Isis Pharmaceuticals Inc.[a,b]	312	21,004
Medivation Inc.[a]	201	26,542
Puma Biotechnology Inc.[a]	66	12,900
Regeneron Pharmaceuticals Inc.[a]	199	101,999
United Therapeutics Corp.[a]	111	20,393
Vertex Pharmaceuticals Inc.[a]	631	80,951

		1,732,830
BUILDING PRODUCTS — 0.08%
Fortune Brands Home & Security Inc.	373	17,106
Masco Corp.	989	26,772

		43,878
CAPITAL MARKETS — 2.29%
Affiliated Managers Group Inc.[a]	147	32,878
Ameriprise Financial Inc.	490	61,049
Bank of New York Mellon Corp. (The)	2,931	127,088
BlackRock Inc.[c]	327	119,610
Charles Schwab Corp. (The)	3,083	97,577
E*TRADE Financial Corp.[a]	686	20,210
Eaton Vance Corp. NVS	327	13,276
Franklin Resources Inc.	1,075	54,728
Goldman Sachs Group Inc. (The)	1,037	213,819
Invesco Ltd.	1,137	45,287

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2015

Security	Shares	Value

Legg Mason Inc.	265	$14,140
Morgan Stanley	3,874	147,987
Northern Trust Corp.	591	44,059
Raymond James Financial Inc.	331	19,238
SEI Investments Co.	396	18,945
State Street Corp.	1,085	84,554
T Rowe Price Group Inc.	691	55,757
TD Ameritrade Holding Corp.	730	27,119

		1,197,321
CHEMICALS — 2.47%
Air Products & Chemicals Inc.	536	78,663
Airgas Inc.	183	18,655
Albemarle Corp.	295	17,744
Ashland Inc.	174	22,168
Axalta Coating Systems Ltd.[a]	250	8,563
Celanese Corp. Series A	413	28,435
CF Industries Holdings Inc.	130	41,064
Dow Chemical Co. (The)	3,047	158,657
Eastman Chemical Co.	399	30,631
Ecolab Inc.	713	81,746
EI du Pont de Nemours & Co.	2,384	169,288
FMC Corp.	353	20,181
International Flavors & Fragrances Inc.	217	25,832
LyondellBasell Industries NV Class A	1,069	108,076
Monsanto Co.	1,277	149,384
Mosaic Co. (The)	851	39,018
PPG Industries Inc.	363	83,087
Praxair Inc.	768	94,357
Sherwin-Williams Co. (The)	219	63,111
Sigma-Aldrich Corp.	313	43,601
Westlake Chemical Corp.	130	9,166

		1,291,427
COMMERCIAL SERVICES & SUPPLIES — 0.38%
ADT Corp. (The)	490	17,875
Cintas Corp.	259	22,297
Republic Services Inc.	653	26,310
Stericycle Inc.[a]	224	30,755
Tyco International PLC	1,103	44,517
Waste Management Inc.	1,168	57,991

		199,745
COMMUNICATIONS EQUIPMENT — 1.60%
Cisco Systems Inc.	13,425	393,487
F5 Networks Inc.[a]	191	24,007
Harris Corp.	308	24,400
Juniper Networks Inc.	967	26,882
Motorola Solutions Inc.	544	32,096
Palo Alto Networks Inc.[a]	177	30,000
QUALCOMM Inc.	4,339	302,341

		833,213
CONSTRUCTION & ENGINEERING — 0.13%
Chicago Bridge & Iron Co. NVb	257	13,945
Fluor Corp.	407	22,882
Jacobs Engineering Group Inc.[a]	348	15,054
Quanta Services Inc.[a]	564	16,536

		68,417

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.10%
Martin Marietta Materials Inc.	155	$23,096
Vulcan Materials Co.	343	30,846

		53,942
CONSUMER FINANCE — 0.85%
Ally Financial Inc.[a]	1,137	25,776
American Express Co.	2,413	192,364
Capital One Financial Corp.	1,452	121,329
Discover Financial Services	1,178	68,642
Navient Corp.	1,095	21,101
Synchrony Financial[a]	439	14,175

		443,387
CONTAINERS & PACKAGING — 0.29%
Avery Dennison Corp.	253	15,663
Ball Corp.	341	24,207
Crown Holdings Inc.[a]	354	19,573
MeadWestvaco Corp.	456	23,046
Packaging Corp. of America	229	15,842
Rock-Tenn Co. Class A	384	25,014
Sealed Air Corp.	538	26,201

		149,546
DISTRIBUTORS — 0.11%
Genuine Parts Co.	407	36,821
LKQ Corp.[a]	788	22,513

		59,334
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	731	23,195

		23,195
DIVERSIFIED FINANCIAL SERVICES — 1.48%
Berkshire Hathaway Inc. Class Ba	3,038	434,434
CME Group Inc./IL	845	79,599
Intercontinental Exchange Inc.	295	69,850
Leucadia National Corp.	831	20,468
McGraw Hill Financial Inc.	714	74,077
Moody’s Corp.	479	51,780
NASDAQ OMX Group Inc. (The)	307	15,887
Voya Financial Inc.	602	27,277

		773,372
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.14%
AT&T Inc.	13,647	471,367
CenturyLink Inc.	1,487	49,428
Frontier Communications Corp.	2,704	13,926
Level 3 Communications Inc.[a]	746	41,388
Verizon Communications Inc.	10,926	540,181

		1,116,290
ELECTRIC UTILITIES — 1.61%
American Electric Power Co. Inc.	1,283	72,220
Duke Energy Corp.	1,859	140,782
Edison International	837	50,898

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2015

Security	Shares	Value

Entergy Corp.	478	$36,553
Eversource Energy	841	41,419
Exelon Corp.	2,272	76,862
FirstEnergy Corp.	1,110	39,605
NextEra Energy Inc.	1,166	119,328
OGE Energy Corp.	547	17,230
Pepco Holdings Inc.	663	18,067
Pinnacle West Capital Corp.	301	18,337
PPL Corp.	1,748	60,673
Southern Co. (The)	2,390	104,419
Xcel Energy Inc.	1,315	44,776

		841,169
ELECTRICAL EQUIPMENT — 0.61%
Acuity Brands Inc.	102	18,002
AMETEK Inc.	651	34,998
Eaton Corp. PLC	1,232	88,199
Emerson Electric Co.	1,834	110,609
Rockwell Automation Inc.	362	44,486
Sensata Technologies Holding NVa	426	23,468

		319,762
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Amphenol Corp. Class A	821	46,838
Arrow Electronics Inc.[a]	270	16,413
Avnet Inc.	360	15,844
Corning Inc.	3,376	70,626
Flextronics International Ltd.[a]	1,553	18,869
FLIR Systems Inc.	384	11,731
TE Connectivity Ltd.	1,080	74,520
Trimble Navigation Ltd.[a]	699	16,385

		271,226
ENERGY EQUIPMENT & SERVICES — 1.30%
Baker Hughes Inc.	1,151	74,193
Cameron International Corp.[a]	538	27,616
Core Laboratories NV	115	13,510
Diamond Offshore Drilling Inc.[b]	175	5,310
Ensco PLC Class A	617	14,500
FMC Technologies Inc.[a]	622	25,993
Halliburton Co.	2,236	101,514
Helmerich & Payne Inc.	292	21,313
Nabors Industries Ltd.	707	10,428
National Oilwell Varco Inc.	1,080	53,125
Schlumberger Ltd.	3,361	305,078
Weatherford International PLC[a]	2,040	28,193

		680,773
FOOD & STAPLES RETAILING — 2.28%
Costco Wholesale Corp.	1,163	165,832
CVS Health Corp.	2,961	303,147
Kroger Co. (The)	1,229	89,471
Rite Aid Corp.[a]	2,335	20,361
Sysco Corp.	1,539	57,190
Wal-Mart Stores Inc.	4,251	315,722
Walgreens Boots Alliance Inc.	2,299	197,346
Whole Foods Market Inc.	953	39,302

		1,188,371

Security	Shares	Value

FOOD PRODUCTS — 1.70%
Archer-Daniels-Midland Co.	1,705	$90,109
Bunge Ltd.	380	35,173
Campbell Soup Co.	497	24,025
ConAgra Foods Inc.	1,109	42,818
General Mills Inc.	1,610	90,401
Hershey Co. (The)	408	37,887
Hormel Foods Corp.	376	21,515
JM Smucker Co. (The)	272	32,246
Kellogg Co.	709	44,504
Keurig Green Mountain Inc.	315	27,166
Kraft Foods Group Inc.	1,569	132,502
McCormick & Co. Inc./MD	307	24,099
Mead Johnson Nutrition Co.	532	51,764
Mondelez International Inc. Class A	4,341	180,542
Tyson Foods Inc. Class A	802	34,045
WhiteWave Foods Co. (The)[a]	414	19,884

		888,680
HEALTH CARE EQUIPMENT & SUPPLIES — 2.17%
Abbott Laboratories	4,007	194,740
Baxter International Inc.	1,433	95,452
Becton Dickinson and Co.	550	77,281
Boston Scientific Corp.[a]	3,496	63,872
Cooper Companies Inc. (The)	127	23,085
CR Bard Inc.	197	33,553
DENTSPLY International Inc.	384	19,981
Edwards Lifesciences Corp.[a]	283	36,994
Hologic Inc.[a]	579	20,711
Intuitive Surgical Inc.[a]	96	46,824
Medtronic PLC	3,739	285,360
ResMed Inc.	376	22,116
St. Jude Medical Inc.	746	55,018
Stryker Corp.	895	86,036
Varian Medical Systems Inc.[a]	265	22,949
Zimmer Holdings Inc.	441	50,314

		1,134,286
HEALTH CARE PROVIDERS & SERVICES — 2.81%
Aetna Inc.	934	110,184
AmerisourceBergen Corp.	551	62,021
Anthem Inc.	702	117,831
Cardinal Health Inc.	877	77,325
Centene Corp.[a]	266	20,040
Cigna Corp.	680	95,764
DaVita HealthCare Partners Inc.[a]	445	37,282
Envision Healthcare Holdings Inc.[a]	429	15,851
Express Scripts Holding Co.[a,b]	1,913	166,699
HCA Holdings Inc.[a]	867	70,947
Henry Schein Inc.[a]	219	31,026
Humana Inc.	404	86,719
Laboratory Corp. of America Holdings[a]	261	30,785
McKesson Corp.	618	146,608
Omnicare Inc.	274	26,109
Patterson Companies Inc.	244	11,673
Quest Diagnostics Inc.	377	28,362
UnitedHealth Group Inc.	2,509	301,607
Universal Health Services Inc. Class B	238	30,840

		1,467,673

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2015

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.11%
Cerner Corp.[a]	827	$55,649

		55,649
HOTELS, RESTAURANTS & LEISURE — 1.85%
Aramark	468	14,672
Carnival Corp.	1,060	49,110
Chipotle Mexican Grill Inc.[a]	82	50,473
Darden Restaurants Inc.	297	19,465
Hilton Worldwide Holdings Inc.[a]	1,304	37,764
Las Vegas Sands Corp.	1,068	54,286
Marriott International Inc./MD Class A	597	46,560
McDonald’s Corp.	2,529	242,607
MGM Resorts International[a]	1,060	21,253
Norwegian Cruise Line Holdings Ltd.[a]	364	19,860
Royal Caribbean Cruises Ltd.	437	33,203
Starbucks Corp.	3,977	206,645
Starwood Hotels & Resorts Worldwide Inc.	470	38,897
Wyndham Worldwide Corp.	324	27,511
Yum! Brands Inc.	1,160	104,528

		966,834
HOUSEHOLD DURABLES — 0.48%
DR Horton Inc.	865	22,594
Garmin Ltd.	307	13,962
Harman International Industries Inc.	162	19,524
Jarden Corp.[a]	480	25,469
Leggett & Platt Inc.	348	16,453
Lennar Corp. Class A	469	21,870
Mohawk Industries Inc.[a]	162	30,236
Newell Rubbermaid Inc.	725	28,659
PulteGroup Inc.	927	17,780
Toll Brothers Inc.[a]	455	16,457
Whirlpool Corp.	209	38,508

		251,512
HOUSEHOLD PRODUCTS — 1.73%
Church & Dwight Co. Inc.	360	30,229
Clorox Co. (The)	336	36,174
Colgate-Palmolive Co.	2,272	151,747
Energizer Holdings Inc.	159	22,529
Kimberly-Clark Corp.	962	104,723
Procter & Gamble Co. (The)	7,101	556,647

		902,049
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	1,850	25,160
Calpine Corp.[a]	893	17,949
NRG Energy Inc.	870	21,924

		65,033
INDUSTRIAL CONGLOMERATES — 2.25%
3M Co.	1,658	263,755
Danaher Corp.	1,681	145,104
General Electric Co.	26,463	721,646
Roper Technologies Inc.	261	45,664

		1,176,169

Security	Shares	Value

INSURANCE — 2.83%
ACE Ltd.	878	$93,489
Aflac Inc.	1,156	71,926
Alleghany Corp.[a]	42	19,965
Allstate Corp. (The)	1,106	74,456
American International Group Inc.	3,611	211,641
Aon PLC	726	73,486
Arch Capital Group Ltd.[a]	361	23,064
Arthur J Gallagher & Co.	388	18,799
Assurant Inc.	191	12,577
Axis Capital Holdings Ltd.	258	14,200
Chubb Corp. (The)	608	59,280
Cincinnati Financial Corp.	408	20,637
Everest Re Group Ltd.	116	21,055
FNF Group	667	25,319
Hartford Financial Services Group Inc. (The)	1,137	46,742
Lincoln National Corp.	695	39,622
Loews Corp.	790	31,695
Marsh & McLennan Companies Inc.	1,439	83,793
MetLife Inc.	2,499	130,598
PartnerRe Ltd.	116	15,246
Principal Financial Group Inc.	784	40,525
Progressive Corp. (The)	1,485	40,600
Prudential Financial Inc.	1,206	102,040
RenaissanceRe Holdings Ltd.	123	12,559
Torchmark Corp.	352	20,089
Travelers Companies Inc. (The)	846	85,547
Unum Group	685	23,948
Willis Group Holdings PLC	422	20,028
WR Berkley Corp.	283	13,867
XL Group PLC	804	30,295

		1,477,088
INTERNET & CATALOG RETAIL — 1.51%
Amazon.com Inc.[a]	1,042	447,258
Expedia Inc.	273	29,282
Liberty Interactive Corp. Series Aa	1,168	32,669
Netflix Inc.[a]	154	96,105
Priceline Group Inc. (The)[a]	137	160,569
TripAdvisor Inc.[a]	307	23,412

		789,295
INTERNET SOFTWARE & SERVICES — 3.29%
Akamai Technologies Inc.[a]	475	36,228
eBay Inc.[a]	2,866	175,858
Facebook Inc. Class Aa	5,306	420,182
Google Inc. Class Aa	755	411,717
Google Inc. Class Ca	804	427,816
LinkedIn Corp. Class Aa	288	56,140
Rackspace Hosting Inc.[a]	300	12,027
Twitter Inc.[a]	1,230	45,104
VeriSign Inc.[a,b]	300	18,957
Yahoo! Inc.[a]	2,372	101,842
Zillow Group Inc. Class Aa,b	128	11,698

		1,717,569
IT SERVICES — 3.39%
Accenture PLC Class A	1,658	159,234
Alliance Data Systems Corp.[a]	169	50,367

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2015

Security	Shares	Value

Automatic Data Processing Inc.	1,270	$108,598
Cognizant Technology Solutions Corp. Class Aa	1,599	103,487
Computer Sciences Corp.	377	25,862
Fidelity National Information Services Inc.	762	47,778
Fiserv Inc.[a]	648	51,937
FleetCor Technologies Inc.[a]	213	32,406
Gartner Inc.[a]	206	18,021
International Business Machines Corp.	2,469	418,866
MasterCard Inc. Class A	2,646	244,120
Paychex Inc.	854	42,196
Teradata Corp.[a]	420	16,355
Total System Services Inc.	454	18,705
Vantiv Inc. Class Aa	387	15,480
Visa Inc. Class Ab	5,165	354,732
Western Union Co. (The)	1,404	30,818
Xerox Corp.	2,839	32,421

		1,771,383
LEISURE PRODUCTS — 0.13%
Hasbro Inc.	308	22,216
Mattel Inc.	893	23,049
Polaris Industries Inc.	166	23,746

		69,011
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Agilent Technologies Inc.	869	35,794
Illumina Inc.[a]	377	77,692
Mettler-Toledo International Inc.[a]	75	24,351
Quintiles Transnational Holdings Inc.[a]	208	14,500
Thermo Fisher Scientific Inc.	1,053	136,500
Waters Corp.[a]	227	30,332

		319,169
MACHINERY — 1.46%
AGCO Corp.	235	11,933
Caterpillar Inc.	1,516	129,345
Cummins Inc.	456	61,811
Deere & Co.	850	79,628
Dover Corp.	429	32,347
Flowserve Corp.	357	19,635
Illinois Tool Works Inc.	901	84,541
Ingersoll-Rand PLC	704	48,421
PACCAR Inc.	929	59,047
Pall Corp.	286	35,590
Parker-Hannifin Corp.	375	45,161
Pentair PLC	499	31,951
Snap-on Inc.	151	23,466
Stanley Black & Decker Inc.	397	40,669
WABCO Holdings Inc.[a]	131	16,561
Wabtec Corp./DE	254	25,476
Xylem Inc./NY	460	16,822

		762,404
MEDIA — 3.86%
Cablevision Systems Corp. Class A	523	12,819
CBS Corp. Class B NVS	1,211	74,743
Charter Communications Inc. Class Aa	207	37,057
Comcast Corp. Class A	5,606	327,727
Comcast Corp. Class A Special NVS	1,055	61,190

Security	Shares	Value

DIRECTV[a]	1,258	$114,528
Discovery Communications Inc. Class Aa,b	368	12,490
Discovery Communications Inc. Class C NVS[a]	726	22,829
DISH Network Corp. Class Aa	584	41,341
Gannett Co. Inc.	509	18,217
Interpublic Group of Companies Inc. (The)	1,122	22,911
Liberty Global PLC Series Aa	656	37,740
Liberty Global PLC Series C NVS[a]	1,675	90,031
Liberty Media Corp. Class Aa	245	9,387
Liberty Media Corp. Class Ca	541	20,536
News Corp. Class Aa	1,024	15,514
Omnicom Group Inc.	665	49,563
Scripps Networks Interactive Inc. Class A	214	14,340
Sirius XM Holdings Inc.[a]	6,797	26,237
Time Warner Cable Inc.	742	134,220
Time Warner Inc.	2,184	184,504
Twenty-First Century Fox Inc. Class A	3,494	117,399
Twenty-First Century Fox Inc. Class B	1,160	38,790
Viacom Inc. Class B NVS	943	63,068
Walt Disney Co. (The)	4,246	468,631

		2,015,812
METALS & MINING — 0.32%
Alcoa Inc.	3,085	38,562
Freeport-McMoRan Inc.	2,738	53,802
Newmont Mining Corp.	1,325	36,093
Nucor Corp.	844	39,921

		168,378
MULTI-UTILITIES — 1.11%
Alliant Energy Corp.	292	17,900
Ameren Corp.	648	26,069
CenterPoint Energy Inc.	1,099	22,387
CMS Energy Corp.	725	24,751
Consolidated Edison Inc.	792	48,977
Dominion Resources Inc./VA	1,537	108,389
DTE Energy Co.	468	37,080
Integrys Energy Group Inc.	211	15,173
NiSource Inc.	826	38,971
PG&E Corp.	1,262	67,479
Public Service Enterprise Group Inc.	1,321	56,314
SCANA Corp.	348	18,500
Sempra Energy	629	67,599
Wisconsin Energy Corp.	594	28,678

		578,267
MULTILINE RETAIL — 0.71%
Dollar General Corp.	819	59,451
Dollar Tree Inc.[a]	536	40,195
Family Dollar Stores Inc.	262	20,310
Kohl’s Corp.	532	34,841
Macy’s Inc.	896	59,987
Nordstrom Inc.	389	28,257
Target Corp.	1,609	127,626

		370,667
OIL, GAS & CONSUMABLE FUELS — 6.56%
Anadarko Petroleum Corp.	1,331	111,285
Antero Resources Corp.[a]	138	5,521
Apache Corp.	993	59,421

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2015

Security	Shares	Value

Cabot Oil & Gas Corp.	1,075	$36,507
Cheniere Energy Inc.[a]	595	45,119
Chesapeake Energy Corp.	1,538	21,701
Chevron Corp.	4,946	509,438
Cimarex Energy Co.	231	26,683
Cobalt International Energy Inc.[a]	761	7,732
Concho Resources Inc.[a]	318	38,255
ConocoPhillips	3,249	206,896
CONSOL Energy Inc.	616	17,149
Continental Resources Inc./OKa,b	243	11,071
Devon Energy Corp.	1,022	66,655
Energen Corp.	192	13,286
EOG Resources Inc.	1,463	129,754
EQT Corp.	400	34,028
Exxon Mobil Corp.	11,034	940,097
Hess Corp.	678	45,779
HollyFrontier Corp.	509	21,200
Kinder Morgan Inc./DE	4,778	198,239
Marathon Oil Corp.	1,776	48,290
Marathon Petroleum Corp.	719	74,388
Murphy Oil Corp.	453	19,687
Noble Energy Inc.	1,013	44,349
Occidental Petroleum Corp.	2,051	160,368
ONEOK Inc.	557	23,349
Phillips 66	1,431	113,221
Pioneer Natural Resources Co.	392	57,949
Range Resources Corp.	444	24,602
Southwestern Energy Co.[a,b]	1,004	25,873
Spectra Energy Corp.	1,769	62,216
Tesoro Corp.	326	28,851
Valero Energy Corp.	1,366	80,922
Whiting Petroleum Corp.[a,b]	539	17,782
Williams Companies Inc. (The)	1,862	95,148

		3,422,811
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	1,060	54,940

		54,940
PERSONAL PRODUCTS — 0.10%
Estee Lauder Companies Inc. (The) Class A	604	52,808

		52,808
PHARMACEUTICALS — 6.13%
AbbVie Inc.	4,501	299,722
Actavis PLC[a]	990	303,742
Bristol-Myers Squibb Co.	4,383	283,142
Eli Lilly & Co.	2,646	208,769
Endo International PLC[a]	451	37,776
Hospira Inc.[a]	446	39,435
Jazz Pharmaceuticals PLC[a]	158	28,337
Johnson & Johnson	7,313	732,324
Mallinckrodt PLC[a]	317	41,033
Merck & Co. Inc.	7,464	454,483
Mylan NVa	1,094	79,457
Perrigo Co. PLC	371	70,601
Pfizer Inc.	16,136	560,726
Zoetis Inc.	1,253	62,362

		3,201,909

Security	Shares	Value

PROFESSIONAL SERVICES — 0.39%
Dun & Bradstreet Corp. (The)	97	$12,409
Equifax Inc.	320	32,106
IHS Inc. Class Aa	177	21,842
ManpowerGroup Inc.	213	18,030
Nielsen NV	951	42,785
Robert Half International Inc.	359	20,237
Towers Watson & Co. Class A	189	26,073
Verisk Analytics Inc. Class Aa	428	31,064

		204,546
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.74%
American Capital Agency Corp.	909	18,962
American Realty Capital Properties Inc.	2,425	21,510
American Tower Corp.	1,125	104,389
Annaly Capital Management Inc.	2,491	26,006
AvalonBay Communities Inc.	343	57,110
Boston Properties Inc.	414	53,832
Brixmor Property Group Inc.	398	9,862
Camden Property Trust	235	17,620
Crown Castle International Corp.	882	71,927
Digital Realty Trust Inc.	360	23,774
Duke Realty Corp.	879	17,193
Equinix Inc.	145	38,870
Equity Residential	937	69,638
Essex Property Trust Inc.	170	37,845
Extra Space Storage Inc.	260	18,208
Federal Realty Investment Trust	175	23,532
General Growth Properties Inc.	1,470	41,645
HCP Inc.	1,209	46,812
Health Care REIT Inc.	910	63,937
Host Hotels & Resorts Inc.	2,011	40,059
Iron Mountain Inc.	485	17,688
Kimco Realty Corp.	1,129	27,051
Liberty Property Trust	408	14,256
Macerich Co. (The)	371	30,463
Plum Creek Timber Co. Inc.	472	19,475
Prologis Inc.	1,318	52,180
Public Storage	393	76,061
Realty Income Corp.	594	27,069
Regency Centers Corp.	254	16,038
Simon Property Group Inc.	828	150,199
SL Green Realty Corp.	252	29,902
UDR Inc.	664	21,620
Ventas Inc.	812	54,014
Vornado Realty Trust	447	44,651
Weyerhaeuser Co.	1,381	44,965

		1,428,363
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
CBRE Group Inc. Class Aa	799	30,554
Jones Lang LaSalle Inc.	106	18,362
Realogy Holdings Corp.[a]	378	17,747

		66,663
ROAD & RAIL — 0.89%
CSX Corp.	2,613	89,051
Hertz Global Holdings Inc.[a]	1,029	20,467
JB Hunt Transport Services Inc.	247	20,753

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2015

Security	Shares	Value

Kansas City Southern	303	$27,422
Norfolk Southern Corp.	811	74,612
Union Pacific Corp.	2,318	233,909

		466,214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.57%
Altera Corp.	811	39,617
Analog Devices Inc.	821	55,795
Applied Materials Inc.	3,199	64,396
Avago Technologies Ltd.	666	98,615
Broadcom Corp. Class A	1,436	81,637
Freescale Semiconductor Ltd.[a]	241	10,874
Intel Corp.	12,465	429,544
KLA-Tencor Corp.	428	25,534
Lam Research Corp.	430	35,367
Linear Technology Corp.	615	29,428
Marvell Technology Group Ltd.	974	13,626
Maxim Integrated Products Inc.	732	25,671
Microchip Technology Inc.	554	27,218
Micron Technology Inc.[a]	2,862	79,936
NVIDIA Corp.	1,438	31,823
Qorvo Inc.[a]	383	31,463
Skyworks Solutions Inc.	497	54,352
SunEdison Inc.[a]	647	19,390
Texas Instruments Inc.	2,755	154,060
Xilinx Inc.	711	33,716

		1,342,062
SOFTWARE — 4.00%
Activision Blizzard Inc.	1,331	33,621
Adobe Systems Inc.[a]	1,299	102,738
ANSYS Inc.[a]	246	21,894
Autodesk Inc.[a]	620	33,573
CA Inc.	861	26,217
CDK Global Inc.	320	17,053
Citrix Systems Inc.[a]	432	28,084
Electronic Arts Inc.[a]	842	52,840
FireEye Inc.[a,b]	267	12,434
Intuit Inc.	693	72,176
Microsoft Corp.	20,496	960,443
NetSuite Inc.[a]	84	7,847
Nuance Communications Inc.[a]	704	11,876
Oracle Corp.	9,240	401,848
Red Hat Inc.[a]	492	38,017
salesforce.com inc.[a]	1,580	114,945
ServiceNow Inc.[a]	361	27,656
Splunk Inc.[a]	296	20,016
Symantec Corp.	1,823	44,891
Synopsys Inc.[a]	422	21,054
VMware Inc. Class Aa,b	228	19,909
Workday Inc. Class Aa	275	21,703

		2,090,835
SPECIALTY RETAIL — 2.45%
Advance Auto Parts Inc.	191	29,265
AutoNation Inc.[a]	203	12,669
AutoZone Inc.[a,b]	84	56,584
Bed Bath & Beyond Inc.[a]	488	34,804
Best Buy Co. Inc.	768	26,649
CarMax Inc.[a,b]	566	40,209
Dick’s Sporting Goods Inc.	263	14,128

Security	Shares	Value

Foot Locker Inc.	378	$23,890
GameStop Corp. Class Ab	322	13,978
Gap Inc. (The)	646	24,761
Home Depot Inc. (The)	3,466	386,182
L Brands Inc.	665	57,536
Lowe’s Companies Inc.	2,559	179,079
O’Reilly Automotive Inc.[a]	271	59,493
Ross Stores Inc.	550	53,168
Signet Jewelers Ltd.	199	25,737
Staples Inc.	1,722	28,353
Tiffany & Co.	345	32,337
TJX Companies Inc. (The)	1,797	115,691
Tractor Supply Co.	361	31,457
Ulta Salon Cosmetics & Fragrance Inc.[a]	161	24,572
Urban Outfitters Inc.[a]	277	9,523

		1,280,065
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.65%
Apple Inc.	15,320	1,995,890
EMC Corp./MA	5,235	137,890
Hewlett-Packard Co.	4,810	160,654
NetApp Inc.	835	27,889
Seagate Technology PLC	889	49,464
Western Digital Corp.	584	56,858

		2,428,645
TEXTILES, APPAREL & LUXURY GOODS — 0.82%
Coach Inc.	725	25,643
Hanesbrands Inc.	1,058	33,708
lululemon athletica Inc.[a,b]	274	16,383
Michael Kors Holdings Ltd.[a]	543	25,250
NIKE Inc. Class B	1,806	183,616
PVH Corp.	230	24,067
Ralph Lauren Corp.	161	20,994
Under Armour Inc. Class Aa,b	440	34,500
VF Corp.	929	65,430

		429,591
THRIFTS & MORTGAGE FINANCE — 0.07%
Hudson City Bancorp Inc.	1,308	12,446
New York Community Bancorp Inc.	1,194	21,181

		33,627
TOBACCO — 1.41%
Altria Group Inc.	5,180	265,216
Lorillard Inc.	944	68,421
Philip Morris International Inc.	4,069	338,012
Reynolds American Inc.	846	64,930

		736,579
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Fastenal Co.	745	30,925
United Rentals Inc.[a]	255	22,672
WW Grainger Inc.	164	39,414

		93,011

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA ETF

May 31, 2015

Security	Shares	Value

WATER UTILITIES — 0.05%
American Water Works Co. Inc.	495	$26,171

		26,171
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
SBA Communications Corp. Class Aa	341	38,127
Sprint Corp.[a,b]	2,301	10,699
T-Mobile U.S. Inc.[a]	711	27,644

		76,470

TOTAL COMMON STOCKS
(Cost: $47,656,470)		52,105,943

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	597,670	597,670
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	33,471	33,471
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	82,177	82,177

		713,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $713,318)		713,318

TOTAL INVESTMENTS IN SECURITIES — 101.14%
(Cost: $48,369,788)		52,819,261
Other Assets, Less Liabilities — (1.14)%		(597,480)

NET ASSETS — 100.00%		$52,221,781

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

171

Schedule of Investments  (Unaudited)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.39%

AUSTRALIA — 2.72%
AGL Energy Ltd.	6,162	$76,552
Amcor Ltd./Australia	11,692	129,770
AMP Ltd.	25,160	128,263
APA Group	11,632	82,983
Asciano Ltd.	11,026	57,053
ASX Ltd.	2,223	70,837
Aurizon Holdings Ltd.	18,722	76,526
Australia & New Zealand Banking Group Ltd.	21,201	538,618
Bendigo & Adelaide Bank Ltd.	4,514	42,465
BHP Billiton Ltd.	25,826	584,950
Brambles Ltd.	13,801	120,852
Cochlear Ltd.	740	50,158
Commonwealth Bank of Australia	12,432	809,723
Computershare Ltd.	5,291	52,164
Crown Resorts Ltd.	5,476	54,868
CSL Ltd.	3,959	283,344
Dexus Property Group	11,594	71,086
Fortescue Metals Group Ltd.[a]	19,919	36,898
Goodman Group	18,870	94,608
GPT Group (The)	22,126	78,246
Iluka Resources Ltd.	5,809	40,019
Incitec Pivot Ltd.	16,354	49,948
Insurance Australia Group Ltd.	19,869	86,081
James Hardie Industries PLC	5,484	74,132
Lend Lease Group	7,807	99,558
Macquarie Group Ltd.	2,637	165,012
Mirvac Group	50,172	77,192
National Australia Bank Ltd.	19,579	514,345
Newcrest Mining Ltd.[b]	8,029	86,840
Novion Property Group	30,414	56,804
Orica Ltd.[a]	3,515	58,896
Origin Energy Ltd.	9,509	96,879
QBE Insurance Group Ltd.	11,803	132,357
Ramsay Health Care Ltd.	1,517	73,759
Rio Tinto Ltd.	3,848	171,425
Santos Ltd.	10,027	63,320
Scentre Group	53,597	162,052
Sonic Healthcare Ltd.	3,776	58,038
South32 Ltd.[a,b]	23,732	39,783
South32 Ltd. (London)[b]	15,572	25,663
Stockland	22,872	75,982
Suncorp Group Ltd.	9,970	103,255
Sydney Airport	7,234	31,507
Tatts Group Ltd.	18,278	58,202
Telstra Corp. Ltd.	31,880	151,784
Transurban Group	15,188	118,233
Wesfarmers Ltd.	8,181	273,405
Westfield Corp.	19,573	145,027
Westpac Banking Corp.	23,939	614,957
Woodside Petroleum Ltd.	6,401	179,474
Woolworths Ltd.	10,249	219,663

		7,543,556
AUSTRIA — 0.07%
Andritz AG	1,073	66,219

Security	Shares	Value

Erste Group Bank AGb	3,034	$87,865
OMV AG	1,443	40,895

		194,979
BELGIUM — 0.50%
Ageas	2,590	96,828
Anheuser-Busch InBev NV	6,475	776,971
Belgacom SA	1,221	42,335
Colruyt SA	777	34,888
Groupe Bruxelles Lambert SA	629	52,224
KBC Groep NV	2,531	169,405
Solvay SA	518	71,557
UCB SA	1,073	76,583
Umicore SA	1,369	67,128

		1,387,919
CANADA — 3.57%
Agnico Eagle Mines Ltd.	2,368	75,920
Agrium Inc.	1,295	134,028
Alimentation Couche-Tard Inc. Class B	4,309	167,285
ARC Resources Ltd.	3,108	56,720
Bank of Montreal	5,254	319,512
Bank of Nova Scotia (The)	9,583	502,085
Barrick Gold Corp.	9,287	109,517
BCE Inc.	1,591	69,465
BlackBerry Ltd.[a,b]	3,848	37,640
Brookfield Asset Management Inc. Class A	7,770	273,763
Cameco Corp.	3,552	53,042
Canadian Imperial Bank of Commerce/Canada	3,367	255,981
Canadian National Railway Co.	6,956	411,091
Canadian Natural Resources Ltd.	8,880	273,034
Canadian Oil Sands Ltd.	5,513	48,052
Canadian Pacific Railway Ltd.	1,443	236,891
Canadian Tire Corp. Ltd. Class A	703	72,623
Canadian Utilities Ltd. Class A	1,184	35,029
Catamaran Corp.[b]	1,813	108,134
Cenovus Energy Inc.	6,882	113,133
CGI Group Inc. Class Ab	2,220	93,691
CI Financial Corp.	1,998	55,958
Crescent Point Energy Corp.	3,441	77,683
Enbridge Inc.	6,549	312,064
Encana Corp.	6,327	79,883
Fairfax Financial Holdings Ltd.	296	148,537
Finning International Inc.	1,961	39,086
First Quantum Minerals Ltd.	6,039	77,795
Fortis Inc./Canada	1,961	59,666
Franco-Nevada Corp.	2,109	108,065
George Weston Ltd.	629	50,930
Gildan Activewear Inc.	2,812	88,736
Goldcorp Inc.	7,104	125,661
Great-West Lifeco Inc.	1,739	50,195
Husky Energy Inc.	2,886	56,506
IGM Financial Inc.	1,073	36,189
Imperial Oil Ltd.	2,442	95,430
Intact Financial Corp.	1,369	97,818
Inter Pipeline Ltd.	3,198	79,268
Loblaw Companies Ltd.	2,257	114,364
Magna International Inc. Class A	3,774	216,085
Manulife Financial Corp.	14,245	260,535
Metro Inc.	3,552	97,803
National Bank of Canada	3,330	129,412
Onex Corp.	1,036	58,288

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

Open Text Corp.	1,184	$50,243
Pembina Pipeline Corp.	2,812	90,313
Potash Corp. of Saskatchewan Inc.	6,919	216,951
Power Corp. of Canada	2,516	64,883
Power Financial Corp.	1,332	38,309
Restaurant Brands International Inc.	1,961	75,659
RioCan REIT	2,479	55,012
Rogers Communications Inc. Class B	2,960	101,469
Royal Bank of Canada	10,989	696,095
Saputo Inc.	2,664	72,200
Shaw Communications Inc. Class B	3,151	69,293
Silver Wheaton Corp.	4,810	91,518
SNC-Lavalin Group Inc.	1,517	54,640
Sun Life Financial Inc.	4,625	147,096
Suncor Energy Inc.	12,395	360,952
Teck Resources Ltd. Class B	5,180	60,048
TELUS Corp.	64	2,171
Thomson Reuters Corp.	2,812	111,872
Toronto-Dominion Bank (The)	14,282	619,564
Tourmaline Oil Corp.[b]	1,739	55,991
TransCanada Corp.	5,476	236,456
Valeant Pharmaceuticals International Inc.[a,b]	2,679	636,221
Vermilion Energy Inc.	1,406	60,115

		9,929,664
DENMARK — 0.71%
AP Moeller — Maersk A/S Class A	117	219,739
Carlsberg A/S Class B	1,110	101,870
Coloplast A/S Class B	1,369	103,208
Danske Bank A/S	6,401	187,476
DSV A/S	3,108	107,883
Novo Nordisk A/S Class B	15,096	841,464
Novozymes A/S Class B	2,553	122,572
Pandora A/S	999	100,271
Vestas Wind Systems A/S	2,442	124,456
William Demant Holding A/Sa,b	703	57,803

		1,966,742
FINLAND — 0.31%
Elisa OYJ	1,443	44,218
Fortum OYJ	3,256	61,828
Kone OYJ Class Ba	2,886	120,772
Metso OYJ	1,332	38,290
Nokia OYJ	30,673	223,460
Sampo OYJ Class A	3,108	146,112
Stora Enso OYJ Class R	5,994	62,594
UPM-Kymmene OYJ	4,921	88,103
Wartsila OYJ Abp	1,628	72,608

		857,985
FRANCE — 3.74%
Accor SA	1,924	105,247
Air Liquide SA	2,715	349,154
Airbus Group NV	4,976	338,237
Alcatel-Lucent[a,b]	28,009	111,868
Alstom SAb	1,887	58,972
ArcelorMittal[a]	7,400	78,680
Atos SE	740	56,815
AXA SA	13,727	344,862
BNP Paribas SA	8,362	503,581

Security	Shares	Value

Bollore SA	7,120	$40,560
Bouygues SA	1,702	66,896
Bureau Veritas SA	2,368	54,169
Cap Gemini SA	1,369	118,601
Carrefour SA	5,069	171,751
Casino Guichard Perrachon SAa	592	46,393
Christian Dior SE	518	103,814
Cie. de Saint-Gobain	3,589	166,954
Cie. Generale des Etablissements Michelin Class B	1,591	170,191
Credit Agricole SA	10,027	149,451
Danone SA	4,662	319,602
Dassault Systemes	1,184	92,384
Edenred	2,035	51,315
Electricite de France SA	1,813	44,484
Essilor International SA	1,665	202,896
Eutelsat Communications SA	1,406	47,801
GDF Suez	11,137	224,360
Groupe Eurotunnel SE Registered	7,759	116,668
Hermes International	231	90,071
Iliad SA	296	66,965
Kering	666	116,791
Klepierre	2,540	112,642
L’Oreal SA	1,924	362,708
Lafarge SA	1,739	122,553
Lagardere SCA	1,443	43,648
Legrand SA	2,331	130,949
LVMH Moet Hennessy Louis Vuitton SE	2,146	381,501
Numericable-SFR SAS[b]	999	57,534
Orange SA	15,466	243,490
Pernod Ricard SA	1,776	219,148
Peugeot SAb	4,403	91,717
Publicis Groupe SA	1,554	124,048
Renault SA	1,605	166,339
Safran SA	2,294	161,993
Sanofi	9,435	922,174
Schneider Electric SE	4,422	333,450
SCOR SE	1,628	55,688
SES SA	3,108	109,856
Societe BIC SA	370	60,868
Societe Generale SA	6,075	283,231
Sodexo SA	925	95,236
STMicroelectronics NV	5,809	49,510
Suez Environnement Co.	2,627	50,575
Technip SA	1,036	68,251
Thales SA	1,147	71,226
Total SA	17,057	859,753
Unibail-Rodamco SE	888	227,667
Veolia Environnement SA	3,885	80,565
Vinci SA	3,811	225,957
Vivendi SA	10,101	256,812

		10,378,622
GERMANY — 3.19%
adidas AG	1,813	142,179
Allianz SE Registered	3,515	550,112
BASF SE	7,474	689,945
Bayer AG Registered	6,623	937,775
Bayerische Motoren Werke AG	2,701	298,197
Beiersdorf AG	999	90,271
Brenntag AG	1,998	120,456
Commerzbank AGb	9,842	130,724
Continental AG	980	225,898
Daimler AG Registered	7,696	719,551

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

Deutsche Annington Immobilien SE	2,997	$94,597
Deutsche Bank AG Registered	10,991	330,350
Deutsche Boerse AG	1,813	144,962
Deutsche Post AG Registered	8,473	254,947
Deutsche Telekom AG Registered	24,864	426,477
E.ON SE	14,763	216,399
Fresenius Medical Care AG & Co. KGaA	2,183	186,153
Fresenius SE & Co. KGaA	3,330	211,494
GEA Group AG	2,257	109,384
Hannover Rueck SE	740	71,759
HeidelbergCement AG	1,332	107,861
Henkel AG & Co. KGaA	1,184	121,176
Infineon Technologies AG	9,990	130,007
Kabel Deutschland Holding AGb	407	54,884
Lanxess AG	888	49,194
Linde AG	1,628	312,083
MAN SE	777	80,160
Merck KGaA	1,110	118,494
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,443	265,782
Osram Licht AG	1,332	70,082
QIAGEN NVb	3,515	85,860
RWE AG	4,366	101,765
SAP SE	7,659	565,870
Siemens AG Registered	6,512	683,815
ThyssenKrupp AG	4,525	119,659
Volkswagen AG	185	44,520

		8,862,842
HONG KONG — 1.32%
AIA Group Ltd.	111,000	731,021
Bank of East Asia Ltd. (The)[a]	37,000	167,063
BOC Hong Kong Holdings Ltd.	55,500	228,399
Cheung Kong Property Holdings Ltd.[b]	18,500	112,410
CK Hutchison Holdings Ltd.	18,500	288,781
CLP Holdings Ltd.[a]	37,000	323,626
Galaxy Entertainment Group Ltd.[a]	37,000	177,087
Hang Seng Bank Ltd.[a]	18,500	371,358
Hong Kong & China Gas Co. Ltd.[a]	111,464	268,898
Hong Kong Exchanges and Clearing Ltd.[a]	6,300	242,522
Li & Fung Ltd.[a]	74,000	64,152
Link REIT (The)[a]	37,000	214,796
Michael Kors Holdings Ltd.[b]	1,702	79,143
MTR Corp. Ltd.[a]	37,000	177,326
New World Development Co. Ltd.	74,333	99,155
Sands China Ltd.	29,600	114,367

		3,660,104
IRELAND — 0.62%
Bank of Ireland[b]	236,430	90,205
CRH PLC	6,290	175,987
Endo International PLC[b]	1,184	99,172
Jazz Pharmaceuticals PLC[b]	444	79,631
Kerry Group PLC Class A	1,628	121,370
Medtronic PLC	11,269	860,050
Pentair PLC	1,887	120,825
Tyco International PLC	4,107	165,759

		1,712,999
ISRAEL — 0.21%
Bank Hapoalim BM	25,678	134,713

Security	Shares	Value

Teva Pharmaceutical Industries Ltd.	7,548	$458,016

		592,729
ITALY — 0.86%
Assicurazioni Generali SpA	10,064	194,303
Atlantia SpA	5,189	133,236
Banca Monte dei Paschi di Siena SpA[a,b]	2,479	5,014
Banco Popolare SCb	1,377	23,174
CNH Industrial NV	9,768	86,798
Enel SpA	49,932	241,854
Eni SpA	19,795	355,700
Finmeccanica SpA[b]	3,996	52,923
Intesa Sanpaolo SpA	104,076	374,489
Intesa Sanpaolo SpA RSP	16,095	51,173
Luxottica Group SpA	1,628	109,412
Saipem SpA[b]	4,107	52,051
Snam SpA	17,279	85,323
Telecom Italia SpA[a,b]	103,119	126,169
Telecom Italia SpA RSP	42,587	42,021
Tenaris SA	4,144	59,880
Terna Rete Elettrica Nazionale SpA	13,542	64,435
UniCredit SpA[a]	36,720	256,443
Unione di Banche Italiane SpA	9,072	73,949

		2,388,347
JAPAN — 8.73%
Aeon Co. Ltd.	11,100	148,572
Aisin Seiki Co. Ltd.	3,700	171,143
ANA Holdings Inc.	37,000	102,060
Asahi Group Holdings Ltd.	7,400	237,424
Astellas Pharma Inc.	22,200	324,158
Bridgestone Corp.	7,400	308,654
Canon Inc.	11,100	383,909
Casio Computer Co. Ltd.[a]	4,000	75,716
Chubu Electric Power Co. Inc.	11,100	167,983
Chugai Pharmaceutical Co. Ltd.	3,700	110,915
Chugoku Electric Power Co. Inc. (The)	7,400	112,346
Dai-ichi Life Insurance Co. Ltd. (The)	11,100	195,264
Daiichi Sankyo Co. Ltd.	8,300	156,944
Daikin Industries Ltd.	3,700	284,473
Daiwa House Industry Co. Ltd.	7,400	178,120
Denso Corp.	7,400	388,262
Dentsu Inc.	3,700	187,244
East Japan Railway Co.	3,700	338,857
Eisai Co. Ltd.	3,700	232,564
FANUC Corp.	1,100	244,119
Fast Retailing Co. Ltd.	200	82,679
Fuji Heavy Industries Ltd.	7,400	280,150
FUJIFILM Holdings Corp.	3,700	141,745
Fujitsu Ltd.	46,000	258,367
Hakuhodo DY Holdings Inc.	7,400	80,205
Hitachi Ltd.	37,000	253,435
Honda Motor Co. Ltd.	14,800	508,182
Hoya Corp.	7,400	274,038
Iida Group Holdings Co. Ltd.	3,700	60,556
INPEX Corp.	11,100	136,855
ITOCHU Corp.	18,500	250,453
Japan Airlines Co. Ltd.	3,700	127,463
Japan Exchange Group Inc.	3,700	112,853
Japan Retail Fund Investment Corp.	74	148,721
Japan Tobacco Inc.	11,100	406,092
JFE Holdings Inc.	3,700	90,536

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

JTEKT Corp.	3,700	$67,950
JX Holdings Inc.	33,300	147,454
Kansai Electric Power Co. Inc. (The)[b]	11,100	123,482
Kao Corp.	7,400	337,337
KDDI Corp.	18,500	419,062
Kirin Holdings Co. Ltd.	11,100	160,066
Kobe Steel Ltd.	37,000	69,471
Komatsu Ltd.	11,100	234,666
Konica Minolta Inc.	7,400	93,503
Kuraray Co. Ltd.	11,100	146,068
Kyocera Corp.	3,700	202,002
Kyushu Electric Power Co. Inc.[b]	7,400	86,645
Marubeni Corp.	18,500	108,530
Marui Group Co. Ltd.	3,700	46,811
Mazda Motor Corp.	7,400	159,515
Mitsubishi Chemical Holdings Corp.	25,900	163,483
Mitsubishi Corp.	14,800	332,387
Mitsubishi Electric Corp.	8,000	109,916
Mitsubishi Estate Co. Ltd.	5,000	111,971
Mitsubishi Heavy Industries Ltd.	37,000	235,247
Mitsubishi Motors Corp.	7,400	68,994
Mitsubishi UFJ Financial Group Inc.	115,300	855,912
Mitsubishi UFJ Lease & Finance Co. Ltd.	25,900	136,706
Mitsui & Co. Ltd.	18,600	261,625
Mitsui Fudosan Co. Ltd.	4,000	116,894
Mizuho Financial Group Inc.	244,300	540,592
MS&AD Insurance Group Holdings Inc.	5,600	174,415
Murata Manufacturing Co. Ltd.	800	130,448
Nagoya Railroad Co. Ltd.	37,000	140,433
NEC Corp.	52,000	170,966
Nidec Corp.	3,700	270,877
Nikon Corp.[a]	7,400	92,012
Nintendo Co. Ltd.	500	85,096
Nippon Paint Holdings Co. Ltd.	3,700	115,089
Nippon Steel & Sumitomo Metal Corp.	74,470	205,176
Nippon Telegraph & Telephone Corp.	3,700	258,474
Nissan Motor Co. Ltd.	29,600	310,204
Nitto Denko Corp.	3,700	287,962
Nomura Holdings Inc.	40,700	270,120
NTT DOCOMO Inc.	18,500	333,341
Olympus Corp.	3,700	126,568
Omron Corp.	3,700	172,634
Oriental Land Co. Ltd./Japan	3,700	238,825
ORIX Corp.	14,800	235,486
Otsuka Holdings Co. Ltd.	3,700	116,043
Panasonic Corp.	22,200	327,557
Rakuten Inc.	7,400	121,828
Resona Holdings Inc.	33,300	191,275
Ricoh Co. Ltd.	7,400	77,521
Sekisui House Ltd.	5,500	91,988
Seven & I Holdings Co. Ltd.	7,400	307,521
Seven Bank Ltd.	22,200	105,190
Shin-Etsu Chemical Co. Ltd.	3,700	226,541
Shionogi & Co. Ltd.	3,700	131,339
Shiseido Co. Ltd.	3,700	74,405
SoftBank Corp.	7,400	444,077
Sompo Japan Nipponkoa Holdings Inc.	3,700	135,066
Sony Corp.[b]	11,100	345,447
Sumitomo Corp.	14,800	176,689
Sumitomo Electric Industries Ltd.	11,100	177,732
Sumitomo Mitsui Financial Group Inc.	11,100	507,168
Sumitomo Mitsui Trust Holdings Inc.	37,000	169,921
Sumitomo Realty & Development Co. Ltd.	2,000	77,199

Security	Shares	Value

Suzuki Motor Corp.	3,700	$129,237
Sysmex Corp.	3,700	214,972
T&D Holdings Inc.	11,100	166,462
Takeda Pharmaceutical Co. Ltd.	7,400	360,176
Tohoku Electric Power Co. Inc.	7,400	103,938
Tokio Marine Holdings Inc.	7,400	306,746
Tokyo Electric Power Co. Inc.[b]	18,500	105,697
Tokyo Electron Ltd.	3,700	236,947
Tokyu Fudosan Holdings Corp.	11,100	83,633
Toshiba Corp.	37,000	129,908
Toyota Motor Corp.	22,200	1,539,214
Unicharm Corp.	3,700	81,934
USS Co. Ltd.	7,400	139,061
Yahoo Japan Corp.	22,300	99,914
Yamada Denki Co. Ltd.	14,800	62,375
Yamato Holdings Co. Ltd.	3,700	75,866
Yokogawa Electric Corp.	7,400	87,837

		24,243,896
NETHERLANDS — 1.19%
Aegon NV	15,392	116,961
Akzo Nobel NV	1,998	151,912
Altice SAa,b	962	124,980
ASML Holding NV	2,812	313,689
Fiat Chrysler Automobiles NVa,b	8,177	130,439
Gemalto NVa	763	66,620
Heineken Holding NV	888	61,646
Heineken NV	1,813	141,801
ING Groep NV CVA	32,523	533,958
Koninklijke Ahold NV	7,708	156,464
Koninklijke DSM NV	1,666	98,614
Koninklijke KPN NV	26,318	95,333
Koninklijke Philips NV	8,229	223,787
Mylan NVb	3,219	233,796
Randstad Holding NV	1,273	73,593
Reed Elsevier NV	5,476	132,560
Unilever NV CVA	12,580	535,547
Wolters Kluwer NV	3,737	116,090

		3,307,790
NEW ZEALAND — 0.04%
Fletcher Building Ltd.	9,028	56,273
Spark New Zealand Ltd.	22,607	44,478

		100,751
NORWAY — 0.25%
DNB ASA	8,399	147,026
Norsk Hydro ASA	11,507	53,848
Orkla ASA	8,362	65,307
Seadrill Ltd.[a]	3,552	42,682
Statoil ASA	9,879	184,716
Telenor ASA	5,661	127,918
Yara International ASA	1,665	83,745

		705,242
PORTUGAL — 0.06%
Banco Comercial Portugues SA Registered[a,b]	339,068	31,672
EDP — Energias de Portugal SA	22,440	87,460
Galp Energia SGPS SA	4,921	57,836

		176,968

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

SINGAPORE — 0.51%
Ascendas REIT	74,000	$131,663
CapitaLand Ltd.[a]	66,600	172,314
CapitaMall Trust	111,000	178,568
Genting Singapore PLC	148,000	100,941
Global Logistic Properties Ltd.[a]	74,000	151,412
Hutchison Port Holdings Trust[a]	148,000	97,680
Noble Group Ltd.[a]	111,000	65,420
Oversea-Chinese Banking Corp. Ltd.[a]	22,200	167,870
Singapore Press Holdings Ltd.[a]	7,000	21,588
Singapore Telecommunications Ltd.[a]	107,300	328,526

		1,415,982
SPAIN — 1.34%
Abertis Infraestructuras SA	4,625	81,105
ACS Actividades de Construccion y Servicios SA	1,961	63,112
Amadeus IT Holding SA Class A	3,848	174,804
Banco Bilbao Vizcaya Argentaria SA	49,854	491,535
Banco de Sabadell SAa	47,575	120,278
Banco Popular Espanol SA	19,981	98,359
Banco Santander SA	114,517	814,071
Bankia SAb	50,246	64,838
Bankinter SA	10,508	77,245
CaixaBank SA	22,164	106,043
Distribuidora Internacional de Alimentacion SA	7,067	56,219
Enagas SA	236	6,775
Ferrovial SA	4,576	98,607
Gas Natural SDG SA	3,071	75,402
Grifols SA	1,554	61,862
Iberdrola SA	36,793	253,968
Inditex SA	8,510	281,391
International Consolidated Airlines Group SAb	16,835	142,009
Red Electrica Corp. SA	112	9,403
Repsol SA	9,066	172,351
Telefonica SA	33,715	476,089

		3,725,466
SWEDEN — 1.14%
Alfa Laval AB	3,441	64,801
Assa Abloy AB Class B	3,404	200,401
Atlas Copco AB Class A	4,847	146,251
Atlas Copco AB Class B	4,144	111,312
Boliden AB	4,074	87,164
Electrolux AB Class B	2,109	64,203
Hennes & Mauritz AB Class B	7,400	291,186
Hexagon AB Class B	2,146	78,592
Investment AB Kinnevik Class B	2,368	78,906
Investor AB Class B	4,551	179,346
Lundin Petroleum ABa,b	2,775	43,587
Millicom International Cellular SA SDR	518	41,469
Nordea Bank AB	22,681	294,398
Sandvik AB	9,662	116,139
Skandinaviska Enskilda Banken AB Class A	11,692	144,098
Skanska AB Class B	4,144	86,043
SKF AB Class B	3,700	89,123
Svenska Cellulosa AB SCA Class B	4,514	117,500
Svenska Handelsbanken AB Class A	12,358	185,718
Swedbank AB Class A	7,363	172,356
Swedish Match AB	1,961	58,275
Telefonaktiebolaget LM Ericsson Class B	24,309	272,283

Security	Shares	Value

TeliaSonera AB	14,615	$85,956
Volvo AB Class B	12,961	167,930

		3,177,037
SWITZERLAND — 3.71%
ABB Ltd. Registered	18,463	402,395
Actelion Ltd. Registered	1,073	149,459
Adecco SA Registered	1,332	105,476
Aryzta AG	1,295	81,817
Baloise Holding AG Registered	703	87,265
Cie. Financiere Richemont SA Class A Registered	4,329	372,624
Credit Suisse Group AG Registered	12,580	332,186
Geberit AG Registered	444	159,084
Givaudan SA Registered	111	202,620
Holcim Ltd. Registered	2,035	159,957
Julius Baer Group Ltd.	2,183	118,713
Kuehne + Nagel International AG Registered	555	77,659
Nestle SA Registered	25,456	1,967,183
Novartis AG Registered	18,537	1,896,243
Partners Group Holding AG	296	92,485
Roche Holding AG	5,476	1,603,298
Schindler Holding AG Participation Certificates	444	77,518
Schindler Holding AG Registered	333	57,609
SGS SA Registered	74	141,670
Sonova Holding AG Registered	481	72,251
Swatch Group AG (The) Bearer	370	146,376
Swiss Life Holding AG Registered	333	79,601
Swiss Prime Site AG Registered	609	48,579
Swiss Re AG	2,812	251,585
Swisscom AG Registered	185	106,782
Syngenta AG Registered	814	367,156
Transocean Ltd.[a]	3,293	63,322
UBS Group AG	29,277	627,531
Weatherford International PLC[b]	7,141	98,689
Zurich Insurance Group AG	1,147	364,642

		10,311,775
UNITED KINGDOM — 7.89%
3i Group PLC	11,063	95,043
Aberdeen Asset Management PLC	9,879	67,324
Admiral Group PLC	1,739	39,513
Aggreko PLC	2,383	58,472
Amec Foster Wheeler PLC	2,923	42,373
Anglo American PLC	11,100	173,784
Antofagasta PLC	3,663	41,698
ARM Holdings PLC	11,766	207,373
Associated British Foods PLC	3,441	158,994
AstraZeneca PLC	10,249	683,836
Aviva PLC	30,685	245,123
Babcock International Group PLC	5,556	95,380
BAE Systems PLC	27,565	216,624
Barclays PLC	128,982	531,415
BG Group PLC	27,676	480,180
BHP Billiton PLC	16,946	356,722
BP PLC	145,706	1,002,199
British American Tobacco PLC	15,059	828,519
British Land Co. PLC (The)	9,953	130,919
BT Group PLC	69,634	474,655
Bunzl PLC	4,033	116,683
Burberry Group PLC	4,070	105,270
Capita PLC	5,661	108,153
Carnival PLC	1,702	82,252

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

Centrica PLC	40,700	$172,407
Cobham PLC	12,987	58,600
Compass Group PLC	14,514	253,369
Croda International PLC	1,443	64,407
Diageo PLC	19,906	551,469
Experian PLC	8,732	166,025
G4S PLC	12,765	58,086
GKN PLC	17,279	96,661
GlaxoSmithKline PLC	37,740	837,062
Glencore PLC	86,099	378,317
Hammerson PLC	10,175	103,795
HSBC Holdings PLC	151,811	1,442,523
ICAP PLC	5,920	49,956
IMI PLC	3,108	59,046
Imperial Tobacco Group PLC	7,881	405,277
Inmarsat PLC	7,955	120,540
InterContinental Hotels Group PLC	2,593	108,456
Intertek Group PLC	1,591	60,719
Intu Properties PLC	11,378	58,042
Investec PLC	5,957	54,495
ITV PLC	33,855	140,673
J Sainsbury PLC	12,002	46,079
Johnson Matthey PLC	2,035	108,655
Kingfisher PLC	19,092	107,794
Land Securities Group PLC	8,362	167,539
Legal & General Group PLC	46,361	188,039
Lloyds Banking Group PLC	466,718	625,088
London Stock Exchange Group PLC	2,853	106,966
Lonmin PLC[b]	877	1,887
Marks & Spencer Group PLC	13,764	122,449
Meggitt PLC	9,620	74,646
National Grid PLC	27,084	386,012
Next PLC	1,369	157,095
Old Mutual PLC	36,593	123,460
Pearson PLC	6,364	126,925
Petrofac Ltd.	2,257	31,169
Prudential PLC	19,499	484,106
Randgold Resources Ltd.	777	56,141
Reckitt Benckiser Group PLC	4,847	436,751
Reed Elsevier PLC	10,064	166,625
Rexam PLC	7,162	61,092
Rio Tinto PLC	10,693	466,013
Rolls-Royce Holdings PLC	15,762	240,039
Rolls-Royce Holdings PLC New[b]	2,042,244	3,116
Royal Bank of Scotland Group PLC[b]	19,869	104,692
Royal Dutch Shell PLC Class A	31,598	936,856
Royal Dutch Shell PLC Class B	20,683	622,861
RSA Insurance Group PLC	9,267	60,990
SABMiller PLC	7,622	406,380
Sage Group PLC (The)	11,694	101,446
SEGRO PLC	12,025	78,206
Severn Trent PLC	2,072	69,464
Shire PLC	5,032	432,688
Sky PLC	8,103	130,448
Smith & Nephew PLC	7,733	136,882
Smiths Group PLC	3,996	73,111
SSE PLC	7,603	193,170
Standard Chartered PLC	20,350	324,815
Standard Life PLC	15,010	111,705
Tate & Lyle PLC	5,069	45,018
Tesco PLC	63,936	207,419
Tullow Oil PLC	9,287	55,992
Unilever PLC	10,138	446,622

Security	Shares	Value

United Utilities Group PLC	5,698	$86,601
Vodafone Group PLC	207,869	809,965
Weir Group PLC (The)	2,109	65,137
Whitbread PLC	1,924	150,320
Wolseley PLC	2,416	148,979
WPP PLC	10,101	237,370

		21,907,252
UNITED STATES — 56.71%
3M Co.	4,958	788,719
Abbott Laboratories	11,803	573,626
AbbVie Inc.	13,182	877,789
Accenture PLC Class A	4,921	472,613
ACE Ltd.	2,479	263,964
Actavis PLC[b]	3,054	936,998
Activision Blizzard Inc.	4,255	107,481
Adobe Systems Inc.[b]	4,033	318,970
ADT Corp. (The)	1,480	53,990
Advance Auto Parts Inc.	629	96,375
AES Corp./VA	5,439	73,970
Aetna Inc.	2,812	331,732
Affiliated Managers Group Inc.[b]	666	148,958
Aflac Inc.	2,849	177,265
AGCO Corp.	1,036	52,608
Agilent Technologies Inc.	2,775	114,302
Air Products & Chemicals Inc.	1,702	249,785
Airgas Inc.	666	67,892
Akamai Technologies Inc.[b]	1,591	121,346
Albemarle Corp.	888	53,413
Alcoa Inc.	10,138	126,725
Alexion Pharmaceuticals Inc.[b]	1,628	266,731
Alleghany Corp.[b]	148	70,352
Alliance Data Systems Corp.[b]	481	143,352
Alliant Energy Corp.	1,221	74,847
Allstate Corp. (The)	3,367	226,666
Alnylam Pharmaceuticals Inc.[b]	703	92,156
Altera Corp.	2,812	137,366
Altria Group Inc.	15,725	805,120
Amazon.com Inc.[b]	3,145	1,349,928
Ameren Corp.	2,294	92,288
American Airlines Group Inc.	1,924	81,520
American Capital Agency Corp.	2,812	58,658
American Electric Power Co. Inc.	3,922	220,769
American Express Co.	7,400	589,928
American International Group Inc.	10,582	620,211
American Realty Capital Properties Inc.	7,178	63,669
American Tower Corp.	3,330	308,991
American Water Works Co. Inc.	1,739	91,941
Ameriprise Financial Inc.	1,776	221,272
AmerisourceBergen Corp.	2,109	237,389
AMETEK Inc.	2,479	133,271
Amgen Inc.	5,994	936,622
Amphenol Corp. Class A	2,516	143,538
Anadarko Petroleum Corp.	3,996	334,106
Analog Devices Inc.	2,556	173,706
Annaly Capital Management Inc.	7,622	79,574
ANSYS Inc.[b]	925	82,325
Anthem Inc.	2,405	403,679
Aon PLC	2,368	239,689
Apache Corp.	2,923	174,912
Apple Inc.	46,472	6,054,372
Applied Materials Inc.	10,064	202,588

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

Arch Capital Group Ltd.[b]	1,221	$78,010
Archer-Daniels-Midland Co.	5,439	287,451
Arrow Electronics Inc.[b]	999	60,729
Assurant Inc.	740	48,729
AT&T Inc.	39,220	1,354,659
Autodesk Inc.[b]	1,998	108,192
Autoliv Inc.	814	102,686
Automatic Data Processing Inc.	3,774	322,715
AutoZone Inc.[b]	259	174,468
Avago Technologies Ltd.	2,257	334,194
AvalonBay Communities Inc.	1,073	178,654
Avery Dennison Corp.	1,184	73,301
Avnet Inc.	1,295	56,993
Axis Capital Holdings Ltd.	888	48,876
Baker Hughes Inc.	3,441	221,807
Ball Corp.	1,554	110,318
Bank of America Corp.	82,954	1,368,741
Bank of New York Mellon Corp. (The)	9,361	405,893
Baxter International Inc.	3,848	256,315
BB&T Corp.	5,365	211,757
Becton Dickinson and Co.	1,525	214,278
Bed Bath & Beyond Inc.[b]	1,850	131,942
Berkshire Hathaway Inc. Class Bb	9,139	1,306,877
Best Buy Co. Inc.	2,775	96,292
Biogen Inc.[b]	1,887	749,120
BioMarin Pharmaceutical Inc.[b]	1,443	181,197
BlackRock Inc.[c]	1,110	406,016
Boeing Co. (The)	5,439	764,288
BorgWarner Inc.	1,554	93,473
Boston Properties Inc.	1,406	182,822
Boston Scientific Corp.[b]	12,062	220,373
Bristol-Myers Squibb Co.	13,135	848,521
Broadcom Corp. Class A	4,255	241,897
Brown-Forman Corp. Class B	1,221	115,104
Bunge Ltd.	1,295	119,865
CA Inc.	2,849	86,752
Cabot Oil & Gas Corp.	3,774	128,165
Calpine Corp.[b]	3,478	69,908
Cameron International Corp.[b]	1,998	102,557
Campbell Soup Co.	1,665	80,486
Capital One Financial Corp.	4,329	361,731
Cardinal Health Inc.	2,664	234,885
CarMax Inc.[b]	1,887	134,052
Carnival Corp.	2,923	135,423
Caterpillar Inc.	4,847	413,546
CBRE Group Inc. Class Ab	3,293	125,924
CBS Corp. Class B NVS	4,218	260,335
CDK Global Inc.	1,406	74,926
Celanese Corp. Series A	1,443	99,351
Celgene Corp.[b]	6,475	740,999
CenterPoint Energy Inc.	3,478	70,847
CenturyLink Inc.	4,847	161,114
Cerner Corp.[b]	2,516	169,302
CF Industries Holdings Inc.	444	140,251
CH Robinson Worldwide Inc.	1,406	86,792
Charles Schwab Corp. (The)	10,064	318,526
Charter Communications Inc. Class Ab	703	125,851
Cheniere Energy Inc.[b]	2,072	157,120
Chesapeake Energy Corp.	4,958	69,957
Chevron Corp.	14,393	1,482,479
Chipotle Mexican Grill Inc.[b]	296	182,194
Chubb Corp. (The)	1,850	180,375
Church & Dwight Co. Inc.	1,147	96,314

Security	Shares	Value

Cigna Corp.	2,331	$328,275
Cimarex Energy Co.	814	94,025
Cincinnati Financial Corp.	1,036	52,401
Cintas Corp.	1,295	111,487
Cisco Systems Inc.	40,293	1,180,988
CIT Group Inc.	1,517	70,176
Citigroup Inc.	23,791	1,286,617
Citrix Systems Inc.[b]	1,591	103,431
Clorox Co. (The)	851	91,619
CME Group Inc./IL	2,553	240,493
CMS Energy Corp.	2,553	87,159
Coach Inc.	2,220	78,521
Coca-Cola Co. (The)	31,006	1,270,006
Coca-Cola Enterprises Inc.	2,331	103,100
Cognizant Technology Solutions Corp. Class Ab	4,958	320,882
Colgate-Palmolive Co.	6,734	449,764
Comcast Corp. Class A	17,168	1,003,641
Comcast Corp. Class A Special NVS	3,293	190,994
Comerica Inc.	1,517	74,257
Communications Sales & Leasing Inc.[b]	822	21,413
Computer Sciences Corp.	1,332	91,375
ConAgra Foods Inc.	3,626	140,000
Concho Resources Inc.[b]	999	120,180
ConocoPhillips	9,509	605,533
CONSOL Energy Inc.	2,220	61,805
Consolidated Edison Inc.	2,146	132,709
Constellation Brands Inc. Class A	1,406	165,753
Continental Resources Inc./OKa,b	1,155	52,622
Core Laboratories NV	407	47,814
Corning Inc.	11,100	232,212
Costco Wholesale Corp.	3,478	495,928
CR Bard Inc.	666	113,433
Crown Castle International Corp.	2,738	223,284
Crown Holdings Inc.[b]	1,554	85,921
CSX Corp.	8,436	287,499
Cummins Inc.	1,517	205,629
CVS Health Corp.	9,398	962,167
Danaher Corp.	4,847	418,393
Darden Restaurants Inc.	1,295	84,874
DaVita HealthCare Partners Inc.[b]	1,480	123,994
Deere & Co.	2,627	246,097
Delphi Automotive PLC	2,257	196,314
DENTSPLY International Inc.	1,369	71,236
Devon Energy Corp.	2,960	193,051
Dick’s Sporting Goods Inc.	925	49,691
Digital Realty Trust Inc.[a]	1,295	85,522
DIRECTV[b]	3,996	363,796
Discover Financial Services	4,144	241,471
Discovery Communications Inc. Class Aa,b	1,258	42,697
Discovery Communications Inc. Class C NVS[b]	2,812	88,423
DISH Network Corp. Class Ab	2,072	146,677
Dollar General Corp.	2,553	185,322
Dollar Tree Inc.[b]	1,924	144,281
Dominion Resources Inc./VA	4,403	310,500
Dover Corp.	1,665	125,541
Dow Chemical Co. (The)	9,472	493,207
DR Horton Inc.	2,923	76,349
Dr. Pepper Snapple Group Inc.	1,924	147,455
DTE Energy Co.	1,443	114,329
Duke Energy Corp.	5,143	389,479
Duke Realty Corp.	4,588	89,741
Dun & Bradstreet Corp. (The)	518	66,268
Eastman Chemical Co.	1,406	107,939

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

Eaton Corp. PLC	3,626	$259,585
Eaton Vance Corp. NVS	1,480	60,088
eBay Inc.[b]	9,176	563,039
Ecolab Inc.	2,442	279,975
Edison International	2,923	177,748
Edwards Lifesciences Corp.[b]	999	130,589
EI du Pont de Nemours & Co.	7,215	512,337
Electronic Arts Inc.[b]	2,960	185,755
Eli Lilly & Co.	7,622	601,376
EMC Corp./MA	15,651	412,247
Emerson Electric Co.	5,217	314,637
Energen Corp.	777	53,768
Energizer Holdings Inc.	518	73,395
Ensco PLC Class A	1,924	45,214
Entergy Corp.	1,665	127,323
EOG Resources Inc.	4,440	393,784
EQT Corp.	1,369	116,461
Equifax Inc.	1,258	126,215
Equinix Inc.	451	120,900
Equity Residential	2,738	203,488
Essex Property Trust Inc.	487	108,416
Estee Lauder Companies Inc. (The) Class A	1,850	161,745
Everest Re Group Ltd.[a]	407	73,875
Eversource Energy	2,553	125,735
Exelon Corp.	7,511	254,097
Expedia Inc.	999	107,153
Expeditors International of Washington Inc.	1,924	88,196
Express Scripts Holding Co.[a,b]	6,142	535,214
Exxon Mobil Corp.	33,300	2,837,160
F5 Networks Inc.[b]	703	88,360
Facebook Inc. Class Ab	16,058	1,271,633
Family Dollar Stores Inc.	851	65,970
Fastenal Co.	2,553	105,975
Federal Realty Investment Trust	925	124,385
FedEx Corp.	2,368	410,185
Fidelity National Information Services Inc.	2,331	146,154
Fifth Third Bancorp	6,586	133,301
First Republic Bank/CA	1,480	89,614
FirstEnergy Corp.	3,663	130,696
Fiserv Inc.[b]	2,368	189,795
FleetCor Technologies Inc.[b]	629	95,696
Flextronics International Ltd.[b]	6,401	77,772
FLIR Systems Inc.	1,628	49,735
Flowserve Corp.	1,665	91,575
Fluor Corp.	1,591	89,446
FMC Corp.	1,369	78,266
FMC Technologies Inc.[b]	1,961	81,950
FNF Group	1,998	75,844
Ford Motor Co.	26,751	405,813
Franklin Resources Inc.	3,626	184,600
Freeport-McMoRan Inc.	7,992	157,043
Frontier Communications Corp.	9,731	50,115
Gap Inc. (The)	2,257	86,511
Garmin Ltd.	999	45,435
General Dynamics Corp.	2,442	342,271
General Electric Co.	77,959	2,125,942
General Growth Properties Inc.	4,329	122,641
General Mills Inc.	4,514	253,461
General Motors Co.	11,327	407,432
Genuine Parts Co.	1,221	110,464
Gilead Sciences Inc.[b]	11,914	1,337,585
Goldman Sachs Group Inc. (The)	3,374	695,685
Google Inc. Class Ab	2,294	1,250,964

Security	Shares	Value

Google Inc. Class Cb	2,299	$1,223,321
H&R Block Inc.	2,923	92,747
Halliburton Co.	7,215	327,561
Hanesbrands Inc.	3,256	103,736
Harley-Davidson Inc.	1,517	81,144
Harman International Industries Inc.	629	75,807
Harris Corp.	1,110	87,934
Hartford Financial Services Group Inc. (The)	3,441	141,459
Hasbro Inc.	925	66,720
HCA Holdings Inc.[b]	2,590	211,940
HCP Inc.	4,181	161,888
Health Care REIT Inc.	2,516	176,774
Helmerich & Payne Inc.	1,221	89,121
Henry Schein Inc.[b]	851	120,561
Hershey Co. (The)	1,369	127,125
Hertz Global Holdings Inc.[a,b]	4,301	85,547
Hess Corp.	2,479	167,382
Hewlett-Packard Co.	14,467	483,198
HollyFrontier Corp.	1,628	67,806
Hologic Inc.[b]	2,553	91,321
Home Depot Inc. (The)	10,878	1,212,027
Honeywell International Inc.	5,624	586,021
Hormel Foods Corp.	1,554	88,920
Hospira Inc.[b]	1,480	130,862
Host Hotels & Resorts Inc.	7,955	158,464
Humana Inc.	1,184	254,146
IHS Inc. Class Ab	666	82,184
Illinois Tool Works Inc.	3,293	308,982
Illumina Inc.[b]	1,221	251,624
Incyte Corp.[b]	1,369	150,795
Ingersoll-Rand PLC	2,701	185,775
Integrys Energy Group Inc.	888	63,856
Intel Corp.	36,815	1,268,645
Intercontinental Exchange Inc.	1,005	237,964
International Business Machines Corp.	7,474	1,267,964
International Flavors & Fragrances Inc.	851	101,303
International Paper Co.	3,256	168,758
Interpublic Group of Companies Inc. (The)	4,107	83,865
Intuit Inc.	2,331	242,774
Intuitive Surgical Inc.[b]	267	130,229
Invesco Ltd.	3,885	154,740
Iron Mountain Inc.	1,499	54,669
Isis Pharmaceuticals Inc.[b]	1,073	72,234
Jacobs Engineering Group Inc.[b]	1,480	64,025
JB Hunt Transport Services Inc.	962	80,827
JM Smucker Co. (The)	814	96,500
Johnson & Johnson	22,089	2,211,992
Johnson Controls Inc.	4,921	255,990
JPMorgan Chase & Co.	29,341	1,930,051
Juniper Networks Inc.	3,700	102,860
Kansas City Southern	999	90,409
Kellogg Co.	1,961	123,092
Keurig Green Mountain Inc.	1,036	89,345
KeyCorp	7,141	104,116
Kimberly-Clark Corp.	2,775	302,086
Kimco Realty Corp.	3,293	78,900
Kinder Morgan Inc./DE	14,467	600,236
KLA-Tencor Corp.	1,554	92,712
Kohl’s Corp.	1,776	116,310
Kraft Foods Group Inc.	4,403	371,833
Kroger Co. (The)	4,329	315,151
L Brands Inc.	1,961	169,666
L-3 Communications Holdings Inc.	925	108,974

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

Laboratory Corp. of America Holdings[b]	814	$96,011
Lam Research Corp.	1,480	121,730
Las Vegas Sands Corp.	3,367	171,145
Legg Mason Inc.	1,406	75,024
Leggett & Platt Inc.	1,406	66,476
Leucadia National Corp.	2,886	71,082
Level 3 Communications Inc.[b]	1,961	108,796
Liberty Global PLC Series Ab	2,294	131,974
Liberty Global PLC Series C NVS[b]	4,403	236,661
Liberty Interactive Corp. Series Ab	4,440	124,187
Liberty Media Corp. Class Ab	962	36,859
Liberty Media Corp. Class Cb	1,144	43,426
Liberty Property Trust	1,147	40,076
Lincoln National Corp.	2,479	141,328
Linear Technology Corp.	1,850	88,522
LinkedIn Corp. Class Ab	925	180,310
LKQ Corp.[b]	3,182	90,910
Lockheed Martin Corp.	2,220	417,804
Loews Corp.	2,590	103,911
Lorillard Inc.	2,349	170,256
Lowe’s Companies Inc.	8,510	595,530
lululemon athletica Inc.[a,b]	947	56,621
LyondellBasell Industries NV Class A	3,404	344,144
M&T Bank Corp.	888	107,341
Macerich Co. (The)	1,591	130,637
Macy’s Inc.	3,219	215,512
Mallinckrodt PLC[b]	999	129,311
ManpowerGroup Inc.	740	62,641
Marathon Oil Corp.	4,995	135,814
Marathon Petroleum Corp.	2,442	252,649
Marriott International Inc./MD Class A	2,405	187,566
Marsh & McLennan Companies Inc.	3,700	215,451
Martin Marietta Materials Inc.	518	77,187
Marvell Technology Group Ltd.	4,440	62,116
Masco Corp.	3,404	92,146
MasterCard Inc. Class A	8,251	761,237
Mattel Inc.	2,590	66,848
Maxim Integrated Products Inc.	2,775	97,319
McCormick & Co. Inc./MD	1,258	98,753
McDonald’s Corp.	7,215	692,135
McGraw Hill Financial Inc.	2,183	226,486
McKesson Corp.	1,887	447,653
MDU Resources Group Inc.	2,331	48,811
Mead Johnson Nutrition Co.	1,665	162,004
MeadWestvaco Corp.	2,146	108,459
Medivation Inc.[b]	814	107,489
Merck & Co. Inc.	22,570	1,374,287
MetLife Inc.	7,289	380,923
MGM Resorts International[b]	3,885	77,894
Microchip Technology Inc.[a]	1,924	94,526
Micron Technology Inc.[b]	8,177	228,384
Microsoft Corp.	62,567	2,931,890
Mohawk Industries Inc.[b]	555	103,585
Molson Coors Brewing Co. Class B	1,406	103,172
Mondelez International Inc. Class A	13,283	552,440
Monsanto Co.	4,107	480,437
Monster Beverage Corp.[b]	1,332	169,537
Moody’s Corp.	1,739	187,986
Morgan Stanley	11,877	453,701
Mosaic Co. (The)	2,479	113,662
Motorola Solutions Inc.	1,924	113,516
Murphy Oil Corp.	1,443	62,713
Nabors Industries Ltd.	3,441	50,755

Security	Shares	Value

NASDAQ OMX Group Inc. (The)	1,295	$67,016
National Oilwell Varco Inc.	3,071	151,062
Navient Corp.	4,144	79,855
NetApp Inc.	2,960	98,864
Netflix Inc.[b]	481	300,173
New York Community Bancorp Inc.	4,144	73,515
Newell Rubbermaid Inc.	2,405	95,070
Newmont Mining Corp.	3,922	106,835
News Corp. Class Ab	3,148	47,692
NextEra Energy Inc.	3,570	365,354
Nielsen NV	2,590	116,524
NIKE Inc. Class B	5,920	601,886
NiSource Inc.	2,701	127,433
Noble Energy Inc.	3,145	137,688
Nordstrom Inc.	1,295	94,069
Norfolk Southern Corp.	2,590	238,280
Northern Trust Corp.	1,850	137,917
Northrop Grumman Corp.	1,702	270,924
NRG Energy Inc.	3,145	79,254
Nucor Corp.	2,590	122,507
NVIDIA Corp.	3,996	88,431
O’Reilly Automotive Inc.[b]	962	211,188
Occidental Petroleum Corp.	5,994	468,671
Omnicare Inc.	1,147	109,298
Omnicom Group Inc.	2,109	157,184
ONEOK Inc.	1,815	76,085
Oracle Corp.	28,083	1,221,330
PACCAR Inc.	2,923	185,786
Pall Corp.	1,184	147,337
Palo Alto Networks Inc.[b]	740	125,423
Parker-Hannifin Corp.	1,332	160,413
PartnerRe Ltd.	444	58,355
Patterson Companies Inc.	1,036	49,562
Paychex Inc.	2,812	138,941
People’s United Financial Inc.	3,182	49,512
Pepco Holdings Inc.	2,516	68,561
PepsiCo Inc.	11,766	1,134,595
Perrigo Co. PLC	1,184	225,315
Pfizer Inc.	48,211	1,675,332
PG&E Corp.	4,033	215,644
Philip Morris International Inc.	11,961	993,600
Phillips 66	4,810	380,567
Pinnacle West Capital Corp.	1,147	69,875
Pioneer Natural Resources Co.	1,221	180,500
Plum Creek Timber Co. Inc.	1,406	58,012
PNC Financial Services Group Inc. (The)[c]	4,033	385,918
PPG Industries Inc.	1,295	296,413
PPL Corp.	5,254	182,366
Praxair Inc.	2,109	259,112
Precision Castparts Corp.	1,147	242,740
Priceline Group Inc. (The)[b]	444	520,386
Principal Financial Group Inc.	2,479	128,139
Procter & Gamble Co. (The)	20,646	1,618,440
Progressive Corp. (The)	4,033	110,262
Prologis Inc.	4,514	178,709
Prudential Financial Inc.	3,515	297,404
Public Service Enterprise Group Inc.	5,106	217,669
Public Storage	1,221	236,312
PulteGroup Inc.	3,330	63,869
Puma Biotechnology Inc.[b]	222	43,390
PVH Corp.	740	77,434
Qorvo Inc.[b]	1,271	104,413
QUALCOMM Inc.	12,839	894,621

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

Quanta Services Inc.[b]	2,331	$68,345
Quest Diagnostics Inc.	1,332	100,206
Rackspace Hosting Inc.[b]	962	38,567
Ralph Lauren Corp.	481	62,722
Range Resources Corp.	1,332	73,806
Raytheon Co.	2,627	271,264
Realty Income Corp.	1,776	80,932
Red Hat Inc.[b]	1,665	128,655
Regency Centers Corp.	1,221	77,094
Regeneron Pharmaceuticals Inc.[b]	629	322,400
Regions Financial Corp.	11,322	114,239
RenaissanceRe Holdings Ltd.	481	49,115
Republic Services Inc.	2,516	101,370
Reynolds American Inc.	2,738	210,141
Rite Aid Corp.[b]	8,658	75,498
Robert Half International Inc.	1,554	87,599
Rock-Tenn Co. Class A	1,480	96,407
Rockwell Automation Inc.	1,258	154,596
Rockwell Collins Inc.	1,332	126,793
Roper Technologies Inc.	999	174,785
Ross Stores Inc.	1,850	178,839
Royal Caribbean Cruises Ltd.	1,369	104,017
salesforce.com inc.[b]	5,217	379,537
SanDisk Corp.	1,776	121,443
SBA Communications Corp. Class Ab	1,369	153,068
SCANA Corp.	1,221	64,908
Schlumberger Ltd.	10,397	943,736
Scripps Networks Interactive Inc. Class A	814	54,546
Seagate Technology PLC	2,923	162,636
SEI Investments Co.	1,998	95,584
Sempra Energy	1,887	202,796
ServiceNow Inc.[b]	1,184	90,706
Sherwin-Williams Co. (The)	777	223,916
Sigma-Aldrich Corp.	1,147	159,777
Signet Jewelers Ltd.	814	105,275
Simon Property Group Inc.	2,482	450,235
Sirius XM Holdings Inc.[b]	33,596	129,681
Skyworks Solutions Inc.	1,554	169,945
SL Green Realty Corp.	640	75,942
Southern Co. (The)	6,364	278,043
Southwestern Energy Co.[a,b]	2,886	74,372
Spectra Energy Corp.	4,958	174,373
Splunk Inc.[b]	1,036	70,054
Sprint Corp.[a,b]	9,145	42,524
St. Jude Medical Inc.	2,553	188,284
Stanley Black & Decker Inc.	1,406	144,031
Staples Inc.	4,699	77,369
Starbucks Corp.	12,284	638,277
Starwood Hotels & Resorts Worldwide Inc.	1,776	146,982
State Street Corp.	3,737	291,224
Stericycle Inc.[b]	814	111,762
Stryker Corp.	2,368	227,636
SunEdison Inc.[b]	2,146	64,316
SunTrust Banks Inc.	4,329	184,762
Symantec Corp.	5,809	143,047
Synopsys Inc.[b]	1,665	83,067
Sysco Corp.	4,292	159,491
T Rowe Price Group Inc.	2,146	173,161
T-Mobile U.S. Inc.[b]	2,627	102,138
Target Corp.	4,588	363,920
TD Ameritrade Holding Corp.	2,257	83,848
TE Connectivity Ltd.	3,256	224,664
Teradata Corp.[a,b]	1,591	61,954

Security	Shares	Value

Tesla Motors Inc.[a,b]	740	$185,592
Tesoro Corp.	962	85,137
Texas Instruments Inc.	8,362	467,603
Textron Inc.	2,701	122,139
Thermo Fisher Scientific Inc.	3,034	393,297
Tiffany & Co.	1,036	97,104
Time Warner Cable Inc.	2,257	408,269
Time Warner Inc.	6,993	590,769
TJX Companies Inc. (The)	5,735	369,219
Toll Brothers Inc.[b]	1,295	46,840
Torchmark Corp.	1,158	66,087
Total System Services Inc.	1,961	80,793
Tractor Supply Co.	1,258	109,622
TransDigm Group Inc.	555	125,452
Travelers Companies Inc. (The)	2,516	254,418
Trimble Navigation Ltd.[b]	2,220	52,037
TripAdvisor Inc.[b]	999	76,184
Twenty-First Century Fox Inc. Class A	12,691	426,418
Twenty-First Century Fox Inc. Class B	2,220	74,237
Twitter Inc.[b]	3,626	132,965
Tyson Foods Inc. Class A	2,849	120,940
U.S. Bancorp/MN	13,875	598,151
UDR Inc.	2,923	95,173
Ulta Salon Cosmetics & Fragrance Inc.[b]	592	90,351
Under Armour Inc. Class Ab	1,665	130,553
Union Pacific Corp.	7,141	720,598
United Parcel Service Inc. Class B	5,439	539,658
United Rentals Inc.[b]	925	82,242
United Technologies Corp.	6,438	754,340
UnitedHealth Group Inc.	7,844	942,927
Unum Group	2,035	71,144
Urban Outfitters Inc.[b]	1,073	36,890
Valero Energy Corp.	4,514	267,409
Varian Medical Systems Inc.[b]	962	83,309
Ventas Inc.	2,152	143,151
VeriSign Inc.[a,b]	1,480	93,521
Verisk Analytics Inc. Class Ab	1,369	99,362
Verizon Communications Inc.	31,931	1,578,669
Vertex Pharmaceuticals Inc.[b]	2,035	261,070
VF Corp.	3,108	218,896
Viacom Inc. Class B NVS	2,960	197,965
Visa Inc. Class Aa	15,984	1,097,781
VMware Inc. Class Aa,b	703	61,386
Vornado Realty Trust	1,554	155,229
Vulcan Materials Co.	1,147	103,150
Wal-Mart Stores Inc.	12,432	923,325
Walgreens Boots Alliance Inc.	7,252	622,512
Walt Disney Co. (The)	13,098	1,445,626
Waste Management Inc.	3,367	167,172
Waters Corp.[b]	703	93,935
Wells Fargo & Co.	38,628	2,161,623
Western Digital Corp.	1,813	176,514
Western Union Co. (The)[a]	4,995	109,640
Weyerhaeuser Co.	5,180	168,661
Whirlpool Corp.	703	129,528
WhiteWave Foods Co. (The)[b]	1,887	90,633
Whiting Petroleum Corp.[b]	1,924	63,473
Whole Foods Market Inc.	2,886	119,019
Williams Companies Inc. (The)	5,550	283,605
Willis Group Holdings PLC	1,258	59,705
Wisconsin Energy Corp.	1,998	96,463
WR Berkley Corp.	814	39,886
WW Grainger Inc.	555	133,383

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2015

Security	Shares	Value

Wyndham Worldwide Corp.	1,443	$122,525
Wynn Resorts Ltd.	758	76,323
Xcel Energy Inc.	3,774	128,505
Xerox Corp.	10,471	119,579
Xilinx Inc.	2,405	114,045
XL Group PLC	2,331	87,832
Xylem Inc./NY	1,924	70,361
Yahoo! Inc.[b]	7,622	327,251
Yum! Brands Inc.	3,700	333,407
Zillow Group Inc. Class Aa,b	444	40,577
Zimmer Holdings Inc.	1,593	181,745
Zoetis Inc.	4,440	220,979

		157,542,416

TOTAL COMMON STOCKS (Cost: $264,097,637)		276,091,063

PREFERRED STOCKS — 0.22%

GERMANY — 0.22%
Henkel AG & Co. KGaA	1,443	172,362
Porsche Automobil Holding SE	1,221	107,654
Volkswagen AG	1,332	322,735

		602,751

TOTAL PREFERRED STOCKS (Cost: $613,894)		602,751

RIGHTS — 0.01%

ITALY — 0.01%
Banca Monte dei Paschi di Siena SpA[a,b]	2,479	16,416

		16,416

TOTAL RIGHTS (Cost: $63,651)		16,416

SHORT-TERM INVESTMENTS — 2.18%

MONEY MARKET FUNDS — 2.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.17%[c,d,e]	5,480,677	5,480,677
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	306,927	306,927

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	285,392	$285,392

		6,072,996

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,072,996)		6,072,996

TOTAL INVESTMENTS IN SECURITIES — 101.80% (Cost: $270,848,178)		282,783,226
Other Assets, Less Liabilities — (1.80)%		(5,004,003)

NET ASSETS — 100.00%		$277,779,223

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

182

Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Core MSCI Emerging Markets	MSCI Global Agriculture Producers
Currency Hedged MSCI Emerging Markets[a]	MSCI Global Energy Producers
MSCI All Country World Minimum Volatility	MSCI Global Gold Miners
MSCI Australia	MSCI Global Metals & Mining Producers
MSCI Austria Capped	MSCI Global Silver Miners
MSCI Belgium Capped	MSCI Hong Kong
MSCI Brazil Capped	MSCI Israel Capped
MSCI BRIC	MSCI Italy Capped
MSCI Canada	MSCI Japan
MSCI Chile Capped	MSCI Japan Small-Cap
MSCI Colombia Capped	MSCI Malaysia
MSCI Emerging Markets	MSCI Mexico Capped
MSCI Emerging Markets Asia	MSCI Netherlands
MSCI Emerging Markets Consumer Discretionary	MSCI Pacific ex Japan
MSCI Emerging Markets Eastern Europe	MSCI Russia Capped
MSCI Emerging Markets EMEA	MSCI Singapore
MSCI Emerging Markets Energy Capped	MSCI South Africa
MSCI Emerging Markets Growth	MSCI South Korea Capped
MSCI Emerging Markets Horizon[b]	MSCI Spain Capped
MSCI Emerging Markets Minimum Volatility	MSCI Sweden
MSCI Emerging Markets Small-Cap	MSCI Switzerland Capped
MSCI Emerging Markets Value	MSCI Taiwan
MSCI Eurozone[c]	MSCI Thailand Capped
MSCI France	MSCI Turkey
MSCI Frontier 100	MSCI USA
MSCI Germany	MSCI World

[a]	The Fund commenced operations on September 23, 2014.
[b]	The Fund commenced operations on October 14, 2014.
[c]	Formerly the iShares MSCI EMU ETF.

Each of the iShares Core MSCI Emerging Markets, iShares MSCI BRIC, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Consumer Discretionary, iShares MSCI Emerging Markets Energy Capped, iShares MSCI Emerging Markets Growth, iShares MSCI Emerging Markets Minimum Volatility, iShares MSCI Emerging Markets Small-Cap

183

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

and iShares MSCI Emerging Markets Value ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

184

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

185

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Core MSCI Emerging Markets
Assets:
Common Stocks	$7,462,691,503	$39,083,250	$125,007	$7,501,899,760
Preferred Stocks	263,664,559	—	—	263,664,559
Rights	142	130,817	—	130,959
Warrants	20,816	—	—	20,816
Money Market Funds	391,807,075	—	—	391,807,075
Futures Contracts[a]	338,138	—	—	338,138

	$8,118,522,233	$39,214,067	$125,007	$8,157,861,307

Currency Hedged MSCI Emerging Markets
Assets:
Investment Companies	$184,097,077	$—	$—	$184,097,077
Money Market Funds	89,228	—	—	89,228
Forward Currency Contracts[a]	—	3,898,261	—	3,898,261

	$184,186,305	$3,898,261	$—	$188,084,566

Liabilities:
Forward Currency Contracts[a]	$—	$(432,749)	$—	$(432,749)

MSCI All Country World Minimum Volatility
Assets:
Common Stocks	$2,240,770,679	$5,797,074	$—	$2,246,567,753
Preferred Stocks	1,892,963	—	—	1,892,963
Money Market Funds	46,689,413	—	—	46,689,413

	$2,289,353,055	$5,797,074	$—	$2,295,150,129

MSCI Australia
Assets:
Common Stocks	$1,634,461,667	$—	$—	$1,634,461,667
Money Market Funds	5,590,040	—	—	5,590,040
Futures Contracts[a]	282,394	—	—	282,394

	$1,640,334,101	$—	$—	$1,640,334,101

MSCI Austria Capped
Assets:
Common Stocks	$68,982,423	$—	$21	$68,982,444
Money Market Funds	152,570	—	—	152,570

	$69,134,993	$—	$21	$69,135,014

MSCI Belgium Capped
Assets:
Common Stocks	$171,069,827	$—	$—	$171,069,827
Money Market Funds	2,302,157	—	—	2,302,157

	$173,371,984	$—	$—	$173,371,984

MSCI Brazil Capped
Assets:
Common Stocks	$1,833,234,972	$—	$—	$1,833,234,972
Preferred Stocks	1,098,204,115	—	—	1,098,204,115
Rights	1,040	—	—	1,040
Money Market Funds	1,917,478	—	—	1,917,478

	$2,933,357,605	$—	$—	$2,933,357,605

MSCI BRIC
Assets:
Common Stocks	$260,778,116	$2,757,158	$—	$263,535,274
Preferred Stocks	18,587,704	—	—	18,587,704
Rights	12	—	—	12
Money Market Funds	11,425,574	—	—	11,425,574

	$290,791,406	$2,757,158	$—	$293,548,564

186

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Canada
Assets:
Common Stocks	$2,590,945,092	$—	$—	$2,590,945,092
Money Market Funds	27,299,311	—	—	27,299,311
Futures Contracts[a]	113,083	—	—	113,083

	$2,618,357,486	$—	$—	$2,618,357,486

MSCI Chile Capped
Assets:
Common Stocks	$276,929,687	$—	$—	$276,929,687
Preferred Stocks	17,651,540	—	—	17,651,540
Money Market Funds	2,409,325	—	—	2,409,325

	$296,990,552	$—	$—	$296,990,552

MSCI Colombia Capped
Assets:
Common Stocks	$13,811,773	$—	$—	$13,811,773
Preferred Stocks	4,723,805	—	—	4,723,805
Money Market Funds	506,452	—	—	506,452

	$19,042,030	$—	$—	$19,042,030

MSCI Emerging Markets
Assets:
Common Stocks	$30,405,855,271	$143,224,964	$12,053	$30,549,092,288
Preferred Stocks	1,231,222,857	—	—	1,231,222,857
Rights	738	—	—	738
Money Market Funds	1,064,693,922	—	—	1,064,693,922
Futures Contracts[a]	6,169,065	—	—	6,169,065

	$32,707,941,853	$143,224,964	$12,053	$32,851,178,870

MSCI Emerging Markets Asia
Assets:
Common Stocks	$170,401,518	$1,128,962	$—	$171,530,480
Preferred Stocks	1,837,080	—	—	1,837,080
Money Market Funds	5,706,278	—	—	5,706,278

	$177,944,876	$1,128,962	$—	$179,073,838

MSCI Emerging Markets Consumer Discretionary
Assets:
Common Stocks	$5,257,275	$70,309	$—	$5,327,584
Preferred Stocks	136,508	—	—	136,508
Money Market Funds	128,151	—	—	128,151

	$5,521,934	$70,309	$—	$5,592,243

MSCI Emerging Markets Eastern Europe
Assets:
Common Stocks	$29,638,751	$—	$—	$29,638,751
Preferred Stocks	1,137,141	—	—	1,137,141
Money Market Funds	128,282	—	—	128,282

	$30,904,174	$—	$—	$30,904,174

MSCI Emerging Markets EMEA
Assets:
Common Stocks	$8,632,905	$—	$16	$8,632,921
Preferred Stocks	106,260	—	—	106,260
Money Market Funds	78,724	—	—	78,724

	$8,817,889	$—	$16	$8,817,905

MSCI Emerging Markets Energy Capped
Assets:
Common Stocks	$2,805,454	$—	$—	$2,805,454
Preferred Stocks	197,270	—	—	197,270
Money Market Funds	70,956	—	—	70,956

	$3,073,680	$—	$—	$3,073,680

187

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

MSCI Emerging Markets Growth
Assets:
Common Stocks	$8,239,261	$60,254		$—		$8,299,515
Preferred Stocks	176,211	—		—		176,211
Money Market Funds	94,251	—		—		94,251

	$8,509,723	$60,254		$—		$8,569,977

MSCI Emerging Markets Horizon
Assets:
Common Stocks	$2,208,504	$—		$—		$2,208,504
Preferred Stocks	18,046	—		—		18,046
Money Market Funds	6,878	—		—		6,878

	$2,233,428	$—		$—		$2,233,428

MSCI Emerging Markets Minimum Volatility
Assets:
Common Stocks	$2,572,196,800	$17,336,847		$—		$2,589,533,647
Preferred Stocks	30,390,845	—		—		30,390,845
Money Market Funds	50,826,692	—		—		50,826,692

	$2,653,414,337	$17,336,847		$—		$2,670,751,184

MSCI Emerging Markets Small-Cap
Assets:
Common Stocks	$81,449,724	$876,681		$10,778		$82,337,183
Preferred Stocks	486,188	—		—		486,188
Rights	—	16,241		—		16,241
Warrants	2,165	0	[b]	—		2,165
Money Market Funds	10,478,602	—		—		10,478,602

	$92,416,679	$892,922		$10,778		$93,320,379

MSCI Emerging Markets Value
Assets:
Common Stocks	$22,768,043	$15,680		$14		$22,783,737
Preferred Stocks	1,417,873	—		—		1,417,873
Money Market Funds	257,223	—		—		257,223

	$24,443,139	$15,680		$14		$24,458,833

MSCI Eurozone
Assets:
Common Stocks	$9,875,776,507	$—		$7		$9,875,776,514
Preferred Stocks	205,644,670	—		—		205,644,670
Rights	3,652,878	—		—		3,652,878
Money Market Funds	32,230,054	—		—		32,230,054

	$10,117,304,109	$—		$7		$10,117,304,116

MSCI France
Assets:
Common Stocks	$395,157,314	$—		$—		$395,157,314
Money Market Funds	3,547,794	—		—		3,547,794

	$398,705,108	$—		$—		$398,705,108

MSCI Frontier 100
Assets:
Common Stocks	$584,009,071	$80		$—		$584,009,151
Convertible Bonds	—	266,574		0	[b]	266,574
Money Market Funds	107,334	—		—		107,334

	$584,116,405	$266,654		$0	[b]	$584,383,059

MSCI Germany
Assets:
Common Stocks	$6,407,140,961	$—		$—		$6,407,140,961
Preferred Stocks	473,477,121	—		—		473,477,121
Money Market Funds	1,985,192	—		—		1,985,192

	$6,882,603,274	$—		$—		$6,882,603,274

188

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total
Liabilities:
Futures Contracts[a]	$(836,126)	$—		$—		$(836,126)

MSCI Global Agriculture Producers
Assets:
Common Stocks	$34,256,959	$—		$0	[b]	$34,256,959
Investment Companies	457,248	—		—		457,248
Preferred Stocks	165,210	—		—		165,210
Money Market Funds	609,829	—		—		609,829

	$35,489,246	$—		$0	[b]	$35,489,246

MSCI Global Energy Producers
Assets:
Common Stocks	$31,415,515	$—		$—		$31,415,515
Preferred Stocks	295,844	—		—		295,844
Warrants	—	0	[b]	—		0 [b]
Money Market Funds	238,323	—		—		238,323

	$31,949,682	$0	[b]	$—		$31,949,682

MSCI Global Gold Miners
Assets:
Common Stocks	$59,361,831	$—		$—		$59,361,831
Money Market Funds	3,166,410	—		—		3,166,410

	$62,528,241	$—		$—		$62,528,241

MSCI Global Metals & Mining Producers
Assets:
Common Stocks	$70,708,783	$21,391		$1		$70,730,175
Preferred Stocks	1,532,971	—		—		1,532,971
Money Market Funds	2,638,604	—		—		2,638,604

	$74,880,358	$21,391		$1		$74,901,750

MSCI Global Silver Miners
Assets:
Common Stocks	$14,254,514	$20,356		$—		$14,274,870
Money Market Funds	1,629,318	—		—		1,629,318

	$15,883,832	$20,356		$—		$15,904,188

MSCI Hong Kong
Assets:
Common Stocks	$3,372,286,097	$320,623,772		$—		$3,692,909,869
Money Market Funds	95,368,134	—		—		95,368,134

	$3,467,654,231	$320,623,772		$—		$3,788,278,003

Liabilities:
Futures Contracts[a]	$(1,035,651)	$—		$—		$(1,035,651)

MSCI Israel Capped
Assets:
Common Stocks	$128,486,998	$—		$—		$128,486,998
Money Market Funds	3,153,469	—		—		3,153,469

	$131,640,467	$—		$—		$131,640,467

MSCI Italy Capped
Assets:
Common Stocks	$1,019,961,878	$—		$—		$1,019,961,878
Rights	8,863,802	—		—		8,863,802
Money Market Funds	47,725,104	—		—		47,725,104

	$1,076,550,784	$—		$—		$1,076,550,784

189

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Japan
Assets:
Common Stocks	$19,098,335,705	$—	$—	$19,098,335,705
Money Market Funds	117,907,759	—	—	117,907,759
Futures Contracts[a]	12,019,072	—	—	12,019,072

	$19,228,262,536	$—	$—	$19,228,262,536

MSCI Japan Small-Cap
Assets:
Common Stocks	$128,207,870	$—	$—	$128,207,870
Money Market Funds	4,081,187	—	—	4,081,187

	$132,289,057	$—	$—	$132,289,057

MSCI Malaysia
Assets:
Common Stocks	$429,108,908	$—	$—	$429,108,908
Money Market Funds	10,765,465	—	—	10,765,465

	$439,874,373	$—	$—	$439,874,373

MSCI Mexico Capped
Assets:
Common Stocks	$1,720,163,298	$—	$29	$1,720,163,327
Money Market Funds	67,798,676	—	—	67,798,676

	$1,787,961,974	$—	$29	$1,787,962,003

MSCI Netherlands
Assets:
Common Stocks	$190,820,393	$—	$1	$190,820,394
Money Market Funds	8,932,639	—	—	8,932,639

	$199,753,032	$—	$1	$199,753,033

MSCI Pacific ex Japan
Assets:
Common Stocks	$2,564,874,482	$66,376,493	$—	$2,631,250,975
Money Market Funds	49,558,154	—	—	49,558,154

	$2,614,432,636	$66,376,493	$—	$2,680,809,129

MSCI Russia Capped
Assets:
Common Stocks	$241,019,951	$—	$—	$241,019,951
Preferred Stocks	17,760,234	—	—	17,760,234
Money Market Funds	246,391	—	—	246,391

	$259,026,576	$—	$—	$259,026,576

MSCI Singapore
Assets:
Common Stocks	$820,902,317	$—	$—	$820,902,317
Money Market Funds	79,313,720	—	—	79,313,720

	$900,216,037	$—	$—	$900,216,037

Liabilities:
Futures Contracts[a]	$(238,594)	$—	$—	$(238,594)

MSCI South Africa
Assets:
Common Stocks	$432,812,426	$—	$2,159	$432,814,585
Money Market Funds	585,842	—	—	585,842

	$433,398,268	$—	$2,159	$433,400,427

MSCI South Korea Capped
Assets:
Common Stocks	$4,052,900,396	$—	$—	$4,052,900,396
Preferred Stocks	143,678,050	—	—	143,678,050
Money Market Funds	255,668,345	—	—	255,668,345

	$4,452,246,791	$—	$—	$4,452,246,791

190

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

MSCI Spain Capped
Assets:
Common Stocks	$1,788,744,033	$—		$—	$1,788,744,033
Money Market Funds	18,980,844	—		—	18,980,844

	$1,807,724,877	$—		$—	$1,807,724,877

MSCI Sweden
Assets:
Common Stocks	$416,026,530	$—		$—	$416,026,530
Money Market Funds	3,831,288	—		—	3,831,288

	$419,857,818	$—		$—	$419,857,818

MSCI Switzerland Capped
Assets:
Common Stocks	$1,215,085,495	$—		$—	$1,215,085,495
Money Market Funds	843,412	—		—	843,412

	$1,215,928,907	$—		$—	$1,215,928,907

MSCI Taiwan
Assets:
Common Stocks	$4,353,853,242	$—		$2	$4,353,853,244
Money Market Funds	208,949,362	—		—	208,949,362
Futures Contracts[a]	14,695	—		—	14,695

	$4,562,817,299	$—		$2	$4,562,817,301

MSCI Thailand Capped
Assets:
Common Stocks	$384,718,193	$—		$—	$384,718,193
Rights	—	0	[b]	—	0	[b]
Warrants	8,714	2,034		—	10,748
Money Market Funds	25,345,533	—		—	25,345,533

	$410,072,440	$2,034		$—	$410,074,474

MSCI Turkey
Assets:
Common Stocks	$465,299,717	$—		$—	$465,299,717
Money Market Funds	32,405,178	—		—	32,405,178

	$497,704,895	$—		$—	$497,704,895

MSCI USA
Assets:
Common Stocks	$52,105,943	$—		$—	$52,105,943
Money Market Funds	713,318	—		—	713,318

	$52,819,261	$—		$—	$52,819,261

MSCI World
Assets:
Common Stocks	$275,975,537	$115,526		$—	$276,091,063
Preferred Stocks	602,751	—		—	602,751
Rights	16,416	—		—	16,416
Money Market Funds	6,072,996	—		—	6,072,996

	$282,667,700	$115,526		$—	$282,783,226

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

191

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® , INC.

The following Funds had transfers from Level 1 to Level 2 during the nine months ended May 31, 2015, resulting from temporary suspensions of trading.

iShares ETF	Amount of Transfer
MSCI Emerging Markets Consumer Discretionary	$71,031
MSCI Emerging Markets Small-Cap	335,814
MSCI Hong Kong	229,673,883
MSCI Pacific ex Japan	55,848,622

The following Funds had transfers from Level 2 to Level 1 during the nine months ended May 31, 2015, resulting from the resumption of trading after temporary suspensions.

iShares ETF	Amount of Transfer
MSCI Emerging Markets Consumer Discretionary	$16,619
MSCI Emerging Markets Small-Cap	584,906
MSCI Pacific ex Japan	4,214,839

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$8,046,196,602	$900,308,649	$(788,982,082)	$111,326,567
Currency Hedged MSCI Emerging Markets	186,813,514	—	(2,627,209)	(2,627,209)
MSCI All Country World Minimum Volatility	2,082,487,263	241,429,148	(28,766,282)	212,662,866
MSCI Australia	1,889,619,561	89,300,426	(338,868,280)	(249,567,854)
MSCI Austria Capped	94,819,136	972,115	(26,656,237)	(25,684,122)
MSCI Belgium Capped	184,476,295	7,028,527	(18,132,838)	(11,104,311)
MSCI Brazil Capped	3,094,115,529	773,887,066	(934,644,990)	(160,757,924)
MSCI BRIC	290,795,703	60,985,007	(58,232,146)	2,752,861
MSCI Canada	3,128,211,033	275,265,283	(785,231,913)	(509,966,630)
MSCI Chile Capped	304,555,031	46,930,501	(54,494,980)	(7,564,479)
MSCI Colombia Capped	23,803,254	76,938	(4,838,162)	(4,761,224)
MSCI Emerging Markets	32,925,289,093	5,969,713,733	(6,049,993,021)	(80,279,288)
MSCI Emerging Markets Asia	166,922,126	19,702,891	(7,551,179)	12,151,712
MSCI Emerging Markets Consumer Discretionary	5,239,845	1,056,917	(704,519)	352,398
MSCI Emerging Markets Eastern Europe	41,457,753	661,321	(11,214,900)	(10,553,579)
MSCI Emerging Markets EMEA	10,255,592	835,831	(2,273,518)	(1,437,687)
MSCI Emerging Markets Energy Capped	4,045,181	57,434	(1,028,935)	(971,501)
MSCI Emerging Markets Growth	7,888,103	1,103,510	(421,636)	681,874
MSCI Emerging Markets Horizon	2,447,420	67,933	(281,925)	(213,992)

192

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® , INC.

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Minimum Volatility	$2,585,337,957	$249,537,492	$(164,124,265)	$85,413,227
MSCI Emerging Markets Small-Cap	90,308,541	10,893,766	(7,881,928)	3,011,838
MSCI Emerging Markets Value	26,118,247	1,957,878	(3,617,292)	(1,659,414)
MSCI Eurozone	10,688,920,642	360,822,370	(932,438,896)	(571,616,526)
MSCI France	446,857,932	12,464,149	(60,616,973)	(48,152,824)
MSCI Frontier 100	634,330,189	34,371,067	(84,318,197)	(49,947,130)
MSCI Germany	7,169,027,609	306,019,580	(592,443,915)	(286,424,335)
MSCI Global Agriculture Producers	35,856,853	3,425,442	(3,793,049)	(367,607)
MSCI Global Energy Producers	33,737,160	459,966	(2,247,444)	(1,787,478)
MSCI Global Gold Miners	89,616,537	1,334,387	(28,422,683)	(27,088,296)
MSCI Global Metals & Mining Producers	99,772,229	2,104,507	(26,974,986)	(24,870,479)
MSCI Global Silver Miners	19,838,311	345,985	(4,280,108)	(3,934,123)
MSCI Hong Kong	3,504,436,178	504,206,225	(220,364,400)	283,841,825
MSCI Israel Capped	145,127,853	7,389,675	(20,877,061)	(13,487,386)
MSCI Italy Capped	1,209,144,085	50,021,459	(182,614,760)	(132,593,301)
MSCI Japan	18,863,522,327	1,575,321,090	(1,222,599,953)	352,721,137
MSCI Japan Small-Cap	131,802,299	11,602,816	(11,116,058)	486,758
MSCI Malaysia	243,727,784	226,210,451	(30,063,862)	196,146,589
MSCI Mexico Capped	2,311,411,954	28,591,304	(552,041,255)	(523,449,951)
MSCI Netherlands	209,988,610	6,132,362	(16,367,939)	(10,235,577)
MSCI Pacific ex Japan	2,749,001,762	304,565,749	(372,758,382)	(68,192,633)
MSCI Russia Capped	364,964,616	3,915,714	(109,853,754)	(105,938,040)
MSCI Singapore	925,851,585	68,519,650	(94,155,198)	(25,635,548)
MSCI South Africa	529,194,178	27,508,902	(123,302,653)	(95,793,751)
MSCI South Korea Capped	3,419,895,247	1,689,747,213	(657,395,669)	1,032,351,544
MSCI Spain Capped	2,101,215,045	35,173,432	(328,663,600)	(293,490,168)
MSCI Sweden	444,002,276	21,196,283	(45,340,741)	(24,144,458)
MSCI Switzerland Capped	1,188,370,871	89,774,689	(62,216,653)	27,558,036
MSCI Taiwan	3,120,676,047	1,723,039,316	(280,912,757)	1,442,126,559
MSCI Thailand Capped	502,168,557	7,295,202	(99,389,285)	(92,094,083)
MSCI Turkey	692,761,433	1,850,172	(196,906,710)	(195,056,538)
MSCI USA	48,503,518	5,594,091	(1,278,348)	4,315,743
MSCI World	271,016,209	21,507,467	(9,740,450)	11,767,017
LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of May 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

193

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® , INC.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Currency Hedged MSCI Emerging Markets ETF currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended May 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI Emerging Markets
iShares MSCI Emerging Markets ETF	—	4,588,947	(111,878)	4,477,069	$184,097,077	$47,157	$(112,965)

MSCI Global Agriculture Producers
iShares India 50 ETF	12,183	6,858	(3,995)	15,046	$457,248	$440	$33,635

MSCI USA
BlackRock Inc.	338	141	(152)	327	$119,610	$1,540	$8,684
PNC Financial Services Group Inc. (The)	1,343	572	(528)	1,387	132,722	2,063	6,543

					$252,332	$3,603	$15,227

194

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® , INC.

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI World
BlackRock Inc.	690	540	(120)	1,110	$406,016	$3,475	$11,777
PNC Financial Services Group Inc. (The)	2,507	1,962	(436)	4,033	385,918	4,607	9,297

					$791,934	$8,082	$21,074

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

195

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	July 27, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	July 27, 2015